          As filed with the Securities and Exchange Commission on April 25, 2008
                                                     Registration No. 333-146590
                                                                        811-6584


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4


             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 1
                                     and/or



         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 39


                 JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK
                               SEPARATE ACCOUNT A
        (formerly, The Manufacturers Life Insurance Company of New York)
                           (Exact name of Registrant)

                 JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK
        (formerly, The Manufacturers Life Insurance Company of New York)
                               (Name of Depositor)

                       100 Summit Lake Drive, Second Floor
                            Valhalla, New York 10595
              (Address of Depositor's Principal Executive Offices)

                                 (914) 773-0708
               (Depositor's Telephone Number Including Area Code)

                             Thomas J. Loftus, Esq.
                 John Hancock Life Insurance Company of New York
                               601 Congress Street
                                Boston, MA 02210
                     (Name and Address of Agent for Service)


                                    Copy to:
                              John W. Blouch, Esq.
                               Dykema Gossett PLLC
                                 Suite 300 West
                                1300 I Street, NW
                            Washington, DC 20005-3306



Title of Securities Being Registered: Variable Annuity Insurance Contracts






It is proposed that this filing will become effective:



[ ]  immediately upon filing pursuant to paragraph (b) of Rule 485



[X]  on April 28, 2008 pursuant to paragraph (b) of Rule 485



[ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485



[ ]  on ______, 2007 pursuant to paragraph (a)(1) of Rule 485



If appropriate, check the following box:



[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                     PART A

                      INFORMATION REQUIRED IN A PROSPECTUS

                (Venture(R) Opportunity A Share Variable Annuity)
                          (currently issued contracts)

                                                 Prospectus dated April 28, 2008


                 Venture(R) Opportunity A Share Variable Annuity

This Prospectus describes interests in VENTURE(R) OPPORTUNITY A SHARE flexible Purchase Payment deferred variable annuity contracts (singly, a "Contract" and collectively, the "Contracts") issued by JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) ("John Hancock USA") in all jurisdictions except New York, or by JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK ("John Hancock New York") in New York. Unless otherwise specified, "we," "us," "our," or a "Company" refers to the applicable issuing Company of a Contract. You, the Contract Owner, should refer to the first page of your Venture(R) Opportunity A Share Variable Annuity Contract for the namE of your issuing Company.


VARIABLE INVESTMENT OPTIONS. You may allocate Contract Values or additional Purchase Payments, to the extent permitted under your Contract, in Variable Investment Options. If you do, we will measure your Contract Value (other than value allocated to a DCA Fixed Investment Option) and Variable Annuity payments according to the investment performance of applicable Sub-Accounts of JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H or, in the case of John Hancock New York, applicable Sub-Accounts of JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A (singly, a "Separate Account" and collectively, the "Separate Accounts"). Each Sub-Account invests in one of the following Portfolios of John Hancock Trust that corresponds to a Variable Investment Option that we make available on the date of this Prospectus. John Hancock Investments Management Services, LLC is the investment adviser to the John Hancock Trust. We show the Portfolio's manager (i.e, subadviser) in bold above the name of the Portfolio:



CAPITAL RESEARCH AND MANAGEMENT
COMPANY
(Adviser to the American Fund Insurance Series)
   American Asset Allocation Trust
   American Blue Chip Income and Growth Trust
   American Bond Trust
   American Global Growth Trust
   American Global Small Capitalization Trust
   American Growth Trust
   American Growth-Income Trust
   American High-Income Bond Trust
   American International Trust
   American New World Trust
DAVIS SELECTED ADVISERS, L.P.
   Fundamental Value Trust
FRANKLIN MUTUAL ADVISORS LLC
   Mutual Shares Trust
FRANKLIN TEMPLETON INVESTMENTS CORP.
   International Small Cap Trust
GRANTHAM, MAYO, VAN OTTERLOO & CO. LLC
   International Core Trust
LEGG MASON CAPITAL MANAGEMENT, INC.
   Core Equity Trust
LORD, ABBETT & CO. LLC
   All Cap Value Trust
   Mid Cap Value Trust
MFC GLOBAL INVESTMENT MANAGEMENT (U.S.), LLC
   Small Cap Intrinsic Value Trust
MFC GLOBAL INVESTMENT MANAGEMENT
   (U.S.A.) LIMITED
   American Fundamental Holdings Trust
   Franklin Templeton Founding Allocation Trust
   Lifestyle Balanced Trust
   Lifestyle Conservative Trust
   Lifestyle Growth Trust
   Lifestyle Moderate Trust
   Money Market Trust
PACIFIC INVESTMENT MANAGEMENT COMPANY LLC
   Global Bond Trust
   Total Return Trust
TEMPLETON GLOBAL ADVISORS LIMITED
   Global Trust
   International Value Trust(1)
VAN KAMPEN(2)
   Value Trust
WELLINGTON MANAGEMENT COMPANY, LLP
   Core Allocation  Plus Trust
   Investment Quality Bond Trust
   Mid Cap Intersection Trust
   Mid Cap Stock Trust
   Small Cap Growth Trust
   Small Cap Value Trust



(1) Templeton Global Advisors Limited is sub-subadviser to the International Value Trust under an agreement with Templeton Investment Counsel, LLC.



(2)  Morgan Stanley Investment Management, Inc. doing business as Van Kampen.


CONTRACTS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR INSURED, GUARANTEED OR ENDORSED BY, ANY BANK, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. PLEASE READ THIS PROSPECTUS CAREFULLY AND KEEP IT FOR FUTURE REFERENCE. IT CONTAINS INFORMATION ABOUT THE SEPARATE ACCOUNTS AND THE VARIABLE INVESTMENT OPTIONS THAT YOU SHOULD KNOW BEFORE INVESTING. THE CONTRACTS HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION ("SEC"). NEITHER THE SEC NOR ANY STATE HAS DETERMINED WHETHER THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)            JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

ANNUITIES SERVICE CENTER    MAILING ADDRESS             ANNUITIES SERVICE CENTER    MAILING ADDRESS
164 Corporate Drive         Post Office Box 9505        164 Corporate Drive         Post Office Box 9506
Portsmouth, NH 03801-6815   Portsmouth, NH 03802-9505   Portsmouth, NH 03801-6815   Portsmouth, NH 03802-9506
(617) 663-3000 or           www.jhannuities.com         (877) 391-3748 or           www.jhannuitiesnewyork.com
(800) 344-1029                                          (800) 551-2078

                                Table of Contents


I. GLOSSARY OF SPECIAL TERMS .............................................     1
II. OVERVIEW .............................................................     4
III. FEE TABLES ..........................................................     8
    EXAMPLES .............................................................    10
IV. GENERAL INFORMATION ABOUT US, THE SEPARATE ACCOUNTS AND THE
    PORTFOLIOS ...........................................................    14
    THE COMPANIES ........................................................    14
    THE SEPARATE ACCOUNTS ................................................    15
    THE PORTFOLIOS .......................................................    15
    VOTING INTEREST ......................................................    20
V. DESCRIPTION OF THE CONTRACT ...........................................    21
    ELIGIBLE PLANS .......................................................    21
    ACCUMULATION PERIOD PROVISIONS .......................................    21
       Purchase Payments .................................................    21
       Accumulation Units ................................................    22
       Value of Accumulation Units .......................................    22
       Net Investment Factor .............................................    22
       Transfers Among Investment Options ................................    23
       Maximum Number of Investment Options ..............................    24
       Telephone and Electronic Transactions .............................    24
       Special Transfer Services-Dollar Cost Averaging ...................    24
       Special Transfer Services-Asset Rebalancing Program ...............    25
       Withdrawals .......................................................    25
       Special Withdrawal Services-The Systematic Withdrawal Program .....    26
       Death Benefit During Accumulation Period ..........................    26
    PAY-OUT PERIOD PROVISIONS ............................................    27
       General ...........................................................    27
       Annuity Options ...................................................    28
       Determination of Amount of the First Variable Annuity Payment .....    30
       Annuity Units and the Determination of Subsequent Variable
       Annuity Payments ..................................................    30
       Transfers During Pay-out Period ...................................    31
       Death Benefit During Pay-out Period ...............................    31
    OTHER CONTRACT PROVISIONS ............................................    31
       Right to Review ...................................................    31
       Ownership .........................................................    32
       Annuitant .........................................................    32
       Beneficiary .......................................................    32
       Modification ......................................................    33
       Our Approval ......................................................    33
       Misstatement and Proof of Age, Sex or Survival ....................    33
       Loans .............................................................    33
VI. OPTIONAL BENEFITS ....................................................    34
    INCOME PLUS FOR LIFE SERIES GUARANTEED MINIMUM WITHDRAWAL
    BENEFIT RIDER DEFINITIONS ............................................    34
    INVESTMENT OPTIONS UNDER INCOME PLUS FOR LIFE SERIES GUARANTEED
    MINIMUM WITHDRAWAL BENEFIT RIDERS ....................................    38
       Income Plus for Life ..............................................    40
       Income Plus for Life - Joint Life .................................    45
    ANNUAL STEP DEATH BENEFIT ............................................    49
VII. CHARGES AND DEDUCTIONS ..............................................    50
    FRONT-END SALES CHARGES ..............................................    50
    WITHDRAWAL CHARGES ...................................................    51
    ANNUAL CONTRACT FEE ..................................................    51
    ASSET-BASED CHARGES ..................................................    51
       Daily Administration Fee ..........................................    51
       Mortality and Expense Risks Fee ...................................    52
    REDUCTION OR ELIMINATION OF CHARGES AND DEDUCTIONS ...................    52
    PREMIUM TAXES ........................................................    53
VIII. FEDERAL TAX MATTERS ................................................    54
    INTRODUCTION .........................................................    54
    OUR TAX STATUS .......................................................    54
    SPECIAL CONSIDERATIONS FOR OPTIONAL BENEFITS .........................    54
    CHARITABLE REMAINDER TRUSTS ..........................................    55
    NON-QUALIFIED CONTRACTS ..............................................    55
       Undistributed Gains ...............................................    55
       Taxation of Annuity Payments ......................................    55
       Surrenders, Withdrawals and Death Benefits ........................    55
       Taxation of Death Benefit Proceeds ................................    55
       Penalty Tax on Premature Distributions ............................    56
       Puerto Rico Non-Qualified Contracts ...............................    56
       Diversification Requirements ......................................    56
    QUALIFIED CONTRACTS ..................................................    57
       Penalty Tax on Premature Distributions ............................    58
       Rollovers and Transfers ...........................................    58
       Loans .............................................................    59
       Puerto Rico Contracts Issued to Fund Retirement Plans .............    59
    SEE YOUR OWN TAX ADVISOR .............................................    60
IX. GENERAL MATTERS ......................................................    61
    RESTRICTIONS UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM .............    61
    DISTRIBUTION OF CONTRACTS ............................................    61
       Standard Compensation .............................................    61
       Revenue Sharing and Additional Compensation .......................    61
       Differential Compensation .........................................    62
    CONFIRMATION STATEMENTS ..............................................    62
    REINSURANCE ARRANGEMENTS .............................................    62
APPENDIX A: EXAMPLES OF CALCULATION OF WITHDRAWAL CHARGES ................   A-1
APPENDIX B: GUARANTEED MINIMUM WITHDRAWAL BENEFIT EXAMPLES ...............   B-1
APPENDIX C: QUALIFIED PLAN TYPES .........................................   C-1
APPENDIX D: ADDITIONAL AVAILABILITY OF GUARANTEED MINIMUM WITHDRAWAL
BENEFIT RIDERS ...........................................................   D-1

We provide additional information about the Contracts and the Separate Account, including information on our history, the accumulation unit value tables, services provided to the Separate Account and legal and regulatory matters, in Statements of Additional Information. We filed the Statement of Additional Information with the SEC on the same date as this Prospectus and incorporate it herein by reference. You may obtain a copy of the current Statement of Additional Information without charge by contacting us at the Annuities Service Center shown on the first page of this Prospectus. The SEC also maintains a Web site (http://www.sec.gov) that contains the Statements of Additional Information and other information about us, the Contracts and the Separate Accounts. We list the Table of Contents of the Statements of Additional Information below.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H

Statement of Additional Information
Table of Contents


General Information and History ..........................................     1
Accumulation Unit Value Tables ...........................................     1
Services .................................................................     1
      Independent Registered Public Accounting Firm ......................     1
      Servicing Agent ....................................................     1
      Principal Underwriter ..............................................     1
      Special Compensation and Reimbursement Arrangements ................     2
Legal and Regulatory Matters .............................................     3
Appendix A: Financial Statements .........................................   A-1


JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A Statement of Additional Information
Table of Contents


General Information and History ..........................................     1
Accumulation Unit Value Tables ...........................................     1
Services .................................................................     1
      Independent Registered Public Accounting Firm ......................     1
      Servicing Agent ....................................................     1
      Principal Underwriter ..............................................     1
      Special Compensation and Reimbursement Arrangements ................     2
Legal and Regulatory Matters .............................................     3
Appendix A: Financial Statements .........................................   A-1

                          I. Glossary of Special Terms

The following terms as used in this Prospectus have the indicated meanings. We also define other terms in specific sections of this Prospectus.


ACCUMULATION PERIOD: The period between the issue date of the Contract and the Annuity Commencement Date.



ADDITIONAL PURCHASE PAYMENT: Any Purchase Payment made after the initial Purchase Payment.



ANNUITANT: Any natural person or persons to whom annuity payments are made and whose life is used to determine the duration of annuity payments involving life contingencies. If the Contract Owner names more than one person as an "Annuitant," the second person named is referred to as "co-Annuitant." The "Annuitant" and "co-Annuitant" are referred to collectively as "Annuitant." The Annuitant is as designated on the Contract specification page or in the application, unless changed. The Annuitant becomes the Owner of the Contract during the Pay-out Period.



ANNUITIES SERVICE CENTER: The mailing address of our service office is listed on the first page of this Prospectus. You can send overnight mail to us at the street address of the service office, 164 Corporate Drive, Portsmouth, NH 03801-6815.



ANNUITY COMMENCEMENT DATE: The date we/you annuitize your Contract. That is, the date the Pay-out Period commences and we begin to make annuity payments to the Annuitant. You can change the Annuity Commencement Date to any date prior to the Maturity Date.


ANNUITY OPTION: The method selected by the Contract Owner (or as specified in the Contract if no selection is made) for annuity payments made by us.

ANNUITY UNIT: A unit of measure that is used after the election of an Annuity Option to calculate Variable Annuity payments.


ASSOCIATED ACCOUNTS: The sources of your assets that are used to determine your Cumulative Value and applicable front-end sales charge. Associated Accounts include your variable annuity contracts issued by us through your broker-dealer that are currently in the accumulation phase and certain additional contracts or accounts identified by your broker-dealer's firm.


BENEFICIARY: The person, persons or entity entitled to the death benefit under the Contract upon the death of a Contract Owner or, in certain circumstances, an Annuitant. The Beneficiary is as specified in the application, unless changed.

BUSINESS DAY: Any day on which the New York Stock Exchange is open for business. The end of a Business Day is the close of daytime trading of the New York Stock Exchange, which generally is 4:00 p.m. Eastern Time.

CODE: The Internal Revenue Code of 1986, as amended.

COMPANY: John Hancock USA or John Hancock New York.

CONTINGENT BENEFICIARY: The person, persons or entity to become the Beneficiary if the Beneficiary is not alive. The Contingent Beneficiary is as specified in the application, unless changed.

CONTRACT: The Variable Annuity contract offered by this Prospectus.

CONTRACT ANNIVERSARY: The anniversary of the Contract Date.

CONTRACT DATE: The date of issue of the Contract.

CONTRACT VALUE: The total of the Investment Account values attributable to the Contract.

CONTRACT YEAR: The period of twelve consecutive months beginning on the date as of which the Contract is issued, or any anniversary of that date.

CUMULATIVE VALUE: This is the amount we use to determine your applicable front-end sales charge. Cumulative Value is equal to your current Purchase Payment plus your existing Contract Value plus the value of any Associated Accounts.

DCA FIXED INVESTMENT OPTION: An Investment Option, held in the Company's general account, established to make automatic transfers over a pre-determined period to elected Variable Investment Options.

FIXED ANNUITY: An Annuity Option with payments for a set dollar amount that we guarantee.


GENERAL ACCOUNT: All of a Company's assets, other than assets in its Separate Account and any other separate accounts it may maintain.


INVESTMENT ACCOUNT: An account we establish for you which represents your interests in an Investment Option during the Accumulation Period.

INVESTMENT OPTIONS: The investment choices available to Contract Owners.

JOHN HANCOCK NEW YORK: John Hancock Life Insurance Company of New York.

JOHN HANCOCK USA: John Hancock Life Insurance Company (U.S.A.).


MATURITY DATE: The latest allowable Annuity Commencement Date under your Contract. That is, the last date (unless we consent to a later date) on which the Pay-out Period commences and we begin to make annuity payments to the Annuitant. The Maturity Date is the date specified on the Contract specifications page, unless changed with our consent.


NET PURCHASE PAYMENT: A Purchase Payment less any applicable front-end sales charge and premium tax.

NON-QUALIFIED CONTRACT: A Contract which is not issued under a Qualified Plan.

OWNER OR CONTRACT OWNER ("YOU"): The person, persons (co-Owner) or entity entitled to all of the ownership rights under the Contract. References in this Prospectus to Contract Owners are typically by use of "you." The Owner has the legal right to make all changes in contractual designations where specifically permitted by the Contract. The Owner is as specified in the application, unless changed. The Annuitant becomes the Owner of the Contract during the Pay-out Period.

PAY-OUT PERIOD: The period when we make annuity payments to you following the Annuity Commencement Date.


PORTFOLIO: A series of a registered open-end management investment company which corresponds to a Variable Investment Option.


PROSPECTUS: This Prospectus that describes interests in the Contract.

PURCHASE PAYMENT: An amount you pay to us for the benefits provided by the Contract. Purchase Payment (as opposed to "Net Purchase Payment") is the gross payment amount, and does not reflect reductions for any applicable front-end sales charge or premium tax.

QUALIFIED CONTRACT: A Contract issued under a Qualified Plan.

QUALIFIED PLAN: A retirement plan that receives favorable tax treatment under
Section 401, 403, 408 (IRAs), 408A (Roth IRAs) or 457 of the Code.


RESET: A reduction of the Benefit Base if you take Excess Withdrawals (see "VI. Optional Benefits").


RIDER: An optional benefit that you may elect for an additional charge.

SEPARATE ACCOUNT: John Hancock Life Insurance Company (U.S.A.) Separate Account H or John Hancock Life Insurance Company of New York Separate Account A, as applicable. A separate account is a segregated asset account of a company that is not commingled with the general assets and obligations of the company.


STEP-UP: An increase in the Benefit Base and Lifetime Income Amount on certain Contract Anniversary dates when your Contract Value exceeds the previous Benefit Base (see "VI. Optional Benefits").



STEP-UP DATE: The date on which we determine whether a Step-up could occur.



SUB-ACCOUNT: A Sub-Account of a Separate Account. Each Sub-Account invests in shares of a specific Portfolio.


UNLIQUIDATED PURCHASE PAYMENTS: The amount of all Purchase Payments in the Contract net of any withdrawals in excess of earnings that have been taken to date.

VARIABLE ANNUITY: An Annuity Option with payments which: (1) are not predetermined or guaranteed as to dollar amount; and (2) vary in relation to the investment experience of one or more specified Sub-Accounts.



VARIABLE INVESTMENT OPTION: An Investment Option corresponding to a Sub-Account of a Separate Account that invests in shares of a specific Portfolio.


WITHDRAWAL AMOUNT: The total amount taken from your Contract Value, including any applicable withdrawal charge, tax and proportional share of administrative fee, to process a withdrawal.

                                  II. Overview

This overview tells you some key points you should know about the Contract. Because this is an overview, it does not contain all the information that may be important to you. You should read carefully this entire Prospectus, including its Appendices, your Contract and the Statement of Additional Information for more detailed information.

Insurance laws and regulations apply to us in every state in which our Contracts are sold. As a result, various terms and conditions of your Contract may vary from the terms and conditions described in this Prospectus, depending upon where you purchase a Contract. These variations will be reflected in your Contract or in a Rider attached to your Contract.

WHAT KIND OF CONTRACT IS DESCRIBED IN THIS PROSPECTUS?

The Contract is a flexible Purchase Payment deferred Variable Annuity Contract between you and a Company. "Deferred" means payments by a Company begin on a future date under the Contract. "Variable" means your investment amounts in the Contract may increase or decrease in value daily based upon your investment choices. The Contract provides for the accumulation of your investment amounts and the payment of annuity benefits on a variable and/or fixed basis.

WHO IS ISSUING MY CONTRACT?

Your Contract provides the name of the Company that issues your Contract. In general, John Hancock USA may issue the Contract in any jurisdiction except New York. John Hancock New York issues the Contract only in New York. Each Company sponsors its own Separate Account.

WHAT ARE SOME BENEFITS OF THE CONTRACT?

The Contract offers access to diversified money managers, a death benefit and an optional death benefit, an optional guaranteed minimum withdrawal benefit, annuity payments and tax-deferred treatment of earnings.

In most cases, no income tax will have to be paid on your earnings under the Contract until these earnings are paid out. WHEN YOU PURCHASE A CONTRACT FOR ANY TAX-QUALIFIED RETIREMENT PLAN, THE CONTRACT DOES NOT PROVIDE ANY ADDITIONAL TAX DEFERRED TREATMENT OF EARNINGS BEYOND THE TREATMENT PROVIDED BY THE PLAN. CONSEQUENTLY, YOU SHOULD PURCHASE A CONTRACT FOR A QUALIFIED PLAN ONLY ON THE BASIS OF OTHER BENEFITS OFFERED BY THE CONTRACT. THESE BENEFITS MAY INCLUDE LIFETIME INCOME PAYMENTS, PROTECTION THROUGH LIVING AND DEATH BENEFITS, AND GUARANTEED FEES.

We will pay a death benefit to your Beneficiary if you die during the Accumulation Period, which is described in this Prospectus under "Death Benefit During Accumulation Period." For an additional fee, you may elect an optional death benefit called the "Annual Step Death Benefit." The Contract also offers optional guaranteed minimum withdrawal benefits, each for an additional fee. We provide more information about these benefits under "VI. Optional Benefits."


We offer a variety of Fixed Annuity and Variable Annuity payment options. Periodic annuity payments will begin on the Annuity Commencement Date. You select the Annuity Commencement Date, the frequency of payment and the type of annuity payment option. Annuity payments are made to the Annuitant. We provide more information about pay-out benefits in "V. Description of the Contract - Pay-Out Period Provisions."


HOW DOES THE CONTRACT WORK?


Under the Contract, you make one or more Purchase Payments to a Company for a period of time, known as the Accumulation Period. During the Accumulation Period, your Net Purchase Payments will be allocated to Investment Options. You may transfer among the investment options and take withdrawals. Later, beginning on the Annuity Commencement Date, that Company makes one or more annuity payments under the Contract, known as the Pay-out Period. Your Contract Value during the Accumulation Period will be variable and the amounts of annuity payments during the Pay-out Period may either be variable or fixed, depending upon your choice.


HOW CAN I INVEST MONEY IN THE CONTRACT?


We use the term Purchase Payment to refer to the investments you make in the Contract. The table below shows the required minimum amount for the initial Purchase Payment. The table also shows the required minimum amount for Additional Purchase Payments. Generally, you may make Additional Purchase Payments at any time.

                    MINIMUM INITIAL   MINIMUM ADDITIONAL
TYPE OF CONTRACT   PURCHASE PAYMENT    PURCHASE PAYMENT
----------------   ----------------   ------------------
  Non-Qualified         $5,000                $30
    Qualified           $2,000                $30


If a Purchase Payment would cause your Contract Value to exceed $1 million or your Contract Value already exceeds $1 million, you must obtain our approval in order to make the Purchase Payment.


WHAT CHARGES DO I PAY UNDER THE CONTRACT?

Your Contract has a front-end sales charge, which we deduct from your Purchase Payment before it is invested in your allocated Investment Options. The amount of the sales charge varies, as described in the section "VII. Charges & Deductions - Front-End Sales Charges." To ensure that you are charged the lowest sales charge for which you qualify, be sure to send your Purchase Payments for this Contract through your broker-dealer.

Your Contract has an annual Contract fee of $30. Your Contract also has asset-based charges to compensate us primarily for our administrative expenses and for the mortality and expense risks that we assume under the Contract. These charges do not apply to assets you have in a DCA Fixed Investment Option. We take the deduction proportionally from each of your Variable Investment Options. We make deductions for any applicable taxes based on the amount of a Purchase Payment. If you elect a Rider, we also deduct the Rider charges shown in the Fee Tables proportionally from each of your Investment Options, based on your value in each.

WHAT ARE MY INVESTMENT CHOICES?


You may invest in any of the Variable Investment Options. Each Variable Investment Option is a Sub-Account of a Separate Account that invests in a corresponding Portfolio. The Portfolio prospectus contains a full description of a Portfolio. The amount you've invested in any Variable Investment Option will increase or decrease based upon the investment performance of the corresponding Portfolio (reduced by certain charges we deduct - see "III. Fee Tables"). Your Contract Value during the Accumulation Period and the amounts of annuity payments will depend upon the investment performance of the underlying Portfolio of the Variable Investment Option you select.


Allocating assets only to one or a small number of the Variable Investment Options (other than the Lifestyle Trusts) should not be considered a balanced investment strategy. In particular, allocating assets to a small number of Variable Investment Options that concentrate their investments in a particular business or market sector will increase the risk that your Contract Value will be more volatile since these Variable Investment Options may react similarly to business or market specific events. Examples of business or market sectors where this risk historically has been and may continue to be particularly high include: (a) technology-related business sectors, (b) small cap securities and
(c) foreign securities. We do not provide advice regarding appropriate investment allocations, and you should discuss this matter with your broker-dealer.

HOW CAN I CHANGE MY INVESTMENT CHOICES?

Allocation of Net Purchase Payments. You designate how your Net Purchase Payments are to be allocated among the Investment Options. You may change this investment allocation for future Net Purchase Payments at any time.


Transfers Among Investment Options. During the Accumulation Period, you may transfer your investment amounts among Investment Options, subject to certain restrictions described below and in "Transfers Among Investment Options" on page
23. During the Pay-out Period, you may transfer your allocations among the Variable Investment Options, subject to certain restrictions described in the section entitled "Transfers During Pay-out Period" on page 31.



The Variable Investment Options can be a prime target for abusive transfer activity. Long-term investors in a Variable Investment Option can be harmed by frequent transfer activity since such activity may expose the Variable Investment Option's corresponding Portfolio to increased Portfolio transaction costs (affecting the value of the shares) and/or disruption to the corresponding Portfolio manager's ability to effectively manage such corresponding Portfolio, both of which may result in dilution with respect to interests held for long-term investment. To discourage disruptive frequent trading activity, we have adopted a policy for each Separate Account to restrict transfers to two per calendar month per Contract, with certain exceptions described in more detail in this Prospectus. We apply each Separate Account's policy and procedures uniformly to all Contract Owners.



In addition to the transfer restrictions that we impose, the John Hancock Trust also has adopted policies under Rule 22c-2 of the Investment Company Act of 1940, as amended (the "1940 Act") to detect and deter abusive short term trading. Accordingly, a Portfolio may require us to impose trading restrictions if it discovers violations of its frequent short-term trading policy. We will provide tax identification numbers and other Contract Owner transaction information to the John Hancock Trust upon request, which it may use to identify any pattern or frequency of activity that violates its short-term trading policy.


HOW DO I ACCESS MY MONEY?


During the Accumulation Period, you may withdraw all or a portion of your Contract Value. The amount you withdraw from any Investment Option must be at least $300 or, if less, your entire balance in that Investment Option. If the Withdrawal Amount of a partial withdrawal would reduce your Contract Value to less than $300, we may treat your withdrawal request as a request to withdraw all of your Contract Value. A withdrawal charge and an administration fee may apply to your withdrawal. A withdrawal may be subject to income tax and a 10% IRS penalty tax.


WHAT TYPES OF OPTIONAL BENEFIT RIDERS MAY I BUY UNDER THE CONTRACT?

For the additional charge shown in the Fee Tables, you may elect a Rider offering optional benefits. The availability of the Riders may vary by state.

Guaranteed Minimum Withdrawal Benefit Riders


Each of our optional guaranteed minimum withdrawal benefit Riders guarantees that you will be able to make withdrawals in an amount and over a period of time, specified in your Rider, regardless of your Contract's investment performance. For more details, see "VI. Optional Benefits." The guaranteed minimum withdrawal benefit Riders offered under the Contract are:


     -    INCOME PLUS FOR LIFE, OR


     - INCOME PLUS FOR LIFE - JOINT LIFE (not available in New York or for Non-Qualified Contracts in New Jersey)


You may elect to purchase one of these optional benefit Riders, if available in your state. You may only elect one guaranteed minimum withdrawal benefit Rider. You may not be age 81 or over to purchase Income Plus for Life, and the older of you and your spouse must not be age 81 or over to purchase Income Plus for Life
- Joint Life.


We designed the Income Plus for Life Riders to make a Lifetime Income Amount available for annual withdrawals starting on a Lifetime Income Date. If you limit your annual withdrawals to the Lifetime Income Amount, we will make this benefit available for as long as you live, even after your Contract Value reduces to zero. You may extend this benefit to cover the lifetimes of you and your spouse by selecting our Income Plus for Life - Joint Life Rider.



Under our Income Plus for Life Series Riders (i.e., Income Plus for Life and Income Plus for Life - Joint Life), you choose how much Contract Value to withdraw at any time. We may reduce the Lifetime Income Amount that we guarantee for future lifetime benefit payments, however, if your annual Withdrawal
Amounts:


     - exceed the Lifetime Income Amount in any year after the Lifetime Income Date, or

     -    exceed certain limits, that vary by Rider, before the Lifetime Income
          Date.


YOU COULD LOSE BENEFITS IF YOUR ANNUAL WITHDRAWAL AMOUNTS EXCEED THE LIMITS SPECIFIED IN ONE OF THESE GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDERS. WE MAY REDUCE THE LIFETIME INCOME AMOUNT IF YOU TAKE ANY WITHDRAWALS BEFORE THE APPLICABLE LIFETIME INCOME DATE. YOU WILL LOSE THE LIFETIME INCOME AMOUNT IF YOUR WITHDRAWAL AMOUNTS BEFORE THE APPLICABLE LIFETIME INCOME DATE DEPLETE YOUR CONTRACT VALUE AND ANY REMAINING "BENEFIT BASE" (SEE "INCOME PLUS FOR LIFE SERIES GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDER DEFINITIONS" ON PAGE 34) TO ZERO.



The initial Benefit Base is equal to your initial Purchase Payment, up to the maximum Benefit Base ($5 million). We will increase the Benefit Base by a Credit (referred to as a "Bonus" in the Contract and may be referred to as the "Deferral Credit" in certain marketing materials) that varies by the Rider you select, if you choose not to make any withdrawals at all during certain Contract Years. We also may increase or "Step-up" the guaranteed minimum withdrawal benefit amounts on certain dates to reflect market performance or other factors. You may also increase the amounts we guarantee, by making additional Purchase Payments that we accept. WE IMPOSE SPECIAL LIMITS ON ADDITIONAL PURCHASE PAYMENTS AFTER THE FIRST YEAR FOR CONTRACTS ISSUED WITH ANY OF THE GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDERS.



We will pay withdrawal benefits automatically during a guaranteed minimum withdrawal benefit Rider's "Settlement Phase" that we describe in "VI. Optional Benefits."



IF YOU ELECT TO PURCHASE ANY ONE OF THE GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDERS, YOU MAY INVEST YOUR CONTRACT VALUE ONLY IN THE INVESTMENT OPTIONS WE MAKE AVAILABLE FOR THAT RIDER. WE ALSO RESERVE THE RIGHT TO IMPOSE ADDITIONAL RESTRICTIONS ON INVESTMENT OPTIONS AT ANY TIME. If we do impose additional restrictions, any amounts you allocated to a permitted Investment Option will not be affected by the restriction as long as it remains in that Investment Option. (We describe the currently available Investment Options for Contracts issued with any of the guaranteed minimum withdrawal benefit Riders in "VI. Optional Benefits.")

Annual Step Death Benefit Rider

You may elect to purchase the optional Annual Step Death Benefit Rider, if available in your state, whether or not you purchase a guaranteed minimum withdrawal benefit Rider. Under the Annual Step Death Benefit Rider, we guarantee a minimum death benefit up to the earlier of the Annuity Commencement Date or the Maturity Date, based on the Contract's highest "Anniversary Value" that may be achieved before you (or any joint Owner) reach 81 years old. The Annual Step Death Benefit is available only at Contract issue and cannot be revoked once elected. You may not purchase the Annual Step Death Benefit Rider, however, if you (or any joint Owner) have attained age 80.

WHAT ARE THE TAX CONSEQUENCES OF OWNING A CONTRACT?

In most cases, no income tax will have to be paid on amounts you earn under a Contract until these earnings are paid out. All or part of the following distributions from a Contract may constitute a taxable payout of earnings:

     - full or partial withdrawals (including surrenders, systematic withdrawals and withdrawals under a guaranteed minimum withdrawal benefit Rider);


     -    payment of any death benefit proceeds;



     -    periodic payments under one of our annuity payment options; and



     -    certain ownership changes.


How much you will be taxed on distribution is based upon complex tax rules and depends on matters such as:

     -    the type of the distribution;

     -    when the distribution is made;

     -    the nature of any Qualified Plan for which the Contract is being used;
          and

     -    the circumstances under which the payments are made.

If your Contract is issued in connection with a Qualified Plan, all or part of your Purchase Payments may be tax-deductible.


A 10% tax penalty applies in many cases to the taxable portion of any distributions taken from a Contract before you reach age 59 1/2. Also, most Qualified Plans require that distributions from a Contract commenCe and/or be completed by a certain period of time. This effectively limits the period of time during which you can continue to derive tax deferral benefits from any tax-deductible Purchase Payments you paid or on any earnings under the Contract.



IF YOU ARE PURCHASING THE CONTRACT AS AN INVESTMENT VEHICLE FOR A QUALIFIED PLAN, YOU SHOULD CONSIDER THAT THE CONTRACT DOES NOT PROVIDE ANY ADDITIONAL TAX-DEFERRAL BENEFITS BEYOND THE TREATMENT PROVIDED BY THE QUALIFIED PLAN ITSELF. THE FAVORABLE TAX-DEFERRAL BENEFITS AVAILABLE FOR QUALIFIED PLANS THAT INVEST IN ANNUITY CONTRACTS ARE ALSO GENERALLY AVAILABLE IF THE QUALIFIED PLANS PURCHASE OTHER TYPES OF INVESTMENTS, SUCH AS MUTUAL FUNDS, EQUITIES AND DEBT INSTRUMENTS. HOWEVER, THE CONTRACT OFFERS FEATURES AND BENEFITS THAT OTHER INVESTMENTS MAY NOT OFFER. YOU AND YOUR FINANCIAL ADVISOR SHOULD CAREFULLY CONSIDER WHETHER THE FEATURES AND BENEFITS, INCLUDING THE INVESTMENT OPTIONS AND PROTECTION THROUGH LIVING GUARANTEES, DEATH BENEFITS AND OTHER BENEFITS PROVIDED UNDER AN ANNUITY CONTRACT ISSUED IN CONNECTION WITH A QUALIFIED PLAN ARE SUITABLE FOR YOUR NEEDS AND OBJECTIVES AND ARE APPROPRIATE IN LIGHT OF THE EXPENSE.


We provide additional information on taxes in "VIII. Federal Tax Matters." We make no attempt to provide more than general information about use of the Contract with the various types of retirement plans. Purchasers of Contracts for use with any retirement plan should consult their legal counsel and tax advisor regarding the suitability of the Contract.

CAN I RETURN MY CONTRACT?


In most cases, you have the right to cancel your Contract within 10 days (or longer in some states) after you receive it. In most states, you will receive a refund equal to the Contract Value on the date of cancellation, which may be increased by any sales charges or charges for premium taxes deducted by us to that date. In some states, or if your Contract is issued as an "IRA," you will receive a refund of any Purchase Payments (including sales charges) you made if that amount is higher than Contract Value (increased by any sales charges or charges for premium taxes). The date of cancellation is the date we receive the Contract or acceptable written notification.


WILL I RECEIVE A CONFIRMATION STATEMENT?


We will send you a confirmation statement for certain transactions in your Investment Accounts. You should carefully review these statements to verify their accuracy. You should immediately report any mistakes to our Annuities Service Center (at the address or phone number shown on the first page of this Prospectus). If you fail to notify our Annuities Service Center of any mistake within 60 days of the mailing of the confirmation statement, you will be deemed to have ratified the transaction.

                                 III. Fee Tables


The following tables describe the fees and expenses that you will pay when buying, owning and surrendering a Venture(R) Opportunity A Share Contract. These fees are more completely described in this Prospectus undeR "VII. Charges and Deductions." The items listed under "Total Annual Portfolio Operating Expenses" are described in detail in the Portfolio prospectus. Unless otherwise shown, the tables below show the maximum fees and expenses (including fees deducted from Contract Value for optional benefits).


THE FOLLOWING TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, SURRENDER THE CONTRACT, OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS. STATE PREMIUM TAXES MAY ALSO BE DEDUCTED.


                     CONTRACT OWNER TRANSACTION EXPENSES(1)
                                JOHN HANCOCK USA
                              JOHN HANCOCK NEW YORK


SALES CHARGE

                                  The Sales Charge (as a percentage of
If your Cumulative Value(2) is:          Purchase Payments) is:
-------------------------------   ------------------------------------
Up to $49,999.99                                  5.50%
$50,000 to $99,999.99                             4.50%
$100,000 to $249,999.99                           3.50%
$250,000 to $499,999.99                           2.50%
$500,000 to $999,999.99                           2.00%
$1,000,000 and over                               0.50%

WITHDRAWAL CHARGE

If your Cumulative Value(2) is $1 million and over, we apply a withdrawal charge equal to 0.50% of Purchase Payments withdrawn in the first six months after payment.

TRANSFER FEE(3)

Maximum Fee   $25
Current Fee   $ 0


(1) State premium taxes may also apply to your Contract, which currently range from 0.50% to 4.00% of each Purchase Payment (See "VII. Charges and Deductions- Premium Taxes").



(2) Cumulative Value is your current Purchase Payment plus your existing Contract Value plus the value of any "Associated Accounts." Associated Accounts include your variable annuity contracts issued by us that are currently in the accumulation phase and certain additional contracts or accounts identified by your broker-dealer's firm (see "VII. Charges & Deductions - Front-End Sales Charges" on page 50).


(3) We reserve the right to impose a charge in the future for transfers in excess of 12 per year. The amount of this fee will not exceed the lesser of $25 or 2% of the amount transferred.

THE FOLLOWING TABLE DESCRIBES FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. THIS TABLE DOES NOT INCLUDE ANNUAL PORTFOLIO OPERATING EXPENSES.



            PERIODIC FEES AND EXPENSES OTHER THAN PORTFOLIO EXPENSES



                                                              JOHN HANCOCK USA
                                                           JOHN HANCOCK NEW YORK
                                                           ---------------------
ANNUAL CONTRACT FEE(1)                                             $  30
                                                                   -----
ANNUAL SEPARATE ACCOUNT EXPENSES(2)
   Mortality and Expense Risks Fee                                  0.65%
   Daily Administration Fee (asset based)                           0.15%
                                                                   -----
   TOTAL ANNUAL SEPARATE ACCOUNT EXPENSES(2)
      (With No Optional Riders Reflected)                           0.80%

OPTIONAL BENEFITS
   Optional Annual Step Death Benefit Fee(2)                        0.20%
                                                                   -----
   TOTAL ANNUAL SEPARATE ACCOUNT EXPENSES(3)                        1.00%
   Optional Guaranteed Minimum Withdrawal Benefit Rider
      Fee (maximum) (4)                                             1.20%
                                                                   =====
   TOTAL FEES AND EXPENSES OTHER THAN PORTFOLIO
      EXPENSES(5)                                                   2.20%


(1) The $30 annual Contract fee will not be assessed prior to the Maturity Date if at the time of its assessment the Contract Value is greater than or equal to $50,000.

(2)  A daily charge reflected as a percentage of the Variable Investment
     Options.


(3) Amount shown includes the Mortality and Expense Risks Fee and the Daily Administration Fee as well as the optional Annual Step Death Benefit Fee, as applicable.


(4) The current charge for the Income Plus for Life and Income Plus for Life - Joint Life Riders is 0.60%. We reserve the right to increase the charge to a maximum charge of 1.20% if the Benefit Base is Stepped-up to equal the Contract Value. This fee is deducted from the Contract Value. This is an annual charge applied as a percentage of the Adjusted Benefit Base. All of the charges shown, including the Optional Guaranteed Minimum Withdrawal Benefit Rider Fee ("GMWB Fee"), are expressed in this table as a percentage of the Variable Investment Options (the "Separate Account Value"). In fact, the GMWB Fee is applied in the Contract as a percentage of the Adjusted Benefit Base.


(5) For the purpose of adding and comparing the charges shown in this table, the Adjusted Benefit Base is assumed to be equal to the value of Separate Account Value. When the Separate Account Value and the Adjusted Benefit Base are not equal, the GMWB Fee may be a higher or lower percentage of the Separate Account Value than the percentage shown. For more information on increases and reductions in the Benefit Base, see "VI. Optional Benefits - Income Plus for Life" on page 40.



THE NEXT TABLE DESCRIBES THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE PORTFOLIOS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE PORTFOLIO'S PROSPECTUS.



TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES        MINIMUM        MAXIMUM
-----------------------------------------      -----------   ------------
Range of expenses that are deducted from
Portfolio assets, including management fees,
Rule 12b-1 fees, and other expenses               0.54%          1.17%

EXAMPLES


We provide the following examples that are intended to help you compare the costs of investing in a Contract with the costs of investing in other variable annuity contracts. These costs include Contract Owner expenses, Contract fees, Separate Account annual expenses and Portfolio fees and expenses. Example 1 pertains to a Contract with the optional benefit Riders shown below. Example 2 pertains to a Contract without optional benefit Riders.



EXAMPLE 1: MAXIMUM PORTFOLIO OPERATING EXPENSES - CONTRACT WITH OPTIONAL BENEFIT RIDERS



The following example assumes that you invest $10,000 in a Contract with the optional benefit Riders shown below. The first example also assumes that your investment has a 5% return each year and assumes the maximum annual Contract fee and Rider fees, the maximum fees and expenses of any of the Portfolios and no reduction in sales charges based on Associated Account values. Please note that the Rider fees are reflected as a percentage of the Adjusted Benefit Base, which may vary in value from the total Variable Investment Option value. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:



JOHN HANCOCK USA & JOHN HANCOCK NEW YORK
CONTRACT WITH INCOME PLUS FOR LIFE AND ANNUAL STEP DEATH BENEFIT



                                                    1 YEAR        3 YEARS        5 YEARS       10 YEARS
                                                  ----------   ------------   ------------   ------------
If you surrender the Contract at the end of the
   applicable time period:                           $916         $1,656         $2,436         $4,553
If you annuitize, or do not surrender the
   Contract at the end of the applicable time
   period:                                           $916         $1,656         $2,436         $4,553



EXAMPLE 2: MINIMUM PORTFOLIO OPERATING EXPENSES - CONTRACT WITH NO OPTIONAL BENEFIT RIDERS



The next example assumes that you invest $10,000 in a Contract, but with no optional benefit Riders. This example also assumes that your investment has a 5% return each year and assumes the average annual Contract fee we expect to receive for the Contracts and the minimum fees and expenses of any of the Portfolios, and no reduction in sales charges based on Associated Account values. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:



JOHN HANCOCK USA & JOHN HANCOCK NEW YORK
CONTRACT WITH NO OPTIONAL BENEFIT RIDERS



                                                    1 YEAR        3 YEARS        5 YEARS       10 YEARS
                                                  ----------   ------------   ------------   ------------
If you surrender the Contract at the end of the
   applicable time period:                           $709         $1,024         $1,357         $2,271
If you annuitize, or do not surrender the
   Contract at the end of the applicable time
   period:                                           $709         $1,024         $1,357         $2,271



THE FOLLOWING TABLES DESCRIBE THE OPERATING EXPENSES FOR EACH OF THE PORTFOLIOS, AS A PERCENTAGE OF THE PORTFOLIO'S AVERAGE NET ASSETS FOR THE FISCAL YEAR ENDING DECEMBER 31, 2007, EXCEPT AS STATED BELOW IN THE NOTES THAT FOLLOW THE TABLES. THE TABLES SHOW ONLY THOSE CONTRACTUAL EXPENSE REIMBURSEMENTS EXTENDING A YEAR BEYOND THE DATE OF THIS PROSPECTUS. MORE DETAIL CONCERNING EACH PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE PORTFOLIO'S PROSPECTUS AND IN THE NOTES FOLLOWING THE TABLES.



The Portfolios available may be restricted if you purchase a guaranteed minimum withdrawal benefit Rider (see "VI. Optional Benefits").

                                                                                ACQUIRED
                                                     DISTRIBUTION              PORTFOLIO      TOTAL       CONTRACTUAL      NET
                                          MANAGEMENT AND SERVICE     OTHER      FEES AND     OPERATING      EXPENSE     OPERATING
PORTFOLIO/SERIES                              FEE    (12B-1) FEES   EXPENSES    EXPENSES   EXPENSES (1)  REIMBURSEMENT   EXPENSES
----------------                          ---------- ------------ ----------- -----------  ------------  ------------- -----------
ALL CAP VALUE(2)
Series I                                      0.83%        0.05%         0.07%       0.00%         0.95%      0.00%           0.95%
AMERICAN FUNDAMENTAL HOLDINGS(3,4)
Series III                                    0.05%        0.25%         0.04%       0.40%         0.74%      0.05%           0.69%
CORE ALLOCATION PLUS(2,3)
Series I                                      0.92%        0.05%         0.14%       0.00%         1.11%      0.00%           1.11%
CORE EQUITY(2)
Series I                                      0.77%        0.05%         0.04%       0.00%         0.86%      0.00%           0.86%
FRANKLIN TEMPLETON FOUNDING ALLOCATION(5)
Series I(3)                                   0.05%        0.05%         0.03%       0.86%         0.99%      0.05%           0.94%
FUNDAMENTAL VALUE(2)
Series I                                      0.76%        0.05%         0.04%       0.00%         0.85%      0.00%           0.85%
GLOBAL(2,6,7,8)
Series I                                      0.81%        0.05%         0.11%       0.00%         0.97%      0.01%           0.96%
GLOBAL BOND(2)
Series I                                      0.70%        0.05%         0.11%       0.00%         0.86%      0.00%           0.86%
INTERNATIONAL CORE(2)
Series I                                      0.89%        0.05%         0.13%       0.00%         1.07%      0.00%           1.07%
INTERNATIONAL SMALL CAP(2)
Series I                                      0.91%        0.05%         0.21%       0.00%         1.17%      0.00%           1.17%
INTERNATIONAL VALUE(2,6)
Series I                                      0.81%        0.05%         0.16%       0.00%         1.02%      0.02%           1.00%
INVESTMENT QUALITY BOND(2)
Series I                                      0.59%        0.05%         0.07%       0.00%         0.71%      0.00%           0.71%
LIFESTYLE BALANCED
Series I                                      0.04%        0.05%         0.02%       0.82%         0.93%      0.00%           0.93%

LIFESTYLE CONSERVATIVE
Series I                                      0.04%        0.05%         0.02%       0.76%         0.87%      0.00%           0.87%
LIFESTYLE GROWTH
Series I                                      0.04%        0.05%         0.02%       0.85%         0.96%      0.00%           0.96%

LIFESTYLE MODERATE
Series I                                      0.04%        0.05%         0.02%       0.80%         0.91%      0.00%           0.91%

MID CAP INTERSECTION(2)
Series I                                      0.87%        0.05%         0.06%       0.00%         0.98%      0.00%           0.98%

MID CAP STOCK(2)
Series I                                      0.84%        0.05%         0.05%       0.00%         0.94%      0.01%           0.93%

                                                                                ACQUIRED
                                                     DISTRIBUTION              PORTFOLIO      TOTAL       CONTRACTUAL      NET
                                          MANAGEMENT AND SERVICE     OTHER      FEES AND     OPERATING      EXPENSE     OPERATING
PORTFOLIO/SERIES                              FEE    (12B-1) FEES   EXPENSES    EXPENSES   EXPENSES (1)  REIMBURSEMENT   EXPENSES
----------------                          ---------- ------------ ----------- -----------  ------------  ------------- -----------

MID CAP VALUE(2)
Series I                                       0.85%       0.05%         0.05%       0.00%         0.95%      0.00%           0.95%

MONEY MARKET(2)
Series I                                       0.48%       0.05%         0.03%       0.00%         0.56%      0.01%           0.55%

MUTUAL SHARES(2,9)
Series I(3)                                    0.96%       0.05%         0.26%       0.00%         1.27%      0.16%           1.11%
SMALL CAP GROWTH(2)
Series I                                       1.07%       0.05%         0.06%       0.00%         1.18%      0.01%           1.17%

SMALL CAP INTRINSIC VALUE(2)
Series I(3)                                    0.90%       0.05%         0.08%       0.00%         1.03%      0.00%           1.03%

SMALL CAP VALUE(2)
Series I                                       1.06%       0.05%         0.05%       0.00%         1.16%      0.00%           1.16%
TOTAL RETURN(2,7,10)
Series I                                       0.69%       0.05%         0.06%       0.00%         0.80%      0.00%           0.80%
VALUE(2)
Series I                                       0.74%       0.05%         0.04%       0.00%         0.83%      0.00%           0.83%



                                                                                                       MASTER FUND
                                                                                    ------------------------------------------------
                                                                                                                              TOTAL
                                                                                                                    TOTAL    MASTER
                                                FEEDER FUND                                                         MASTER    FUND
                        -----------------------------------------------------------    NET                         FUND AND  AND NET
                                   DISTRIBUTION             TOTAL      CONTRACTUAL  PORTFOLIO                       FEEDER   FEEDER
                        MANAGEMENT  AND SERVICE   OTHER   OPERATING     EXPENSE     OPERATING  MANAGEMENT   OTHER    FUND     FUND
PORTFOLIO/SERIES           FEES    (12B-1) FEES EXPENSES EXPENSES (1) REIMBURSEMENT  EXPENSES  FEES (11)  EXPENSES EXPENSES EXPENSES
----------------        ---------- ------------ -------- ------------ ------------- --------- ----------- -------- -------- --------
AMERICAN ASSET
   ALLOCATION(12)
Series III(3)              0.00%       0.25%      0.04%      0.29%        0.01%       0.28%      0.31%      0.01%    0.61%    0.60%
AMERICAN BLUE CHIP
   INCOME & GROWTH
Series III(3)              0.00%       0.25%      0.03%      0.28%        0.00%       0.28%      0.41%      0.01%    0.70%    0.70%
AMERICAN BOND(12)
Series III(3)              0.00%       0.25%      0.02%      0.27%        0.00%       0.27%      0.40%      0.01%    0.68%    0.68%
AMERICAN GLOBAL
   GROWTH(12)
Series III(3)              0.00%       0.25%      0.06%      0.31%        0.03%       0.28%      0.53%      0.02%    0.86%    0.83%
AMERICAN GLOBAL SMALL
   CAPITALIZATION(12)
Series III(3)              0.00%       0.25%      0.11%      0.36%        0.08%       0.28%      0.70%      0.03%    1.09%    1.01%
AMERICAN GROWTH
Series III(3)              0.00%       0.25%      0.02%      0.27%        0.00%       0.27%      0.32%      0.01%    0.60%    0.60%
AMERICAN
   GROWTH-INCOME
Series III(3)              0.00%       0.25%      0.02%      0.27%        0.00%       0.27%      0.26%      0.01%    0.54%    0.54%
AMERICAN HIGH-
   INCOME BOND(12)
Series III(3)              0.00%       0.25%      0.21%      0.46%        0.18%       0.28%      0.47%      0.01%    0.94%    0.76%
AMERICAN
   INTERNATIONAL
Series III(3)              0.00%       0.25%      0.02%      0.27%        0.00%       0.27%      0.49%      0.03%    0.79%    0.79%
AMERICAN NEW
   WORLD(12)
Series III(3)              0.00%       0.25%      0.13%      0.38%        0.10%       0.28%      0.76%      0.06%    1.20%    1.10%



----------
(1) The "Total Operating Expenses" include fees and expenses incurred indirectly by a Portfolio as a result of its investment in other investment companies (each, an "Acquired Portfolio"). The Total Fund Annual Expenses shown may not correlate to the Portfolio's ratio of expenses to average net assets shown in the "Financial Highlights" section of the underlying Portfolio's prospectus, which does not include Acquired Portfolio fees and expenses. Acquired Portfolio Fees and Expenses are estimated, not actual, amounts based on the Portfolio's current fiscal year.

(2) Effective January 1, 2006, the Adviser has agreed to waive its management fee for certain Portfolios of JHT or otherwise reimburse the expenses of those Portfolios ("Participating Portfolios"). The reimbursement will equal, on an annualized basis, 0.02% of that portion of the aggregate net assets of all the Participating Portfolios that exceeds $50 billion. The amount of the Reimbursement will be calculated daily and allocated among all the Participating Portfolios in proportion to the daily net assets of each Portfolio. The Reimbursement will remain in effect until May 1, 2009.



(3) For Portfolios that have not started operations or have operations of less than six months as of December 31, 2007, expenses are based on estimates of expenses that are expected to be incurred over the next year.



(4) The management fee of 0.05% of average annual net assets is being waived until May 1, 2010.



(5) The Adviser has contractually agreed to limit Portfolio expenses to 0.025% until May 1, 2010. Portfolio expenses include advisory fee and other operating expenses of the underlying Portfolio but exclude 12b-1fees, underlying Portfolio expenses, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business.



(6) The Adviser has contractually agreed to waive its advisory fees so that the amount retained by the Adviser (after payment of the subadvisory fees for the Portfolio) does not exceed 0.45% of the Portfolio's average net assets. This advisory fee waiver will remain in place until May 1, 2010.



(7) The advisory fees rate shown reflects the new tier schedule that is currently in place.



(8) The Adviser has contractually agreed to reduce its advisory fee for a class of shares of the Portfolio in an amount equal to the amount by which the Expenses of such class of the Portfolio exceed the Expense Limit (as a percentage of the average annual net assets of the Portfolio attributable to the class) of 0.15% and, if necessary, to remit to that class of the Portfolio an amount necessary to ensure that such Expenses do not exceed that Expense Limit. "Expenses" means all the expenses of a class of a Portfolio excluding: (a) advisory fees, (b) Rule 12b-1 fees, (c) transfer agency fees and service fees, (d) blue sky fees, (e) taxes, (f) portfolio brokerage commissions, (g) interest, and (h) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of JHT's business. This contractual reimbursement will continue in effect until May 1, 2010 and thereafter until terminated by the Adviser on notice to the Portfolio.



(9) The Adviser has contractually agreed to reduce its advisory fee for a class of shares of the Portfolio in an amount equal to the amount by which the Expenses of such class of the Portfolio exceed the Expense Limit (as a percentage of the average annual net assets of the Portfolio attributable to the class) of 0.10% and, if necessary, to remit to that class of the Portfolio an amount necessary to ensure that such Expenses do not exceed that Expense Limit. "Expenses" means all the expenses of a class of a Portfolio excluding: (a) advisory fees, (b) Rule 12b-1 fees, (c) transfer agency fees and service fees, (d) blue sky fees, (e) taxes, (f) portfolio brokerage commissions, (g) interest, and (h) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of JHT's business. This contractual reimbursement will continue in effect until May 1, 2010 and thereafter until terminated by the Adviser on notice to the Portfolio.



(10) The "Other Expenses" reflect estimate of amounts to be paid as substitute dividend expenses on securities borrowed for the settlement of short sales.



(11) Capital Research Management Company (the adviser to the master fund for each of the JHT Feeder Funds) is waiving a portion of its management fee. The fees shown do not reflect the waiver. See the financial highlights table in the American Funds prospectus or annual report for further information.



(12) The Adviser has contractually limited other portfolio level expenses to 0.03% until May 1, 2010. Other portfolio level expenses consist of operating expenses of the portfolio, excluding advisor fees, Rule 12b-1 fees, transfer agent fees, blue sky fees, taxes, brokerage commissions, interest expenses, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business.


LOCATION OF FINANCIAL STATEMENTS. Our financial statements and those of our respective Separate Account may be found in the Statement of Additional Information.

IV. General Information about Us, the Separate Accounts and the Portfolios


We are subsidiaries of Manulife Financial Corporation.

THE COMPANIES

Your Contract is issued by either John Hancock USA or John Hancock New York. Please refer to your Contract to determine which Company issued your Contract.


John Hancock USA, formerly known as "The Manufacturers Life Insurance Company (U.S.A.)," is a stock life insurance company originally organized under the laws of Maine on August 20, 1955 by a special act of the Maine legislature. John Hancock USA redomesticated under the laws of Michigan on December 30, 1992. John Hancock USA is authorized to transact life insurance and annuity business in all states (except New York), the District of Columbia, Guam, Puerto Rico and the Virgin Islands. Its principal office is located at 601 Congress Street, Boston, Massachusetts 02210-2805. John Hancock USA also has an Annuities Service Center at 164 Corporate Drive, Portsmouth, NH 03801-6815.



John Hancock New York, formerly known as "The Manufacturers Life Insurance Company of New York," is a wholly-owned subsidiary of John Hancock USA and is a stock life insurance company organized under the laws of New York on February 10, 1992. John Hancock New York is authorized to transact life insurance and annuity business only in the State of New York. Its home office is located at 100 Summit Lake Drive, Valhalla New York 10595. John Hancock New York also has an Annuities Service Center at 164 Corporate Drive, Portsmouth, NH 03801-6815.


The ultimate parent of both companies is Manulife Financial Corporation, a publicly traded company, based in Toronto, Canada. Manulife Financial Corporation is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial. The Companies changed their names to John Hancock Life Insurance Company (U.S.A.) and John Hancock Life Insurance Company of New York, respectively, on January 1, 2005 following Manulife Financial Corporation's acquisition of John Hancock Financial Services, Inc.

John Hancock USA and John Hancock New York have received the following ratings from independent rating agencies:


AAA                 Extremely strong financial security characteristics;
Standard & Poor's   1st category of 21

A++                 Superior companies have a very strong ability to meet their obligations;
A.M. Best           1st category of 16

AA+                 Very strong capacity to meet policyholder and contract obligations;
Fitch               2nd category of 24


John Hancock USA has also received the following rating from Moody's:


Aa1                 Excellent in financial strength;
Moody's             2nd category of 21



These ratings, which are current as of the date of this Prospectus and are subject to change, are assigned as a measure of John Hancock USA's and John Hancock New York's ability to honor any guarantees provided by the Contract and any applicable optional Riders, but not specifically to its products, the performance (return) of these products, the value of any investment in these products upon withdrawal or to individual securities held in any Portfolio.


When you direct money into a DCA Fixed Investment Option, the Company guarantees the principal value and the rate of interest credited to that Investment Option for the term of any DCA guarantee period.

THE SEPARATE ACCOUNTS

We use our Separate Accounts to support the Variable Investment Options you choose.


You do not invest directly in the Portfolios made available under the Contracts. When you direct or transfer money to a Variable Investment Option, we will purchase shares of a corresponding Portfolio through one of our Separate Accounts. We hold the Portfolio's shares in a "Sub-Account" (usually with a name similar to that of the corresponding Portfolio) of the applicable Separate Account. A Separate Account's assets (including the Portfolio's shares) belong to the Company that maintains that Separate Account.



For Contracts issued by John Hancock USA, we purchase and hold Portfolio shares in John Hancock Life Insurance Company (U.S.A.) Separate Account H. John Hancock USA, then known as The Manufacturers Life Insurance Company (U.S.A.), became the owner of this Separate Account in a merger transaction with The Manufacturers Life Insurance Company of North America ("Manulife North America") on January 1, 2002. Manulife North America initially established Separate Account H on August 24, 1984 as a separate account under the laws of Delaware. When Manulife North America merged with John Hancock USA, John Hancock USA became the owner of Separate Account H and reestablished it as a Separate Account under the laws of Michigan. As a result of this merger, John Hancock USA became the owner of all of Manulife North America's assets, including the assets of Separate Account H, and assumed all of Manulife North America's obligations including those under its contracts. The merger had no other effects on the terms and conditions of contracts issued prior to January 1, 2002.



For Contracts issued by John Hancock New York, we purchase and hold Portfolio shares in John Hancock Life Insurance Company of New York Separate Account A. John Hancock New York established this Separate Account on March 4, 1992 as a separate account under the laws of New York.


The income, gains and losses, whether or not realized, from assets of a Separate Account are credited to or charged against that Separate Account without regard to a Company's other income, gains, or losses. Nevertheless, all obligations arising under a Company's Contracts are general corporate obligations of that Company. Assets of a Separate Account may not be charged with liabilities arising out of any of the respective Company's business.

We reserve the right, subject to compliance with applicable law, to add other Sub-Accounts, eliminate existing Sub-Accounts, combine Sub-Accounts or transfer assets in one Sub-Account to another Sub-Account that we, or an affiliated company, may establish. We will not eliminate existing Sub-Accounts or combine Sub-Accounts without the prior approval of the appropriate state or federal regulatory authorities.


We registered the Separate Accounts with the SEC under the 1940 Act as unit investment trusts. Registration under the 1940 Act does not involve supervision by the SEC of the management or investment policies or practices of the Separate Accounts. If a Company determines that it would be in the best interests of persons having voting rights under the Contracts it issues, that Company's Separate Account may be operated as a management investment company under the 1940 Act or it may be deregistered if 1940 Act registration were no longer required.



THE PORTFOLIOS



When you select a Variable Investment Option, we invest your money in a Sub-Account of our Separate Account and it invests in shares of a corresponding Portfolio of John Hancock Trust.



THE PORTFOLIOS IN THE SEPARATE ACCOUNT ARE NOT PUBLICLY TRADED MUTUAL FUNDS. The Portfolios are only available to you as Investment Options in the Contracts or, in some cases, through other variable annuity contracts or variable life insurance policies issued by us or by other life insurance companies. In some cases, the Portfolios also may be available through participation in certain tax- qualified pension, retirement or college savings plans.


Investment Management


The Portfolios' investment advisers and managers (i.e., subadvisers) may manage publicly traded mutual funds with similar names and investment objectives. However, the Portfolios are NOT directly related to any publicly traded mutual fund. You should not compare the performance of any Portfolio described in this Prospectus with the performance of a publicly traded mutual fund. THE PERFORMANCE OF ANY PUBLICLY TRADED MUTUAL FUND COULD DIFFER SUBSTANTIALLY FROM THAT OF ANY OF THE PORTFOLIOS HELD IN OUR SEPARATE ACCOUNT.



The John Hancock Trust is a so-called "series" type mutual fund and is registered under the 1940 Act as an open-end management investment company. John Hancock Investment Management Services, LLC ("JHIMS LLC") provides investment advisory services to the John Hancock Trust and receives investment management fees for doing so. JHIMS LLC pays a portion of its investment management fees to other firms that manage the John Hancock Trust's Portfolio. JHIMS LLC is our affiliate and we indirectly benefit from any investment management fees JHIMS LLC retains.

The John Hancock Trust has obtained an order from the SEC permitting JHIMS LLC, subject to approval by the Board of Trustees, to change a subadviser for a Portfolio or the fees paid to subadvisers and to enter into new subadvisory agreements from time to time without the expense and delay associated with obtaining shareholder approval of the change. This order does not, however, permit JHIMS LLC to appoint a subadviser that is an affiliate of JHIMS LLC or the John Hancock Trust (other than by reason of serving as subadviser to a Portfolio) (an "Affiliated Subadviser") or to change a subadvisory fee of an Affiliated Subadviser without the approval of shareholders.



If shares of a Portfolio are no longer available for investment or in our judgment investment in a Portfolio becomes inappropriate, we may eliminate the shares of a Portfolio and substitute shares of another Portfolio, or of another open-end registered investment company. A substitution may be made with respect to both existing investments and the investment of future Purchase Payments. However, we will make no such substitution without first notifying you and obtaining approval of the SEC (to the extent required by the 1940 Act).



Portfolio Expenses



The table in the Fee Tables section of the Prospectus shows the investment management fees, Rule 12b-1 fees and other operating expenses for these Portfolio shares as a percentage (rounded to two decimal places) of each Portfolio's average daily net assets for 20077, except as indicated in the footnotes appearing at the end of the table. Fees and expenses of the Portfolios are not fixed or specified under the terms of the Contracts and may vary from year to year. These fees and expenses differ for each Portfolio and reduce the investment return of each Portfolio. Therefore, they also indirectly reduce the return you will earn on any Separate Account Investment Options you select.



The Portfolios pay us or certain of our affiliates compensation for some of the distribution, administrative, shareholder support, marketing and other services we or our affiliates provide to the Portfolios. The amount of this compensation is based on a percentage of the assets of the Portfolio attributable to the variable insurance products that we and our affiliates issue. These percentages may differ from Portfolio to Portfolio and among classes of shares within a Portfolio. In some cases, the compensation is derived from the Rule 12b-1 fees which are deducted from a Portfolio's assets and paid for the services we or our affiliates provide to that Portfolio. In addition, compensation payments of up to 0.45% of assets may be made by a Portfolio's investment adviser or its affiliates. We pay American Funds Distributors, Inc., the principal underwriter for the American Fund Insurance Series, a percentage of some or all of the amounts allocated to the "American Fund Portfolios" of the John Hancock Trust for the marketing support services it provides (see Distribution of Contracts in "IX. General Matters"). Any of these compensation payments do not, however, result in any charge to you in addition to what is shown in the Total Annual Portfolio Operating Expenses table.


Funds-of-Funds and Master-Feeder Funds


Each of the John Hancock Trust's American Fundamental Holdings, Franklin Templeton Founding Allocation, Lifestyle Balanced, Lifestyle Conservative, Lifestyle Growth and Lifestyle Moderate Trusts ("JHT Funds of Funds") is a "fund-of funds" that invests in other underlying mutual funds. Expenses for a fund-of-funds may be higher than that for other Portfolios because a fund-of-funds bears its own expenses and indirectly bears its proportionate share of expenses of the underlying Portfolios in which it invests. The prospectus for each of the JHT Funds of Funds contains a description of the underlying Portfolios for that Portfolio, including expenses and associated investment risks.



Each of the John Hancock Trust's American Asset Allocation, American Blue Chip Income & Growth, American Bond, American Global Growth, American Global Small Capitalization, American Growth, American Growth-Income, American High-Income Bond, American International and American New World Trusts ("JHT American Fund Portfolios") invests in Series III shares of the corresponding investment portfolio of a "master" fund. The JHT American Fund Portfolios operate as "feeder funds," which means that the each Portfolio does not buy investment securities directly. Instead, it invests in a corresponding master fund which in turn purchases investment securities. Each of the JHT American Fund Portfolios has the same investment objective and limitations as its corresponding master fund. The combined master and feeder 12b-1 fees for each JHT American Fund Portfolio totals 0.25% of net assets. The prospectus for the American Fund master funds is included with the prospectuses for the JHT American Fund Portfolios.



Portfolio Investment Objectives and Strategies



You bear the investment risk of any Portfolio you choose as a Variable Investment Option for your Contract. The following table contains a general description of the Portfolios that we make available under the Contracts. You can find a full description of each Portfolio, including the investment objectives, policies and restrictions of, and the risks relating to, investment in the Portfolio in the prospectus for that Portfolio. YOU CAN OBTAIN A COPY OF A PORTFOLIO'S PROSPECTUS (INCLUDING THE PROSPECTUS FOR A MASTER FUND FOR ANY OF THE PORTFOLIOS THAT ARE OPERATED AS "FEEDER FUNDS"), WITHOUT CHARGE, BY CONTACTING US AT THE ANNUITIES SERVICE CENTER SHOWN ON THE FIRST PAGE OF THIS PROSPECTUS. YOU SHOULD READ THE PORTFOLIO'S PROSPECTUS CAREFULLY BEFORE INVESTING IN THE CORRESPONDING VARIABLE INVESTMENT OPTION.

                               JOHN HANCOCK TRUST


We show the Portfolio's manager (i.e. subadviser) in bold above the name of the Portfolio and we list the Portfolios alphabetically by subadviser.



     The Portfolios available may be restricted if you purchase a guaranteed minimum withdrawal benefit Rider (see "VI. Optional Benefits").



CAPITAL RESEARCH AND MANAGEMENT COMPANY (Adviser to the American Fund Insurance Series) -
ADVISER TO MASTER FUND

   American Asset Allocation Trust   Seeks to provide high total return (including income and
                                     capital gains) consistent with preservation of capital
                                     over the long term. To do this, the Portfolio invests all
                                     of its assets in the master fund, Class 1 shares of the
                                     American Funds Insurance Series Asset Allocation Fund,
                                     which invests in a diversified portfolio of common stocks
                                     and other equity securities, bonds and other intermediate
                                     and long-term debt securities, and money market
                                     instruments.

   American Blue Chip Income and     Seeks to produce income exceeding the average yield on
   Growth Trust                      U.S. stocks generally and to provide an opportunity for
                                     growth of principal consistent with sound common stock
                                     investing. To do this, the Portfolio invests all of its
                                     assets in the master fund, Class 1 shares of the American
                                     Funds Insurance Series Blue Chip Income and Growth Fund,
                                     which invests primarily in common stocks of larger, more
                                     established companies based in the U.S.

   American Bond Trust               Seeks to maximize current income and preserve capital. To
                                     do this, the Portfolio invests all of its assets in the
                                     master fund, Class 1 shares of the American Funds
                                     Insurance Series Bond Fund, which invests at least 80% of
                                     its assets in bonds, with at least 65% in investment-grade debt securities and up to 35% in lower rated fixed income
                                     securities.

   American Global Growth Trust      Seeks to make shareholders' investment grow over time. To
                                     do this, the Portfolio invests all of its assets in the
                                     master fund, Class 1 shares of the American Funds
                                     Insurance Series Global Growth Fund, which invests
                                     primarily in common stocks of companies located around the world.

   American Global Small             Seeks to make the shareholders' investment grow over time.
   Capitalization Trust              To do this, the Portfolio invests all of its assets in the master fund, Class 1 shares of the American Funds
                                     Insurance Series Global Small Capitalization Fund, which
                                     invests primarily in stocks of smaller companies located
                                     around the world.

   American Growth Trust             Seeks to make the shareholders' investment grow. To do
                                     this, the Portfolio invests all of its assets in the
                                     master fund, Class 1 shares of the American Funds
                                     Insurance Series Growth Fund, which invests primarily in
                                     common stocks of companies that appear to offer superior
                                     opportunities for growth of capital.

   American Growth-Income Trust      Seeks to make the shareholders' investments grow and to
                                     provide the shareholder with income over time. To do this, the Portfolio invests all of its assets in the master
                                     fund, Class 1 shares of the American Funds Insurance
                                     Series Growth-Income Fund, which invests primarily in
                                     common stocks or other securities that demonstrate the
                                     potential for appreciation and/or dividends.

   American High-Income Bond Trust   Seeks to provide a high level of current income and,
                                     secondarily, capital appreciation. To do this, the
                                     Portfolio invests all of its assets in the master fund,
                                     Class 1 shares of the American Funds Insurance Series
                                     High-Income Bond Fund, which invests at least 65% of its
                                     assets in higher yielding and generally lower quality debt securities.

   American International Trust      Seeks to make the shareholders' investment grow. To do
                                     this, the Portfolio invests all of its assets in the
                                     master fund, Class 1 shares of the American Funds
                                     Insurance Series International Fund, which invests
                                     primarily in common stocks of companies located outside
                                     the United States.

   American New World Trust          Seeks to make the shareholders' investment grow over time.
                                     To do this, the Portfolio invests all of its assets in the master fund, Class 1 shares of the American Funds
                                     Insurance Series New World Fund, which invests primarily
                                     in stocks of companies with significant exposure to
                                     countries with developing economies and/or markets.

DAVIS SELECTED ADVISERS, L.P.

   Fundamental Value Trust           Seeks growth of capital. To do this, the Portfolio invests primarily in common stocks of U.S. companies with durable
                                     business models that can be purchased at attractive
                                     valuations relative to their intrinsic value.

FRANKLIN MUTUAL ADVISERS, LLC

   Mutual Shares Trust               To seek capital appreciation, which may occasionally be
                                     short-term; income is a secondary objective. To do this,
                                     the Portfolio invests mainly in equity securities of
                                     companies of any nation where the market prices are
                                     believed to be less than their value.

FRANKLIN TEMPLETON INVESTMENTS CORP.

   International Small Cap Trust     Seeks long-term capital appreciation. To do this, the
                                     Portfolio invests at least 80% of its net assets in
                                     securities issued by foreign small-cap companies including in emerging markets.

GRANTHAM, MAYO, VAN OTTERLOO & CO. LLC

   International Core Trust          Seeks high total return. To do this, the Portfolio invests at least 80% of its total assets in a diversified
                                     portfolio of equity investments from developed markets
                                     outside the U.S.

LEGG MASON CAPITAL MANAGEMENT, INC.

                                     Seeks long-term capital growth. To do this, the Portfolio
                                     invests at least 80% of its net assets in equity
                                     securities that offer the potential for capital growth by
                                     purchasing securities at large discounts relative to their intrinsic value.

LORD, ABBETT & CO. LLC

   All Cap Value Trust               Seeks capital appreciation. To do this, the Portfolio
                                     invests at least 50% of its net assets in equity
                                     securities of large, seasoned U.S. and multinational
                                     companies that are believed to be undervalued. The
                                     Portfolio invests the remainder of its assets in
                                     undervalued mid-sized and small company securities.

                                     Seeks capital appreciation. To do this, the Portfolio
                                     invests at least 80% of its net assets in stocks of
                                     mid-sized companies that have the potential for
                                     significant market appreciation due to growing recognition of improvement in their financial results or anticipation
                                     of such improvement.

MFC GLOBAL INVESTMENT MANAGEMENT (U.S.), LLC

   Small Cap Intrinsic Value Trust   Seeks long-term capital appreciation. To do this, the
                                     Portfolio invests at least 80% of its net assets in equity securities of small capitalization companies.

MFC GLOBAL INVESTMENT MANAGEMENT (U.S.A.) LIMITED

   American Fundamental Holdings     Seeks long term growth of capital. To do this, the
   Trust                             Portfolio invests primarily in four funds of the American
                                     Funds Insurance Series: Bond Fund, Growth Fund,
                                     Growth-Income Fund, and International Fund. The Portfolio
                                     is permitted to invest in six other funds of the American
                                     Funds Insurance Series as well as other funds, investment
                                     companies, and other types of investments.

   Franklin Templeton Founding       Seeks long-term growth of capital. To do this, the Fund
   Allocation Trust                  invests primarily in three underlying Portfolios: Global
                                     Trust, Income Trust and Mutual Shares Trust. The Portfolio
                                     is a fund of funds and is also authorized to invest in
                                     other underlying Portfolios and investment companies.

   Lifestyle Balanced Trust (1)      Seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of
                                     capital. To do this, the Portfolio invests approximately
                                     40% of its assets in underlying Portfolios which invest
                                     primarily in fixed income securities, and approximately
                                     60% in underlying Portfolios which invest primarily in
                                     equity securities.

   Lifestyle Conservative Trust      Seeks a high level of current income with some
   (1)                               consideration given to growth of capital. To do this, the
                                     Portfolio invests approximately 80% of its assets in
                                     underlying Portfolios which invest primarily in fixed
                                     income securities, and approximately 20% in underlying
                                     Portfolios which invest primarily in equity securities.

MFC GLOBAL INVESTMENT MANAGEMENT (U.S.A.) LIMITED - CONTINUED

   Lifestyle Growth Trust (1)        Seeks long-term growth of capital. Current income is also
                                     a consideration. To do this, the Portfolio invests
                                     approximately 20% of its assets in underlying Portfolios
                                     which invest primarily in fixed income securities, and
                                     approximately 80% in underlying Portfolios which invest
                                     primarily in equity securities.

   Lifestyle Moderate Trust (1)      Seeks a balance between a high level of current income and growth of capital, with a greater emphasis on income. To
                                     do this, the Portfolio invests approximately 60% of its
                                     assets in underlying Portfolios which invest primarily in
                                     fixed income securities, and approximately 40% in
                                     underlying Portfolios which invest primarily in equity
                                     securities.

   Money Market Trust                Seeks to obtain maximum current income consistent with
                                     preservation of principal and liquidity. To do this, the
                                     Portfolio invests in high quality, U.S. dollar denominated money market instruments.

PACIFIC INVESTMENT MANAGEMENT COMPANY LLC

   Global Bond Trust                 Seeks maximum total return, consistent with preservation
                                     of capital and prudent investment management. To do this,
                                     the Portfolio invests at least 80% of its net assets in
                                     fixed income instruments, futures contracts (including
                                     related options) with respect to such securities and
                                     options on such securities.

   Total Return Trust                Seeks maximum total return, consistent with preservation
                                     of capital and prudent investment management. To do this,
                                     the Portfolio invests at least 65% of its total assets in
                                     a diversified Portfolio of fixed income instruments of
                                     varying maturities, which may be represented by forwards
                                     or derivatives.

TEMPLETON GLOBAL ADVISORS LIMITED

   Global Trust                      Seeks long-term capital appreciation. To do this, the
                                     Portfolio invests primarily in the equity securities of
                                     companies located throughout the world, including emerging markets.

TEMPLETON INVESTMENT COUNSEL, LLC

   International Value Trust(2)      Seeks long-term growth of capital. To do this, the
                                     Portfolio invests at least 65% of its total assets in
                                     equity securities of companies located outside the U.S.,
                                     including in emerging markets.

VAN KAMPEN (A REGISTERED TRADE NAME OF MORGAN STANLEY INVESTMENT MANAGEMENT INC.)

   Value Trust                       Seeks to realize an above-average total return over a
                                     market cycle of three to five years, consistent with
                                     reasonable risk. To do this, the Portfolio invests at
                                     least 65% of its total assets in equity securities which
                                     are believed to be undervalued relative to the stock
                                     market in general.

WELLINGTON MANAGEMENT COMPANY, LLP

   Core Allocation Plus Trust        Seeks to provide total return, consisting of long-term
                                     capital appreciation and current income. To do this, the
                                     Portfolio invests in equity and fixed income securities of issuers located within and outside the U.S. The Portfolio
                                     allocates its assets between fixed income securities and
                                     equity securities based upon the subadviser's targeted
                                     asset mix, which may change over time.

   Investment Quality Bond Trust     Seeks to provide a high level of current income consistent with the maintenance of principal and liquidity. To do
                                     this, the Portfolio invests at least 80% of its net assets in bonds rated investment grade, focusing on corporate
                                     bonds and U.S. government bonds with intermediate to
                                     longer term maturities.

   Mid Cap Intersection Trust        Seeks long-term growth of capital. To do this, the
                                     Portfolio invests at least 80% of its net assets in equity securities of medium-sized companies with significant
                                     capital appreciation potential.

   Mid Cap Stock Trust               Seeks long-term growth of capital. To do this, the
                                     Portfolio invests at least 80% of its net assets in equity securities of medium-sized companies with significant
                                     capital appreciation potential.

WELLINGTON MANAGEMENT COMPANY, LLP - CONTINUED

   Small Cap Growth Trust            Seeks long-term capital appreciation. To do this, the
                                     Portfolio invests at least 80% of its net assets in
                                     small-cap companies that are believed to offer
                                     above-average potential for growth in revenues and
                                     earnings.

   Small Cap Value Trust             Seeks long-term capital appreciation. To do this, the
                                     Portfolio invests at least 80% of its net assets in
                                     small-cap companies that are believed to be undervalued.



1 Deutsche Asset Management Americas, Inc. provides subadvisory consulting services to MFC Global Investment Management (U.S.A.) Limited in its management of the Lifestyle Trusts.



2 The Portfolio is subadvised by Templeton Global Advisors Limited under an agreement with Templeton Investment Counsel, LLC.



VOTING INTEREST



You instruct us how to vote Portfolio shares.



We will vote Portfolio shares held in a Separate Account at any Portfolio shareholder meeting in accordance with voting instructions received from the persons having the voting interest under the Contract. We will determine the number of Portfolio shares for which voting instructions may be given not more than 90 days prior to the meeting. We will arrange for proxy materials to be distributed to each person having the voting interest under the Contract together with appropriate forms for giving voting instructions. We will vote all Portfolio shares that we hold (including our own shares and those we hold in a Separate Account for Contract Owners) in proportion to the instructions so received. The effect of this proportional voting is that a small number of Contract Owners can determine the outcome of a vote.



During the Accumulation Period, the Contract Owner has the voting interest under a Contract. We determine the number of votes for each Portfolio for which voting instructions may be given by dividing the value of the Investment Account corresponding to the Sub-Account in which such Portfolio shares are held by the net asset value per share of that Portfolio.



During the Pay-out Period, the Annuitant has the voting interest under a Contract. We determine the number of votes as to each Portfolio for which voting instructions may be given by dividing the reserve for the Contract allocated to the Sub-Account in which such Portfolio shares are held by the net asset value per share of that Portfolio. Generally, the number of votes tends to decrease as annuity payments progress since the amount of reserves attributable to a Contract will usually decrease after commencement of annuity payments. We will determine the number of Portfolio shares for which voting instructions may be given not more than 90 days prior to the meeting.


We reserve the right to make any changes in the voting rights described above that may be permitted by the federal securities laws, regulations, or interpretations thereof.

                         V. Description of the Contract

ELIGIBLE PLANS


The Contract may be used to fund plans qualifying for special income tax treatment under the Code, such as individual retirement accounts and annuities, pension and profit-sharing plans for corporations and sole proprietorships/partnerships ("H.R. 10" and "Keogh" plans), tax-sheltered annuities, and state and local government deferred compensation plans (see "Qualified Contracts"). We also designed the Contract so that it may be used with non-qualified retirement plans, such as payroll savings plans and such other groups (with or without a trustee) as may be eligible under applicable law. We currently are not offering this Contract for use in a retirement plan intended to qualify as a Section 403(b) Qualified Plan.


ACCUMULATION PERIOD PROVISIONS

Purchase Payments

We may impose restrictions on your ability to make initial and additional Purchase Payments.

You may make Purchase Payments to us at our Annuities Service Center at any time. The minimum initial Purchase Payment is $5,000 for Non-Qualified Contracts and $2,000 for Qualified Contracts. Additional Purchase Payments must be at least $30. All Purchase Payments must be in U.S dollars. We may provide for Purchase Payments to be automatically withdrawn from your bank account on a periodic basis. If a Purchase Payment would cause your Contract Value to exceed $1 million or your Contract Value already exceeds $1 million, you must obtain our approval in order to make the payment.

We make a sales charge against your Purchase Payments, based on the amount of your payment and any "Associated Accounts" you may have with your broker-dealer's firm. You must submit each Purchase Payment through your broker-dealer's firm to receive a reduction in the front-end sales charge based on the value of your Associated Accounts (see "Front-End Sales Charges" in "VII. Charges and Deductions").

John Hancock USA may reduce the minimum initial Purchase Payment requirement, upon your request and as permitted by state law, in the following circumstances:

     - You purchase your Contract through a 1035 exchange or a Qualified Plan transfer of an existing contract(s) issued by another carrier(s) AND at the time of application, the value of your existing contract(s) meets or exceeds the applicable minimum initial Purchase Payment requirement AND prior to our receipt of such 1035 monies, the value drops below the applicable minimum initial Purchase Payment requirement due to market conditions.

     - You purchase more than one new Contract and such Contracts cannot be combined AND the average initial Purchase Payments for these new Contracts is equal to or greater than $50,000.

     - You and your spouse each purchase at least one new Contract AND the average initial Purchase Payments for the new Contract(s) is equal to or greater than $50,000.

     - You purchase multiple Contracts issued in conjunction with a written Retirement Savings Plan (either qualified or non-qualified), for the benefit of plan participants AND the Annuitant under each contract is a plan participant AND the average initial Purchase Payment for these new Contracts is equal to or greater than $50,000.

If permitted by state law, John Hancock USA may cancel a Contract at the end of any TWO consecutive Contract Years in which no Purchase Payments have been made, if both:

     - the total Purchase Payments made over the life of the Contract, less any Withdrawal Amounts, are less than $2,000; and

     - the Contract Value at the end of such two year period is less than $2,000.

Contracts issued by John Hancock New York may be cancelled at the end of any THREE consecutive Contract Years in which no Purchase Payments have been made as described above.

As a matter of administrative practice, the respective Company will attempt to notify you prior to any such cancellation in order to allow you to make the necessary Purchase Payment to keep your Contract in force. The cancellation of Contract provisions may vary in certain states to comply with the requirements of insurance laws and regulations in such states. If we cancel your Contract, we will pay you the Contract Value computed as of the valuation period during which the cancellation occurs. The amount paid will be treated as a withdrawal for federal tax purposes and thus may be subject to income tax and to a 10% penalty tax (see "VIII. Federal Tax Matters").


You designate how your Net Purchase Payments are to be allocated among the Investment Options. You may change the allocation of subsequent Net Purchase Payments at any time by notifying us in writing (or by telephone or electronically if you comply with our telephone or electronic transaction procedures described in "Telephone and Electronic Transactions" in this section, below).

Accumulation Units

During the Accumulation Period, we establish an Investment Account for you for each Variable Investment Option to which you allocate a portion of your Contract Value. We credit amounts to those Investment Accounts in the form of "accumulation units" to measure the value of the variable portion of your Contract during the Accumulation Period. We calculate and credit the number of accumulation units in each of your Investment Accounts by dividing (i) the amount allocated to that Investment Account by (ii) the value of an accumulation unit for that Investment Account we next compute after a purchase transaction is complete.


We will usually credit initial Net Purchase Payments received by mail on the Business Day on which they are received at our Annuities Service Center, and no later than two Business Days after our receipt of all information necessary for issuing the Contract. We will inform you of any deficiencies preventing processing if your Contract cannot be issued. If the deficiencies are not remedied within five Business Days after receipt, we will return your Purchase Payment promptly, unless you specifically consent to our retaining your Purchase Payment until all necessary information is received. We will credit initial Net Purchase Payments received by wire transfer from broker-dealers on the Business Day received by us if the broker-dealers have made special arrangements with us. We will credit Additional Purchase Payments on the Business Day they are received at our Annuities Service Center.


We will deduct accumulation units based on the value of an accumulation unit we next compute each time you make a withdrawal or transfer amounts from an Investment Option, and when we deduct certain Contract charges, pay death benefit proceeds, or apply amounts to an Annuity Option.

Value of Accumulation Units

We measure the value of an Investment Account in accumulation units, which vary in value with the performance of the underlying Portfolio.


The value of your accumulation units will vary from one Business Day to the next depending upon the investment results of the Investment Options you select. We arbitrarily set the value of an accumulation unit for each Sub-Account on the first Business Day the Sub-Account was established. We determine the value of an accumulation unit for any subsequent Business Day by multiplying (i) the value of an accumulation unit for the immediately preceding Business Day by (ii) the "net investment factor" for that Sub-Account (described below) for the Business Day for which the value is being determined. We value accumulation units as of the end of each Business Day. We deem a Business Day to end, for these purposes, at the time a Portfolio determines the net asset value of its shares.



We will use a Portfolio share's net asset value at the end of a Business Day to determine accumulation unit value for a Purchase Payment, Withdrawal Amount or transfer transaction only if:


     - your Purchase Payment transaction is complete before the close of daytime trading of the New York Stock Exchange (usually 4:00 p.m. Eastern time) for that Business Day; or

     - we receive your request for a withdrawal or transfer of Contract Value at the Annuities Service Center before the close of the New York Stock Exchange for that Business Day.

Net Investment Factor

The net investment factor is an index used to measure the investment performance of a Sub-Account from one Business Day to the next (the "valuation period"). The net investment factor may be greater or less than or equal to one; therefore, the value of an accumulation unit may increase, decrease or remain the same. We determine the net investment factor for each Sub-Account for any valuation period by dividing (a) by (b) and subtracting (c) from the result:

Where (a) is:


     - the net asset value per share of a Portfolio share held in the Sub-Account determined at the end of the current valuation period; plus



     - the per share amount of any dividend or capital gain distributions made by the Portfolio on shares held in the Sub-Account if the "ex-dividend" date occurs during the current valuation period. The "ex-dividend" date is normally set (for stocks) two business days before the record date, on or after which the seller, not the buyer, receives the next dividend payment.



Where (b) is the net asset value per share of a Portfolio share held in the Sub-Account determined as of the end of the immediately preceding valuation period.


Where (c) is a factor representing the charges deducted from the Sub-Account on a daily basis for Annual Separate Account Expenses.

Transfers Among Investment Options

During the Accumulation Period, you may transfer amounts among the Variable Investment Options, subject to the restrictions set forth below.


You may make a transfer by providing written notice to us, by telephone or by other electronic means that we may provide through the internet (see "Telephone and Electronic Transactions" ). We will cancel accumulation units from the Investment Account from which you transfer amounts and we will credit to the Investment Account to which you transfer amounts. Your Contract Value on the date of the transfer will not be affected by a transfer. You must transfer at least $300 or, if less, the entire value of the Investment Account. If after the transfer the amount remaining in the Investment Account is less than $100, then we may transfer the entire amount instead of the requested amount.


Currently, we do not impose a charge for transfer requests. The first twelve transfers in a Contract Year are free of any transfer charge. For each additional transfer in a Contract Year, we do not currently assess a charge but reserve the right (to the extent permitted by your Contract) to assess a reasonable charge (not to exceed the lesser of $25 or 2% of the amount transferred) to reimburse us for the expenses of processing transfers.


Investment options in variable annuity and variable life insurance products can be a prime target for abusive transfer activity because these products value their investment options on a daily basis and allow transfers among investment options without immediate tax consequences. As a result, some investors may seek to frequently transfer into and out of variable investment options in reaction to market news or to exploit some perceived pricing inefficiency. Whatever the reason, frequent transfer activity can harm long-term investors in a variable investment option since such activity may expose a variable investment option's underlying portfolio to increased portfolio transaction costs and/or disrupt the portfolio manager's ability to effectively manage a portfolio in accordance with its investment objective and policies, both of which may result in dilution with respect to interests held for long-term investment.


We have adopted a policy and procedures to restrict frequent transfers of Contract Value among Variable Investment Options.


To discourage disruptive frequent trading activity, we have adopted a policy for each Separate Account to restrict transfers to two per calendar month per Contract, with certain exceptions, and established procedures to count the number of transfers made under a Contract. Under the current procedures of the Separate Accounts, we count all transfers made during each Business Day that the net asset value of the shares of a Portfolio are determined ending at the close of day-time trading of the New York Stock Exchange (usually 4 p.m.) as a single transfer. We do not count: (a) scheduled transfers made pursuant to our Dollar Cost Averaging program or our Asset Rebalancing program, (b) transfers made within a prescribed period before and after a substitution of underlying Portfolios and (c) transfers made during the Pay-out Period (these transfers are subject to a 30-day notice requirement, however, as described in the "Transfers During Pay-out Period"). Under each Separate Account's policy and procedures, Contract Owners may transfer to a Money Market investment option even if a Contract Owner reaches the two transfer per month limit if 100% of the Contract Value in all Variable Investment Options is transferred to that Money Market Investment Option. If such a transfer to a Money Market Investment Option is made, for a 30-calendar day period after such transfer, a Contract Owner may not make any subsequent transfers from that Money Market investment option to another Variable Investment Option. We apply each Separate Account's policy and procedures uniformly to all Contract Owners.


We reserve the right to take other actions to restrict trading, including, but not limited to:

     -    restricting the number of transfers made during a defined period;

     -    restricting the dollar amount of transfers;

     - restricting the method used to submit transfers (e.g., requiring transfer requests to be submitted in writing via U.S. mail); and

     -    restricting transfers into certain Sub-Account(s).


In addition, we reserve the right to defer a transfer at any time we are unable to purchase or redeem shares of the Portfolios (see "Withdrawals" in this section, below, for details on when suspensions of redemptions may be permissible). We also reserve the right to modify or terminate the transfer privilege at any time (to the extent permitted by applicable law).



In addition to the transfer restrictions that we impose, the John Hancock Trust also has adopted policies under Rule 22c-2 of the 1940 Act to detect and deter abusive short term trading. Accordingly, a Portfolio may require us to impose trading restrictions if it discovers violations of its frequent short-term trading policy. We will provide tax identification numbers and other Contract Owner transaction information to John Hancock Trust upon request, which it may use to identify any pattern or frequency of activity that violates its short-term trading policy.


While we seek to identify and prevent disruptive frequent trading activity, it is not always possible to do so. Therefore, we cannot provide assurance that the restrictions we impose will be successful in restricting disruptive frequent trading activity and avoiding harm to long-term investors.

Maximum Number of Investment Options

We currently do not limit the number of Investment Options to which you may allocate Purchase Payments.

Telephone and Electronic Transactions

We permit you to make certain types of transactions by telephone or electronically through the internet.

When you purchase a Contract, we will automatically permit you to request transfers and withdrawals by telephone. We will also permit you to access information about your Contract, request transfers and perform some transactions (other than withdrawals) electronically through the internet. You can contact us at the applicable telephone number or internet address shown on the first page of this Prospectus.


To access information and perform electronic transactions through our website, we require you to create an account with a username and password, and maintain a valid e-mail address. You may also authorize other people to make certain transaction requests by telephone or electronically through the internet by sending us instructions in a form acceptable to us.


We will not be liable for following instructions communicated by telephone or electronically that we reasonably believe to be genuine. We will employ reasonable procedures to confirm that instructions we receive are genuine. Our procedures require you to provide information to verify your identity when you call us and we will record all conversations with you. When someone contacts us by telephone and follows our procedures, we will assume that you are authorizing us to act upon those instructions. For electronic transactions through the internet, you will need to provide your username and password. You are responsible for keeping your password confidential and must notify us of:

     -    Any loss or theft of your password; or

     -    Any unauthorized use of your password.

We may only be liable for any losses due to unauthorized or fraudulent instructions where we fail to employ our procedures properly.

All transaction instructions we receive by telephone or electronically will be followed by a confirmation statement of the transaction. Transaction instructions we receive by telephone or electronically before the close of any Business Day, will usually be effective at the end of that day. Circumstances beyond our control, such as system outages, or during periods when our telephone lines or our website may be busy, may limit your ability to access or transact business electronically. We may, for example, experience unusual volume during periods of substantial market change.

We may suspend, modify or terminate our telephone or electronic transaction procedures at any time. We may, for example, impose limits on the maximum Withdrawal Amount available to you through a telephone transaction. Also, as stated earlier in this Prospectus, we have imposed restrictions on transfers and reserve the right to take other actions to restrict trading, including the right to restrict the method used to submit transfers (e.g., by requiring transfer requests to be submitted in writing via U.S. mail). We also reserve the right to suspend or terminate the transfer privilege altogether with respect to anyone who we feel is abusing the privilege to the detriment of others.

Special Transfer Services-Dollar Cost Averaging

We make available Dollar Cost Averaging and Asset Rebalancing programs.

We administer a Dollar Cost Averaging ("DCA") program. If you enter into a DCA agreement, you may instruct us to transfer monthly a predetermined dollar amount from any Variable Investment Option, or from a DCA Fixed Investment Option we permit for this purpose to other Variable Investment Options until the amount in the Investment Option from which the transfer is made is exhausted. You may allocate only Purchase Payments (and not existing Contract Values) to the DCA Fixed Investment Option. If you elect the DCA Fixed Investment Option, we will credit the amounts allocated to this option with interest at the guaranteed interest rate in effect on the date of such allocation.

From time to time, we may offer special DCA programs where the rate of interest credited to a DCA Fixed Investment Option exceeds our actual earnings on the supporting assets, less appropriate risk and expense adjustments. In such case, we will recover any amounts we credit to your account in excess of amounts earned by us on the assets in the General Account from existing charges described in your Contract. Your Contract charges will not increase as a result of electing to participate in any special DCA program.


The DCA program is generally suitable if you are making a substantial deposit and desire to control the risk of investing at the top of a market cycle. The DCA program allows investments to be made in equal installments over time in an effort to reduce that risk. Therefore, you may achieve a lower purchase price over the long-term by purchasing more accumulation units of a particular Sub-Account when the unit value is low; less when the unit value is high. However, the DCA program does not guarantee profits or prevent losses in a declining market and requires regular investment regardless of fluctuating price levels. Contract Owners interested in the DCA program should consider their financial ability to continue purchases through periods of low price levels. If you are interested in the DCA program, you may elect to participate in the program on the appropriate application or you may obtain a separate authorization form and full information concerning the program and its restrictions from your financial advisor or our Annuities Service Center. There is no charge for participation in the DCA program.

Special Transfer Services-Asset Rebalancing Program


We administer an Asset Rebalancing program which enables you to specify the percentage levels you would like to maintain in particular Portfolios. We will automatically rebalance your Contract Value pursuant to the schedule described below to maintain the indicated percentages by transfers among the Portfolios. (DCA Fixed Investment Options are not eligible for participation in the Asset Rebalancing program.) You must include your entire value in the Variable Investment Options in the Asset Rebalancing program. Other investment programs, such as the DCA program, or other transfers or withdrawals may not work in concert with the Asset Rebalancing program. Therefore, you should monitor your use of these other programs and any other transfers or withdrawals while the Asset Rebalancing program is being used. If you are interested in the Asset Rebalancing program, you may obtain a separate authorization form and full information concerning the program and its restrictions from your financial advisor or our Annuities Service Center. There is no charge for participation in the Asset Rebalancing program.


We will permit asset rebalancing only on the following time schedules:

     - quarterly on the 25th day of the last month of the calendar quarter (or the next Business Day if the 25th is not a Business Day);

     - semi-annually on June 25th and December 26th (or the next Business Day if these dates are not Business Days); or

     - annually on December 26th (or the next Business Day if December 26th is not a Business Day).

You may withdraw all or a portion of your Contract Value, but may incur withdrawal charges or tax liability as a result.

Withdrawals

During the Accumulation Period, you may withdraw all or a portion of your Contract Value upon written request (complete with all necessary information) to our Annuities Service Center. You may make withdrawals by telephone as described above under "Telephone and Electronic Transactions." For certain Qualified Contracts, exercise of the withdrawal right may require the consent of the Qualified Plan participant's spouse under the Code. In the case of a total withdrawal, we will pay the Contract Value as of the date of receipt of the request at our Annuities Service Center, minus any applicable withdrawal charge, Rider charge, administrative fee, or tax. We will then cancel the Contract. In the case of a partial withdrawal, we will pay the amount requested and cancel accumulation units credited to each Investment Account equal in value to the Withdrawal Amount from that Investment Account.

When making a partial withdrawal, you should specify the Investment Options from which the withdrawal is to be made. The Withdrawal Amount requested from an Investment Option may not exceed the value of that Investment Option. If you do not specify the Investment Options from which a partial withdrawal is to be taken, we will take the withdrawal from the Variable Investment Options until exhausted. We will then take from any DCA Fixed Investment Option, beginning with the shortest remaining guarantee period first and ending with the longest remaining guarantee period last. If the Withdrawal Amount is less than the total value in the Variable Investment Options, we will take the withdrawal proportionately from all of your Variable Investment Options.


There is no limit on the frequency of partial withdrawals; however, the Withdrawal Amount must be at least $300 or, if less, the entire balance in the Investment Option. If after the withdrawal the amount remaining in the Investment Option is less than $100, we reserve the right to treat the partial withdrawal as a withdrawal of the entire amount held in the Investment Option. If the Withdrawal Amount would reduce the Contract Value to less than $300, we may treat the partial withdrawal as a total withdrawal of the Contract Value.


We will pay the amount of any withdrawal from the Variable Investment Options promptly, and in any event within seven days of receipt of the request, complete with all necessary information at our Annuities Service Center. We reserve the right to defer the right of withdrawal or postpone payments for any period when:

     - the New York Stock Exchange is closed (other than customary weekend and holiday closings);

     -    trading on the New York Stock Exchange is restricted;

     - an emergency exists as determined by the SEC, as a result of which disposal of securities held in the Separate Accounts is not reasonably practicable or it is not reasonably practicable to determine the value of the Separate Accounts' net assets; or

     - the SEC, by order, so permits for the protection of security holders; provided that applicable rules and regulations of the SEC shall govern as to whether trading is restricted or an emergency exists.

IMPACT OF DIVORCE. In the event that you and your spouse become divorced after you purchase a Contract, we will consider any request to reduce or divide benefits under a Contract as a request for a withdrawal of Contract Value. The transaction may be subject to any applicable tax or withdrawal charge. Also, for Contracts issued with an optional minimum guaranteed withdrawal benefit Rider, your guarantee may be Reset. If you determine to divide a Contract with an optional benefit Rider, we will permit you to continue the existing Rider under one, but not both, resulting Contracts. We will also permit the owner of the new Contract to purchase any optional benefit Rider then available.

TAX CONSIDERATIONS. Withdrawals from the Contract may be subject to income tax and a 10% IRS penalty tax (see "VIII. Federal Tax Matters").

Special Withdrawal Services-The Systematic Withdrawal Program

You may make systematic withdrawals.


We administer a Systematic Withdrawal Program ("SWP") which permits you to pre-authorize a periodic exercise of the contractual withdrawal rights described above. After entering into a SWP agreement, you may instruct us to withdraw a level dollar amount from specified Investment Options on a periodic basis. We limit the total of SWP withdrawals in a Contract Year to not more than 10% of the Purchase Payments made. The SWP is not available to Contracts participating in the DCA program or for which Purchase Payments are being automatically deducted from a bank account on a periodic basis. SWP withdrawals, like other withdrawals, may be subject to income tax and a 10% IRS penalty tax. If you are interested in a SWP, you may obtain a separate authorization form and full information concerning the program and its restrictions from your financial advisor or our Annuities Service Center. There is no charge for participation in the SWP program.


Death Benefit During Accumulation Period

If you die during the Accumulation Period, your Beneficiary will receive a death benefit that might exceed your Contract Value.


The Contracts described in this Prospectus provide for the distribution of a death benefit before the Annuity Commencement Date.


AMOUNT OF DEATH BENEFIT. The death benefit payable under the Contract will be the greater of:

     -    the Contract Value; or

     - the sum of all Purchase Payments made, less any amounts deducted in connection with partial withdrawals.

The amount deducted in connection with partial withdrawals will be on a pro rata basis and will be equal to (i) times (ii) where:

     i)   is equal to the death benefit prior to the withdrawal; and

     ii) is equal to the partial withdrawal amount divided by the Contract Value prior to the partial withdrawal.

PAYMENT OF DEATH BENEFIT. The determination of the death benefit will be made on the date we receive written notice and "proof of death" as well as all required claims forms from all Beneficiaries at our Annuities Service Center. No one is entitled to the death benefit until this time. Proof of death occurs when we receive one of the following at our Annuities Service Center:

     -    a certified copy of a death certificate; or


     - a certified copy of a decree of a court of competent jurisdiction as to the finding of death; or


     -    any other proof satisfactory to us.

DISTRIBUTION OF DEATH BENEFITS. The following discussion applies principally to distribution of death benefits upon the death of an Owner under Contracts that are not issued in connection with Qualified Plans, i.e., "Non-Qualified Contracts." Tax law requirements applicable to Qualified Plans, including IRAs, and the tax treatment of amounts held and distributed under such plans, are quite complex. Accordingly, if your Contract is used in connection with a Qualified Plan, you should seek competent legal and tax advice regarding requirements governing the distribution of benefits, including death benefits, under the plan. In particular, if you intend to use the Contract in connection with a Qualified Plan, including an IRA, you and your advisor should consider that there is some uncertainty as to the income tax effects of the death benefit on Qualified Plans, including IRAs (see "VIII. Federal Tax Matters" and Appendix
C: "Qualified Plan Types").

In designating Beneficiaries you may impose restrictions on the timing and manner of payment of death benefits. The description of death benefits in this Prospectus does not reflect any of the restrictions that could be imposed, and it should be understood as describing what will happen if the Contract Owner chooses not to restrict death benefits under the Contract. If the Contract Owner imposes restrictions, those restrictions will govern payment of the death benefit.

We will pay the death benefit to the Beneficiary if any Contract Owner dies before the earlier of the Maturity Date or the Annuity Commencement Date. If there is a surviving Owner, that Contract Owner will be deemed to be the Beneficiary. No death benefit is payable on the death of any Annuitant, except that if any Owner is not a natural person, the death of any Annuitant will be treated as the death of an Owner. On the death of the last surviving Annuitant, the Owner, if a natural person, will become the Annuitant unless the Owner designates another person as the Annuitant.

Upon request, the death benefit proceeds may be taken in the form of a lump sum. In that case, we will pay death benefit within seven calendar days of the date that we determine the amount of the death benefit, subject to postponement under the same circumstances that payment of withdrawals may be postponed (see "Withdrawals" above). Beneficiaries who opt for a lump sum payout of their portion of the death benefit will receive the funds in a John Hancock Safe Access Account (JHSAA). Similar to a checking account, the JHSAA provides the Beneficiary access to the payout funds via a checkbook, and account funds earn interest at a variable interest rate. The Beneficiary can obtain the remaining death benefit proceeds in a single sum by cashing one check for the entire amount.


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Note, however, that a JHSAA is not a true checking account as the beneficiary cannot make deposits. It is solely a means of distributing the death benefit, so the beneficiary can only make withdrawals. The JHSAA is part of our general account; it is not a bank account and it is not insured by the FDIC or any other government agency. As part of our general account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the JHSAA.

If the Beneficiary does not choose a form of payment, or the death benefit payable upon the death of an Owner is not taken, the Contract will continue, subject to the following:

     -    The Beneficiary will become the Owner.

     - We will allocate any excess of the death benefit over the Contract Value to the Owner's Investment Accounts in proportion to their relative values on the date of receipt by us of due proof of the Owner's death.

     -    No additional Purchase Payments may be made.

     -    We will waive withdrawal charges for all future distributions.

     - If the deceased Owner's spouse is the Beneficiary, the surviving spouse continues the Contract as the new Owner. In such a case, the distribution rules applicable when a Contract Owner dies will apply when the spouse, as the Owner, dies. In addition, a death benefit will be paid upon the death of the spouse. For purposes of calculating the death benefit payable upon the death of the spouse (excluding any optional benefits), we will treat the death benefit paid upon the first Owner's death as a Purchase Payment to the Contract. In addition, all payments made and amounts deducted in connection with partial withdrawals prior to the date of the first Owner's death will not be considered in the determination of the spouse's death benefit.

     - If the Beneficiary is not the deceased Owner's spouse, distribution of the Owner's entire interest in the Contract must be made within five years of the Owner's death, or alternatively, distribution may be made as an annuity, under one of the Annuity Options described below, which begins within one year of the Owner's death and is payable over the life of the Beneficiary or over a period not extending beyond the life expectancy of the Beneficiary (see "Annuity Options" below). If distribution is not made within five years and the Beneficiary has not specified one of the above forms of payment, we will distribute a lump sum cash payment of the Beneficiary's portion of the death benefit. Also, if distribution is not made as an annuity, upon the death of the Beneficiary, any remaining death benefit proceeds will be distributed immediately in a single sum cash payment.

     - Alternatively, if the Contract is not a Qualified Contract and if the Beneficiary is not the deceased Owner's spouse, distribution of the Owner's entire interest in the Contract may be made as a series of withdrawals over the Beneficiary's life expectancy. If this form of distribution is selected, the Beneficiary may not reduce or stop the withdrawals, but may in any year withdraw more than the required amount for that year. If life expectancy withdrawals have been selected and the initial Beneficiary dies while value remains in the Contract, a successor Beneficiary may either take a lump sum distribution of the remaining balance or continue periodic withdrawals according to the original schedule based on the initial Beneficiary's life expectancy.


We may change the way we calculate the death benefit if you substitute or add any Contract Owner. If we do, the new death benefit will equal the Contract Value as of the date of the ownership change. We will also treat the Contract Value on the date of the change as a "Purchase Payment" made on that date for any subsequent calculations of the death benefit prior to the Maturity Date, and we will not consider any Purchase Payments made and any amounts deducted in connection with partial withdrawals prior to the date of the ownership change in our determination of the death benefit. We will not change the way we calculate the death benefit if the person whose death will cause the death benefit to be paid is the same after the ownership change or if you transfer ownership to the Owner's spouse.



A change of Contract Owner may be a taxable event if the Owner or co-Owner before the change is an individual and the new Owner or co-Owner is not a spouse of the previous Owner (or co-Owner). You should consult with a qualified tax advisor for further information relevant to your situation.


Please see "VI. Optional Benefits" for a discussion of benefits available to Beneficiaries under the optional Annual Step Death Benefit.

PAY-OUT PERIOD PROVISIONS

General

You have a choice of several different ways of receiving annuity payments from us.


Generally, the Contracts contain provisions for the commencement of annuity payments to the Annuitant up to the Contract's Maturity Date (the "Annuity Commencement Date" is the first day of the Pay-out Period). The Maturity Date is the date specified on your Contract's specifications page, unless you obtain our consent to change that date. For John Hancock USA Contracts, there is no limit on when the earliest Annuity Commencement Date may be set. For John Hancock New York Contracts, the earliest allowable Annuity Commencement Date is one year from the Contract Date. If no date is specified, the Annuity Commencement Date is the first day of the month following the later of the 90th birthday of the oldest Annuitant or the tenth Contract Anniversary. The Annuity Commencement Date may be changed at any time before annuity payments begin. The new Annuity Commencement Date may not be later than the Maturity Date specified in the Contract, or a later date if we consent to the change. Annuity Commencement and Maturity Dates which occur when the Annuitant is at an advanced age, e.g., past age 90, may have adverse income tax consequences (see "VIII. Federal Tax Matters."). Distributions may be required from Qualified Contracts before the Annuity Commencement Date.



You may select the frequency of annuity payments. However, if the Contract Value at the Annuity Commencement Date is such that a monthly payment would be less than $20, we may pay the Contract Value in one lump sum to the Annuitant on the Annuity Commencement Date.


Annuity Options

Annuity payments are available under the Contract on a fixed, variable, or combination fixed and variable basis. Upon purchase of the Contract, and at any time during the Accumulation Period, you may select one or more of the Annuity Options described below on a fixed and/or variable basis or choose an alternate form of payment acceptable to us. If an Annuity Option is not selected, we will provide as a default an Annuity Option in the form of a variable life annuity with payments guaranteed for ten years, as described below. We will determine annuity payments based on the Investment Account Value of each Investment Option at the Annuity Commencement Date. Internal Revenue Service ("IRS") regulations may preclude the availability of certain Annuity Options in connection with certain Qualified Contracts. Once annuity payments commence:

     - you will no longer be permitted to make any withdrawals under the Contract;

     - you will no longer be permitted to make or receive any withdrawals under a guaranteed minimum withdrawal benefit Rider;

     -    we may not change the Annuity Option or the form of settlement; and

     -    your Guaranteed Minimum Death Benefit will terminate.

Please read the description of each Annuity Option carefully. In general, a non-refund life annuity provides the highest level of payments. However, because there is no guarantee that any minimum number of payments will be made, an Annuitant may receive only one payment if the Annuitant dies prior to the date the second payment is due. You may also elect annuities with payments guaranteed for a certain number of years but the amount of each payment will be lower than that available under the non-refund life Annuity Option.

ANNUITY OPTIONS OFFERED IN THE CONTRACT. The Contracts guarantee the availability of the following Annuity Options:

Option 1(a): Non-Refund Life Annuity - An annuity with payments during the lifetime of the Annuitant. No payments are due after the death of the Annuitant. Because there is no guarantee that we will make any minimum number of payments, an Annuitant may receive only one payment if the Annuitant dies prior to the date the second payment is due.

Option 1(b): Life Annuity with Payments Guaranteed for 10 Years - An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetime of the Annuitant. Because we guarantee payments for 10 years, we will make annuity payments to the end of such period if the Annuitant dies prior to the end of the tenth year.

Option 2(a): Joint & Survivor Non-Refund Life Annuity - An annuity with payments during the lifetimes of the Annuitant and a designated co-Annuitant. No payments are due after the death of the last survivor of the Annuitant and co-Annuitant. Because there is no guarantee that we will make any minimum number of payments, an Annuitant or co-Annuitant may receive only one payment if the Annuitant and co-Annuitant die prior to the date the second payment is due.

Option 2(b): Joint & Survivor Life Annuity with Payments Guaranteed for 10 Years
- An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetimes of the Annuitant and a designated co-Annuitant. Because we guarantee payments for 10 years, we will make annuity payments to the end of such period if both the Annuitant and the co-Annuitant die prior to the end of the tenth year.

ADDITIONAL ANNUITY OPTIONS. We currently offer the following Annuity Options which are in addition to the ones we are contractually obligated to make available. We may cease offering any of the following Annuity Options at any time and may offer other Annuity Options in the future.

Option 3: Life Annuity with Payments Guaranteed for 5, 15 or 20 Years - An annuity with payments guaranteed for 5, 15 or 20 years and continuing thereafter during the lifetime of the Annuitant. Because we guarantee payments for the specific number of years, we make annuity payments to the end of the last year of the 5, 15 or 20 year period.

Option 4: Lifetime Annuity with Cash Refund - An annuity with payments during the lifetime of the Annuitant. After the death of the Annuitant, we will pay the Beneficiary a lump sum amount equal to the excess, if any, of the Contract Value at the election of this option over the sum of the annuity payments made under this option.

Option 5: Joint Life Annuity with Payments Guaranteed for 20 Years - An annuity with payments guaranteed for 20 years and continuing thereafter during the lifetime of the Annuitant and a designated co-Annuitant. Because we guarantee payments for the


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

specific number of years, we make annuity payments to the end of the last year of the 20 year period if both the Annuitant and the co-Annuitant die during the 20 year period.

Option 6: Joint & Two-Thirds Survivor Non-Refund Life Annuity - An annuity with full payments during the joint lifetime of the Annuitant and a designated co-Annuitant and two-thirds payments during the lifetime of the survivor. Because we do not guarantee that we will make any minimum number of payments, an Annuitant or co-Annuitant may receive only one payment if the Annuitant and co-Annuitant die prior to the date the second payment is due.

Option 7: Period Certain Only Annuity for 10, 15 or 20 Years - An annuity with payments for a 10, 15 or 20 year period and no payments thereafter. You may surrender all or part of your Contract for its 'Commuted Value' after the Pay-out Period has begun only if you select a variable pay-out under this Option. (See "Full Surrenders During the Pay-out Period" and "Partial Surrenders During the Pay-out Period" in this section, below.)

ADDITIONAL ANNUITY OPTIONS FOR CONTRACTS WITH A GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDER. We make one or more additional Annuity Options available if you purchase a Contract with one of our guaranteed minimum withdrawal benefit Riders (i.e., Income Plus for Life or Income Plus for Life - Joint Life, as described in "VI. Optional Benefits"). If you purchase a Contract with a guaranteed minimum withdrawal benefit Rider, you may select the additional Annuity Options shown below. These additional Annuity Options are only available for Annuity Commencement Dates no earlier than the first day of the month following the later of the 90th birthday of the oldest Annuitant or the tenth Contract Anniversary.


GMWB Alternate Annuity Option 1: Lifetime Income Amount with Cash Refund - This Annuity Option is available if you purchase a Contract with the Income Plus for Life or an Income Plus for Life - Joint Life Rider. For the Income Plus for Life
- Joint Life Rider, this Annuity Option is available only if one Covered Person (see "Income Plus for Life Series Guaranteed Minimum Withdrawal Benefit Rider Definitions" on page 34), not two, remains on the Rider at the Annuity Commencement Date. Under this option, we will make annuity payments during the lifetime of the Annuitant. After the death of the Annuitant, we will pay the Beneficiary a lump sum amount equal to the excess, if any, of the Contract Value at the election of this option over the sum of the annuity payments made under this option. The annual amount of the annuity payments will equal the greater of:


     - the Lifetime Income Amount on the Annuity Commencement Date, if any, as provided by the guaranteed minimum withdrawal benefit Rider that you purchased with your Contract; or

     - the annual amount that the death benefit proceeds of your Contract provides on a guaranteed basis under a life with cash refund annuity. (Unlike Option 1(b), however, we will not continue making payments for the remainder of the 10 year term upon the death of the Annuitant. Instead, we will pay a lump sum amount of the excess Contract Value, if any, described above.)

GMWB Alternate Annuity Option 2: Joint & Survivor Lifetime Income Amount with Cash Refund - This Annuity Option is available if you purchase a Contract with the Income Plus for Life - Joint Life Rider and both Covered Persons remain on the Rider at the Annuity Commencement Date. Under this option, we will make annuity payments during the joint lifetime of the co-Annuitants. After the death of the last surviving Annuitant, we will pay the Beneficiary a lump sum amount equal to the excess, if any, of the Contract Value at the election of this option over the sum of the annuity payments made under this option. The annual amount of the annuity payments will equal the greater of:

     - the Lifetime Income Amount on the Annuity Commencement Date, if any, as provided by the guaranteed minimum withdrawal benefit Rider that you purchased with your Contract; or

     - the annual amount that the death benefit proceeds of your Contract provides on a guaranteed basis under a joint life with cash refund annuity. (Unlike Option 2(b), however, we will not continue making payments for the remainder of the 10 year term upon the death of the last surviving Annuitant. Instead, we will pay a lump sum amount of the excess Contract Value, if any, described above.)

FULL SURRENDERS DURING THE PAY-OUT PERIOD. You may surrender your Contract, after the Pay-out Period has begun, only if you have selected a variable pay-out under Option 7: Period Certain Only Annuity for 10, 15, or 20 years. Under this option, we will pay you the present value of any remaining guaranteed annuity payments ("Commuted Value") of your Contract. The Commuted Value is determined on the day we receive your written request for surrender. We determine the Commuted Value by:

     - multiplying the number of Annuity Units we currently use to determine each payment by the respective Annuity Unit value on the last payment date (see "Annuity Units and the Determination of Subsequent Variable Annuity Benefit Payments" below for a description of an "Annuity Unit");

     - assuming that the net investment factor for the remainder of the guarantee period will equal the assumed interest rate of 3%, resulting in level annuity payments; and

     - calculating the present value of these payments at the assumed interest rate of 3%.

If you elect to take the entire Commuted Value of the remaining annuity payments due in the Period Certain, no future annuity payments will be made.


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PARTIAL SURRENDERS DURING THE PAY-OUT PERIOD. We permit partial surrenders after the Pay-out Period has begun, only if you have selected a variable pay-out under Option 7: Period Certain Only Annuity for 10, 15, or 20 years. You may take partial surrenders of amounts equal to the Commuted Value of the payments that we would have made during the Period Certain. The Commuted Value is determined on the day we receive your written request for surrender in the manner described above.

If you elect to take only the Commuted Value of some of the remaining annuity payments due in the Period Certain, we will reduce the remaining annuity payments during the remaining Period Certain by reducing the number of Annuity Units used to determine payments (see "Annuity Units and the Determination of Subsequent Variable Annuity Payments" in this section, below, for how we determine the initial number of Annuity Units used to determine payments). Since there will be fewer Annuity Units, your remaining payments will be reduced. The new number of Annuity Units used to determine future payments after an amount is commuted will equal A x (1 - ((B / C) / D)), where:

     A equals the number of Annuity Units used to determine future payments before the commutation;

     B equals the dollar amount requested to be paid out as part of the commutation;

     C equals the present value of all Annuity Units to be paid out if there were no commutation, where the interest rate used to present value the Annuity Units is the assumed interest rate of 3%; and


     D    equals the Annuity Unit value on the day the commutation is executed.



For example, assume that before you request a partial Commuted Value, you will receive 400 units a year for 10 years. You request $20,000 in Commuted Value. Since you are receiving those 400 units for 10 years, C equals the present value of 400 units for 10 years starting the end of this year at a rate of an assumed interest rate of 3%. This value is 3,412.08 units. Assuming the annuity unit value on the day the commutation is executed is $12.50, after the commutation you will receive 400 x (1 - (($20,000 / 3412.08) / $12.50)) = 212.43 units a year for 10 years.


You will not be able to make any additional withdrawals under a Contract with a guaranteed minimum withdrawal benefit Rider once annuity payments begin under an Annuity Option.


FIXED ANNUITY OPTIONS. Subject to the distribution of death benefits provisions (see "Death Benefit During Accumulation Period" on page 26 above), on death, withdrawal or the Maturity Date of the Contract, the death benefit proceeds may be applied to a Fixed Annuity Option.


We determine the amount of each Fixed Annuity payment by applying the portion of the death benefit proceeds (minus any applicable sales charge and premium taxes) applied to purchase the Fixed Annuity to the appropriate table in the Contract. If the table we are then using is more favorable to you, we will substitute that table. If you choose an Annuity Option that is not guaranteed in the Contract, we will use the Single Premium Immediate Annuity rate that we are currently offering. We guarantee the dollar amount of Fixed Annuity payments.

Determination of Amount of the First Variable Annuity Payment

We determine the first Variable Annuity payment by applying the portion of the proceeds (minus any applicable sales charge and premium taxes) applied to purchase a Variable Annuity to the annuity tables contained in the Contract. We will determine the amount of the Contract Value as of the date not more than ten Business Days prior to the Annuity Commencement Date. We will reduce Contract Value used to determine annuity payments by any applicable sales charge and premium taxes.


The rates contained in the annuity tables vary with the Annuitant's sex and age and the Annuity Option selected. However, we may not use sex-distinct tables for Contracts issued in connection with certain employer-sponsored retirement plans. Under such tables, the longer the life expectancy of the Annuitant under any life Annuity Option or the longer the period for which payments are guaranteed under the option, the smaller the amount of the first monthly Variable Annuity payment will be. We deduct a pro-rata portion of the administration fee from each annuity payment. This fee will be waived if the Contract Value to effect the annuity is at least $50,000.


Annuity Units and the Determination of Subsequent Variable Annuity Payments


We will base Variable Annuity payments after the first one on the investment performance of the Sub-Accounts selected during the Pay-out Period. The amount of a subsequent payment is determined by dividing the amount of the first annuity payment from each Sub-Account by the Annuity Unit value of that Sub-Account (as of the same date the Contract Value to effect the annuity was determined) to establish the number of Annuity Units which will thereafter be used to determine payments. This number of Annuity Units for each Sub-Account is then multiplied by the appropriate Annuity Unit value as of a uniformly applied date not more than ten Business Days before the annuity payment is due, and the resulting amounts for each Sub-Account are then totaled to arrive at the amount of the annuity payment to be made. The number of Annuity Units generally remains constant throughout the Pay-out Period (assuming no transfer is made). We deduct a pro-rata portion of the administration fee from each annuity payment. This fee will be waived if the Contract Value to effect the annuity is at least $50,000.



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We charge the same Annual Separate Account Expenses during the annuitization period as we do during the Accumulation Period. We determine the "net investment factor" for an Annuity Unit in the same manner as we determine the net investment factor for an accumulation unit (see "Value of Accumulation Units" and "Net Investment Factor" on page 22). The value of an Annuity Unit for each Sub-Account for any Business Day is determined by multiplying the Annuity Unit value for the immediately preceding Business Day by the net investment factor for that Sub-Account for the valuation period for which the Annuity Unit value is being calculated and by a factor to neutralize the assumed interest rate.


Generally, if the net investment factor is greater than the assumed interest rate, the payment amount will increase. If the net investment factor is less than the assumed interest rate, the payment amount will decrease.

We build a 3% assumed interest rate into the annuity tables in the Contract used to determine the first Variable Annuity payment. The smallest annual rate of investment return which is required to be earned on the assets of the Separate Account so that the dollar amount of Variable Annuity payments will not decrease is 3.83%.

Transfers During Pay-out Period

Some transfers are permitted during the Pay-out Period, but subject to different limitations than during the Accumulation Period.


Once Variable Annuity payments have begun, you may transfer all or part of the investment upon which those payments are based from one Sub-Account to another. You must submit your transfer request to our Annuities Service Center at least 30 DAYS BEFORE the due date of the first annuity payment to which your transfer will apply. We will make transfers after the Annuity Commencement Date by converting the number of Annuity Units being transferred to the number of Annuity Units of the Sub-Account to which the transfer is made, so that the next annuity payment if it were made at that time would be the same amount that it would have been without the transfer. Thereafter, annuity payments will reflect changes in the value of the Annuity Units for the new Sub-Account selected. We reserve the right to limit, upon notice, the maximum number of transfers a Contract Owner may make per Contract Year to four. Once annuity payments have commenced, a Contract Owner may not make transfers from a Fixed Annuity Option to a Variable Annuity Option or from a Variable Annuity Option to a Fixed Annuity Option. In addition, we reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of a Portfolio. We also reserve the right to modify or terminate the transfer privilege at any time in accordance with applicable law.


Death Benefit During Pay-out Period


If an Annuity Option providing for payments for a guaranteed period has been selected and the Annuitant dies during the Pay-out Period, we will make the remaining guaranteed payments to the Beneficiary. We will make any remaining payments as rapidly as under the method of distribution being used as of the date of the Annuitant's death. If no Beneficiary is living, we will commute any unpaid guaranteed payments to a single sum (on the basis of the interest rate used in determining the payments) and pay that single sum to the estate of the last to die of the Annuitant and the Beneficiary.



We do not make any payments to a Beneficiary, however, if we are making payments during the Settlement Phase under an optional guaranteed minimum withdrawal benefit Rider and the last surviving Covered Person dies. Please read "VI. Optional Benefits" for additional information.


OTHER CONTRACT PROVISIONS

Right to Review

You have a right to cancel your Contract.


You may cancel the Contract by returning it to our Annuities Service Center or to your financial advisor at any time within 10 days after receiving it or such other period as required by law. Within 7 days of receiving a returned Contract, we will pay you the Contract Value (plus any sales charged deducted) computed at the end of the Business Day on which we receive your returned Contract or written notification acceptable to us.



No withdrawal charge is imposed upon return of a Contract within the 10-day right to review period. The 10-day right to review may vary in certain states in order to comply with the requirements of state insurance laws and regulations. Also, when required by state law or when the Contract is issued as an individual retirement annuity under Sections 408 or 408A of the Code, during the first 7 days of the 10-day period, we will return all Purchase Payments if this is greater than the amount otherwise payable (as described in the preceding paragraph).



If you purchase your Contract in connection with a replacement of an existing contract, your Contract may provide for a longer time period to return it to us. For example, in New York, you may return the Contract at any time within 60 days after receiving it. Replacement of an existing annuity contract generally is defined as the purchase of a new contract in connection with (a) the lapse, partial or full surrender or change of, or borrowing from, an existing annuity or life insurance contract or (b) the assignment to a new issuer of an existing annuity contract. This description, however, does not necessarily cover all situations which could be considered a replacement of an existing contract. Therefore, you should consult with your financial advisor or attorney regarding whether the purchase of a new Contract is a replacement of an existing contract.



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(Applicable to Residents of California Only) Residents in California age 60 and
greater may cancel the Contract by returning it to our Annuities Service Center or agent at any time within 30 days after receiving it. We will allocate your Net Purchase Payments to the Money Market Investment Option during this period. We will, however, permit you to elect to allocate your Net Purchase Payments during this 30 day period to a DCA Fixed Investment Option (if available), or to one or more of the Variable Investment Options. If you cancel the Contract during this 30 day period and your Net Purchase Payments were allocated to a DCA Fixed Investment Option, we will pay you the original amount of your Purchase Payments (including any sales charges deducted). If your Net Purchase Payments were allocated to the Money-Market Investment Option, we will pay you the greater of the original amount of your Purchase Payments (including any sales charges deducted) or the Contract Value (plus any sales charges deducted), computed at the end of the Business Day on which we receive your returned Contract. If your Net Purchase Payments were allocated to a Variable Investment Option (other than the Money Market Investment Option), we will pay you the Contract Value, (plus any sales charges deducted), computed at the end of the Business Day on which we receive your returned Contract.


Ownership

You own the Contract.


Prior to the Maturity Date, the Contract Owner is the person designated in the Contract specifications page or as subsequently named. On and after the Annuity Commencement Date, the Annuitant is the Contract Owner. If amounts become payable to any Beneficiary under the Contract, the Beneficiary is the Contract Owner.



In the case of Non-Qualified Contracts, you may change ownership of the Contract or you may collaterally assign the Contract at any time prior to the earlier of the Annuity Commencement Date or the Maturity Date, subject to the rights of any irrevocable Beneficiary. Changing the ownership of a Contract may be treated as a (potentially taxable) distribution from the Contract for federal tax purposes. A collateral assignment is treated as a distribution from the Contract and will be tax reported as such. An addition or substitution of any Contract Owner may result in resetting the death benefit to an amount equal to the Contract Value as of the date of the change and treating that value as a Purchase Payment made on that date for purposes of computing the amount of the death benefit.


You must make any change of ownership or assignment in writing and we must receive such written change at the Annuities Service Center. We must approve any change. We assume no liability for any payments made or actions taken before a change is approved or an assignment is accepted or responsibility for the validity or sufficiency of any assignment. An absolute assignment will revoke the interest of any revocable Beneficiary.

In the case of Qualified Contracts, ownership of the Contract generally may not be transferred except by the trustee of an exempt employees' trust which is part of a retirement plan qualified under Section 401 of the Code or as otherwise permitted by applicable IRS regulations. Subject to the foregoing, you may not sell, assign, transfer, discount or pledge as collateral for a loan or as security for the performance of an obligation, or for any other purpose, a Qualified Contract to any person other than us.

Annuitant

The Annuitant is either you or someone you designate.


The Annuitant is any natural person or persons whose life is used to determine the duration of annuity payments involving life contingencies. The Annuitant is entitled to receive all annuity payments under the Contract. If the Contract Owner names more than one person as an "Annuitant," the second person named shall be referred to as "co-Annuitant." The Annuitant is as designated on the Contract specifications page or in the application, unless changed. You must make any change of Annuitant in writing in a form acceptable to us and the change must be received at our Annuity Service Center. We must approve any change.


On the death of the Annuitant prior to the Annuity Commencement Date, the co-Annuitant, if living, becomes the Annuitant. If there is no living co-Annuitant, the Owner becomes the Annuitant. In the case of certain Qualified Contracts, there are limitations on the ability to designate and change the Annuitant and the co-Annuitant. The Annuitant becomes the Owner of the Contract at the Annuity Commencement Date.

If any Annuitant is changed and any Contract Owner is not a natural person, we must distribute the entire interest in the Contract to the Contract Owner within five years. We will reduce the amount distributed by any charges that would otherwise apply upon withdrawal.

Beneficiary

The Beneficiary is the person you designate to receive the death benefit if you die.


The Beneficiary is the person, persons or entity designated in the Contract specifications page (or as subsequently changed). However, if there is a surviving Contract Owner, we will treat that person as the Beneficiary. You may change the Beneficiary subject to the rights of any irrevocable Beneficiary. You must make any change in writing and the change must be received at our Annuity Service Center. We must approve any change. If approved, we will effect such change as of the date on which it was written. We assume no liability for any payments made or actions taken before the change is approved. If no Beneficiary is living, the Contingent Beneficiary will be the Beneficiary. The interest of any Beneficiary is subject to that of any assignee. If no Beneficiary or Contingent Beneficiary is living, the Beneficiary is the estate of the deceased Contract Owner. In the case of certain Qualified Contracts, IRS regulations may limit designations of Beneficiaries.

Modification

We may not modify your Contract or certificate without your consent, except to the extent required to make it conform to any law or regulation or ruling issued by a governmental agency.

Our Approval

We reserve the right to accept or reject any Contract application at our sole discretion.

Misstatement and Proof of Age, Sex or Survival

We may require proof of age, sex or survival of any person upon whose age, sex or survival any payment depends. If the age or sex of the Annuitant has been misstated, the benefits will be those that would have been provided for the Annuitant's correct age and sex. If we have made incorrect annuity payments, we will pay the amount of any underpayment immediately and we will deduct the amount of any overpayment from future annuity payments.

Loans

Loans are not available under the Contract.

                              VI. Optional Benefits

You may elect to purchase optional benefits when you purchase a Contract. If available in your state, you may select one of the following "Income Plus for Life Series guaranteed minimum withdrawal benefit" Riders:

     -    Income Plus for Life; or

     -    Income Plus for Life - Joint Life.

You also may select an Annual Step Death Benefit Rider.

We describe each of these optional benefit Riders in the following sections.


INCOME PLUS FOR LIFE SERIES GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDER DEFINITIONS



We use the definitions that follow to describe how our Income Plus for Life Series guaranteed minimum withdrawal benefit Riders work:



AGE 65 CONTRACT ANNIVERSARY means the Contract Anniversary on, or next following, the date the older Owner attains age 65.



AGE 95 CONTRACT ANNIVERSARY means the Contract Anniversary on, or next following, the date:



     -    the Covered Person attains age 95 under Income Plus for Life; or



     -    the older Owner attains age 95 under Income Plus for Life - Joint
          Life.



BENEFIT BASE means:



     -    a value we use to determine the Lifetime Income Amount.



     - The initial Benefit Base is equal to your initial Purchase Payment, up to the maximum Benefit Base.



     - We may reduce the Benefit Base to reflect withdrawals and increase the Benefit Base to reflect "Step-ups," "Credits" and Additional Purchase Payments, as provided in the Rider.



     -    The maximum Benefit Base is $5 million.



Any reduction or increase in the Benefit Base will result in a corresponding reduction or increase in the Lifetime Income Amount.



COVERED PERSON means (for Income Plus for Life):



     - The person whose life we use to determine the duration of the Lifetime Income Amount payments;



     - The oldest Owner at issue of the Rider or the oldest Annuitant in the case of a non-natural Owner.



COVERED PERSON means (for Income Plus for Life - Joint Life):



     - One of the two persons whose lives we use to determine the duration of the Lifetime Income Amount payments.



     - We determine the Covered Persons at the time you elect the Rider. A spouse must qualify as a "spouse" under federal law.



     (For Income Plus for Life - Joint Life Non-Qualified Contracts):



     -    both the spouses must be named as co-Owners of the Contract; or



     - if only one spouse is named as an Owner of the Contract (or Annuitant if the Owner is a non-natural person), the other spouse must be designated as the Beneficiary of the Contract.



     (For Income Plus for Life - Joint Life Qualified Contracts):



     - one spouse must be named as the Owner (or Annuitant if the Owner is a non-natural person); and



     -    the Owner's spouse must be the designated Beneficiary.



A Covered Person will no longer qualify as such (i.e., that Covered Person will be removed from the Rider) if that person is no longer designated as an Owner, co-Owner, Annuitant, co-Annuitant or Beneficiary as required above. In the event that you and your spouse become divorced after you purchase the Rider, you may not add a new spouse as a Covered Person. (See page 25 for additional information on the impact of divorce.)



CREDIT OR LIFETIME INCOME CREDIT means: an increase in the Benefit Base at the end of each Contract Year during one or more "Lifetime Income Credit Periods" if you take no withdrawals during that Contract Year. For these purposes, the initial Lifetime Income Credit Period coincides with the first 10 Contract Years while the Rider is in effect. Each time a Step-up occurs, we will extend the Lifetime Income Credit Period to the lesser of 10 years from the effective date of the Step-up or the Age 95 Contract Anniversary. Credits are called "Bonuses" in the Contract. In certain marketing materials, Credits may be referred to as "Deferral Credits."

Each time you qualify, we will increase the Benefit Base by a Lifetime Income Credit equal to:



     - 7% of total Purchase Payments to your Contract if we did not previously Step-up or Reset the Benefit Base and/or the Lifetime Income Amount; otherwise



     - 7% of the Benefit Base immediately after the latest Step-up or Reset, increased by the amount of any Purchase Payments applied to the Benefit Base since the latest Step-up or Reset.



We will not apply any Lifetime Income Credit, however, to the extent it would increase the Benefit Base to an amount in excess of the maximum Benefit Base of $5 million.



CREDIT PERIOD OR LIFETIME INCOME CREDIT PERIOD means:



     -    Initially, the first 10 Contract Years;



     - Each time a Step-up occurs, the Credit Period extends to the lesser of: (a) 10 years from the effective date of a Step-up; or (b) the Age 95 Contract Anniversary.



EXCESS WITHDRAWAL means:



     - (for Income Plus for Life) Any withdrawal you take before the Lifetime Income Date that, when combined with all other Withdrawal Amounts previously taken during the Contract Year of the withdrawal, exceeds 5.0% of the Benefit Base at the prior Contract Anniversary, increased for any Additional Purchase Payments;



     - (for Income Plus for Life - Joint Life) Any withdrawal you take before the Lifetime Income Date that, when combined with all other Withdrawal Amounts previously taken during the Contract Year of the withdrawal, exceeds 4.75% of the Benefit Base at the prior Contract Anniversary, increased for any Additional Purchase Payments; and



     - (for Income Plus for Life and Income Plus for Life - Joint Life) Any withdrawal you take on and after the Lifetime Income Date that, when combined with all other Withdrawal Amounts previously taken during the Contract Year of withdrawal, exceeds the Lifetime Income Amount at the time of withdrawal.



LIFETIME INCOME AMOUNT means the amount we guarantee to be available each Contract Year for withdrawal during the Accumulation Period after the date you purchased the Rider (or the Lifetime Income Date, if later), as long as:



     - (for Income Plus for Life) the Covered Person remains alive as an Owner or Annuitant of the Contract, subject to the terms and conditions of the Rider.



     - (for Income Plus for Life - Joint Life) at least one Covered Person remains alive and qualified as a Covered Person, subject to the terms and conditions of the Rider.



We may reduce the Lifetime Income Amount to reflect withdrawals and Resets, and we may increase the Lifetime Income Amount to reflect Step-ups, Credits, a Target Amount adjustment and additional Purchase Payments as provided in the Rider.



Any reduction or increase in the Benefit Base will result in a corresponding reduction or increase in the Lifetime Income Amount.



LIFETIME INCOME DATE means the date on which we determine the Lifetime Income Amount. This will be the date you purchase the Rider if:



     - (for Income Plus for Life) you are age 59 1/2 or older at the time; otherwise, the Lifetime Income Date is the Contract Anniversary on, or immediately following, the date you attain age 59 1/2.



     - (for Income Plus for Life - Joint Life) both you and your spouse are age 59 1/2 or older at the time; otherwise, the Contract Anniversary on, or immediately following, the date the younger spouSe would attain age 59 1/2. (The Lifetime Income Date does not change if the younger spouse does not survive to this date and the older spouse is still a Covered Person under the Rider.)



RESET means a reduction of the Benefit Base if you take Excess Withdrawals.



STEP-UP means an increase in the Benefit Base and Lifetime Income Amount on certain Contract Anniversary dates when your Contract Value exceeds the previous Benefit Base.



STEP-UP DATE means the date on which we determine whether a Step-up could occur.

OVERVIEW OF INCOME PLUS FOR LIFE SERIES GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDERS



Each of the guaranteed minimum withdrawal benefit Riders available with the Contract provides a guaranteed minimum withdrawal benefit during the Accumulation Period. Each Rider guarantees that you will be able to make withdrawals in an amount, and over a period of time, specified in your Rider, regardless of your Contract's investment performance. In particular, these Riders will permit you to withdraw up to the guaranteed annual amount for as long as a Covered Person (see "Income Plus for Life Series Guaranteed Minimum Withdrawal Benefit Rider Definitions" on page 34) lives, subject to the terms and conditions of the specific Rider you elect. We may determine the amount of the initial guarantee after we issue your Contract, depending on the age of the Covered Person when we issue the Contract and the type of guaranteed minimum withdrawal benefit you purchase. We may increase the guarantee:



     - by a "Credit" or "Target Amount" adjustment (see "Target Amount" on page 42 for Income Plus for Life and page 47 for Income Plus for Life-Joint Life) if you make no withdrawals during certain Contract Years, up to limits that vary by Rider;



     - as a result of a "Step-up" of the guarantee to reflect your then current Contract Value on certain Contract Anniversary dates; or


     -    if you make an additional Purchase Payment up to specified limits.

Although these Riders guarantee a minimum annual withdrawal amount, you may take withdrawals of any amount of Contract Value during your Contract's Accumulation Period. If you take withdrawals for more than the annual amount permitted under the terms of the Rider you select, however, we may Reset the guaranteed minimum amount.

Availability

You may only elect an Income Plus for Life Series guaranteed minimum withdrawal benefit Rider at the time you purchase a Contract, and only provided:

     - the Rider is available for sale in the state where the Contract was sold;

     - you limit your investment of Purchase Payments and Contract Value to the Investment Options we make available with the Rider; and

     - you (and any other Covered Person) comply with the age restrictions we may impose for the Rider.

Please contact the John Hancock Annuities Service Center at 1-800-344-1029 (in
NY: 1-800-551-2078) for additional information. We offer these optional benefit Riders only where approved by local state insurance regulatory agencies.

We reserve the right to accept or refuse to issue any guaranteed minimum withdrawal benefit Rider at our sole discretion. Once you elect a guaranteed minimum withdrawal benefit Rider, its effective date usually will be the Contract Date (unless we permit otherwise) and it is irrevocable. We charge an additional fee for each Rider.

AGE RESTRICTIONS. You must not be age 81 or older to purchase an Income Plus for Life Rider. Both you and your spouse must not be age 81 or older (and must qualify as "Covered Persons") to purchase an Income Plus for Life - Joint Life Rider.

Purchase Payments


RESTRICTIONS ON CONTRACTS WITH GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDERS. If you purchase an Income Plus for Life Series guaranteed minimum withdrawal benefit Rider, we restrict your ability to make Additional Purchase Payments to the Contract. You must obtain our prior approval if the Contract Value immediately following an Additional Purchase Payment would exceed $1 million. We do not permit additional Purchase Payments during a Rider's "Settlement Phase" (see "Settlement Phase" on page 43 for Income Plus for Life and page 47 for Income Plus for Life-Joint Life). Other limitations on additional payments may vary by state.


Special Purchase Payment limits on "Non-Qualified" Contracts. If we issue your Contract not in connection with an IRA or other tax-qualified retirement plan, we also impose the following limit on your ability to make Purchase Payments:


     - on or after the first Contract Anniversary, without our prior approval, we will not accept an Additional Purchase Payment if your total payments after the first Contract Anniversary exceed $100,000.


Special Purchase Payment limits on "Qualified" Contracts. If we issue your Contract in connection with a tax qualified retirement plan, including an IRA, we also impose additional limits on your ability to make Purchase Payments:


     - on and after the Age 65 Contract Anniversary (or after the first Contract Anniversary if we issue your Contract after you become Age
          65), without our prior approval, we will not accept an Additional Purchase Payment if your total payments after the first Contract Anniversary exceed $100,000;


     - for the year that you become age 70 1/2 and for any subsequent years, if we issue your Contract in connection with an IRA, we will only accept a Purchase Payment that qualifies as a "rollovEr contribution"; but

     - we will not accept any Purchase Payment after the oldest Owner becomes age 81.

You should consult with a qualified tax advisor prior to electing a guaranteed minimum withdrawal benefit Rider for further information on tax rules affecting Qualified Contracts, including IRAs.

General right of refusal. We reserve the right to refuse to accept Additional Purchase Payments at any time after the first Contract Anniversary to the extent permitted in the state we issue your Contract. We do not reserve this right of refusal for Additional Purchase Payments before the Age 65 Contract Anniversary that are permitted to Contracts issued in connection with tax qualified retirement plans, including IRAs.


IMPACT ON BENEFIT BASE AND LIFETIME INCOME AMOUNT. Prior to the Lifetime Income Date, we will increase the Benefit Base each time you make an additional Purchase Payment, subject to the maximum Benefit Base limit of $5 million.


On and after the Lifetime Income Date, we may increase the Benefit Base each time you make an Additional Purchase Payment, subject to the maximum Benefit Base limit of $5 million. The new Benefit Base will be the Benefit Base immediately before the additional Purchase Payment, plus:



     - The excess, if any, of the Additional Purchase Payment (subject to our Purchase Payment limits); over


     - Any Withdrawal Amounts reduced by any Purchase Payment since the later of the Lifetime Income Date or the latest:

          -    date of a Purchase Payment that we applied to the Benefit Base,

          -    Reset date, or

          -    effective date of a Step-up.

Examples 1d and 2d in "Appendix B: Guaranteed Minimum Withdrawal Benefit Examples" illustrate how each of these transactions affect the Benefit Base and Lifetime Income Amount.

In addition, if a Purchase Payment increases the Benefit Base after the Lifetime Income Date, we will increase the Lifetime Income Amount to equal:

     - (for Income Plus for Life) 5% of the Benefit Base in effect immediately after the Purchase Payment; or

     - (for Income Plus for Life - Joint Life) 4.75% of the Benefit Base in effect immediately after the Purchase Payment.

Rider Fees

We charge an additional fee on each Contract Anniversary for an Income Plus for Life Series guaranteed minimum withdrawal benefit Rider, and reserve the right to increase the fee on the effective date of each Step-up in the benefits under that Rider. We withdraw the fee from each Investment Option in the same proportion that the value of Investment Accounts of each Investment Option bears to the Contract Value. We will deduct a pro rata share of the annual fee from the Contract Value:

     -    on the date we determine the death benefit;


     - after the Annuity Commencement Date at the time an Annuity Option begins; or


     -    on the date an Excess Withdrawal reduces the Contract Value to zero.


We do not deduct additional Rider fees during the "Settlement Phase" or after the Annuity Commencement Date once an Annuity Option begins.



FEE FOR INCOME PLUS FOR LIFE SERIES RIDERS. The fee is equal to 0.60% of the "Adjusted Benefit Base." The Adjusted Benefit Base is the Benefit Base that was available on the prior Contract Anniversary (including any Step-up applied on that prior Anniversary) increased by any additional Purchase Payments that we applied to the Benefit Base during the Contract Year prior to the current Contract Anniversary. We reserve the right to increase either the Income Plus for Life or Income Plus for Life - Joint Life fee on the effective date of each Step-up. In such a situation, neither fee will exceed 1.20%.


Comparison between Guaranteed Minimum Withdrawal Benefits and Annuity Payments

If you choose to take withdrawals under one of our guaranteed minimum withdrawal benefit Riders, it is not the same as receiving annuity payments upon annuitization (as described in "Pay-out Period Provisions" in "V. Description of the Contract").

When you take withdrawals:

     -    you will have the flexibility to start and stop withdrawals;

     - you will have the flexibility to choose an amount of your withdrawal that is less than or equal to your Lifetime Income Amount (without reducing your future available Lifetime Income Amount);

     - you will have the ability to surrender your Contract for the cash surrender value (Contract Value minus any applicable charges and premium taxes), if any;

     - you may receive less favorable tax treatment of your withdrawals than annuity payments would provide. See "VIII. Federal Tax Matters" for information on tax considerations related to optional benefit Riders; and

     -    you reduce the Contract Value available for annuitization.

When you annuitize:


     - you will receive annuity payments that will be fixed in amount (or in the number of units paid for Variable Annuity payments);


     - your annuity payments will not vary in timing once they commence (for as long as we are due to pay them to you);

     -    you will no longer have access to the Contract Value; and

     - your Annuity Payments may receive more favorable tax treatment than guaranteed minimum withdrawal benefits. See "VIII. Federal Tax Matters" for information on tax considerations related to optional benefit Riders.


In addition to the traditional Annuity Options we provide under the Contract, we provide additional Annuity Options for Contracts issued with a guaranteed minimum withdrawal benefit Rider. These additional Annuity Options are only available for Annuity Commencement Dates no earlier than the first day of the month following the later of the 90th birthday of the oldest Annuitant or the tenth Contract Anniversary. These additional Annuity Options are designed so that you will receive annuity payments that are no less than the Lifetime Income Amount at the time of annuitization, but you could receive larger payments, depending on the your investment experience prior to annuitization. The Annuity Options available to you are described in detail in "V. Description of the Contract - Pay-out Period Provisions."



Tax Considerations



See "VIII. Federal Tax Matters" for information on tax considerations related to optional benefit Riders.


INVESTMENT OPTIONS UNDER INCOME PLUS FOR LIFE SERIES GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDERS

If you elect to purchase any of our Guaranteed Minimum Withdrawal Benefit Riders, you may invest your Contract Value only in the Investment Options we make available with that Rider.

If you purchase one of our Income Plus for Life Series guaranteed minimum withdrawal benefit Riders, you must invest 100% of your Contract Value at all times in one or more of the investment options we make available for these Riders. Under our current rules, you must invest either:

     (a) among the currently available individual Investment Options (see "Available Individual Investment Options" immediately below); or

     (b) in a manner consistent with any one of the currently available Model Allocations (see "Available Model Allocations" below).


You may transfer between (a) and (b), or vice versa, on any date subject to our restrictions on frequent trading, provided you transfer 100% of your Contract Value. You may take withdrawals only in accordance with our default procedures; you may not specify the Investment Option from which you wish to make a withdrawal (see "Accumulation Period Provisions - Withdrawals" on page 25). We will allocate subsequent Net Purchase Payments in accordance with your instructions, subject to the restrictions described herein. All Investment Options may not be available through all distribution partners.



YOU SHOULD CONSULT WITH YOUR FINANCIAL ADVISOR TO ASSIST YOU IN DETERMINING WHICH AVAILABLE INDIVIDUAL INVESTMENT OPTION OR MODEL ALLOCATION IS BEST SUITED FOR YOUR FINANCIAL NEEDS AND RISK TOLERANCE.


Available Individual Investment Options


If you purchase a Contract with any of our currently offered guaranteed minimum withdrawal benefit Riders, we restrict the individual Investment Options to which you may allocate your Contract Value. These Investment Options invest in the following Portfolios:


     -    American Asset Allocation Trust


     -    American Fundamental Holdings Trust



     -    Core Allocation Plus Trust


     -    Franklin Templeton Founding Allocation Trust

     -    Lifestyle Balanced Trust

     -    Lifestyle Conservative Trust


     -    Lifestyle Growth Trust



     -    Lifestyle Moderate Trust


     -    Money Market Trust




You may allocate your Contract Value to any combination of these Investment Options and you may also use our DCA program from the Money Market or any available DCA Fixed Investment Option in connection with your selected Investment Options.

WE RESERVE THE RIGHT TO RESTRICT INVESTMENT OPTIONS IN YOUR VARIABLE INVESTMENT ACCOUNT AT ANY TIME. If we restrict an Investment Option, we will not allow transfers into the restricted Investment Option and you may not allocate Net Purchase Payments to the restricted Investment Option after the date of the restriction. Any amounts you allocated to an Investment Option before we imposed restrictions will not be affected by such restrictions as long as it remains in that Investment Option.


FOR MORE INFORMATION REGARDING THESE PORTFOLIOS, INCLUDING INFORMATION RELATING TO THEIR INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS, AND THE RISKS OF INVESTING IN SUCH PORTFOLIOS, PLEASE SEE "IV. GENERAL INFORMATION ABOUT US, THE SEPARATE ACCOUNTS AND THE PORTFOLIOS" AS WELL AS THE PROSPECTUS FOR THE APPLICABLE PORTFOLIOS. YOU CAN OBTAIN A COPY OF THE PORTFOLIOS' PROSPECTUSES BY CONTACTING THE ANNUITIES SERVICE CENTER SHOWN ON THE FIRST PAGE OF THIS PROSPECTUS. YOU SHOULD READ THE PORTFOLIOS' PROSPECTUSES CAREFULLY BEFORE INVESTING IN A CORRESPONDING VARIABLE INVESTMENT OPTION.


Available Model Allocations


You may allocate your entire Contract Value to any one of the Model Allocations in the table shown below. You may also use our DCA program from any available DCA Fixed Investment Option in connection with your selected Model Allocation. If you select a Model Allocation, you authorize us to rebalance your entire Contract Value allocated to your selected Model Allocation on a quarterly basis to the fixed percentages shown in the table for each Investment Option in that Model Allocation. In addition, you may not transfer monies between Investment Options other than to transfer 100% of your Contract Value to another Model Allocation if available or 100% to any one, or any combination of, the available individual Investment Options.



None of the Model Allocations is a fund-of-funds. We do not actively manage any Model Allocation. Once you invest in a Model Allocation, we will not change the allocation percentages (except to rebalance) or component Portfolios based on changes in investment strategy, market conditions or expectations of future performance. Because a Model Allocation does not change, you should periodically consult with your financial advisor to ensure that your selected Model Allocation continues to be appropriate for your needs and circumstances.


WE RESERVE THE RIGHT TO RESTRICT THE AVAILABILITY OF MODEL ALLOCATIONS AT ANY TIME. If we restrict a Model Allocation and your Contract Value is allocated to that Model Allocation on the last day it was available, you may continue to allocate your Contract Value to that Model Allocation as long as you continue to allocate your entire Contract Value (other than amounts in a Fixed Account under our DCA Program), including future Purchase Payments, to that Model Allocation. We will continue to rebalance your Contract Value to that Model Allocation on a quarterly basis. You will no longer be able to use that Model Allocation, however, if you transfer your Contract Value to any of the available individual Investment Options, to any other Model Allocation, or to any Variable Investment Option other than as permitted in that Model Allocation.

The currently available Model Allocations are:


     MODEL ALLOCATION       MODEL ALLOCATION
           NAME                PERCENTAGE                 PORTFOLIO NAME
-------------------------   ----------------   ------------------------------------
Balanced: Growth & Income           5%         American Global Small Capitalization
                                    5%         American Growth
                                    5%         Global
                                    5%         Mid Cap Value
                                   15%         Mutual Shares
                                   15%         American Blue Chip Income and Growth
                                   10%         American Growth-Income
                                   25%         American Bond
                                   15%         Investment Quality Bond

Balanced Toward Growth              5%         American Global Small Capitalization
                                   10%         American Growth
                                   10%         Global
                                    5%         Mid Cap Value
                                   20%         Mutual Shares
                                   15%         American Blue Chip Income and Growth
                                   10%         American Growth-Income
                                   15%         American Bond
                                   10%         Investment Quality Bond

     MODEL ALLOCATION       MODEL ALLOCATION
           NAME                PERCENTAGE                 PORTFOLIO NAME
-------------------------   ----------------   ------------------------------------
Growth Focus                        5%         American Global Small Capitalization
                                    5%         Mid Cap Stock
                                   15%         American Growth
                                   10%         Global
                                    5%         Mid Cap Value
                                   20%         Mutual Shares
                                   15%         American Blue Chip Income and Growth
                                   15%         American Growth-Income
                                   10%         American Bond



A MODEL ALLOCATION MAY EXPERIENCE VOLATILITY IN ITS INVESTMENT PERFORMANCE OR LOSE MONEY, DEPENDING ON THE PERFORMANCE OF THE COMPONENT PORTFOLIOS REFERENCED ABOVE. YOUR INVESTMENT IN THE PORTFOLIOS WILL FLUCTUATE AND WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN YOUR ORIGINAL INVESTMENT. FOR MORE INFORMATION REGARDING EACH PORTFOLIO THAT WE PERMIT YOU TO INVEST IN THROUGH A MODEL ALLOCATION, INCLUDING INFORMATION RELATING TO THAT PORTFOLIO'S INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS, AND THE RISKS OF INVESTING IN THAT PORTFOLIO, PLEASE SEE "IV. GENERAL INFORMATION ABOUT US, THE SEPARATE ACCOUNTS AND THE PORTFOLIOS" AS WELL AS THE PORTFOLIO'S PROSPECTUS. YOU CAN OBTAIN A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION ON EACH OF THE PORTFOLIOS, BY CONTACTING THE RESPECTIVE ANNUITIES SERVICE CENTER SHOWN ON THE FIRST PAGE OF THIS PROSPECTUS. YOU SHOULD READ THE PORTFOLIOS' PROSPECTUSES CAREFULLY BEFORE INVESTING IN THE CORRESPONDING INVESTMENT OPTION.



Income Plus for Life



The Income Plus for Life Rider provides a guaranteed minimum withdrawal benefit, called the "Lifetime Income Amount" during the Accumulation Period. We calculate the Lifetime Income Amount on the Lifetime Income Date. If the Covered Person is age 59 1/2 or older when you purchase the Income Plus for Life Rider, the initial Lifetime Income Amount equals 5% of the initial Purchase Payment for your Contract on the Rider's effective date. (We do not count Purchase Payment amounts over $5 million for this purpose.) Otherwise, the initial Lifetime Income Amount equals 5% of the Benefit Base in effect on the Lifetime Income Date. If you subsequently limit your annual withdrawals to the Lifetime Income Amount, Income Plus for Life guarantees that we will make the Lifetime Income Amount benefit available to you, as long as the Covered Person is alive and an Owner, Beneficiary or Annuitant under the Contract, even if your Contract Value reduces to zero. We may reduce the Lifetime Income Amount if you take withdrawals in excess of the Lifetime Income Amount. If you defer taking withdrawals, we may increase the Lifetime Income Amount to reflect one or more "Lifetime Income Credits" and a "Target Amount" adjustment (see "Target Amount" on page 42). We also may increase the Lifetime Income Amount if you make additional Purchase Payments, or if we Step-up the Benefit Base to reflect current Contract Value.


IMPACT OF WITHDRAWALS. Each time you take a withdrawal before the Lifetime Income Date, we reduce the Benefit Base by the Withdrawal Amount. If, however, a withdrawal is an Excess Withdrawal, we will Reset the Benefit Base to equal the lesser of:

     -    the Contract Value immediately after the withdrawal; or

     -    the Benefit Base minus the Withdrawal Amount.

IF YOU TAKE AN EXCESS WITHDRAWAL BEFORE THE LIFETIME INCOME DATE, IT COULD LOWER YOUR FUTURE LIFETIME INCOME AMOUNT. IF YOU HAVE EXPERIENCED UNFAVORABLE INVESTMENT PERFORMANCE (AND THEREFORE YOUR CONTRACT VALUE IS LESS THAN YOUR BENEFIT BASE) AND THEN YOU TAKE AN EXCESS WITHDRAWAL, IT COULD SIGNIFICANTLY REDUCE YOUR FUTURE LIFETIME INCOME AMOUNT.

If you take withdrawals prior to the Lifetime Income Date we reduce the Benefit Base we use to determine the guaranteed Lifetime Income Amount on the Lifetime Income Date. You could eventually lose any benefit based on the Lifetime Income Amount if you take withdrawals in excess of 5% of the Benefit Base. If Contract Value declines to zero during a Contract Year in which you have an Excess Withdrawal you will lose the guaranteed minimum withdrawal benefit under the Income Plus for Life Rider. (See "Settlement Phase" in this section, below.)

After the Lifetime Income Date, you may withdraw the guaranteed Lifetime Income Amount each Contract Year without affecting the Benefit Base. If your total Withdrawal Amounts during a Contract Year exceed the Lifetime Income Amount, however, we will Reset the Benefit Base and the Lifetime Income Amount.

Each time you take a withdrawal after the Lifetime Income Date, we first determine if the Withdrawal Amount is an Excess Withdrawal. If so, we will Reset the Benefit Base to equal the lesser of:

     - the Benefit Base before the withdrawal minus the entire amount of the Excess Withdrawal; or

     -    the Contract Value immediately after the Excess Withdrawal.

After we Reset the Benefit Base, we will Reset the Lifetime Income Amount to equal 5% of the new Benefit Base. We also will Reset the Benefit Base and the Lifetime Income Amount for each subsequent Excess Withdrawal that you take during that Contract Year. IF YOU TAKE AN EXCESS WITHDRAWAL, IT COULD LOWER YOUR LIFETIME INCOME AMOUNT. IF YOU HAVE EXPERIENCED UNFAVORABLE INVESTMENT PERFORMANCE (AND THEREFORE YOUR CONTRACT VALUE IS LESS THAN YOUR BENEFIT BASE) AND THEN YOU TAKE AN EXCESS WITHDRAWAL, IT COULD SIGNIFICANTLY REDUCE YOUR LIFETIME INCOME AMOUNT.

In certain circumstances, we will not Reset the Benefit Base and/or the Lifetime Income Amount, even where a Withdrawal Amount would exceed the Lifetime Income Amount for a Contract Year. These circumstances involve withdrawals taken as "Life Expectancy Distributions" under an automatic distribution program provided by us (see "Life Expectancy Distribution Program" in this section, below).

We do not reduce your Benefit Base or Lifetime Income Amount when you make a withdrawal if your total Withdrawal Amounts during a Contract Year are less than or equal to the Lifetime Income Amount. Any applicable withdrawal charges cannot cause a withdrawal to exceed the Lifetime Income Amount.


The Income Plus for Life Rider enters a "Settlement Phase" in any Contract Year that your Contract Value declines to zero if your Benefit Base is greater than zero at that time and you have taken no Excess Withdrawals during that Contract Year (see "Settlement Phase" in this section, below). In the event of an Excess Withdrawal, you will lose the guaranteed minimum withdrawal benefit under the Income Plus for Life Rider if Contract Value declines to zero during the Contract Year of the Excess Withdrawal (see "Settlement Phase" in this section, below). The Income Plus for Life benefit terminates if the Contract Value and Benefit Base immediately after a withdrawal are both equal to zero.


We may Reset the Benefit Base and Lifetime Income Amount values if you take Excess Withdrawals. Excess Withdrawals may reduce or eliminate future Lifetime Income Amount values.

We reduce your Contract Value each time you take a withdrawal.

EFFECT OF WITHDRAWALS ON GUARANTEED MINIMUM DEATH BENEFIT AMOUNT. If you purchase Income Plus for Life, we will adjust the way we calculate the death benefit payable under your Contract upon the death of the Owner (or deemed Owner if the Owner is not a natural person) during the Accumulation Period. We reduce that death benefit each time you take a withdrawal. We will reduce the death benefit on a dollar for dollar basis if:


     - you limit your withdrawals during a Contract Year to the Lifetime Income Amount; or



     - you purchased the Income Plus for Life Rider before the Covered Person attained age 59 1/2, you limit your withdrawals each Contract Year before the Lifetime Income Date to 5% of the Benefit Base, aNd to the Lifetime Income Amount for each Contract Year after that.



If you take an Excess Withdrawal, we will deduct the entire Withdrawal Amount on a pro rata basis from the Guaranteed Minimum Death Benefit under the Contract. Pro rata means we reduce the Guaranteed Minimum Death Benefit by the same percentage that the Excess Withdrawal reduces the Contract Value. That is, by an amount equal to:



     - the Guaranteed Minimum Death Benefit before the withdrawal, multiplied by an amount equal to:


          -    the Withdrawal Amount; divided by

          -    the Contract Value before the withdrawal.

We also will reduce the Guaranteed Minimum Death Benefit in the same manner for any subsequent Excess Withdrawals that you take during that Contract Year.

INCREASES IN THE BENEFIT BASE. We will increase the Benefit Base:

     - by any applicable Credit if you take no withdrawals during certain Contract Years;

     -    by any applicable Step-up to reflect certain increases in Contract
          Value;


     - to an established Target Amount if you take no withdrawals until the later of: (a) the Contract Anniversary on or next following the date the Covered Person attains age 69; and (b) the Contract Anniversary at the end of 10 Contract Years; and



     - to reflect certain additional Purchase Payments (see "Purchase Payments" on page 21).


Credits, when applied, will increase the Benefit Base and the Lifetime Income Amount.

LIFETIME INCOME CREDITS. We will increase the Benefit Base at the end of each Contract Year during one or more "Lifetime Income Credit Periods" if you take no withdrawals during that Contract Year. For these purposes, the initial Lifetime Income Credit Period coincides with the first 10 Contract Years while the Income Plus for Life Rider is in effect. Each time a Step-up occurs, we will extend the Lifetime Income Credit Period to the lesser of 10 years from the effective date of the Step-up or the Age 95 Contract Anniversary.

Each time you qualify, we will increase the Benefit Base by a Lifetime Income Credit equal to:

     - 7% of total Purchase Payments to your Contract if we did not previously Step-up or Reset the Benefit Base and/or the Lifetime Income Amount; otherwise

     - 7% of the Benefit Base immediately after the latest Step-up or Reset, increased by the amount of any Purchase Payments applied to the Benefit Base since the latest Step-up or Reset.

We will not apply any Lifetime Income Credit, however, to the extent it would increase the Benefit Base to an amount in excess of the maximum Benefit Base of $5 million.

Step-ups will increase the Benefit Base and the Lifetime Income Amount.


STEP-UPS. If the Contract Value on any Step-up Date is greater than the Benefit Base on that date, we will automatically Step-up the Benefit Base to equal the Contract Value (subject to the maximum Benefit Base limit of $5 million). We will also increase the Lifetime Income Amount (after the Lifetime Income Date) and the Rider Fee (see "Rider Fees" on page 37). The new Lifetime Income Amount will equal 5% of the new Benefit Base value after the Step-up, and the new Rider Fee will be based on the new Benefit Base. We also reserve the right to increase the rate of the Income Plus for Life fee up to a maximum rate of 1.20%. If we decide to increase the rate at the effective date of a Step-up, you will receive advance notice and be given the opportunity of no less than 30 days to decline the automatic Step-up (see "Fee for Income Plus for Life Series Riders" on page
37). If you decline the Step-up, the fee rate will not be increased.


Step-ups may occur only while the Income Plus for Life Rider is in effect. We schedule Step-up Dates starting with the first Contract Anniversary and on each Contract Anniversary after that, up to and including the Age 95 Contract Anniversary.

Each time a Step-up occurs, we will extend the Lifetime Income Credit Period to the lesser of 10 years from the effective date of the Step-up or the Age 95 Contract Anniversary.

If you decline an automatic Step-up, you will have the option to elect to Step-up the Benefit Base (as well as Lifetime Income Amount) within 30 days of subsequent Step-up Dates. If you decide to Step-up the Benefit Base, we will thereafter resume automatic Step-ups.

TARGET AMOUNT. If you take no withdrawals under your Contract from the effective date of the Income Plus for Life Rider until the applicable "Target Date," we will calculate a "Target Amount" and increase the Benefit Base on the Target Date to equal the greater of:

     - the current Benefit Base, as increased by any Lifetime Income Credit or Step-up for the Contract Year ending on the Target Date; or

     -    the Target Amount.

The "Target Date" is the later of:

     - the 10th Contract Anniversary after the effective date of the Income Plus for Life Rider; or

     - the Contract Anniversary on or next following the date the Covered Person attains age 69.

The "Target Amount" is 200% of all Purchase Payments made in the first Contract Year plus 100% of all subsequent Purchase Payments you make prior to the Target Date (subject to our Purchase Payment limits). In no event, however, will we set a Target Amount in excess of the maximum Benefit Base of $5 million.

The Target Amount adjustment can provide higher lifetime income than you would otherwise receive under this Rider, as long as you wait until the Target Date to take your first withdrawal. If you plan to purchase this Rider and take a withdrawal prior to the Target Date, then the Target Amount adjustment will not be of value to you. In that case, you should only purchase based on the value of the other features provided under this Rider.


LIFE EXPECTANCY DISTRIBUTION PROGRAM. You may request us in writing, in a form acceptable to us and received at our Annuity Service Center, to pay you withdrawals that we determine to be part of a series of substantially equal periodic payments over your "life expectancy." For purposes of Income Plus for Life, withdrawals under our Life Expectancy Distribution program are distributions within a calendar year that are intended to be paid to you:


     - pursuant to Code Section 72(q)(2)(D) or Section 72(t)(2)(A)(iv) upon the request of the Owner (we sometimes refer to these as "Pre-59 1/2 Distributions"); or

     - pursuant to Code Section 72(s)(2) upon the request of the Beneficiary (we sometimes refer to these as "Non-Qualified Death Benefit Stretch Distributions"); or

     - as required or contemplated by Code Section 401(a)(9), Section 408(b)(3), or Section 408A, as the case may be (we sometimes refer to these as "Qualified Death Benefit Stretch Distributions" or "Required Minimum Distributions").

Under our Life Expectancy Distribution program, each withdrawal will be in an amount that we determine to be your Contract's proportional share of all life expectancy distributions, based on information that you provide and our understanding of the Code. We reserve the right to make any changes we deem necessary to comply with the Code and Treasury Regulations.



We base our life expectancy calculations on our understanding and interpretation of the requirements under tax law applicable to Pre-59 1/2 Distributions, Required Minimum Distributions, Non-Qualified Death Benefit Stretch Distributions and Qualified Death Benefit Stretch Distributions. You should discuss these matters with your tax advisor prior to electing Income Plus for Life.



Each withdrawal under our Life Expectancy Distribution program will reduce your Contract Value. In addition, if you purchased the Rider before the Covered Person attains age 59 1/2 and you take the withdrawal befoRe the Lifetime Income Date, we will reduce your Benefit Base by the Withdrawal Amount. We will not, however, Reset your Benefit Base or Lifetime Income Amount if a withdrawal under our Life Expectancy Distribution program (based on our current understanding and interpretation of the tax law) causes total Withdrawal Amounts during a Contract Year to exceed the Lifetime Income Amount and all withdrawals during that year were under our Life Expectancy Distribution program.


We will not make any further withdrawals under our Life Expectancy Distribution program if both the Contract Value and the Benefit Base are depleted to zero. We will make distributions as part of the Contract's "Settlement Phase," however, if the Lifetime Income Amount is greater than zero and the Covered Person is living at that time. We designed our Life Expectancy Distribution Program to provide minimum lifetime distributions as described or as required under certain sections of the Code. Withdrawals under our automatic Life Expectancy Distribution program will not be treated as Excess Withdrawals and will not Reset the Benefit Base or Lifetime Income Amount.

SETTLEMENT PHASE. The Settlement Phase is when we will automatically begin making payments to you, should your Contract Value reduce to zero, subject to the conditions described herein. We automatically make settlement payments during Income Plus for Life's "Settlement Phase." The Settlement Phase begins if the Contract Value reduces to zero at any time during a Contract Year, there were no Excess Withdrawals during that Contract Year and the Benefit Base is still greater than zero at the time. In the event of an Excess Withdrawal, the Income Plus for Life Rider will not enter the Settlement Phase if Contract Value declines to zero during the Contract Year of the Excess Withdrawal.

During the Settlement Phase, the Contract will continue but all other rights and benefits under the Contract, including death benefits and any additional Riders, terminate. We will not accept additional Purchase Payments, make any Step-ups or deduct any charge for the Income Plus for Life benefit during the Settlement Phase. You cannot annuitize once the Settlement Phase begins.

At the beginning of the Settlement Phase, we will automatically begin paying an annual settlement amount to you. The settlement payment amount varies:

     - If the Lifetime Income Amount is greater than zero at the start of the Settlement Phase, we will pay an initial settlement amount equal to the remaining Lifetime Income Amount for that Contract Year and make additional annual payments of the Lifetime Income Amount as long as the Covered Person is living.

     - If you purchased the Income Plus for Life Rider before the Covered Person attained age 59 1/2, and the Settlement Phase begins before the Lifetime Income Date, we will begin making annual settlemeNt payments following the Lifetime Income Date as long as the Covered Person is living. In this case, the annual amount will equal the Lifetime Income Amount (i.e., 5% of the Benefit Base at the Lifetime Income Date).

     - In lieu of annual payments of the settlement amount, we will permit you to elect monthly, quarterly or semi-annual installment payments of the Lifetime Income Amount.

IMPACT OF DEATH BENEFITS. If a death benefit becomes payable during the Accumulation Period but before the Settlement Phase, Income Plus for Life will end if the Beneficiary takes the death benefit provided under the terms of the Contract as a lump sum under our current administrative procedures. If the Beneficiary elects not to take the death benefit as a lump sum, the following will apply:


IF THE DECEASED OWNER IS:                   THEN INCOME PLUS FOR LIFE:
-------------------------        -----------------------------------------------
1.   Not the Covered        -    may continue if the Beneficiary elects to
     Person and the              continue the Contract within the time we permit
     Beneficiary is the          under our administrative rules. We will
     deceased Owner's            automatically increase the Benefit Base to
     spouse                      equal the initial death benefit we determine,
                                 if the death benefit is greater than the
                                 Benefit Base prior to our determination. We
                                 will also increase the Lifetime Income Amount
                                 to equal 5% of the new Benefit Base and will
                                 assess the Rider Fee based on the new Benefit
                                 Base.

                            - enters its Settlement Phase if a subsequent withdrawal depletes the Contract Value to zero, and the remaining Lifetime Income Amount for the year of withdrawal is still greater than zero.

                            -    continues to be eligible for any remaining
                                 Credits, Step-ups and a Target Amount
                                 adjustment, but we will change the date we determine and apply these benefits to future anniversaries of the date we determine the initial death benefit. We will permit the spouse to opt out of a Step-up, if any, to reflect the initial death benefit and any future Step-ups if we increase the rate of the Income Plus for Life fee at that time.

2.   Not the Covered        -    may continue in the same manner as 1.
     Person and the
     Beneficiary is not     -    enters its Settlement Phase if a subsequent
     the deceased Owner's        withdrawal depletes the Contract Value to zero,
     spouse                      and the remaining Lifetime Income Amount for
                                 the year of withdrawal is still greater than
                                 zero.

                            - does not continue to be eligible for any Credits, Step-ups or a Target Amount adjustment. We will permit the Beneficiary to opt out of the Step-up, if any, to reflect the initial death benefit if we increase the rate of the Income Plus for Life fee at that time.

3.   The Covered Person     -    ends without any further benefit.
     and the Beneficiary
     is the deceased
     Owner's spouse

4.   The Covered Person     -    ends without any further benefit.
     and the Beneficiary
     is not the deceased
     Owner's spouse


If the Beneficiary does not take the death benefit as a lump sum under the terms of the Contract and Income Plus for Life continues, we will determine the Adjusted Benefit Base and the Rider fee based on the date we determine the death benefit, and anniversaries of that date, instead of the initial Contract Anniversary date.

If you die during the Settlement Phase, the only death benefits we provide are the remaining settlement payments that may become due under the Income Plus for Life Rider. If the Covered Person dies during the Settlement Phase, we reduce the Lifetime Income Amount to zero and make no further payments. If the Beneficiary is not the deceased Owner's spouse, the Beneficiary may choose to receive any remaining settlement payments over a period not extending beyond the life expectancy of the Beneficiary beginning within one year of the Owner's death. Otherwise, the entire interest must be distributed within five years of the Owner's death.

TERMINATION. You may not terminate the Income Plus for Life Rider once it is in effect. However, the Income Plus for Life Rider will terminate automatically upon the earliest of:

     - the date a death benefit is payable and the Beneficiary takes the death benefit as a lump sum under the terms of the Contract;

     -    the date an Annuity Option begins;

     -    the date the Contract Value and the Benefit Base both equal zero;

     -    the death of the Covered Person; or

     -    termination of the Contract.

The election of Income Plus for Life may not always be in your interest, since an additional fee is imposed annually for this benefit, and the Covered Person must attain Age 59 1/2 and remain living for you to receive certain benefits. Furthermore, Income Plus for Life limits the Investment Options otherwise available under the Contract, requires you to defer taking withdrawals to receive certain benefits, contains age caps and limitations on a Contract Owner's rights and benefits at certain ages and values, and provides no guaranteed withdrawal benefits once payments begin under certain Annuity Options described in the Prospectus. You should carefully consider each of these factors before deciding if Income Plus for Life is suitable for your needs, especially at older ages.

EXAMPLES. Please refer to Appendix B for hypothetical examples that illustrate the benefits under Income Plus for Life.

Income Plus for Life - Joint Life
(not available in New York or for Non-Qualified Contracts in New Jersey)


Three main differences between Income Plus For Life - Joint Life and Income Plus for Life are:


     - Income Plus for Life - Joint Life offers a Lifetime Income Amount of 4.75%, where Income Plus for Life offers a Lifetime Income Amount of 5%;

     - Income Plus for Life - Joint Life guarantees withdrawals for the life of two Covered Persons (spouses), commencing on the Anniversary after the younger spouse attains age 59 1/2, where Income Plus foR Life guarantees withdrawals for the life of one Covered Person, commencing on the Anniversary after that person attains age 59 1/2;

     - The age requirement for the Target Amount adjustment (in addition to the ten-year wait requirement) for Income Plus for Life - Joint Life is based on the Anniversary after the youngest spouse attains age
          69 1/2, where the Target Amount adjustment age requirement (also in addition to the ten-year wait requirement) for Income Plus for Life is based on the Anniversary after the single CovereD Person attains age 69 1/2.

The Income Plus for Life - Joint Life Rider provides a guaranteed minimum withdrawal benefit, called the "Lifetime Income Amount" during the Accumulation Period. If both you and your spouse are age 59 1/2 or older whEn you purchase the Income Plus for Life Rider, the initial Lifetime Income Amount equals 4.75% of the initial Purchase Payment for your Contract on the Rider's effective date. (We do not count Purchase Payment amounts over $5 million for this purpose.) Otherwise, the initial Lifetime Income Amount equals 4.75% of the Benefit Base in effect on the Lifetime Income Date. If you subsequently limit your annual withdrawals to the Lifetime Income Amount, Income Plus for Life - Joint Life guarantees that we will make the Lifetime Income Amount benefit available to you, as long as either Covered Person remains alive and an Owner, Beneficiary or Annuitant under the Contract, even if your Contract Value reduces to zero. The Lifetime Income Amount reduces to zero upon the death of the last Covered Person or upon a change in Owner, Beneficiary or Annuitant that removes the last Covered Person from the Contract as an Owner, Beneficiary or Annuitant. Because we provide our guarantee over the lifetime of two Covered Persons under the Income Plus for Life - Joint Life Rider, we provide a lower Lifetime Income Amount than we do under the Income Plus for Life Rider.


If you defer taking withdrawals, we may increase the Lifetime Income Amount to reflect one or more "Lifetime Income Credits" and a "Target Amount" adjustment (see "Target Amount" on page 47). We also may increase the Lifetime Income Amount if you make additional Purchase Payments, or if we Step-up the Benefit Base to reflect current Contract Value.


IMPACT OF WITHDRAWALS. Each time you take a withdrawal before the Lifetime Income Date, we reduce the Benefit Base by the Withdrawal Amount. If, however, a withdrawal is an Excess Withdrawal, we will Reset the Benefit Base to equal the lesser of:

     -    the Contract Value immediately after the withdrawal; or

     -    the Benefit Base minus the Withdrawal Amount for that Contract Year.

If you take withdrawals prior to the Lifetime Income Date we reduce the Benefit Base we use to determine the guaranteed Lifetime Income Amount on the Lifetime Income Date. You could eventually lose any benefit based on the Lifetime Income Amount if you take withdrawals in excess of 4.75% of the Benefit Base. If Contract Value declines to zero during a Contract Year in which you have an Excess Withdrawal you will lose the guaranteed minimum withdrawal benefit under the Income Plus for Life Rider. (See "Settlement Phase" in this section, below.)

After the Lifetime Income Date, you may withdraw the guaranteed Lifetime Income Amount each Contract Year without affecting the Benefit Base. If your total Withdrawal Amounts during a Contract Year exceed the Lifetime Income Amount, however, we will Reset the Benefit Base and the Lifetime Income Amount.

Each time you take a withdrawal after the Lifetime Income Date, we first determine if the Withdrawal Amount is an Excess Withdrawal. If so, we will Reset the Benefit Base to equal the lesser of:

     - the Benefit Base before the withdrawal minus the entire amount of the Excess Withdrawal; or

     -    the Contract Value immediately after the Excess Withdrawal.

After we Reset the Benefit Base, we will Reset the Lifetime Income Amount to equal 4.75% of the new Benefit Base. We also will Reset the Benefit Base and the Lifetime Income Amount for each subsequent Excess Withdrawal that you take during that Contract Year.

In certain circumstances, we will not Reset the Benefit Base and/or the Lifetime Income Amount, even where a Withdrawal Amount would exceed the Lifetime Income Amount for a Contract Year. These circumstances involve withdrawals taken as "Life Expectancy Distributions" under an automatic distribution program provided by us (see "Life Expectancy Distribution Program" in this section, below).

We do not reduce your Benefit Base or Lifetime Income Amount when you make a withdrawal if your total Withdrawal Amounts during a Contract Year are less than or equal to the Lifetime Income Amount.


The Income Plus for Life - Joint Life Rider enters a "Settlement Phase" in any Contract Year that your Contract Value declines to zero if your Benefit Base is greater than zero at that time and you have taken no Excess Withdrawals during that Contract Year. (See "Settlement Phase" in this section, below.) In the event of an Excess Withdrawal, the Income Plus for Life - Joint Life Rider will not enter the Settlement Phase if Contract Value declines to zero during the Contract Year of the Excess Withdrawal (see "Impact of Withdrawals" above.) The Income Plus for Life - Joint Life benefit terminates if the Contract Value and Benefit Base immediately after a withdrawal are all equal to zero.


We may Reset the Benefit Base and Lifetime Income Amount values if you take Excess Withdrawals. Excess Withdrawals may reduce or eliminate future Lifetime Income Amount values.

We reduce your Contract Value each time you take a withdrawal.

EFFECT OF WITHDRAWALS ON GUARANTEED MINIMUM DEATH BENEFIT AMOUNT. If you purchase the Income Plus for Life - Joint Life Rider, we will adjust the way we calculate the death benefit payable under your Contract upon death of the first Owner (or deemed Owner if the Owner is not a natural person) to die during the Accumulation Period. We reduce that death benefit each time you take a withdrawal. We will reduce the death benefit on a dollar for dollar basis if:

     - you limit your Withdrawal Amounts during a Contract Year to the Lifetime Income Amount; or

     - if you purchased the Income Plus for Life - Joint Life Rider before the younger Covered Person attained age 59 1/2, you limit your Withdrawal Amounts each Contract Year before the Lifetime Income DaTe to 4.75% of the Benefit Base, and to the Lifetime Income Amount for each Contract Year after that.

If you take an Excess Withdrawal, we will deduct the entire amount of that Withdrawal Amount on a pro rata basis from the Guaranteed Minimum Death Benefit under the Contract. To do this, we reduce the Guaranteed Minimum Death Benefit by an amount equal to:

     - the Guaranteed Minimum Death Benefit before the withdrawal, multiplied by an amount equal to:

     -    the Withdrawal Amount; divided by

     -    the Contract Value before the withdrawal.

We also will reduce the Guaranteed Minimum Death Benefit in the same manner for any subsequent Excess Withdrawals that you take during that Contract Year.

INCREASES IN THE BENEFIT BASE. We will increase the Benefit Base:

     - by any applicable Credit if you take no withdrawals during certain Contract Years;

     -    by any applicable Step-up to reflect certain increases in Contract
          Value;

     - to an established "Target Amount" if you take no withdrawals until the later of: (a) the Contract Anniversary on or next following the date the younger Covered Person attains age 69; and (b) the Contract Anniversary at the end of 10 Contract Years; and


     - to reflect certain additional Purchase Payments (see "Purchase Payments" on page 21).


Credits, when applied, will increase the Benefit Base and the Lifetime Income Amount.


LIFETIME INCOME CREDITS. We will increase the Benefit Base on each Contract Anniversary during one or more "Lifetime Income Credit Periods" if you take no withdrawals during the previous Contract Year. For these purposes, the initial Lifetime Income Credit Period coincides with the first 10 Contract Years while the Income Plus for Life - Joint Life Rider is in effect. Each time a Step-up occurs, we will extend the Lifetime Income Credit Period to the lesser of 10 years from the effective date of the Step-up or the Age 95 Contract Anniversary.

Each time you qualify, we will increase the Benefit Base by a Lifetime Income Credit equal to:

     - 7% of total Purchase Payments to your Contract if we did not previously Step-up or Reset the Benefit Base and/or the Lifetime Income Amount; otherwise

     - 7% of the Benefit Base immediately after the latest Step-up or Reset, increased by the amount of any Purchase Payments applied to the Benefit Base since the latest Step-up or Reset.

We will not apply any Lifetime Income Credit, however, to the extent it would increase the Benefit Base to an amount in excess of the maximum Benefit Base of $5 million.

Step-ups will increase the Benefit Base and the Lifetime Income Amount.


STEP-UPS. If the Contract Value on any Step-up Date is greater than the Benefit Base (including any Credit) on that date, we will automatically Step-up the Benefit Base to equal the Contract Value (subject to the maximum Benefit Base limit of $5 million). We will also increase the Lifetime Income Amount (after the Lifetime Income Date) and the Rider Fee (see "Rider Fees" on page 37). The new Lifetime Income Amount will equal 4.75% of the new Benefit Base value after the Step-up, and the new Rider Fee will be based on the new Benefit Base. We also reserve the right to increase the rate of the Income Plus for Life fee up to a maximum rate of 1.20%. If we decide to increase the rate at the effective date of a Step-up, you will receive advance notice and be given the opportunity of no less than 30 days to decline the automatic Step-up. If you decline the Step-up, the fee rate will not be increased.


Step-ups may occur only while the Income Plus for Life Rider is in effect. We schedule Step-up Dates starting with the first Contract Anniversary and on each Contract Anniversary after that, up to and including the Age 95 Contract Anniversary.

Each time a Step-up occurs, we will extend the Lifetime Income Credit Period to the lesser of 10 years from the effective date of the Step-up or the Age 95 Contract Anniversary.

If you decline an automatic Step-up, you will have the option to elect to Step-up the Benefit Base (as well as Lifetime Income Amount) within 30 days of subsequent Step-up Dates. If you decide to Step-up the Benefit Base, we will thereafter resume automatic Step-ups.

TARGET AMOUNT. If you take no withdrawals under your Contract from the effective date of the Income Plus for Life - Joint Life Rider until the applicable "Target Date," we will calculate the "Target Amount" and increase the Benefit Base on the Target Date to equal the greater of:

     - the current Benefit Base, as increased by any Lifetime Income Credit or Step-up for the Contract Year ending on the Target Date; or

     -    the Target Amount.

The "Target Date" is the later of:

     - the 10th Contract Anniversary after the effective date of the Income Plus for Life - Joint Life Rider; or

     - the Contract Anniversary on or next following the date the younger spouse would have attained age 69.

The "Target Amount" is 200% of all Purchase Payments made in the first Contract Year plus 100% of all subsequent Purchase Payments you make prior to the Target Date (subject to our Purchase Payment limits). In no event, however, will we set a Target Amount in excess of the maximum Benefit Base of $5 million.

The Target Amount adjustment can provide higher lifetime income than you would otherwise receive under this Rider, as long as you wait until the Target Date to take your first withdrawal. If you plan to purchase this Rider and take a withdrawal prior to the Target Date, then the Target Amount adjustment will not be of value to you. In that case, you should only purchase based on the value of the other features provided under this Rider.


LIFE EXPECTANCY DISTRIBUTION PROGRAM. You may request us in writing, in a form acceptable to us and received by us at our Annuity Service Center, to pay you withdrawals that we determine to be part of a series of substantially equal periodic payments over your "life expectancy" (or, if applicable, the joint life expectancy of you and your spouse) as described in "Income Plus for Life - Life Expectancy Distribution Program," above. Under our Life Expectancy Distribution program, each withdrawal will be in an amount that we determine to be your Contract's proportional share of all life expectancy distributions, based on information that you provide and our understanding of the Code. We reserve the right to make any changes we deem necessary to comply with the Code and Treasury Regulations.


SETTLEMENT PHASE. The Settlement Phase is when we will automatically begin making payments to you, should your Contract Value reduce to zero, subject to the conditions described herein. Income Plus for Life - Joint Life will enter its Settlement Phase as described in "Income Plus for Life -Settlement Phase," above, if the Contract Value reduces to zero during a Contract Year, you have taken no Excess Withdrawals during that Contract Year and the Benefit Base is still greater than zero at the time. In the event of an Excess Withdrawal, the Income Plus for Life - Joint Life Rider will not enter the Settlement Phase if Contract Value declines to zero during the Contract Year of the Excess Withdrawal.

During the Settlement Phase, the Contract will continue but all other rights and benefits under the Contract, including death benefits and any additional Riders, terminate. We will not accept additional Purchase Payments, make any Step-ups or deduct any charge for the Income Plus for Life - Joint Life benefit during the Settlement Phase.

At the beginning of the Settlement Phase, we will automatically begin paying an annual settlement amount to you. The settlement payment amount varies:

     - If the Lifetime Income Amount is greater than zero at the start of the Settlement Phase, we will pay an initial settlement amount equal to the remaining Lifetime Income Amount for that Contract Year and make additional annual payments of the Lifetime Income Amount as long as either Covered Person is living.

     - If you purchased the Income Plus for Life - Joint Life Rider before the younger Covered Person attained age 59 1/2, and the Settlement Phase begins before the Lifetime Income Date, we will begIn making annual settlement payments following the Lifetime Income Date as long as either Covered Person is living. In this case, the annual amount will equal the Lifetime Income Amount (i.e., 4.75% of the Benefit Base at the Lifetime Income Date).

     - In lieu of annual payments of the settlement amount, we will permit you to elect monthly, quarterly or semi-annual installment payments of the Lifetime Income Amount.

IMPACT OF DEATH BENEFITS. If a death benefit becomes payable during the Accumulation Period but before the Settlement Phase, Income Plus for Life - Joint Life will end if the Beneficiary takes the death benefit provided under the terms of the Contract as a lump sum under our current administrative procedures. If the Beneficiary elects not to take the death benefit as a lump sum, the following will apply.


Death of First Covered Person. If the first Covered Person to die is an Owner of the Contract (or deemed to be an "Owner" if the Owner is a non-natural person), the surviving Covered Person may elect to continue the Contract in effect in lieu of receiving the Contract's death benefit as a lump sum under our current administrative procedures. (See "Death after Removal of a Covered Person" below if there is no surviving Covered Person.) If the Contract continues, the Income Plus for Life - Joint Life Rider will continue. We will continue to provide the Lifetime Income Amount guarantee only for the lifetime of the surviving Covered Person and continue to charge the Income Plus for Life - Joint Life Rider fee (See "Fee for Income Plus for Life Series Riders" on page 37). If the death benefit is greater than the Contract Value, we will increase the Contract Value to equal the amount of the death benefit (but will not make any adjustments to the Benefit Base, Lifetime Income Amount, Credits or Step-ups). We will treat any distribution of death benefits under a Contract as a "withdrawal" for purposes of subsequent calculations of the Benefit Base and the Lifetime Income Amount.


If the first Covered Person to die is not is not the Owner (and is not deemed to be an "Owner" if the Owner is a non-natural person), no death benefit is payable under the Contract. The Rider will continue in effect and we will base the duration of the Lifetime Income Amount only on the lifetime of the surviving Covered Person. We will continue to charge the Income Plus for Life - Joint Life Rider fee; however, we will make no adjustments to the Contract Value or make any adjustments to the Benefit Base, Lifetime Income Amount, Credits or Step-ups.

If the death of the first Covered Person occurs while the Rider is in its Settlement Phase, no additional death benefit is payable under the Contract and, in most instances, we will continue to make settlement payments in the same manner as before the death. If the death occurs before the Lifetime Income Date, we will compute a Lifetime Income Amount during the Settlement Phase on the later of the Lifetime Income Date or the date we receive notice of the death of the first Covered Person. Settlement payments will equal the Lifetime Income Amount.

WE MAY LIMIT THE ABILITY OF THE SURVIVING COVERED PERSON TO CHOOSE A SETTLEMENT PAYMENT AMOUNT AND DURATION THAT DIFFERS FROM THE AMOUNT AND DURATION IN EFFECT BEFORE THE DEATH OF THE FIRST COVERED PERSON.

Death of Last Covered Person. If the surviving Covered Person dies while the Income Plus for Life - Joint Life Rider is in effect we will reduce the Lifetime Income Amount to zero and we no make no additional payments under the Rider to the Beneficiary.


Death after Removal of a Covered Person. In certain instances, a person initially designated as a Covered Person may be removed as a Covered Person from the Rider (see "Income Plus for Life Series Guaranteed Minimum Withdrawal Benefit Rider Definitions" on page 34). If that happens and:


     - if the removed Covered Person subsequently dies, there will be no impact on the guarantees provided by the Rider in most cases; and

     - if the remaining Covered Person subsequently dies, we will consider that Covered Person to be the "last" Covered Person and the Rider will terminate.

TERMINATION. The Income Plus for Life - Joint Life Rider terminates in accordance with the "Income Plus for Life - Termination" section, above.


You should consult with your financial advisor to assist you in determining whether the Income Plus for Life - Joint Life Rider is suited for your financial needs and investment risk tolerance. The addition of the Rider to a Contract may not always be in your interest since an additional fee is imposed annually for this benefit and at least one of the Covered Persons must attain age 59 1/2 and remain living for you to receiVe certain benefits. Furthermore this Rider limits the investment options otherwise available under the Contract, contains age caps and limitations on a Contract Owner's rights and benefits at certain ages and values, and provides no guaranteed minimum withdrawal benefits once payments begin under any of the Annuity Options described in the Prospectus. You should carefully consider each of these factors before purchasing an Income Plus for Life - Joint Life Rider.


EXAMPLES. Please refer to Appendix B for hypothetical examples that illustrate the benefits under the Income Plus for Life - Joint Life Rider.

ANNUAL STEP DEATH BENEFIT

You may elect the optional Annual Step Death Benefit:

     - for an additional charge of 0.20% of the value of the Variable Investment Options; and

     - as long as the oldest Owner of a Contract is not age 80 or older at the time of purchase. (We impose this restriction because the Annual Step Death Benefit would be zero if the oldest Owner were age 80 or older on the effective date of the Rider.)

Election of this optional benefit may only be made at the time the Contract is issued and, once made, is irrevocable. The amount of the death benefit for the optional Annual Step Death Benefit is the greater of:

     - the death benefit described under "Death Benefit During Accumulation Period"; or

     -    the Annual Step Death Benefit.

The Annual Step Death Benefit is the greatest Anniversary Value after the effective date of the Optional Annual Step Death Benefit but prior to the oldest Owner's 81st birthday. The Anniversary Value is equal to the Contract Value on the last day of the Contract Year, plus subsequent Purchase Payments, less amounts deducted in connection with partial withdrawals since the last day of the Contract Year. The amount deducted in connection with partial withdrawals will be on a pro rata basis and will be equal to (a) times (b) where:

     (a) is equal to the optional Annual Step Death Benefit prior to the withdrawal; and

     (b) is equal to the Withdrawal Amount divided by the Contract Value prior to the partial withdrawal.

If the Beneficiary under the Contract is the Contract Owner's surviving spouse and elects to continue the Contract, the Contract and the Optional Annual Step Death Benefit will continue with the surviving spouse as the new Contract Owner. For purposes of calculating the Optional Annual Step Death Benefit payable upon the death of the surviving spouse, the death benefit paid upon the first Owner's death will be treated as a payment to the Contract. In addition, all payments made and all amounts deducted in connection with partial withdrawals prior to the date the first death benefit is paid will not be considered in determination of the optional Annual Step Death Benefit. In determination of the optional Annual Step Death Benefit, the Anniversary Values for all prior Contract Anniversaries will be set to zero as of the date the first death benefit is paid.

Termination of the Optional Annual Step Death Benefit

The Optional Annual Step Death Benefit will terminate upon the earliest to occur of (a) the date the Contract terminates, (b) the earlier of the Annuity Commencement Date or the Maturity Date; or (c) the date on which the Optional Annual Step Death Benefit is paid. However, as noted in the paragraph above, if the deceased Owner's spouse is the Beneficiary, the spouse may elect to continue the Contract (including the Optional Annual Step Death Benefit) as the new Owner.

Annual Step Death Benefit Fee

A daily charge in an amount equal to 0.20% of the value of each variable Investment Account on an annual basis is deducted from each Sub-Account for the Annual Step Death Benefit.

Qualified Plans


If you intend to use your Contract in connection with a Qualified Plan, including an IRA, you should consider the effects that the death benefit provided under the Contract (with or without Annual Step Death Benefit) may have on your plan (see Appendix B: "Guaranteed Minimum Withdrawal Benefit Riders Examples"). Please consult your tax advisor.


The addition of the Annual Step Death Benefit to a Contract may not always be in your interest since an additional fee is imposed for this benefit and we provide no assurance that investment performance will result in an increased death benefit.

                           VII. Charges and Deductions


We assess charges and deductions under the Contracts against Purchase Payments, Contract Values or annuity payments. In addition, there are deductions from and expenses paid out of the assets of the Portfolios that are described in the Portfolio prospectus. For information on the optional benefits fees, see "VI. Optional Benefits."


FRONT-END SALES CHARGES

To compensate us for assuming certain distribution expenses, we calculate a "front-end" sales charge each time you make a Purchase Payment, and deduct it from that payment. Each front-end sales charge is a percent (the "sales charge percentage") of the corresponding Purchase Payment. The sales charge percentage applicable to one Purchase Payment may differ from the sales charge percentage applicable to a different Purchase Payment. That is because we base the sales charge percentage on a "Cumulative Value" calculated at the time we receive your Purchase Payment. Cumulative Value means the sum of:

     (a)  the current Purchase Payment; and

     (b)  the existing Contract Value of your Contract; and


     (c) if permitted in the state where we issue the Contract, the value of any "Associated Accounts."


As of the date of this Prospectus, Associated Accounts include:

     - the contract value of any other individual variable annuity contract issued by us, for which your broker-dealer's firm (through whom you purchased the Contract) is listed as the broker of record, that is:
          (a) subject to a front-end sales charge; (b) in its accumulation period; and (c) either held by you as an owner or joint owner or held by a tax-deferred retirement plan and you or your spouse is named as the annuitant;


     - any shares subject to a front-end sales charge (i.e., Class A shares) of a publicly offered retail mutual fund if: (a) your broker-dealer's firm identifies and approves that retail mutual fund as associated with an underlying fund family under a Contract held by you, as an owner or joint owner, or a retirement plan held on your behalf; (b) the shares are held by you as owner or joint owner, or a retirement plan held in your behalf; and (c) your broker-dealer's firm is listed as the broker of record for the investment in the retail mutual fund; and


     - any additional investment accounts that may qualify as Associated Accounts in accordance with our current administrative policies (that we determine with your broker-dealer's firm).

We require your broker-dealer's firm to verify each Associated Account's value at the time you make a Purchase Payment before we include that amount in your Cumulative Value. John Hancock USA or John Hancock NY, as appropriate, will credit the combined value of all Associated Accounts identified and verified by your broker-dealer's firm to determine whether your Cumulative Value qualifies you for a reduced sales charge on your Purchase Payment, as shown in the following table:

                               THE "FRONT-END" SALES
                                   CHARGE ON YOUR
IF YOUR CUMULATIVE VALUE IS:    PURCHASE PAYMENT IS:
----------------------------   ---------------------
Up to $49,999.99                       5.50%
$50,000 to $99,999                     4.50%
$100,000 to $249,999                   3.50%
$250,000 to $499,999                   2.50%
$500,000 to $999,999                   2.00%
$1,000,000 and over                    0.50%

          You must submit each Purchase Payment through your broker-dealer's firm to receive a reduction in the front-end sales charges based on the value of your Associated Accounts.

If you do not submit an additional Purchase Payment through your broker-dealer's firm, the front-end sales charge for that Purchase Payment will be based on a sales charge percentage that we will determine without regard to the value of any Associated Accounts.

WITHDRAWAL CHARGES

If you make a withdrawal from your Contract during the Accumulation Period, we may assess a withdrawal charge. We base the withdrawal charge on Purchase Payments that have been in the Contract less than six months. We do not assess a withdrawal charge with respect to i) earnings accumulated in the Contract, ii) any withdrawal guaranteed under a Rider attached to the Contract, iii) Purchase Payments that have been in the Contract more than six months, iv) payment of the Death Benefit or v) Required Minimum Distributions. In no event may the total withdrawal charges exceed 0.50% of the amount invested.

Each time you make a withdrawal, "unliquidated Purchase Payments" (i.e., the amount of all Purchase Payments in the Contract net of any withdrawals in excess of earnings that have been taken to date) will be liquidated on a first-in first-out basis. On any withdrawal request, we will liquidate Purchase Payments equal to the Withdrawal Amount in the order the Purchase Payments were made: the oldest unliquidated Purchase Payment first, the next Purchase Payment second, etc., until the total Withdrawal Amount has been liquidated.

Upon a full surrender of a Contract, we will liquidate all unliquidated Purchase Payments for purposes of calculating the withdrawal charge.

Each Purchase Payment or portion thereof liquidated in connection with a withdrawal request is subject to a withdrawal charge based on the length of time the Purchase Payment has been in the Contract and the breakpoint that was applicable at the time the Purchase Payment was received. We calculate the amount of the withdrawal charge by multiplying the amount of the Purchase Payment being liquidated by the applicable withdrawal charge percentage. Currently, if your Cumulative Value is $1 million and over, we apply a withdrawal charge equal to 0.50% of Purchase Payments withdrawn in the first six months after payment.

We deduct from the amount paid to the Contract Owner as a result of the withdrawal, any withdrawal charge, any applicable Contract fees, any applicable Rider fees and any taxes from the Contract Value. In the case of a partial withdrawal, the amount requested from an Investment Account may not exceed the value of that Investment Account less any applicable fees and charges.

There is generally no withdrawal charge on distributions made as a result of the death of the Contract Owner or, if applicable, the Annuitant, and we impose no withdrawal charges on the Annuity Commencement Date if the Contract Owner annuitizes as provided in the Contract.

Withdrawal charges help to compensate us for the cost of selling the Contracts. The amount of the charges in any Contract Year does not specifically correspond to sales expenses for that year. To the extent that the withdrawal charges do not cover total sales expenses, the sales expenses may be recovered from other sources, including gains from the asset-based risk charge, the Sales Charge and other gains with respect to the Contracts or from our general assets. Similarly, administrative expenses not fully recovered by the administration fee may also be recovered from such other sources.

For examples of calculation of the withdrawal charges, see Appendix A to this Prospectus.

ANNUAL CONTRACT FEE


We will deduct each year an annual Contract fee of $30 as partial compensation for the cost of providing all administrative services attributable to the Contracts and the operations of the Separate Accounts and us in connection with the Contracts. However, if prior to the Maturity Date (or Annuity Commencement Date if earlier) the Contract Value is equal to or greater than $50,000 at the time of the fee's assessment, we will waive the annual Contract fee. During the Accumulation Period, this administration fee is deducted on the last day of each Contract Year. It is withdrawn from each investment option in the same proportion that the value of such investment option bears to the Contract Value. If the entire Contract is withdrawn on other than the last day of any Contract Year, the $30 administration fee will be deducted from the amount paid. During the Pay-out Period, the fee is deducted on a pro-rata basis from each annuity payment. We will waive this fee if the Contract Value to effect the annuity is greater than or equal to $50,000.


ASSET-BASED CHARGES


We deduct asset-based charges on an annual basis for administration and mortality and expense risks.


Daily Administration Fee

We allocate a portion of the asset-based charges shown in the Fee Tables to help cover our administrative expenses. We deduct a daily charge in an amount equal to 0.15% of the value of each Variable Investment Option on an annual basis deducted from each Sub-Account to reimburse us for administrative expenses. The charge will be reflected in the Contract Value as a proportionate reduction in the value of each Variable Investment Option. Even though administrative expenses may increase, we guarantee that it will not increase the amount of the administration fees.

Mortality and Expense Risks Fee


The mortality risk we assume is the risk that Annuitants may live for a longer period of time than we estimate. We assume this mortality risk by virtue of annuity payment rates incorporated into the Contract which cannot be changed. This assures each Annuitant that his or her longevity will not have an adverse effect on the amount of annuity payments. We also assume mortality risks in connection with our guarantee that, if the Contract Owner dies during the Accumulation Period, we will pay a death benefit (see "Death Benefit During Accumulation Period" on page 26). The expense risk we assume is the risk that the administration charges, distribution charge, or sales or withdrawal charges may be insufficient to cover actual expenses.


To compensate us for assuming these risks, we deduct from each of the Sub-Accounts a daily charge in an amount equal to 0.65% of the value of the Variable Investment Options on an annual basis. The rate of the mortality and expense risks charge cannot be increased. If the charge is insufficient to cover the actual cost of the mortality and expense risks assumed, we will bear the loss. Conversely, if the charge proves more than sufficient, the excess will be profit to us and will be available for any proper corporate purpose including, among other things, payment of distribution expenses. On the Period Certain Only Annuity Option, if you elect benefits payable on a variable basis, the mortality and expense risks charge is assessed although we bear only the expense risk and not any mortality risk.

REDUCTION OR ELIMINATION OF CHARGES AND DEDUCTIONS


In addition to the reductions available on front-end sales charges (see "Front-End Sales Charges" on page 50), we may reduce or eliminate the amount of the charges and deductions for certain Contracts where permitted by state law. These Contracts would involve sales that are made to individuals or to a group of individuals in a manner that results in savings of sales or maintenance expenses or that we expect may result in reduction of other risks that are normally associated with the Contracts. We will determine entitlement to such a reduction in the charges or deductions in the following manner:


     - We will consider the size and type of group to which sales are to be made. Generally, sales expenses for a larger group are smaller than for a smaller group because of the ability to implement large numbers of Contracts with fewer sales contacts.

     - We will consider the nature of the group or class for which the Contracts are being purchased including the expected persistency, mortality or morbidity risks associated with the group or class of Contracts.

     - We will consider any prior or existing relationship with us. Per-Contract sales expenses are likely to be less when there is a prior or existing relationship because of the likelihood of implementing the Contract with fewer sales contacts.

     - We will consider the level of commissions paid to selling broker-dealers. Certain broker-dealers may offer the Contract in connection with financial planning programs offered on a fee-for-service basis. In view of the financial planning fees, such broker-dealers may elect to receive lower commissions for sales of the Contracts, thereby reducing our sales expenses.

     - There may be other circumstances of which we are not presently aware, which could result in reduced expenses.

If after consideration of the foregoing factors, we determine that there will be a reduction in expenses, we will provide a reduction in the charges or deductions. In no event will we permit reduction or elimination of the charges or deductions where that reduction or elimination will be unfairly discriminatory to any person. For further information, contact your broker-dealer.

PREMIUM TAXES

We will charge you for state premium taxes to the extent we incur them and reserve the right to charge you for new taxes we may incur.

We make deductions for any applicable premium or similar taxes based on the amount of a Purchase Payment. Currently, certain local jurisdictions assess a tax of up to 4% of each Purchase Payment.

In most cases, we deduct a charge for the tax from the total value of the Contract only at the time of annuitization, death, surrender, or withdrawal. We reserve the right, however, to deduct the charge from each Purchase Payment at the time it is made. We compute the amount of the charge by multiplying the applicable premium tax percentage times the amount you are withdrawing, surrendering, annuitizing or applying to a death benefit.


               PREMIUM TAX RATES(1)
            -------------------------
 STATE OR   QUALIFIED   NON-QUALIFIED
TERRITORY   CONTRACTS     CONTRACTS
---------   ---------   -------------
CA            0.50%        2.35%
GUAM          4.00%        4.00%
ME(2)         0.00%        2.00%
NV            0.00%        3.50%
PR            1.00%        1.00%
SD(2)         0.00%        1.25%(3)
WV            1.00%        1.00%
WY            0.00%        1.00%



(1)  Based on the state of residence at the time the tax is assessed.



(2)  We pay premium tax upon receipt of Purchase Payment.



(3)  0.80% on Purchase Payments in excess of $500,000.

                            VIII. Federal Tax Matters

INTRODUCTION


The following discussion of the Federal income tax treatment of the Contract is not exhaustive, does not purport to cover all situations, and is not intended as tax advice. The Federal income tax treatment of an annuity contract is unclear in certain circumstances, and you should consult a qualified tax advisor with regard to the application of the law to your circumstances. This discussion is based on the Code, IRS regulations and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department, and judicial decisions.


This discussion does not address state or local tax consequences associated with the purchase of a Contract. IN ADDITION, WE MAKE NO GUARANTEE REGARDING ANY TAX TREATMENT -- FEDERAL, STATE, OR LOCAL -- OF ANY CONTRACT OR OF ANY TRANSACTION INVOLVING A CONTRACT.

OUR TAX STATUS


We are taxed as a life insurance company. Under current tax law rules, we include the investment income (exclusive of capital gains) of a Separate Account in our taxable income and take deductions for investment income credited to our "policyholder reserves." We are also required to capitalize and amortize certain costs instead of deducting those costs when they are incurred. We do not currently charge a Separate Account for any resulting income tax costs. We also claim certain tax credits or deductions relating to foreign taxes paid and dividends received by the Portfolios. These benefits can be material. We do not pass these benefits through to a Separate Account, principally because: (i) the deductions and credits are allowed to the Company and not the Contract owners under applicable tax law; and (ii) the deductions and credits do not represent investment return on Separate Account assets that is passed through to Contract owners.


The Contracts permit us to deduct a charge for any taxes we incur that are attributable to the operation or existence of the Contracts or a Separate Account. Currently, we do not anticipate making a charge for such taxes. If the level of the current taxes increases, however, or is expected to increase in the future, we reserve the right to make a charge in the future.

SPECIAL CONSIDERATIONS FOR OPTIONAL BENEFITS


At present, the IRS has not provided guidance as to the tax treatment of charges for optional benefits to an annuity contract. The IRS might take the position that each charge associated with these optional benefits is deemed a withdrawal from the contract subject to current income tax to the extent of any gains and, if applicable, the 10% penalty tax for premature withdrawals. We do not currently report charges for optional benefits as partial withdrawals, but we may do so in the future if we believe that the IRS would require us to report them as such. You should consult a tax advisor for information on any optional benefit Riders.



When you take a withdrawal under a Non-Qualified Contract, it ordinarily is taxable only to the extent it does not exceed gain in the Contract, if any, at the time of the withdrawal. Under current IRS guidance, we expect to determine gain on a withdrawal, including withdrawals during the "Settlement Phase" of an optional guaranteed minimum withdrawal benefit Rider, using the Contract Value. See "VI. Optional Benefits" for a description of the guaranteed minimum withdrawal benefit Riders available under the Contracts. It is possible, however, that the IRS may take the position that the value of amounts guaranteed to be available in the future should also be taken into account in computing the taxable portion of a withdrawal. In that event, you may be subject to a higher amount of tax on a withdrawal


If you purchased a Qualified Contract with an optional death benefit or other optional benefit Rider, the presence of these benefits may increase the amount of any required minimum distributions under the requirements of your Qualified Plan. See "Qualified Contracts (Contracts Purchased for a Qualified Plan)" in this section, below.

Any annuity payments that you receive under an Annuity Option, including Annuity Options that only are available when you elect a guaranteed minimum withdrawal benefit Rider, will be taxed in the manner described in "Taxation of Annuity Payments," below.

CHARITABLE REMAINDER TRUSTS

This federal tax discussion does not address tax consequences of a Contract used in a charitable remainder trust. The tax consequences of charitable remainder trusts may vary depending on the particular facts and circumstances of each individual case. Additionally, the tax rules governing charitable remainder trusts, or the taxation of a Contract used with a charitable remainder trust, may be subject to change by legislation, regulatory changes, judicial decrees or other means. You should consult competent legal or tax counsel regarding the tax treatment of a charitable remainder trust before purchasing a Contract for use within it.


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NON-QUALIFIED CONTRACTS

(Contracts Not Purchased to Fund an Individual Retirement Account or Other Qualified Plan)

Undistributed Gains

Except where the Owner is not an individual, we expect our Contracts to be considered annuity contracts under Section 72 of the Code. This means that, ordinarily, you pay no federal income tax on any gains in your Contract until we actually distribute assets to you.

However, a Contract held by an Owner other than a natural person (for example, a corporation, partnership, limited liability company or other such entity) does not generally qualify as an annuity contract for tax purposes. Any increase in value therefore would constitute ordinary taxable income to such an Owner in the year earned. Notwithstanding this general rule, a Contract will ordinarily be treated as held by a natural person if the nominal Owner is a trust or other entity which holds the Contract as an agent for a natural person.

Taxation of Annuity Payments

When we make payments under a Contract in the form of an annuity, normally a portion of each annuity payment is taxable as ordinary income. The taxable portion of an annuity payment is equal to the excess of the payment over the exclusion amount.

In the case of variable annuity payments, the exclusion amount is the investment in the Contract when payments begin to be made divided by the number of payments expected to be made (taking into account the Annuitant's life expectancy and the form of annuity benefit selected). In the case of Fixed Annuity payments, the exclusion amount is based on the investment in the Contract and the total expected value of Fixed Annuity payments for the term of the Contract (determined under IRS regulations). In general, your investment in the Contract equals the aggregate amount of premium payments you have made over the life of the Contract, reduced by any amounts previously distributed from the Contract that were not subject to tax. A simplified method of determining the taxable portion of annuity benefit payments applies to Contracts issued in connection with certain Qualified Plans other than IRAs.

Once you have recovered your total investment in the Contract tax-free, further annuity payments will be fully taxable. If annuity payments cease because the Annuitant dies before all of the investment in the Contract is recovered, the unrecovered amount generally will be allowed as a deduction on the Annuitant's last tax return or, if there is a beneficiary entitled to receive further payments, will be distributed to the beneficiary as described more fully below under "Taxation of Death Benefit Proceeds."

Surrenders, Withdrawals and Death Benefits

When we make a single sum payment consisting of the entire value of your Contract, you have ordinary taxable income to the extent the payment exceeds your investment in the Contract (discussed above). Such a single sum payment can occur, for example, if you surrender your Contract before the Maturity Date or if no extended payment option is selected for a death benefit payment.


When you take a partial withdrawal from a Contract before the Maturity Date (or Annuity Commencement Date if earlier), including a payment under a systematic withdrawal plan or guaranteed withdrawal benefit, all or part of the payment may constitute taxable ordinary income to you. If, on the date of withdrawal, the total value of your Contract exceeds the investment in the Contract, the excess will be considered gain and the withdrawal will be taxable as ordinary income up to the amount of such gain. Taxable withdrawals may also be subject to a penalty tax for premature withdrawals as explained below. When only the investment in the Contract remains, any subsequent withdrawal made before the Maturity Date will be a tax-free return of investment, until you have recovered your entire investment in the Contract (additional withdrawals based upon a Rider guarantee will be subject to income tax). If you assign or pledge any part of your Contract's value, the value so pledged or assigned is taxed the same way as if it were a partial withdrawal.



For purposes of determining the amount of taxable income resulting from a single sum payment or a partial withdrawal, all Non-Qualified annuity contracts issued by us or our affiliates to the Owner within the same calendar year are be treated as if they were a single contract.



There may be special income tax issues present in situations where the Owner and the Annuitant are not the same person and are not married to each other. A tax advisor should be consulted in those situations.


Taxation of Death Benefit Proceeds

All or part of any death benefit proceeds may constitute a taxable payout of earnings. A death benefit payment generally results in taxable ordinary income to the extent such payment exceeds your investment in the Contract.


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

Amounts may be distributed from a Contract because of the death of an Owner or the Annuitant. During the Accumulation Period, death benefit proceeds are includible in income as follows:

     - if distributed in a single sum payment under our current administrative procedures, they are taxed in the same manner as a full withdrawal, as described above; or

     - if distributed under an Annuity Option, they are taxed in the same manner as annuity payments, as described above; or

     - if distributed as a series of withdrawals over the Beneficiary's life expectancy, they are taxable to the extent the Contract Value exceeds the investment in the Contract.

After a Contract matures and annuity payments begin, if the Contract guarantees payments for a stated period and the Owner dies before the end of that period, payments made to the Beneficiary for the remainder of that period are includible in the Beneficiary's income as follows:

     - if received in a single sum under our current administrative procedures, they are includible in income to the extent that they exceed the unrecovered investment in the Contract at that time; or

     - if distributed in accordance with the existing Annuity Option selected, they are fully excludable from income until the remaining investment in the Contract has been recovered, and all annuity benefit payments thereafter are fully includible in income.

Penalty Tax on Premature Distributions

There is a 10% IRS penalty tax on the taxable portion of any payment from a Non-Qualified Contract. Exceptions to this penalty tax include distributions:

     - received on or after the date on which the Contract Owner reaches age 59 1/2;

     - attributable to the Contract Owner becoming disabled (as defined in the tax law);


     - made to a Beneficiary on or after the death of the Contract Owner or, if the Contract Owner is not an individual, on or after the death of an Annuitant;


     - made as a series of substantially equal periodic payments for the life (or life expectancy) of the Owner or for the joint lives (or joint life expectancies) of the Owner and designated individual Beneficiary;

     -    made under a single-premium immediate annuity contract; or

     - made with respect to certain annuities issued in connection with structured settlement agreements.


Note that when a series of substantially equal periodic payments is used to avoid the penalty, if the Contract Owner then modifies the payment pattern (other than by reason of death or disability) before the LATER of the Contract Owner's attaining age 59 1/2 and the passage of five years after the date of the first payment, such modification may cause retroactive imposition of the penalty plus interest on it.


Puerto Rico Non-Qualified Contracts


IF YOU ARE A RESIDENT OF PUERTO RICO, YOU SHOULD CONSULT A TAX ADVISOR BEFORE PURCHASING AN ANNUITY CONTRACT. Distributions from Puerto Rico annuity contracts issued by us are subject to federal income taxation, withholding and reporting requirements as well as Puerto Rico tax laws. Both jurisdictions impose a tax on distributions. Under federal requirements, distributions are deemed to be income first. Under the Puerto Rico tax laws, however, distributions from a Contract not purchased to fund a Qualified Plan ("Non-Qualified Contract") are generally treated as a non-taxable return of principal until the principal is fully recovered. Thereafter, all distributions under a Non-Qualified Contact are fully taxable. Puerto Rico does not currently impose an early withdrawal penalty tax. The Internal Revenue Code, however, does impose such a penalty and bases it on the amount that is taxable under federal rules.



Distributions under a Non-Qualified Contract after annuitization are treated as part taxable income and part non-taxable return of principal. After annuitization, the annual amount excluded from gross income under Puerto Rico tax law is equal to the amount of the distribution in excess of 3% of the total Purchase Payments paid, until an amount equal to the total Purchase Payments paid has been excluded. Thereafter, the entire distribution from a Non-Qualified Contract is included in gross income. For federal income tax purposes, however, the portion of each annuity payment that is subject to tax is computed on the basis of investment in the Contract and the Annuitant's life expectancy. Generally Puerto Rico does not require income tax to be withheld from distributions of income. Although Puerto Rico allows a credit against its income tax for taxes paid to the federal government, you may not be able to use the credit fully.





Diversification Requirements

Your Contract will not qualify for the tax benefits of an annuity contract unless the Separate Account follows certain rules requiring diversification of investments underlying the Contract. In addition, the rules require that the Contract Owner not have "investment control" over the underlying assets.

In certain circumstances, the owner of a variable annuity contract may be considered the owner, for federal income tax purposes, of the assets of the separate account used to support the contract. In those circumstances, income and gains from the separate account assets would be includible in the contract owner's gross income. The Internal Revenue Service ("IRS") has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. A Treasury Decision issued in 1986 stated that guidance would be issued in the form of regulations or rulings on the "extent to which Policyholders may direct their investments to particular sub-accounts of a separate account without being treated as owners of the underlying assets." As of the date of this Prospectus, no comprehensive guidance on this point has been issued. In Rev. Rul. 2003-91, however, the IRS ruled that a contract holder would not be treated as the owner of assets underlying a variable annuity contract despite the owner's ability to allocate funds among as many as twenty sub-accounts.


The ownership rights under your Contract are similar to, but different in certain respects from, those described in IRS rulings in which it was determined that contract owners were not owners of separate account assets. Since you have greater flexibility in allocating premiums and Contract Values than was the case in those rulings, it is possible that you would be treated as the owner of your Contract's proportionate share of the assets of the Separate Account.


We do not know what future Treasury Department regulations or other guidance may require. We cannot guarantee that an underlying Portfolio will be able to operate as currently described in its prospectus, or that a Portfolio will not have to change any of its investment objectives or policies. We have reserved the right to modify your Contract if we believe doing so will prevent you from being considered the owner of your Contract's proportionate share of the assets of the Separate Account, but we are under no obligation to do so.


QUALIFIED CONTRACTS

(Contracts Purchased for a Qualified Plan)


The Contracts are also available for use in connection with certain types of retirement plans that receive favorable treatment under the Code ("Qualified Plans"). Numerous special tax rules apply to the participants in Qualified Plans and to the Contracts used in connection with these plans. We provide a brief description of types of Qualified Plans in Appendix C of this Prospectus, but make no attempt to provide more than general information about use of the Contracts with the various types of Qualified Plans in this Prospectus. We may limit the availability of the Contracts to certain types of Qualified Plans and may discontinue making Contracts available to any Qualified Plan in the future. If you intend to use a Contract in connection with a Qualified Plan you should consult a tax advisor.



We have no responsibility for determining whether a particular retirement plan or a particular contribution to the plan satisfies the applicable requirements of the Code, or whether a particular employee is eligible for inclusion under a plan. In general, the Code imposes limitations on the amount of annual compensation that can be contributed into a Qualified Plan and contains rules to limit the amount you can contribute to all of your Qualified Plans. Trustees and administrators of Qualified Plans may, however, generally invest and reinvest existing plan assets without regard to such Code imposed limitations on contributions. Certain distributions from Qualified Plans may be transferred directly to another plan, unless funds are added from other sources, without regard to such limitations.


The tax rules applicable to Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself. For example, for both withdrawals and annuity benefit payments under certain Qualified Contracts, there may be no "investment in the Contract" and the total amount received may be taxable. Both the amount of the contribution that may be made and the tax deduction or exclusion that you may claim for that contribution are limited under Qualified Plans.


Under the tax rules, the Owner and the Annuitant may not be different individuals if a Contract is used in connection with a Qualified Plan. If a co-Annuitant is named, all distributions made while the Annuitant is alive must be made to the Annuitant. Also, if a co-Annuitant is named who is not the Annuitant's spouse, the Annuity Options which are available may be limited, depending on the difference in ages between the Annuitant and co-Annuitant. Additionally, for Contracts issued in connection with Qualified Plans subject to the Employee Retirement Income Security Act of 1974 (ERISA), the spouse or ex-spouse of the Owner will have rights in the Contract. In such a case, the Owner may need the consent of the spouse or ex-spouse to change Annuity Options or make a withdrawal from the Contract.


Special minimum distribution requirements govern the time at which distributions to the Owner and beneficiaries must commence and the form in which the distributions must be paid. These special rules may also require the length of any guarantee period to be limited. They also affect the restrictions that the Owner may impose on the timing and manner of payment of death benefits to beneficiaries or the period of time over which a Beneficiary may extend payment of the death benefits under the Contract. In addition, the presence of the death benefit or a benefit provided under an optional rider may affect the amount of the required minimum distributions that must be made under the Contract. Failure to comply with minimum distribution requirements will result in the imposition of an excise tax, generally 50% of the amount by which the amount required to be distributed exceeds the actual distribution. In the case of IRAs (other than Roth IRAs), distributions of minimum amounts (as specified in the tax law) to the Owner must generally commence by April 1 of the calendar year following the calendar year in which the Owner attains age 70 1/2. In the case of certain other Qualified Plans, such distributions of such minimum amounts must generally commence by tHe later of this date or April 1 of the calendar year following the calendar year in which the employee retires. Distributions made under certain Qualified Plans, including IRAs and Roth IRAs, after the Owner's death must also comply with the minimum distribution requirements, and different rules governing the timing and the manner of payments apply, depending on whether the designated Beneficiary is an individual and, if so, the Owner's spouse, or an individual other than the Owner's spouse. If you wish to impose restrictions on the timing and manner of payment of death benefits to your designated beneficiaries or if your Beneficiary wishes to extend over a period of time the payment of the death benefits under your Contract, please consult your tax advisor.


Penalty Tax on Premature Distributions

There is also a 10% IRS penalty tax on the taxable amount of any payment from certain Qualified Contracts (but not Section 457 plans). (The amount of the penalty tax is 25% of the taxable amount of any payment received from a SIMPLE retirement account during the 2-year period beginning on the date the individual first participated in any qualified salary reduction arrangement maintained by the individual's employer.) There are exceptions to this penalty tax which vary depending on the type of Qualified Plan. In the case of an Individual Retirement Annuity or an IRA, including a SIMPLE IRA, the penalty tax does not apply to a payment:

     - received on or after the date on which the Contract Owner reaches age 59 1/2;

     - received on or after the Owner's death or because of the Owner's disability (as defined in the tax law); or

     - made as a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the Owner or for the joint lives (or joint life expectancies) of the Owner and "designated beneficiary" (as defined in the tax law).


Note that when a series of substantially equal periodic payments is used to avoid the penalty, if the Contract Owner then modifies the payment pattern (other than by reason of death or disability) before the LATER of the Contract Owner's attaining age 59 1/2 and the passage of five years after the date of the first payment, such modification may cause retroactive imposition of the penalty plus interest on it.



These exceptions generally apply to taxable distributions from other Qualified Plans (although, in the case of plans qualified under Sections 401 and 403, the exception for substantially equal periodic payments applies only if the Owner has separated from service). In addition, the penalty tax does not apply to certain distributions from IRAs which are used for first time home purchases or for higher education expenses, or for distributions made to certain eligible individuals called to active duty after September 11, 2001 and before December 31, 2007. Special conditions must be met to qualify for these three exceptions to the penalty tax. If you wish to take a distribution from an IRA for these purposes, you should consult your tax advisor.


When we issue a Contract in connection with a Qualified Plan, we will amend the Contract as necessary to conform to the requirements of the plan. However, your rights to any benefits under the plan may be subject to the terms and conditions of the plan itself, regardless of the terms and conditions of the Contracts.


Rollovers and Transfers



If permitted under your plan, you may make a distribution:



     - from a traditional IRA and make a "tax-free" rollover to another traditional IRA;



     - from a traditional IRA and make a "tax-free" rollover to a retirement plan qualified under Sections 401(a), 403(a), or 403(b) of the Code or a governmental deferred compensation plan described in Section 457(b) of the Code;



     - from any Qualified Plan (other than a Section 457 deferred compensation plan maintained by a tax-exempt organization) and make a "tax-free" rollover to a traditional IRA; and



     - between a retirement plan qualified under Sections 401(a) or 403(a) of the Code or a governmental deferred compensation plan described in
          Section 457(b) of the Code and make a "tax-free" rollover to any such plans.



In addition, if your spouse survives you, he or she is permitted to take a distribution from your tax-qualified retirement account and make a "tax-free" rollover to another tax-qualified retirement account in which your surviving spouse participates, to the extent permitted by your surviving spouse's plan. A beneficiary who is not your surviving spouse may, if permitted by the plan, take the amount distributable to him or her upon your death under a Contract that is held as part of a retirement plan described in Sections 401(a) or 403(a) of the Code or a governmental deferred compensation plan described in Section 457(b) of the Code to a traditional IRA. The transfer must be a direct trustee-to-trustee transfer. The IRA is treated as an inherited IRA of the non-spouse beneficiary.



You may also make a taxable rollover from a traditional IRA to a Roth IRA. In addition, distributions that you receive from a retirement plan described in Sections 401(a), 403(a), or 403(b) of the Code or a governmental deferred compensation plan described in Section 457(b) of the Code may be rolled over directly to a Roth IRA if (i) your adjusted gross income is not in excess of $100,000, and (ii) you are not a married taxpayer filing a separate return. This type of rollover is taxable.



In lieu of taking a distribution from your plan (including a Section 457 deferred compensation plan maintained by a tax-exempt organization), your plan may permit you to make a direct trustee-to-trustee transfer of plan assets.

Withholding on Rollover Distributions



Eligible rollover distributions from a retirement plan that is qualified under Sections 401(a), 403(a), or 403(b) of the Code, or a governmental deferred compensation plan described in Section 457(b) of the Code are subject to mandatory withholding. An eligible rollover distribution generally is any taxable distribution from such plans except (i) minimum distributions required under Section 401(a)(9) of the Code, (ii) certain distributions for life, life expectancy, or for 10 years or more which are part of a "series of substantially equal periodic payments," and (iii) if applicable, certain hardship withdrawals.


Federal income tax of 20% will be withheld from an eligible rollover distribution. The withholding is mandatory, and you cannot elect to have it not apply. This 20% withholding will not apply, however, if instead of receiving the eligible rollover distribution, you choose to have it directly transferred to an applicable plan or a traditional IRA.


If you take a distribution from a Qualified Contract, we may have to take a withdrawal from your Contract Value, withhold it from you, and remit it to the IRS. The amount we may be required to withhold is up to 20% of the taxable gain in the Contract. We treat any amount we withhold as a withdrawal from your Contract, which could result in an Excess Withdrawal or other type of reduction in guarantees and benefits that you may have purchased under an optional benefits Rider to your Contract. Please read "VI. Optional Benefits" for information about the impact of withdrawals on optional benefit Riders.



We do not need to withhold any amounts if you provide us with information, on the forms we require for this purpose, that you wish to assign a Qualified Contract and/or transfer amounts from that Contract directly to another tax-qualified retirement plan. Similarly, if you wish to purchase a Qualified Contract, you may find it advantageous to instruct your existing retirement plan to transfer amounts directly to us in lieu of making a distribution to you. YOU SHOULD SEEK INDEPENDENT TAX ADVICE IF YOU INTEND TO PURCHASE A CONTRACT FOR USE WITH A TAX-QUALIFIED RETIREMENT PLAN.



Conversions and Rollovers to Roth IRAs



You can convert a traditional IRA to a Roth IRA or directly roll over distributions that you receive from a retirement plan described in Sections 401(a), 403(a), or 403(b) of the Code or a governmental deferred compensation plan described in Section 457(b) of the Code to a Roth IRA unless:



     -    you have adjusted gross income over $100,000; or



     -    you are a married tax payer filing a separate return.



The Roth IRA annual contribution limit does not apply to converted or rollover amounts.



You must, however, pay tax on any portion of the converted or rollover amount that would have been taxed if you had not converted or rolled over to a Roth IRA. No similar limitations apply to rollovers from one Roth IRA to another Roth IRA. Please note that the amount deemed to be the "converted amount" for tax purposes may be higher than the Contract Value because of the deemed value of guarantees.



If you convert a Contract issued as a traditional IRA (or other type of Qualified Contract, if permitted under your plan) to a Roth IRA, or instruct us to transfer a rollover amount from a Qualified Contract to a Roth IRA, you may instruct us to not withhold any of the conversion for taxes and remittance to the IRS. A direct rollover or conversion is not subject to mandatory tax withholding, even if the distribution is includible in gross income. If you do instruct us to withhold for taxes when converting an existing Contract to a Roth IRA, we will treat any amount we withhold as a withdrawal from your Contract, which could result in an Excess Withdrawal or other reduction of the guarantees and benefits you may have purchased under an optional benefits Rider to your Contract. Please read "VI. Optional Benefits" for information about the impact of withdrawals on optional benefit Riders.



You may find it advantageous to pay the tax due from resources other than your retirement plan assets if you wish to purchase a Contract for use as a Roth IRA through a rollover from that retirement plan. You should seek independent tax advice if you intend to use the Contract in connection with a Roth IRA.


Puerto Rico Contracts Issued to Fund Retirement Plans

The tax laws of Puerto Rico vary significantly from the provisions of the Internal Revenue Code of the United States that are applicable to various Qualified Plans. Although we may offer variable annuity contracts in Puerto Rico in connection with Puerto Rican "tax qualified" retirement plans, the text of this Prospectus addresses federal tax law only and is inapplicable to the tax laws of Puerto Rico.


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SEE YOUR OWN TAX ADVISOR



The foregoing description of Federal income tax topics and issues is only a brief summary and is not intended as tax advice. It does not include a discussion of federal estate and gift tax or state tax consequences. The rules under the Code governing Qualified Plans are extremely complex and often difficult to understand. Changes to the tax laws may be enforced retroactively. Anything less than full compliance with the applicable rules, all of which are subject to change from time to time, can have adverse tax consequences. The taxation of an Annuitant or other payee has become so complex and confusing that great care must be taken to avoid pitfalls. For further information you should always consult a qualified tax advisor.

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                               IX. General Matters

RESTRICTIONS UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM
(for Contracts issued by John Hancock USA)

Section 830.105 of the Texas Government Code permits participants in the Texas Optional Retirement Program ("ORP") to withdraw their interest in a variable annuity contract issued under the ORP only upon:

     - termination of employment in the Texas public institutions of higher education;

     -    retirement;

     -    death; or

     -    the participant's attainment of age 70 1/2.

Accordingly, before you withdraw any amounts from the Contract, you must furnish proof to us that one of these four events has occurred. The foregoing restrictions on withdrawal do not apply in the event a participant in the ORP transfers the Contract Value to another Contract or another qualified custodian during the period of participation in the ORP.


DISTRIBUTION OF CONTRACTS


We pay compensation for sales of the Contracts.

John Hancock Distributors, LLC ("JH Distributors"), a Delaware limited liability company that we control, is the principal underwriter and distributor of the Contracts offered by this Prospectus and of other annuity and life insurance products we and our affiliates offer. JH Distributors also acts as the principal underwriter of the John Hancock Trust, whose securities are used to fund certain Variable Investment Options under the Contracts and under other annuity and life insurance products we offer.


JH Distributors' principal address is 200 Bloor Street East, Toronto, Canada M4W 1E5. It also maintains offices with us at 601 Congress Street, Boston, Massachusetts 02210. JH Distributors is a broker-dealer registered under the Securities Exchange Act of 1934, as amended (the "1934 Act") and is a member of the Financial Industry Regulatory Authority ("FINRA,"" formerly the National Association of Securities Dealers, Inc., or "NASD").


We offer the Contracts for sale through broker-dealers (firms) that have entered into selling agreements with JH Distributors and us. Broker-dealers sell the Contracts through their registered representatives who have been appointed by us to act as our insurance agents. JH Distributors, or any of its affiliates that is registered under the 1934 Act and a member of FINRA, may also offer the Contracts directly to potential purchasers. Signator Investors, Inc. is an affiliated broker-dealer.


JH Distributors pays compensation to broker-dealers for the promotion and sale of the Contracts. These payments are made from JH Distributors' and our own revenues, profits or retained earnings, which may be derived from a number of sources, such as fees received from an underlying Portfolio's or fund-of-fund's (but not both) distribution plan ("12b-1 fees"), the fees and charges imposed under the Contract, and other sources.



The individual financial advisor who sells you a Contract typically will receive a portion of the compensation, under the financial advisor's own arrangement as a registered representative with his or her broker-dealer. A limited number of broker-dealers may also be paid commissions or overrides to "wholesale" the Contract; that is, to provide marketing support and training services to the broker-dealer firms that do the actual selling. We may also provide compensation to broker-dealers for providing ongoing service in relation to Contract(s) that have already been purchased.


Standard Compensation


The amount and timing of compensation JH Distributors may pay to broker-dealers may vary depending on the selling agreement, but compensation with respect to Contracts sold through broker-dealers (inclusive of wholesaler overrides and expense allowances) and paid to broker-dealers is not expected to exceed 6.00% of Purchase Payments, and is subject to reductions in accordance with the reduced sales charges available to Associated Accounts (see "Front-End Sales Charges" on page 50). In addition, JH Distributors may pay ongoing compensation at an annual rate of up to 0.50% of the values of the Contracts attributable to such Purchase Payments. The greater the amount of compensation paid by JH Distributors at the time you make a Purchase Payment, the less it will pay as ongoing compensation.


Revenue Sharing and Additional Compensation

In addition to standard compensation arrangements and to the extent permitted by SEC and NASD rules and other applicable laws and regulations, we, either directly or through JH Distributors, may enter into special compensation or reimbursement arrangements ("revenue sharing") with selected firms. We determine which firms to support and the extent of the payments that are made. Under these arrangements, the form of payment may be any one or a combination of a flat fee, a percentage of the assets we hold that are attributable to Contract allocations, a percentage of sales revenues, reimbursement of administrative expenses (including ticket charges), conference fees, or some other type of compensation.

We hope to benefit from these revenue sharing arrangements through increased sales of our annuity products. In consideration of these arrangements, a firm may feature the Contract in its sales system or give us preferential access to members of its sales force. In addition, the firm may agree to participate in our marketing efforts by allowing JH Distributors or its affiliates to participate in conferences, seminars or other programs attended by the firm's sales force.

These arrangements may not be offered to all firms, and the terms of such arrangements may differ between firms. We provide additional information on special compensation or reimbursement arrangements, including a list of any firms to whom we anticipate making payments of annual amounts greater than $5,000 under these arrangements, in the Statement of Additional Information
(SAI), which is available upon request. Any such compensation, which may be significant at times, will not result in any additional direct charge to you by us.

Selling broker dealers may receive additional payments from us, either directly or through JH Distributors, in the form of cash, other special compensation or reimbursement of expenses. These additional compensation or reimbursement payments may include, for example, payments for providing conferences or seminars, sales or training programs for invited registered representatives and other employees, payments for travel expenses, including lodging, incurred by registered representatives and other employees for such seminars or training programs, seminars for the public, advertising and sales campaigns regarding the Contract, and payments to assist a firm in connection with its marketing expenses and/or other events or activities sponsored by the firms. We may contribute to, as well as sponsor, various educational programs, sales promotions and/or contests in which participating firms and their sales persons may receive gifts and prizes such as merchandise, cash, or other awards, as may be permitted by applicable NASD rules and other applicable laws and regulations.

In an effort to promote the sale of our products, our affiliated broker-dealer may pay its registered representatives additional cash incentives such as bonus payments, expense payments, health and retirement benefits or the waiver of overhead costs or expenses in connection with the sale of the Contracts that they would not receive in connection with the sale of contracts issued by unaffiliated companies.

Differential Compensation


Compensation negotiated and paid by JH Distributors pursuant to a selling agreement with a broker-dealer may differ from compensation levels that the broker-dealer receives for selling other variable contracts. In addition, under their own arrangements, broker-dealer firms may pay a portion of any amounts received from us to their registered representatives. As a result, financial advisors who are registered representatives of such firms may be motivated to sell the Contracts of one issuer over another issuer or one product over another product.



You should contact your financial advisor for more information on compensation arrangements in connection with the sale and purchase of your Contract.


CONFIRMATION STATEMENTS

We will send you confirmation statements for certain transactions in your Investment Accounts. You should carefully review these statements to verify their accuracy. You should report any mistakes immediately to our Annuities Service Center. If you fail to notify our Annuities Service Center of any mistake within 60 days of the mailing of the confirmation statement, we will deem you to have ratified the transaction.

REINSURANCE ARRANGEMENTS

From time to time we may utilize reinsurance as part of our risk management program. Under any reinsurance agreement, we remain liable for the contractual obligations of the Contracts' guaranteed benefits and the reinsurer(s) agree to reimburse us for certain amounts and obligations in connection with the risks covered in the reinsurance agreements. The reinsurer's contractual liability runs solely to us, and no Contract Owner shall have any right of action against any reinsurer. In evaluating reinsurers, we consider the financial and claims paying ability ratings of the reinsurer. Our philosophy is to minimize incidental credit risk. We do so by engaging in secure types of reinsurance transactions with high quality reinsurers and diversifying reinsurance counterparties to limit concentrations. Some of the benefits that may be reinsured include living benefits, guaranteed death benefits, DCA Fixed Investment Option guarantees, or other obligations.

            Appendix A: Examples of Calculation of Withdrawal Charges

EXAMPLE 1. This example assumes an initial Purchase Payment of $100,000 on January 1, 2008 and an Additional Purchase Payment of $1,000,000 on May 1, 2008. The value of Associated Accounts is $0.

If you withdraw $200,000 on October 1, 2008, we will calculate the withdrawal charge as follows:

     a) First we determine the amount of Purchase Payments to be liquidated as the greater of the Withdrawal Amount or the unliquidated Purchase Payments. This amount is $200,000.

     b) Next we calculate the withdrawal charge by applying the appropriate withdrawal charge percentage for each Purchase Payment liquidated based on the length of time the Purchase Payment has been in the Contract.

               - The initial Purchase Payment of $100,000 has an applicable withdrawal charge of $0.

               - The remaining $100,000 will come from the subsequent payment of $1,000,000 that has been in the Contract for 5 months. The applicable withdrawal charge is .0050 x $100,000 = $500.

               -    The total withdrawal charge is $0 + $500 = $500.

     c) We will deduct $200,000 from your Contract Value and you will receive a payment of $199,500 ($200,000 - $500) less any applicable taxes.

EXAMPLE 2. This example assumes an initial Purchase Payment of $1,000,000 on January 1, 2008 and an Additional Purchase Payment of $100,000 on May 1, 2008. The value of Associated Accounts is $0.

If you withdraw $200,000 on October, 2008, we will calculate the withdrawal charge as follows:

     a) First we determine the amount of Purchase Payments to be liquidated as the greater of the Withdrawal Amount or the unliquidated Purchase Payments. This amount is $200,000.

     b) Next we calculate the withdrawal charge by applying the appropriate withdrawal charge percentage for each Purchase Payment liquidated based on the length of time the Purchase Payment has been in the Contract.

               - The withdrawal will liquidate $200,000 of the initial Purchase Payment of $1,000,000. Since this Purchase Payment has been in the Contract more than 6 months, the withdrawal charge is $0.

           Appendix B: Guaranteed Minimum Withdrawal Benefit Examples

The following examples provide hypothetical illustrations of the benefits provided under the Income Plus for Life and Income Plus for Life - Joint Life optional benefit Riders. These illustrations are not representative of future performance under your Contract, which may be higher or lower than the amounts shown.

EXAMPLES 1A, 1B, 1C AND 1D ILLUSTRATE THE BASIC OPERATION OF THE INCOME PLUS FOR LIFE OPTIONAL BENEFIT RIDER.


EXAMPLE 1A. THIS EXAMPLE ILLUSTRATES THE IMPACT OF WAITING TO START WITHDRAWALS UNDER AN INCOME PLUS FOR LIFE RIDER PURCHASED ON OR AFTER JANUARY 17, 2008. Assume a single Purchase Payment of $100,000 at Covered Person's age 49 1/2, no additional Purchase Payments are made and withdrawals equal to the Lifetime Income Amount are taken beginning in year 11. Note that any withdrawal before the anniversary after age 59 1/2 may reduce the Benefit Base and the Lifetime Income Amount. Also assume that the Contract Value is less than the Benefit Base at the eligible Step-up Dates, so there is no Step-up and the Covered Person survives at least 20 years from issue.



                                                                                           BENEFIT BASE ON CONTRACT
CONTRACT YEAR   PURCHASE PAYMENTS   LIFETIME INCOME AMOUNT   WITHDRAWAL TAKEN   CREDIT            ANNIVERSARY
-------------   -----------------   ----------------------   ----------------   ------     ------------------------
  At issue           $100,000                 N/A                  $0           $    0            $100,000(1)
      1                 0                     N/A                   0            7,000(2)          107,000(3)
      2                 0                     N/A                   0            7,000             114,000
      3                 0                     N/A                   0            7,000             121,000
      4                 0                     N/A                   0            7,000             128,000
      5                 0                     N/A                   0            7,000             135,000
      6                 0                     N/A                   0            7,000             142,000
      7                 0                     N/A                   0            7,000             149,000
      8                 0                     N/A                   0            7,000             156,000
      9                 0                     N/A                   0            7,000             163,000
     10                 0                     N/A                   0            7,000             170,000
     11                 0                  $8,500(4)              8,500            0               170,000
     12                 0                   8,500                 8,500            0               170,000
     13                 0                   8,500                 8,500            0               170,000
     14                 0                   8,500                 8,500            0               170,000
     15                 0                   8,500                 8,500            0               170,000
     20                 0                   8,500                 8,500            0               170,000


(1) The initial Benefit Base is equal to the initial payment of $100,000. The Benefit Base is used to determine the Lifetime Income Amount and the rider fee. It is not available for withdrawal as a lump sum.


(2) In this example, there is no withdrawal during the first Contract Year so a Credit will be added to the Benefit Base. The Credit amount is equal to 7% of the total Purchase Payments to date (.07 x $100,000 = $7,000).



(3) Following a Credit, the Benefit Base is recalculated. The new Benefit Base is equal to the Benefit Base before the Credit increased by the amount of the Credit ($100,000 + $7,000 = $107,000).



(4) The Lifetime Income Amount is calculated on the Contract Anniversary after the Covered Person's attains age 59 1/2. The Lifetime Income Amount is initially equal to 5% of the Benefit Base at that time (.05 x $170,000 = $8,500).

EXAMPLE 1B. THIS EXAMPLE ILLUSTRATES ADDITIONAL PURCHASE PAYMENTS. Assume an initial Purchase Payment of $100,000 at Covered Person's age 60, an additional Purchase Payment of $10,000 during Contract Year 1, and an additional Purchase Payment of $10,000 in year 2. Withdrawals are taken at the end of all Contract Years. Also assume that the Contract Value is less than the Benefit Base so there is no Step-up.


                                                   LIFETIME INCOME                BENEFIT BASE ON        LIFETIME
                PURCHASE     BENEFIT BASE AFTER     AMOUNT AFTER     WITHDRAWAL       CONTRACT       INCOME AMOUNT ON
CONTRACT YEAR   PAYMENTS      PURCHASE PAYMENT    PURCHASE PAYMENT     TAKEN        ANNIVERSARY     CONTRACT ANNIVERSARY
-------------   --------     ------------------   ----------------   ----------   ---------------   --------------------
   At issue     $100,000        $ 100,000             $5,000               --        $100,000              $5,000
      1           10,000(1)       110,000(1)           5,500(1)        $5,500         110,000               5,500
      2           10,000(2)       114,500(2)           5,725(2)         5,725         114,500               5,725


(1) In this example, there is an additional Purchase Payment during the first Contract Year. Following the additional Purchase Payment, the Benefit Base is increased to equal the initial Benefit Base plus the amount of the additional Purchase Payment ($100,000 + $10,000 = $110,000). The Lifetime Income Amount is increased to 5% of the Benefit Base immediately after the Purchase Payment (.05 x $110,000 = $5,500).

(2) In the second year, there is another additional Purchase Payment of $10,000. Since there was a withdrawal prior to this payment and after the last additional Purchase Payment was applied to the Benefit Base, the Benefit Base is increased by the excess of the additional Purchase Payment over the previous withdrawals ($110,000 + ($10,000 - $5,500) = $114,500)
     The Lifetime Income Amount is increased to 5% of the Benefit Base immediately after the additional Purchase Payment (.05 x $114,500 = $5,725).


EXAMPLE 1C. THIS EXAMPLE ILLUSTRATES THE IMPACT OF STEP-UPS. Assume a single Purchase Payment of $100,000 at age 59 1/2, no additional Purchase Payments are made and withdrawals equal to the Lifetime Income Amount aRe taken in Contract Years 1, 2, 3 and 4. Since withdrawals are taken every year, there are no Credits. The Benefit Base steps-up at the end of Contract Years 1, 2 and 3.



                            LIFETIME INCOME                HYPOTHETICAL CONTRACT VALUE   BENEFIT BASE ON
                PURCHASE     AMOUNT AFTER     WITHDRAWAL     ON CONTRACT ANNIVERSARY         CONTRACT
CONTRACT YEAR   PAYMENTS   PURCHASE PAYMENT      TAKEN          PRIOR TO RIDER FEE         ANNIVERSARY
-------------   --------   ----------------   ----------   ---------------------------   ---------------
   At issue     $100,000           --              --                     --                $100,000
       1               0       $5,000          $5,000               $102,000                 102,000(1)
       2               0        5,100(1)        5,100(1)             103,514                 103,514
       3               0        5,176           5,176                105,020                 105,020
       4               0        5,251           5,251                 94,013(2)              105,020(2)
       5               0        5,251           5,251                 78,793                 105,020


(1) At the end of Contract Year 1, the Contract Value in this example, $102,000 is greater than the Benefit Base of $100,000. The Benefit Base will increase to equal the Contract Value of $102,000. The Lifetime Income Amount will increase to 5% of the new Benefit Base (.05 x $102,000 = $5,100).

(2) At the end of Contract Year 4, the Contract Value in this example, $94,013 is less than the Benefit Base of $105,020. The Benefit Base will remain at $105,020.

EXAMPLE 1D. THIS EXAMPLE ILLUSTRATES EXCESS WITHDRAWALS AND THE IMPACT OF WITHDRAWALS ON SUBSEQUENT PAYMENTS APPLIED TO THE BENEFIT BASE. Assume an initial Purchase Payment of $100,000 at age 60, Additional Payments in years 2, 13 and 15, an excess withdrawal in year 1 and a withdrawal of the Lifetime Income Amount in year 14.


                LIFETIME INCOME
                 AMOUNT BEFORE    PURCHASE     WITHDRAWAL    HYPOTHETICAL                      LIFETIME
CONTRACT YEAR     TRANSACTION     PAYMENTS        TAKEN     CONTRACT VALUE   BENEFIT BASE   INCOME AMOUNT
-------------   ---------------   --------     ----------   --------------   ------------   -------------
   At issue                       $100,000           --        $100,000        $100,000        $5,000
       1             $5,000              0     $ 10,000(1)       85,000          85,000(1)      4,250(1)
       2              4,250         10,000(2)         0          93,500          95,000(2)      4,750(2)
      12              4,750              0            0         120,000         120,000         6,000
      13              6,000         10,000(3)         0         130,000         130,000(3)      6,500(3)
      14              6,500              0        6,500         123,500         130,000         6,500
      15              6,500         10,000(4)         0         130,000         133,500(4)      6,675(4)


(1) The withdrawal of $10,000 exceeds the Lifetime Income Amount of $5,000. The Benefit Base will be Reset to equal the lesser of the Contract Value after the withdrawal ($85,000) or the Benefit Base prior to the withdrawal less the amount of the withdrawal ($100,000 - $10,000 = $90,000). The Lifetime Income Amount will Reset to 5% of the new Benefit Base (.05 x $85,000 = $4,250).

(2) The Additional Payment of $10,000 in year 2 is the first Payment or Withdrawal since the Reset of the Benefit Base, so the entire $10,000 is added to the Benefit Base. The new Benefit Base equals $95,000 ($85,000 + $10,000). The new Lifetime Income Amount is .05 x $95,000 = $4,750.

(3) The Additional Payment of $10,000 in year 13 is the first Payment or Withdrawal since the Step-up of the Benefit Base at the end of year 12, so the entire $10,000 is added to the Benefit Base. The new Benefit Base equals $130,000 ($120,000 + $10,000). The new Lifetime Income Amount is .05 x $130,000 = $6,500.

(4) The Additional Payment of $10,000 in year 15 is reduced by the $6,500 Withdrawal since the last increase of the Benefit Base in year 13 by an Additional Payment. The new Benefit Base equals $133,500 ($130,000 + $10,000 - $6,500). The new Lifetime Income Amount is .05 x $133,500 = $6,675.

EXAMPLES 2A, 2B, 2C AND 2D ILLUSTRATE THE BASIC OPERATION OF THE INCOME PLUS FOR LIFE - JOINT LIFE OPTIONAL BENEFIT RIDER.


EXAMPLE 2A. THIS EXAMPLE ILLUSTRATES THE IMPACT OF WAITING FOR WITHDRAWALS UNDER AN INCOME PLUS FOR LIFE - JOINT LIFE RIDER PURCHASED ON OR AFTER JANUARY 17, 2008. Assume a single Purchase Payment of $100,000 at the youngest Covered Person's age 49 1/2, no additional Purchase Payments are made and withdrawals equal to the Lifetime Income Amount are taken beginning in year 11. Note that any withdrawal before the anniversaRy after age 59 1/2 may reduce the Benefit Base and the Lifetime Income Amount. Also assume that the Contract Value is less than the Benefit Base at the eligible Step-up Dates, so there is no Step-up and at least one Of the Covered Persons survives at least 20 years from issue.



                PURCHASE      LIFETIME     WITHDRAWAL                 BENEFIT BASE ON
CONTRACT YEAR   PAYMENTS   INCOME AMOUNT      TAKEN     CREDIT     CONTRACT ANNIVERSARY
-------------   --------   -------------   ----------   ------     --------------------
   At issue     $100,000         N/A         $    0     $    0          $100,000(1)
       1               0         N/A              0      7,000(2)        107,000(3)
       2               0         N/A              0      7,000           114,000
       3               0         N/A              0      7,000           121,000
       4               0         N/A              0      7,000           128,000
       5               0         N/A              0      7,000           135,000
       6               0         N/A              0      7,000           142,000
       7               0         N/A              0      7,000           149,000
       8               0         N/A              0      7,000           156,000
       9               0         N/A              0      7,000           163,000
      10               0         N/A              0      7,000           170,000
      11               0      $8,075(4)       8,075          0           170,000
      12               0       8,075          8,075          0           170,000
      13               0       8,075          8,075          0           170,000
      14               0       8,075          8,075          0           170,000
      15               0       8,075          8,075          0           170,000
      20               0       8,075          8,075          0           170,000


(1) The initial Benefit Base is equal to the initial payment of $100,000. The Benefit Base is used to determine the Lifetime Income Amount and the rider fee. It is not available for withdrawal as a lump sum.


(2) In this example, there is no withdrawal during the first Contract Year so a Credit will be added to the Benefit Base. The Credit amount is equal to 7% of the total Purchase Payments to date (.07 x $100,000 = $7,000).



(3) Following a Credit, the Benefit Base is recalculated. The new Benefit Base is equal to the Benefit Base before the Credit increased by the amount of the Credit ($100,000 + $7,000 = $107,000).


(4) The Lifetime Income Amount is calculated on the Contract Anniversary after the youngest Covered Person's attains age 59 1/2. The Lifetime Income Amount is initially equal to 4.75% of the Benefit Base at that time (.0475 x $170,000 = $8,075).

EXAMPLE 2B. THIS EXAMPLE ILLUSTRATES ADDITIONAL PURCHASE PAYMENTS. Assume an initial Purchase Payment of $100,000 at youngest Covered Person's age 60, an additional Purchase Payment of $10,000 during Contract Year 1, and an additional Purchase Payment of $10,000 in year 2. Withdrawals are taken at the end of all Contract Years. Also assume that the Contract Value is less than the Benefit Base so there is no Step-up.


                              BENEFIT BASE     LIFETIME INCOME                BENEFIT BASE ON      LIFETIME INCOME
                PURCHASE     AFTER PURCHASE     AMOUNT AFTER     WITHDRAWAL       CONTRACT            AMOUNT ON
CONTRACT YEAR   PAYMENTS         PAYMENT      PURCHASE PAYMENT      TAKEN       ANNIVERSARY     CONTRACT ANNIVERSARY
-------------   --------     --------------   ----------------   ----------   ---------------   --------------------
At issue        $100,000       $100,000           $4,750               --         $100,000             $5,000
    1             10,000(1)     110,000(1)         5,225(1)        $5,225          110,000              5,225
    2             10,000(2)     114,775(2)         5,452(2)         5,452          114,775              5,452


(1) In this example, there is an additional Purchase Payment during the first Contract Year. Following the Additional Purchase Payment, the Benefit Base is increased to equal the initial Benefit Base plus the amount of the additional Purchase Payment ($100,000 + $10,000 = $110,000). The Lifetime Income Amount is increased to 4.75% of the Benefit Base immediately after the Purchase Payment (.0475 x $110,000 = $5,225).


(2) In the second year, there is another additional Purchase Payment of $10,000. Since there was a withdrawal prior to this payment and after the last additional Purchase Payment was applied to the Benefit Base, the Benefit Base is increased by the excess of the Purchase Payment over the previous withdrawals ($110,000 + ($10,000 - $5,225) = $114,775). The
     Lifetime Income Amount is increased to 4.75% of the Benefit Base immediately after the Purchase Payment (.0475 x $114,775 = $5,452).

EXAMPLE 2C. THIS EXAMPLE ILLUSTRATES THE IMPACT OF STEP-UPS. Assume a single Purchase Payment of $100,000 at age 59 1/2 of the youngest Covered Person, no additional Purchase Payments are made, withdrawals equal to tHe Lifetime Income Amount are taken in Contract Years 1, 2, 3 and 4. Since withdrawals are taken every year, there are no Credits. The Benefit Base steps-up at the end of Contract Years 1, 2 and 3.


                            LIFETIME INCOME                HYPOTHETICAL CONTRACT VALUE   BENEFIT BASE
                PURCHASE     AMOUNT AFTER     WITHDRAWAL     ON CONTRACT ANNIVERSARY      ON CONTRACT
CONTRACT YEAR   PAYMENTS   PURCHASE PAYMENT      TAKEN          PRIOR TO RIDER FEE        ANNIVERSARY
-------------   --------   ----------------   ----------   ---------------------------   ------------
   At issue     $100,000           --               --                    --              $100,000
      1                0       $4,750           $4,750              $102,250               102,250
      2                0        4,857(1)         4,857(1)            104,025               104,025(1)
      3                0        4,941            4,941               105,800               105,800
      4                0        5,026            5,026                94,977(2)            105,800(2)
      5                0        5,026            5,026                79,882               105,800


(1) At the end of Contract Year 1, the Contract Value in this example, $102,250 is greater than the Benefit Base of $100,000. The Benefit Base will increase to equal the Contract Value of $102,000. The Lifetime Income Amount will increase to 4.75% of the new Benefit Base (.0475 x $102,000 = $4,857).

(2) At the end of Contract Year 4, the Contract Value in this example, $94,977 is less than the Benefit Base of $105,800. The Benefit Base will remain at $105,800.

EXAMPLE 2D. THIS EXAMPLE ILLUSTRATES EXCESS WITHDRAWALS AND THE IMPACT OF WITHDRAWALS ON SUBSEQUENT PAYMENTS APPLIED TO THE BENEFIT BASE. Assume an initial Purchase Payment of $100,000 at age 60, Additional Payments in years 2, 13 and 15, an excess withdrawal in year 1 and a withdrawal of the Lifetime Income Amount in year 14.


                LIFETIME INCOME
                 AMOUNT BEFORE    PURCHASE     WITHDRAWAL    HYPOTHETICAL                   LIFETIME INCOME
CONTRACT YEAR     TRANSACTION     PAYMENTS        TAKEN     CONTRACT VALUE   BENEFIT BASE        AMOUNT
-------------   ---------------   --------     ----------   --------------   ------------   ---------------
   At issue                       $100,000          --         $100,000       $100,000         $4,750
       1             $4,750              0     $10,000(1)        85,000         85,000(1)       4,038(1)
       2              4,038         10,000(2)        0           93,500         95,000(2)       4,513(2)
      12              4,513              0           0          120,000        120,000          5,700
      13              5,700         10,000(3)        0          130,000        130,000(3)       6,175(3)
      14              6,175              0       6,175          123,825        130,000          6,175
      15              6,175         10,000(4)        0          130,000        133,825(4)       6,357(4)


(1) The withdrawal of $10,000 exceeds the Lifetime Income Amount of $4,750. The Benefit Base will be Reset to equal the lesser of the Contract Value after the withdrawal ($85,000) or the Benefit Base prior to the withdrawal less the amount of the withdrawal ($100,000 - $10,000 = $90,000). The Lifetime Income Amount will Reset to 4.75% of the new Benefit Base (.0475 x $85,000 = $4,038).

(2) The Additional Payment of $10,000 in year 2 is the first Payment or Withdrawal since the Reset of the Benefit Base, so the entire $10,000 is added to the Benefit Base. The new Benefit Base equals $95,000 ($85,000 + $10,000). The new Lifetime Income Amount is .0475 x $95,000 = $4,513.

(3) The Additional Payment of $10,000 in year 13 is the first Payment or Withdrawal since the Step-up of the Benefit Base at the end of year 12, so the entire $10,000 is added to the Benefit Base. The new Benefit Base equals $130,000 ($120,000 + $10,000). The new Lifetime Income Amount is .0475 x $130,000 = $6,175.

(4) The Additional Payment of $10,000 in year 15 is reduced by the $6,175 Withdrawal since the last increase of the Benefit Base in year 13 by an Additional Payment. The new Benefit Base equals $133,825 ($130,000 + $10,000 - $6,175). The new Lifetime Income Amount is .0475 x $133,825 =
     $6,357.

                        Appendix C: Qualified Plan Types

TRADITIONAL IRAS

Individual Retirement Annuities

Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity or IRA (sometimes referred to as a traditional IRA to distinguish it from the Roth IRA discussed below). IRAs are subject to limits on the amounts that may be contributed and deducted, the persons who may be eligible and on the time when distributions may commence. Also, distributions from certain other types of qualified retirement plans may be rolled over on a tax-deferred basis into an IRA. The Contract may not, however, be used in connection with an Education IRA under Section 530 of the Code.

The Contract may be issued with a death benefit or certain benefits provided by an optional rider. The presence of such benefits may increase the amount of any required minimum distributions for IRAs and other Contracts subject to the required minimum distribution rules.

Distributions

In general, unless you have made non-deductible contributions to your IRA, all amounts paid out from a traditional IRA contract (in the form of an annuity, a single sum, death benefits or partial withdrawal), are taxable to the payee as ordinary income. As in the case of a Contract not purchased under a Qualified Plan, you may incur an additional 10% penalty tax if you make a surrender or withdrawal before you reach age 59 1/2 (unless certain exceptions apply as specified in Code section 72(t)). If you have made any non-deductible contributions to an IRA contract, all or part of any withdrawal or surrender distribution, single sum death benefit or annuity payment, may be excluded from your taxable income when you receive the distribution.

The tax law requires that annuity payments under a traditional IRA contract begin no later than April 1 of the year following the year in which the Owner attains age 70 1/2. The amount that must be distributed eaCh year is computed on the basis of the Owner's age and the value of the Contract, taking into account both the account balance and, in 2006 and subsequent years, the actuarial present value of other benefits provided under the Contract.

ROTH IRAS

Section 408A of the Code permits eligible individuals to contribute to a type of IRA known as a Roth IRA. Roth IRAs are generally subject to the same rules as non-Roth IRAs, but they differ in certain respects.

Among the differences are that contributions to a Roth IRA are not deductible and qualified distributions from a Roth IRA are excluded from income. A qualified distribution is a distribution that satisfies two requirements. First, the distribution must be made in a taxable year that is at least five years after the first taxable year for which a contribution to any Roth IRA established for the Owner was made. Second, the distribution must be:

     -    made after the Owner attains age 59 1/2;

     -    made after the Owner's death;

     -    attributable to the Owner being disabled; or

     -    a qualified first-time homebuyer distribution within the meaning of
          Section 72(t)(2)(F) of the Code.


In addition, distributions from Roth IRAs need not commence when the Owner attains age 70 1/2. A Roth IRA may (subject to constraints explained below under "Conversion or Direct Rollover to a Roth IRA") accept a "qualified rollover contribution" from another Roth IRA, a traditional IRA, a qualified retirement plan described in Section 401(a) or 403(a) of the Code, a tax sheltered annuity contract described in Section 403(b) of the Code, or an eligible deferred compensation plan maintained by an governmental employer under Section 457(b) of the Code. A Roth IRA, however, may not accept rollover contributions from other Qualified Plans, except (and only to the extent) that such rollover consists of designated Roth contributions to the rollover.



If the Contract is issued with certain death benefits or benefits provided by an optional rider, the presence of these benefits may increase the amount of any required minimum distributions for IRAs (which include Roth IRAs) and other Contracts subject to the minimum distribution rules. Also, the state tax treatment of a Roth IRA may differ from the Federal income tax treatment of a Roth IRA. YOU SHOULD SEEK INDEPENDENT TAX ADVICE IF YOU INTEND TO USE THE CONTRACT IN CONNECTION WITH A ROTH IRA.


Conversion or Direct Rollover to a Roth IRA


You can convert a traditional IRA to a Roth IRA or directly roll over distributions that you receive from a retirement plan described in Sections 401(a), 403(a), or 403(b) of the Code or a governmental deferred compensation plan described in Section 457(b) of the Code to a Roth IRA unless:


     -    you have adjusted gross income over $100,000; or

     -    you are a married taxpayer filing a separate return.

The Roth IRA annual contribution limit does not apply to converted or rollover amounts.


You must, however, pay tax on any portion of the converted or rollover amount that would have been taxed if you had not converted or rolled over to a Roth IRA. No similar limitations apply to rollovers from one Roth IRA to another Roth IRA. Please note that the amount deemed to be the "converted amount" for tax purposes may be higher than the Contract Value because of the deemed value of guarantees. If the converted or rollover amount is held in an annuity contract issued by us, we may have to withhold (make a contract withdrawal and remit to the IRS) up to 20% of the taxable gain in the contract. This amount withheld could reduce the benefit value of any elected optional guarantee rider, in a proportion determined by the rider. You may find it advantageous to pay the tax due on the conversion from resources outside of the annuity contract in order to avoid any benefit reduction. YOU SHOULD SEEK INDEPENDENT TAX ADVICE IF YOU INTEND TO USE THE CONTRACT IN CONNECTION WITH A ROTH IRA.





SIMPLE IRA PLANS


In general, under Section 408(p) of the Code a small business employer may establish a SIMPLE IRA retirement plan if the employer employed no more than 100 employees earning at least $5,000 during the preceding year. Under a SIMPLE IRA plan both employees and the employer make deductible contributions. SIMPLE IRAs are subject to various requirements, including limits on the amounts that may be contributed, the persons who may be eligible, and the time when distributions may commence. If the Contract is issued with certain death benefits or benefits provided by an optional rider, the presence of these benefits may increase the amount of any required minimum distributions for IRAs (which would include SIMPLE IRAs) and other Contracts subject to the minimum distribution rules. The requirements for minimum distributions from a SIMPLE IRA retirement plan are generally the same as those discussed above for distributions from a traditional IRA. The rules on taxation of distributions are also similar to those that apply to a traditional IRA, except that (i) tax free rollovers may be made from a SIMPLE IRA plan only to another SIMPLE IRA plan during the first two years of participation in the plan; and (ii) the penalty tax on early distribution from a SIMPLE IRA plan that occurs during the first two years of participation is 25%, instead of 10%. EMPLOYERS INTENDING TO USE THE CONTRACT IN CONNECTION WITH SUCH PLANS SHOULD SEEK INDEPENDENT TAX ADVICE.


SIMPLIFIED EMPLOYEE PENSIONS (SEP-IRAS)

Section 408(k) of the Code allows employers to establish simplified employee pension plans for their employees, using the employees' IRAs for such purposes, if certain criteria are met. Under these plans the employer may, within specified limits, make deductible contributions on behalf of the employees to IRAs. If the Contract is issued with certain death benefits or benefits provided by an optional rider, the presence of these benefits may increase the amount of any required minimum distributions for IRAs (which would include SEP-IRAs) and other Contracts subject to the minimum distribution rules. The requirements for minimum distributions from a SEP-IRA, and rules on taxation of distributions from a SEP-IRA, are generally the same as those discussed above for distributions from a traditional IRA.

TAX-SHELTERED ANNUITIES

Section 403(b) of the Code permits public school employees and employees of certain types of tax-exempt organizations to have their employers purchase annuity contracts for them and, subject to certain limitations, to exclude amounts contributed from gross income for tax purposes. These types of annuity contracts are commonly referred to as "tax-sheltered annuities." We do not currently offer Contracts for use in this type of Qualified Plan.

CORPORATE AND SELF-EMPLOYED ("H.R. 10" AND "KEOGH") PENSION AND PROFIT-SHARING PLANS


Sections 401(a) and 403(a) of the code permit corporate employers to establish various types of tax-deferred retirement plans for employees. The Self-Employed Individuals' Tax Retirement Act of 1962, as amended, commonly referred to as "H.R. 10" or "Keogh," permits self-employed individuals to establish tax-favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of annuity contracts in order to provide benefits under the plans. The Contract provides death benefit options that in certain circumstances may exceed the greater of the Purchase Payments and Contract Value. It is possible that the presence of the death benefit could be characterized by the IRS as an "incidental death benefit" and result in currently taxable income to the participant. There also are limits on the amount of incidental benefits that may be provided under pension and profit sharing plans. If the Contract is issued with certain death benefits or benefits provided under an optional rider, the presence of these benefits may increase the amount of any required minimum distributions that must be made. EMPLOYERS INTENDING TO USE THE CONTRACT IN CONNECTION WITH SUCH PLANS SHOULD SEEK INDEPENDENT ADVICE.


Minimum distribution to the employee under an employer's pension and profit sharing plan qualified under Section 401(a) of the Code must begin no later than April 1 of the year following the calendar year in which the employee reaches age 70 1/2 or, if later, retires. In the case of an employee who is a 5 percent Owner as defined in Code
Section 416, the required beginning date is April 1 of the year following the calendar yeAr in which employee reaches age 70 1/2.


DEFERRED COMPENSATION PLANS OF STATE AND LOCAL GOVERNMENTS AND TAX-EXEMPT ORGANIZATIONS

Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. Generally, a Contract purchased by a state or local government or a tax-exempt organization will not be treated as an annuity contract for Federal income tax purposes.

A Section 457 plan must satisfy several conditions, including the requirement that it must not permit distributions prior to your separation from service (except in the case of an unforeseen emergency).

When we make payments under your Contract, the payment is taxed as ordinary income. Minimum distributions under a Section 457 plan must begin no later than April 1 of the year following the year in which the employee reaches age 70 1/2 or, if later, retires.

  Appendix D: Additional Availability of Guaranteed Minimum Withdrawal Benefit
                                     Riders



Additional Availability of Guaranteed Minimum Withdrawal Benefit Riders



This section describes the conditions under which you may elect to exchange an existing guaranteed minimum withdrawal benefit Rider to your Contract for one of the following optional guaranteed minimum withdrawal benefit Riders after you purchase a Contract:



     -    Income Plus for Life; or



     -    Income Plus for Life - Joint Life.



DO I NEED TO SATISFY ANY CONDITIONS TO PURCHASE A NEW GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDER?



Yes, we impose several conditions:



     - Exchange of existing guaranteed minimum withdrawal benefit Rider - If you elect to purchase a new guaranteed minimum withdrawal benefit Rider for use with a previously issued Contract, your Contract must have a guaranteed minimum withdrawal benefit Rider in effect. We will terminate the existing guaranteed minimum withdrawal benefit Rider when you purchase a new guaranteed minimum withdrawal benefit Rider.



You may lose guaranteed lifetime income benefits, "Credits," "Target Amount adjustments" and "Step-ups" under your existing guaranteed minimum withdrawal benefit Rider if you purchase a new guaranteed minimum withdrawal benefit Rider.



     - No withdrawal charges in excess of $500 - You may not purchase a new guaranteed minimum withdrawal benefit if the withdrawal charges under your Contract are greater than $500. You may need to wait until the withdrawal charges applicable to your Contract, if any, decline to $500 or less during the withdrawal charge period specified in your Contract. (We restart any withdrawal charge period specified in your Contract each time you make an Additional Purchase Payment.) Your purchase of a new guaranteed minimum withdrawal benefit Rider will not impact the withdrawal charges, if any, that we may impose under your Contract.



You should review the annuity prospectus and the Contract you purchased to determine the amount and duration of any remaining withdrawal charges under your Contract.



     - Investment Option Restrictions - You must invest 100% of your Contract Value at all times after you purchase a new guaranteed minimum withdrawal benefit Rider in one or more of the Investment Options we make available for that Rider.



     - Age Restrictions - Once you turn 81, you will not be eligible to purchase a new Income Plus for Life Rider. You and your spouse must both be less than age 81 to purchase a new Income Plus for Life - Joint Life Rider.



     - Settlement Phase Restriction - Your Contract must not be in the "Settlement Phase" under an existing guaranteed minimum withdrawal benefit Rider for you to elect to purchase a new guaranteed minimum withdrawal benefit Rider. The "Settlement Phase" occurs only when your Contract Value declines to zero and your existing guaranteed minimum withdrawal benefit Rider still has guaranteed benefits.



     - Different Rider - You cannot exchange your existing guaranteed minimum withdrawal benefit Rider for the same type of guaranteed minimum withdrawal benefit Rider (i.e., Income Plus for Life for Income Plus for Life; or Income Plus for Life - Joint Life for Income Plus for Life - Joint Life) unless we agree otherwise.



     - State of Issue Restriction - You may purchase a guaranteed minimum withdrawal benefit Rider only if it is then available in the state where we issued your Contract. You can find out if an optional guaranteed minimum withdrawal benefit Rider is available in the state where we issued your Contract by contacting our Annuities Service Office at 1-800-344-1029.



     - Availability of Offer - We reserve the right to suspend, modify, or terminate our offer of any guaranteed minimum benefit Rider at any time. We also reserve the right to refuse to issue any new guaranteed minimum withdrawal benefit Rider at our sole discretion.

Before you purchase a new guaranteed minimum withdrawal benefit Rider:



     - compare the fees, benefits and restrictions of any existing guaranteed minimum withdrawal benefit Rider to your Contract with the fees, benefits and restrictions of the new Rider; and



     - consult with your financial advisor to determine if the new Rider is appropriate for your needs and financial circumstances.



WHEN CAN I ELECT TO PURCHASE A NEW MINIMUM GUARANTEED BENEFIT RIDER?



We provide a thirty day "Election Period" following each Contract Anniversary (assuming any withdrawal charges are $500 or less at that time) for you to elect a new guaranteed minimum withdrawal benefit Rider. You must submit all required paperwork in good order to our Annuities Service Center during the Election Period to elect to purchase a new guaranteed minimum withdrawal benefit Rider.



We also provide a thirty day Election Period in certain circumstances for a Beneficiary to elect to purchase a guaranteed minimum withdrawal benefit Rider following the death of an Owner in exchange for a then existing Rider. Under our current administrative procedures, you cannot exchange an existing guaranteed minimum withdrawal benefit Rider for a new Rider during the first Contract Year.



We may change our administrative procedures from time to time to increase or decrease an Election Period, or to permit other election periods during a Contract Year.



HOW DOES MY PURCHASE OF A NEW GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDER AFFECT RIDER FEES?



We charge you the annual Rider fee under your existing guaranteed minimum withdrawal benefit Rider for coverage during the immediately preceding Contract Year. The date we assess this fee (i.e., a Contract Anniversary) may coincide with the date on which you qualify to purchase a new guaranteed minimum withdrawal benefit Rider (i.e., the start of an Election Period). If you purchase a new guaranteed minimum withdrawal benefit Rider, we will charge you the annual fee for the new Rider on the next succeeding Contract Anniversary and on each Contract Anniversary after that while the new Rider is in force (we may impose the new Rider fee earlier if you surrender your Contract).



The amount of the Rider fee we impose may change, depending on the Rider you elect to purchase:



                                       INCOME PLUS    INCOME PLUS FOR
FEES DEDUCTED FROM CONTRACT VALUE(1)     FOR LIFE    LIFE - JOINT LIFE
------------------------------------   -----------   -----------------
Maximum Fee(2)                            1.20%            1.20%
Current Fee                               0.60%            0.60%



(1)  Fees are shown as a percentage of the "Adjusted Benefit Base."



(2) We reserve the right to increase the current fee shown to the maximum fee in the event of a Step-up of the "Benefit Base" to equal the Contract Value.



Please see "VI. Optional Benefits" for additional information on the fee for each guaranteed minimum withdrawal benefit Rider.



WILL I BE ABLE TO WITHDRAW THE SAME AMOUNT UNDER A NEW GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDER AS I CAN UNDER MY EXISTING GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDER?



Your ability to withdraw your Contract Value at any time does not change. We will decrease amounts guaranteed under each of our guaranteed minimum withdrawal benefit Riders, however, if your withdrawals exceed the annual amount permitted under that Rider. Since the amount "permitted" to be withdrawn each year differs, depending on the Rider you elect to purchase, the amount you can withdraw without reduction (i.e., a "Reset") may be more or less than the amount you can withdraw without a Reset under your existing guaranteed minimum withdrawal benefit Rider.

The amount "permitted" to be withdrawn each year is, in most cases, the annual guaranteed amount under the new Rider. We calculate the initial annual guaranteed amount based on your Contract Value at the beginning of the Election Period ($5 million maximum). The initial annual guarantee amount may be more or less than the guarantee under your existing minimum guaranteed benefit Rider. The amount will vary, depending on the new Rider you elect to purchase, as shown in the following table:



INITIAL ANNUAL GUARANTEE ON NEW     INCOME PLUS     INCOME PLUS FOR
RIDER                                FOR LIFE      LIFE - JOINT LIFE
-------------------------------   --------------   -----------------
Lifetime Income Amount(1)             5.0% of      4.75% of Contract
                                  Contract Value         Value



(1) Amounts shown are for Contract Value at the beginning of the Election Period (i.e., the Contract Anniversary) in which you purchase a new Rider. We calculate the initial Lifetime Income Amount when you purchase the Rider only if the Covered Person (younger spouse for Income Plus for Life - Joint
     Life) is at least 59 1/2 at that time. Otherwise, we will calculate a Lifetime Income Amount on the Lifetime Income Date described in the annuity prospectus. The maximum Lifetime Income Amount for Income Plus for Life is $250,000. The maximum Lifetime Income Amount for Income Plus for Life - Joint Life is $237,500.



Please see "VI. Optional Benefits" for additional information about Resets and the annual "permitted" amounts under a new guaranteed minimum withdrawal benefit Rider.



We will decrease amounts guaranteed under a guaranteed minimum withdrawal benefit Rider if you take annual withdrawals that exceed the annual amount permitted under that Rider. The annual permitted amount under a new Rider may be more or less than that permitted under your existing guaranteed minimum withdrawal benefit Rider.



WHAT OTHER BENEFITS DO YOU CALCULATE WHEN I PURCHASE A NEW GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDER?



If you purchase a guaranteed minimum withdrawal benefit Rider for an existing Contract, we will calculate other benefits under the new Rider measured from the start of the Election Period. These benefits differ by Rider and may be more or less than other benefits under your existing minimum guaranteed withdrawal benefit Rider:



     - Credits. If you qualify for the Lifetime Income Credit, we will increase the Benefit Base by 7% of the Contract Value at the time you purchased the Rider (i.e., the Contract Value is treated as the initial Purchase Payment for the new Rider). Please see "VI. Optional Benefits" for additional information about qualifying for Credits, and the impact of Step-ups and Resets on Credits.



     - "Target Amount" Adjustment. We establish the "Target Date" for the "Target Amount" adjustment (described in "VI. Optional Benefits") as the later of the end of the first 10 Contract Years following your purchase of the new Rider or the Contract Anniversary on or next following the date the Covered Person (the younger Covered Person, in the case of Income Plus for Life - Joint Life) attains age 69.



Impact of Purchase Payments



Since the initial guarantees and other benefits under a new guaranteed minimum withdrawal benefit Rider reflect your Contract Value at the time of purchase, the amount we guarantee under a new Rider may be more or less than the amount of any Purchase Payments made before you purchased the new Rider. Please see "VI. Optional Benefits" for additional information about "Step-ups" and the impact of Additional Purchase Payments you make after you elect to purchase a new Rider.



WHAT IS THE IMPACT OF A NEW GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDER ON THE DEATH BENEFIT UNDER MY CONTRACT?



Impact of withdrawals



We reduce the death benefit payable under your Contract each time you make a withdrawal. We will reduce the death benefit on a dollar for dollar basis if you limit your annual withdrawals (including applicable withdrawal charges, if any) to the Lifetime Income Amount for the Rider. If you take annual withdrawals in excess of that amount, we will deduct the entire amount of that withdrawal on a "pro rata" basis (i.e., we reduce the death benefit by a percentage equal to the ratio of the withdrawal amount divided by your Contract Value prior to the withdrawal. Please see "VI. Optional Benefits" for additional information on the effect of withdrawals.

Continuation of Contract after death benefits become payable



Coverage under our guaranteed minimum withdrawal benefit Riders ends if the Beneficiary takes the death benefit as a lump sum. In certain circumstances, a Beneficiary may elect to continue a Contract in force after a death benefit becomes payable in lieu of taking the death benefit as a lump sum. The amount of coverage under a guaranteed minimum withdrawal benefit Rider will vary in these circumstances, depending on the Rider you elect to purchase and whether the Beneficiary under the Contract is a spouse (a "spousal Beneficiary"), or someone other than the spouse (a "non-spousal Beneficiary") of the deceased Owner (or deemed "Owner" if the Owner is a non-natural person).



CIRCUMSTANCES WHEN COVERAGE ENDS. If the Beneficiary continues a Contract in force following the death of an Owner, coverage under the Rider ends as described in "VI. Optional Benefits."



CIRCUMSTANCES WHEN COVERAGE MAY CONTINUE. If the Beneficiary continues a Contract in force following the death of an Owner, coverage under the Rider may continue as described in "VI. Optional Benefits."



If death occurs during a Rider's "Settlement Phase," however, the only benefits we provide are the remaining settlement payments that may become due under the Rider.

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

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

                                     PART B

                            INFORMATION REQUIRED IN A

                       STATEMENT OF ADDITIONAL INFORMATION

                                             Statement of Additional Information
                                                            dated April 28, 2008


                             (JOHN HANCOCK(R) LOGO)
                             JOHN HANCOCK ANNUITIES

                       Statement of Additional Information
       John Hancock Life Insurance Company of New York Separate Account A

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS. This Statement of Additional Information should be read in conjunction with the Prospectuses dated the same date as this Statement of Additional Information. This Statement of Additional Information describes additional information regarding the variable portion of the flexible purchase payment individual deferred variable annuity contracts (singly, a "Contract and collectively, the "Contracts" issued by JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK ("John Hancock New York") in New York as follows:

                  PROSPECTUSES ISSUED BY JOHN HANCOCK NEW YORK
           (to be read with this Statement of Additional Information)
               Venture (R) Opportunity A Share Variable Annuities
               Venture (R) Opportunity B Share Variable Annuities

You may obtain a copy of the Prospectus listed above by contacting us at the following addresses:

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

ANNUITIES SERVICE CENTER    MAILING ADDRESS
164 Corporate Drive         Post Office Box 9506
Portsmouth, NH 03801-6815   Portsmouth, NH 03802-9506
(877) 391-3748 or           www.jhannuitiesnewyork.com
(800) 551-2078


JHNY SEP ACCT A SAI  4/08

                                Table of Contents


GENERAL INFORMATION AND HISTORY                                                1
SERVICES                                                                       1
   Independent Registered Public Accounting Firm                               1
   Servicing Agent                                                             1
   Principal Underwriter                                                       1
   Special Compensation and Reimbursement Arrangements                         2
LEGAL AND REGULATORY MATTERS                                                   3
APPENDIX A:  FINANCIAL STATEMENTS                                            A-1

                         General Information and History


John Hancock Life Insurance Company of New York Separate Account A (the "Separate Account") (formerly, The Manufacturers Life Insurance Company of New York Separate Account A) is a separate investment account of John Hancock Life Insurance Company of New York ("we" or "us"), a stock life insurance company organized under the laws of New York in 1992. John Hancock New York's principal office is located at 100 Summit Lake Drive, Valhalla, New York 10595. It also has an Annuity Service Center located at 164 Corporate Drive, Portsmouth, NH 03801-6815. John Hancock New York is a wholly-owned subsidiary of John Hancock Life Insurance Company (U.S.A.) ("John Hancock USA") (formerly, The Manufacturers Life Insurance Company of New York), a stock life insurance company incorporated in Maine on August 20, 1955 by a special act of the Maine legislature and redomesticated under the laws of Michigan. The ultimate parent of John Hancock USA is Manulife Financial Corporation ("MFC") based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial.


John Hancock New York established the Separate Account on March 4, 1992 as a separate account under the laws of New York.

Our financial statements which are included in the Statement of Additional Information should be considered only as bearing on our ability to meet our obligations under the contracts. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

                                    Services

Independent Registered Public Accounting Firm


The financial statements of John Hancock Life Insurance Company of New York at December 31, 2007 and 2006 and for each of the three years in the period ended December 31, 2007, and the financial statements of John Hancock Life Insurance Company of New York Separate Account A at December 31, 2007 and for each of the two years in the period ended December 31, 2007, appearing in this Statement of Additional Information of the Registration Statement have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.


Servicing Agent
Computer Sciences Corporation Financial Services Group ("CSC FSG") provides to us a computerized data processing recordkeeping system for variable annuity administration. CSC FSG provides various daily, semimonthly, monthly, semiannual and annual reports including:

     - daily updates on accumulation unit values, variable annuity participants and transactions, and agent production and commissions;

     -    semimonthly commission statements;

     -    monthly summaries of agent production and daily transaction reports;

     -    semiannual statements for contract owners; and

     -    annual contract owner tax reports.

We pay CSC FSG approximately $7.80 per policy per year, plus certain other fees for the services provided.

Principal Underwriter

John Hancock Distributors, LLC, ("JH Distributors"), an indirect wholly owned subsidiary of MFC, serves as principal underwriter of the contracts. Contracts are offered on a continuous basis. The aggregate dollar amounts of underwriting commissions paid to JH Distributors in 2007, 2006, and 2005 were $657,183,413, $516,555,523 and $510,874,858, respectively.

Special Compensation and Reimbursement Arrangements

The Contracts are primarily sold through selected firms. The Contracts' principal distributor, JH Distributors, and its affiliates (collectively, "JHD") pay compensation to broker-dealers (firms) for the promotion and sale of the Contracts. The compensation JHD pays may vary depending on each firm's selling agreement, but compensation (inclusive of wholesaler overrides and expense allowances) paid to the firms for sale of the Contracts (not including riders) is not expected to exceed the standard compensation amounts referenced in the product prospectuses. The amount and timing of this compensation may differ among firms.


The registered representative through whom your Contract is sold will be compensated pursuant to that registered representative's own arrangement with his or her broker-dealer. The registered representative and the firm may have multiple options on how they wish to allocate their commissions and/or compensation. We are not involved in determining your registered representative's compensation. You are encouraged to ask your registered representative about the basis upon which he or she will be personally compensated for the advice or recommendations provided in connection with the sale of your Contract.


Compensation to firms for the promotion and sale of the Contracts is not paid directly by Contract owners, but we expect to recoup it through the fees and charges imposed under the Contract.


We may, directly or through JHD, make, either from 12b-1 distribution fees received from the Contracts' underlying investment Portfolios or out of our own resources, additional payments to firms. These payments are sometimes referred to as "revenue sharing." Revenue sharing expenses are any payments made to broker-dealers or other intermediaries to either (i) compensate the intermediary for expenses incurred in connection with the promotion and/or sale of John Hancock investment products or (ii) obtain promotional and/or distribution services for John Hancock investment products. Many firms that sell the Contracts receive one or more types of these cash payments.


We are among several insurance companies that pay additional payments to certain firms to receive "preferred" or recommended status. These privileges include: additional or special access to sales staff; opportunities to provide and/or attend training and other conferences; advantageous placement of our products on customer lists ("shelf-space arrangements"); and other improvements in sales by featuring our products over others.


The categories of payments that we may provide, directly or through JHD, to firms are described below. These categories are not mutually exclusive and we may make additional types of revenue sharing payments in the future. The same firms may receive payments under more than one or all categories. These payments assist in our efforts to promote the sale of the Contracts. We agree with the firm on the methods for calculating any additional compensation, which may include the level of sales or assets attributable to the firm. Not all firms receive additional compensation and the amount of compensation varies. These payments could be significant to a firm. We determine which firms to support and the extent of the payments we are willing to make. We generally choose to compensate firms that have a strong capability to distribute the Contracts and that are willing to cooperate with our promotional efforts. We do not make an independent assessment of the cost of providing such services.



Currently, Edward Jones & Company, a member firm of the Financial Industry Regulatory Authority ("FINRA," formerly the National Association of Securities Dealers, Inc., or "NASD") is the exclusive distributor soliciting sales of the Venture Opportunity variable annuity contract. We anticipate making revenue sharing payments of more than $5,000 to Edward Jones & Company with respect to Venture Opportunity annuity business during calendar year 2008.



Your registered representative can provide you with more information about the compensation arrangements that apply upon the sale of a variable annuity contract.



Inclusion on this list does not imply that these sums necessarily constitute "special cash compensation" as defined by NASD Conduct Rule 2830(l)(4). We will endeavor to update this listing annually; interim arrangements may not be reflected. We assume no duty to notify any investor whether his or her registered representative is or should be included in any such listing. You are encouraged to review the prospectus for each Fund for any other compensation arrangements pertaining to the distribution of Fund shares.


We may, directly or through JHD, also have arrangements with intermediaries that are not members of FINRA.

Sales and Asset Based Payments. We may, directly or through JHD, make revenue sharing payments as incentives to certain firms to promote and sell the Contracts. We hope to benefit from revenue sharing by increasing Contract sales. In consideration for revenue sharing, a firm may feature the Contracts in its sales system or give us additional access to members of its sales force or management. In addition, a firm may agree to participate in our marketing efforts by allowing us to participate in conferences, seminars or other programs attended by the firm's sales force. Although a firm may seek revenue sharing payments to offset costs incurred by the firm in servicing its clients that have purchased the Contracts, the firm may earn a profit on these payments. Revenue sharing payments may provide a firm with an incentive to favor the Contracts in its sales efforts.

The revenue sharing payments we make may be calculated on sales of our products by the firm ("Sales-Based Payments"). These payments are based upon a percentage of the total amount of money received, or anticipated to be received, for sales through a firm of some or all of the insurance products that we and/or our affiliates offer. We make these payments on a periodic basis.

Such payments also may be calculated based upon the "assets under management" attributable to a particular firm ("Asset-Based Payments"). These payments are based upon a percentage of the contract value of some or all of our (and/or our affiliates') insurance products that were sold through the firm. We make these payments on a periodic basis.

Sales-Based Payments primarily create incentives to make new sales of our insurance products and Asset-Based Payments primarily create incentives to service and maintain previously sold Contracts. We may pay a firm either or both Sales-Based Payments and Asset-Based Payments.

Administrative and Processing Support Payments. We may, directly or through JHD, also make payments to certain firms that sell our products for certain administrative services, including record keeping and sub-accounting Contract owner accounts, and in connection with account maintenance support, statement preparation and transaction processing. The types of payments that we may make under this category include, among others, payment of ticket charges per purchase or exchange order placed by a firm, payment of networking fees in connection with certain mutual fund trading systems, or one-time payments for ancillary services such as setting up funds on a firm's mutual fund trading system.


Other Payments. We may, directly or through JHD, also provide, either from the12b-1 distribution fees received from the Portfolios underlying the Contracts or out of our own resources, additional compensation to firms that sell or arrange for the sale of Contracts. Such compensation may include seminars for the public, advertising and sales campaigns regarding the Contracts to assist a firm in connection with its systems, operations and marketing expenses, or for other activities of a selling firm or wholesaler. We may contribute to, as well as sponsor, various educational programs, sales contests and/or promotions in which participating firms and their sales persons may receive prizes such as merchandise, cash, or other awards.

Other compensation may be offered to the extent not prohibited by federal or state laws or any self-regulatory agency, such as FINRA. We make payments for entertainment events we deem appropriate, subject to our guidelines and applicable law. These payments may vary widely, depending upon the nature of the event or the relationship. We may make these payments upon the initiation of a relationship with a firm, and at any time thereafter.

We may have other relationships with firms relating to the provisions of services to the Contacts, such as providing omnibus account services, transaction processing services, or effecting portfolio transactions for Portfolios. If a firm provides these services, we may compensate the firm for these services. In addition, a firm may have other compensated or uncompensated relationships with us that are not related to the Contracts.




                          Legal and Regulatory Matters


There are no legal proceedings to which we, the Separate Account or the principal underwriter is a party, or to which the assets of the Separate Account are subject, that are likely to have a material adverse effect on:

     -    the Separate Account; or

     - the ability of the principal underwriter to perform its contract with the Separate Account; or

     - on our ability to meet our obligations under the variable annuity contracts funded through the Separate Account.


On June 25, 2007, John Hancock Investment Management Services, LLC (the "Adviser") and John Hancock Distributors LLC (the "Distributor") and two of their affiliates (collectively, the "John Hancock Affiliates") reached a settlement with the Securities and Exchange Commission ("SEC") that resolved an investigation of certain practices relating to the John Hancock Affiliates' variable annuity and mutual fund operations involving directed brokerage and revenue sharing. Under the terms of the settlement, each John Hancock Affiliate was censured and agreed to pay a $500,000 civil penalty to the United States Treasury. In addition, the Adviser and the Distributor agreed to pay disgorgement of $14,838,943 and prejudgment interest of $2,001,999 to the John Hancock Trust Portfolios that participated in the Adviser's commission recapture program during the period from 2000 to April 2004. Collectively, all John Hancock Affiliates agreed to pay a total disgorgement of $16,926,420 and prejudgment interest of $2,361,460 to the entities advised or distributed by John Hancock Affiliates. The Adviser discontinued the use of directed brokerage in recognition of the sale of Portfolio shares in April 2004.

                        APPENDIX A: Financial Statements

AUDITED FINANCIAL STATEMENTS

John Hancock Life Insurance Company of New York
Years Ended December 31, 2007, 2006 and 2005

                JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

                     INDEX TO AUDITED FINANCIAL STATEMENTS

Report of Independent Registered Public Accounting Firm................................................................ F-2

Audited Financial Statements:..........................................................................................

Balance Sheets as of December 31, 2007 and 2006........................................................................
                                                                                                                        F-3

Statements of Income for the years ended December 31, 2007, 2006, and 2005.............................................
                                                                                                                        F-4

Statements of Changes in Shareholder's Equity and Comprehensive Income for the years ended December 31, 2007, 2006, and
  2005................................................................................................................. F-5

Statements of Cash Flows for the years ended December 31, 2007, 2006, and 2005.........................................
                                                                                                                        F-6

Notes to Financial Statements..........................................................................................
                                                                                                                        F-7

            Report of Independent Registered Public Accounting Firm

The Board of Directors
John Hancock Life Insurance Company of New York

We have audited the accompanying balance sheets of John Hancock Life Insurance Company of New York ("the Company") as of December 31, 2007 and 2006, and the related statements of income, changes in shareholder's equity and comprehensive income, and cash flows for each of the three years in the period ended
December 31, 2007. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of John Hancock Life Insurance Company of New York at December 31, 2007 and 2006 and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2007, in conformity with U.S. generally accepted accounting principles.

                                                   /s/ ERNST & YOUNG LLP

Boston, Massachusetts
April 25, 2008

                JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

                                BALANCE SHEETS

                                                                                  December 31,
                                                                              ---------------------
                                                                                 2007       2006
                                                                              ---------- ----------
                                                                                 (in thousands)
Assets

Investments
Fixed maturities:
   Available-for-sale-at fair value (cost: 2007 - $510,322, 2006 - $357,078). $  528,685 $  357,642
Investment in unconsolidated affiliate.......................................        800        800
Policy loans.................................................................     35,092     28,345
Short-term investments.......................................................    194,215    153,598
Other investments............................................................         83         --
                                                                              ---------- ----------
   Total Investments.........................................................    758,875    540,385

Cash and cash equivalents....................................................     33,093     25,448
Accrued investment income....................................................     18,554     16,610
Amounts due from affiliates..................................................        443      1,300
Deferred policy acquisition costs............................................    394,160    299,620
Deferred sales inducements...................................................     37,094     31,645
Reinsurance recoverable......................................................     40,308     31,404
Other assets.................................................................     29,431     12,141
Separate account assets......................................................  6,513,671  5,451,543
                                                                              ---------- ----------
   Total Assets.............................................................. $7,825,629 $6,410,096
                                                                              ========== ==========
Liabilities and Shareholder's Equity

Liabilities:

Future policy benefits....................................................... $  634,018 $  519,898
Unearned revenue.............................................................     18,054     14,690
Unpaid claims and claim expense reserves.....................................      1,762      1,467
Amounts due to affiliates....................................................     22,680      7,641
Amounts payable for securities...............................................      5,157         --
Deferred income tax liability................................................     73,425     47,753
Federal income tax payable to affiliates.....................................     40,007     43,435
Other liabilities............................................................     81,437     13,587
Separate account liabilities.................................................  6,513,671  5,451,543
                                                                              ---------- ----------
   Total Liabilities.........................................................  7,390,211  6,100,014

Shareholder's Equity:........................................................

Common stock.................................................................      2,000      2,000
Additional paid in capital...................................................    113,306    113,306
Retained earnings............................................................    308,478    193,749
Accumulated other comprehensive income.......................................     11,634      1,027
                                                                              ---------- ----------
   Total Shareholder's Equity................................................    435,418    310,082
                                                                              ---------- ----------
   Total Liabilities and Shareholder's Equity................................ $7,825,629 $6,410,096
                                                                              ========== ==========

The accompanying notes are an integral part of these financial statements.

                JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

                             STATEMENTS OF INCOME

                                                                                     For the years ended December 31,
                                                                                     -------------------------------
                                                                                       2007       2006       2005
                                                                                     --------   --------   --------
                                                                                            (in thousands)
Revenues

   Premiums......................................................................... $  5,376   $    164   $    302
   Fee income.......................................................................  154,376    110,718     73,647
   Net investment income............................................................  172,360    136,194     80,856
   Net realized investment losses...................................................   (5,749)    (2,657)      (263)
                                                                                     --------   --------   --------
       Total revenues...............................................................  326,363    244,419    154,542

Benefits and expenses

   Benefits to policyholders........................................................   74,785     30,411     13,952
   Other operating costs and expenses...............................................   50,328     39,792     34,181
   Amortization of deferred policy acquisition costs and deferred sales inducements.   38,260     61,840     29,339
                                                                                     --------   --------   --------
       Total benefits and expenses..................................................  163,373    132,043     77,472
                                                                                     --------   --------   --------
Income before income taxes..........................................................  162,990    112,376     77,070

Income taxes........................................................................   48,261     39,903     24,515
                                                                                     --------   --------   --------
Net income.......................................................................... $114,729   $ 72,473   $ 52,555
                                                                                     ========   ========   ========

The accompanying notes are an integral part of these financial statements.

                JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

                 STATEMENTS OF CHANGES IN SHAREHOLDER'S EQUITY
                           AND COMPREHENSIVE INCOME

                                                                        Accumulated
                                                   Additional              Other         Total
                                            Common  Paid In   Retained Comprehensive Shareholder's Outstanding
                                            Stock   Capital   Earnings    Income        Equity       Shares
                                            ------ ---------- -------- ------------- ------------- -----------
                                                                      (in thousands)
Balance at January 1, 2005................. $2,000  $113,306  $ 68,721    $   434      $184,461       2,000

Comprehensive income:
   Net income..............................                     52,555                   52,555
   Other comprehensive income, net of tax:.
       Net unrealized losses...............                                  (365)         (365)
                                                                                       --------
Comprehensive income.......................                                              52,190
                                            ------  --------  --------    -------      --------       -----
Balance at December 31, 2005............... $2,000  $113,306  $121,276    $    69      $236,651       2,000
                                            ======  ========  ========    =======      ========       =====
Comprehensive income:
   Net income..............................                     72,473                   72,473
   Other comprehensive income, net of tax:.
       Net unrealized gains................                                   958           958
                                                                                       --------
Comprehensive income.......................                                              73,431
                                            ------  --------  --------    -------      --------       -----
Balance at December 31, 2006............... $2,000  $113,306  $193,749    $ 1,027      $310,082       2,000
                                            ======  ========  ========    =======      ========       =====
Comprehensive income:
   Net income..............................                    114,729                  114,729
   Other comprehensive income, net of tax:.
       Net unrealized gains................                                10,607        10,607
                                                                                       --------
   Comprehensive income....................                                             125,336
                                            ------  --------  --------    -------      --------       -----
Balance at December 31, 2007............... $2,000  $113,306  $308,478    $11,634      $435,418       2,000
                                            ======  ========  ========    =======      ========       =====

The accompanying notes are an integral part of these financial statements.

                JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

                           STATEMENTS OF CASH FLOWS

                                                                                              For the years ended December 31,
                                                                                              -------------------------------
                                                                                                 2007       2006       2005
                                                                                              ---------  ---------  ---------
                                                                                                       (in thousands)
Cash flows provided by operating activities:
   Net income................................................................................ $ 114,729  $  72,473  $  52,555
       Adjustments to reconcile net income to net cash provided by operating activities:.....
       Net realized investment losses........................................................     5,749      2,657        263
       Increase in reinsurance recoverable...................................................    (8,904)   (14,228)    (7,054)
       Deferral of policy acquisition costs and sales inducements............................  (139,185)  (114,573)   (88,651)
       Amortization of deferred policy acquisition costs and deferred sales inducements......    38,260     61,840     29,339
       Increase in accrued investment income.................................................    (1,944)    (4,061)    (3,654)
       Increase (decrease) in other assets and other liabilities, net........................    67,565     45,430     (4,444)
       Increase in policyholder liabilities and accruals, net................................    25,504     13,641     10,351
       (Increase) decrease in deferred income tax liability..................................    19,960     (2,594)    19,564
                                                                                              ---------  ---------  ---------
       Net cash provided by operating activities.............................................   121,734     60,585      8,269

Cash flows used in investing activities:
   Sales of fixed maturities available-for-sale..............................................    30,918     45,385     31,293
   Maturities of fixed maturities available-for-sale.........................................   108,552     94,433    101,137
   Purchases of fixed maturities available-for-sale..........................................  (293,284)  (243,091)  (181,590)
   Net purchases of short-term investments...................................................   (41,161)    16,675     (2,834)
   Policy loans advanced, net................................................................    (6,747)    (6,781)    (3,604)
   Net purchases of other investments........................................................       (83)        --         --
   Net change in payable for undeliverable securities........................................     5,160         --      7,238
                                                                                              ---------  ---------  ---------
       Net cash used in investing activities.................................................  (196,645)   (93,379)   (48,360)

Cash flows provided by financing activities:
   Deposits and interest credited to policyholder account balances...........................   345,150    224,127    174,846
   Net transfers to separate accounts from policyholders.....................................  (157,569)   (98,483)   (73,030)
   Return of policyholder funds..............................................................  (105,025)   (91,546)   (73,528)
                                                                                              ---------  ---------  ---------
   Net cash provided by financing activities.................................................    82,556     34,098     28,288
                                                                                              ---------  ---------  ---------
   Net increase (decrease) in cash and cash equivalents......................................     7,645      1,304    (11,803)

Cash and cash equivalents at beginning of year...............................................    25,448     24,144     35,947
                                                                                              ---------  ---------  ---------
Cash and cash equivalents at end of year..................................................... $  33,093  $  25,448  $  24,144
                                                                                              =========  =========  =========

The accompanying notes are an integral part of these financial statements.

                JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

                         NOTES TO FINANCIAL STATEMENTS

                    (IN THOUSANDS UNLESS OTHERWISE STATED)

Note 1 - Summary of Significant Accounting Policies

Business

John Hancock Life Insurance Company of New York (the Company) is a stock life insurance company, which was organized on February 10, 1992 under the laws of the State of New York. The New York Insurance Department (the Department) granted the Company a license to operate on July 22, 1992. Effective January 1, 2002, the Company became a wholly owned subsidiary of John Hancock Life Insurance Company (U.S.A) (JHUSA). JHUSA is a wholly-owned subsidiary of The Manufacturers Investment Corporation (MIC). MIC is an indirect, wholly-owned subsidiary of The Manufacturers Life Insurance Company (MLI). MLI, in turn, is a wholly owned subsidiary of Manulife Financial Corporation (MFC), a Canadian-based publicly traded company. MFC and its subsidiaries are collectively known as "Manulife Financial".

The Company offers and issues individual and group annuity contracts and individual life insurance and group pension contracts. All of these contracts (collectively, the contracts) are sold exclusively in the State of New York. Amounts invested in the fixed portion of the contracts are allocated to the general account of the Company. Amounts invested in the variable portion of the contracts are allocated to the separate accounts of the Company. Each of these separate accounts invest in either the shares of various portfolios of the John Hancock Trust (JHT), a no-load, open-end investment management company organized as a Massachusetts business trust, or in various portfolios of open-end investment management companies offered and managed by unaffiliated third parties.

John Hancock Investment Management Services, LLC (JHIMS), an affiliate of the Company, is the investment advisor to JHT. On October 1, 2002, JHUSA exchanged a 30% ownership interest in JHIMS for one common share of the Company. This transaction increased the Company's ownership of JHIMS from 10% to 40%. On November 1, 2005, JHIMS amended its Limited Liability Company Agreement to admit a new member. This amendment decreased the Company's ownership in JHIMS to 38%. The Company's investment in JHIMS amounts to $800 and is accounted for using the equity method.

Basis of Presentation

The accompanying financial statements of the Company have been prepared in conformity with U.S. generally accepted accounting principles, which requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Reclassifications

Certain prior year amounts have been reclassified to conform to the current year presentation.

                JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

Investments

The Company classifies its fixed maturity securities as available-for-sale and records these securities at fair value. Unrealized gains and losses related to available-for-sale securities are reflected in shareholder's equity, net of policyholder related amounts and deferred taxes. Interest income is generally recognized on the accrual basis. The amortized cost of debt securities is adjusted for amortization of premiums and accretion of discounts to maturity. Such amortization is included in net investment income. The amortized cost of fixed maturity investments is adjusted for impairments in value deemed to be other than temporary, and such adjustments are reported as a component of net realized investment gains (losses).

Policy loans are reported at unpaid principal balances, which approximate fair value.

Short-term investments, which include investments with maturities when purchased greater than 90 days and less than one year, are reported at fair value.

Cash and Cash Equivalents

Cash and cash equivalents include cash and all highly liquid debt investments with a remaining maturity of three months or less when purchased.

Deferred Policy Acquisition Costs ("DAC") and Deferred Sales Inducements ("DSI")

Commissions and other expenses that vary with, and are primarily related to, the production of new business are deferred to the extent recoverable and included as an asset. DAC associated with annuity contracts and group pension contracts are being amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality, and expense margins. The amortization is adjusted retrospectively when estimates of current or future gross profits are revised. Assuming the unrealized gains or losses on securities had been realized at year-end, DAC is adjusted for the impact on estimated future gross profits for such unrealized gains (losses). The impact of any such adjustments is included in net unrealized gains (losses) in accumulated other comprehensive income. DAC associated with traditional non-participating individual insurance contracts is amortized over the premium-paying period of the related policies. DAC is reviewed annually to determine recoverability from future income and, if not recoverable, is immediately expensed. As of December 31, 2007 and 2006, the Company's DAC was deemed recoverable.

The Company currently offers enhanced crediting rates or bonus payments to contract holders on certain of its individual annuity products (Deferred Sales Inducements or DSI). Those inducements that are incremental to amounts the Company credits on similar contracts without sales inducements and are higher than the contracts' expected ongoing crediting rates for periods after the inducement are capitalized at inception. The capitalized amounts are then amortized over the life of the underlying contracts consistent with the methodology used to amortize DAC. DSI is reviewed annually to determine recoverability from future income, and if not recoverable, is immediately expensed. As of December 31, 2007 and 2006, the Company's DSI was deemed recoverable.

Reinsurance

The Company utilizes reinsurance agreements to provide for greater diversification of business, allowing management to control exposure to potential losses arising from large risks and provide additional capacity for growth.

Assets and liabilities related to reinsurance ceded contracts are reported on a gross basis. The accompanying Statements of Income reflect premiums, benefits and settlement expenses net of reinsurance ceded. Reinsurance premiums, commissions, expense reimbursements, benefits and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. The Company remains liable to its policyholders to the extent that counterparties to reinsurance ceded contracts do not meet their contractual obligations.

                JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

Separate Accounts

Separate account assets and liabilities reported in the Company's Balance Sheets represent funds that are administered for investment contracts related to group pension business, as well as for variable annuity and variable life contracts, and invested by the Company to meet specific investment objectives of the contractholders. Net investment income and net realized investment gains (losses) generally accrue directly to such contractholders who bear the investment risk, subject, in some cases to principal guarantees and minimum guaranteed rates of income. The assets of each separate account are legally segregated and are not subject to claims that arise out of any other business of the Company. Separate account assets are reported at fair value. Deposits, surrenders, net investment income, net realized investment (losses) gains and the related liability changes of separate accounts are offset within the same line on the Statements of Income. Fees charged to contractholders, principally mortality, policy administration and surrender charges, are included in the revenues of the Company.

Future Policy Benefits

For fixed and variable annuities, group pension contracts, variable life contracts and universal life contracts with no substantial mortality or morbidity risk, policyholder liabilities equal the policyholder account values before surrender charges and additional reserves established on certain guarantees offered in certain variable annuity products. Account values are increased for deposits received and interest credited and are reduced by withdrawals, mortality charges, and administrative expenses charged to the policyholders. Benefit liabilities for annuities during the accumulation period are equal to accumulated contractholders' fund balances and after annuitization are equal to the present value of expected future payments. For traditional non-participating life insurance policies, policyholder liabilities are computed using the net level premium method and are based upon estimates as to future mortality, persistency, maintenance expenses, and interest rate yields that are applicable in the year of issue. The assumptions include a provision for adverse deviation. Benefits for fixed and variable annuity, variable life contracts and for universal life contracts include interest credited to policyholder account balances and benefit claims incurred during the period in excess of policyholder account balances. Estimates of future policy benefit reserves, claim reserves and expenses are reviewed continually and adjusted as necessary; such adjustments are reflected in current earnings. Although considerable variability is inherent in such estimates, management believes that future policy benefit reserves and unpaid claims and claims expense reserves are adequate.

Revenue Recognition

Fee income from separate accounts, annuity contracts and group pension contracts consists of charges for mortality, expenses, surrender and administration charges that have been assessed against the policyholder account balances. Premiums on traditional non-participating life insurance policies are recognized as revenue when due. Investment income is recorded on the accrual basis of accounting and is adjusted for any amortization of premiums or discounts, where applicable.

Federal Income Taxes

The provision for federal income taxes includes amounts currently payable or recoverable and deferred income taxes, computed under the liability method, resulting from temporary differences between the tax basis and book basis of assets and liabilities. A valuation allowance is established for deferred tax assets when it is more likely than not that an amount will not be realized.

Recent Accounting Pronouncements

   Statement of Financial Accounting Standards No. 159, The Fair Value Option for Financial Assets and Financial Liabilities (SFAS 159)

In February 2007, the FASB issued SFAS 159. SFAS 159's objective is to enable companies to mitigate earnings volatility which is caused by measuring related assets and liabilities differently, without having to apply complex hedge accounting provisions. SFAS 159 provides the option to use fair value accounting for most financial assets and financial liabilities, with changes in fair value reported in earnings. Selection of the fair value option is irrevocable, and can be applied on a partial basis, i.e. to some but not all similar financial assets or liabilities.

                JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

SFAS 159 will be effective for the Company's financial statements beginning January 1, 2008, and will then be prospectively applicable. The Company is currently evaluating the impact adoption of SFAS 159 will have on its financial position or results of operations.

   Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157)

In September 2006, the FASB issued SFAS 157. This standard, which provides guidance on how to measure fair values of assets and liabilities, applies whenever other standards require or permit assets or liabilities to be measured at fair value, but does not discuss when to use fair value accounting. SFAS 157 establishes a fair value measurement hierarchy that gives the highest priority to quoted trade prices in active markets and the lowest priority to market-unobservable data. It requires enhanced disclosure of fair value measurements including tabular disclosure by level of fair valued assets and liabilities within the hierarchy and tabular presentation of continuity within the period of those fair valued items valued using the lowest hierarchy level.

SFAS 157 will be effective for the Company beginning January 1, 2008 and will be prospectively applicable. The Company expects the adoption of SFAS 157 will have a material effect on its financial position and results of operations. The impact of adoption is currently being refined.

   FASB Financial Interpretation No. 48, Accounting for Uncertainty in Income Taxes an Interpretation of FASB Statement No. 109 (FIN 48)

In June 2006, the FASB issued FIN 48. FIN 48 prescribes a recognition and measurement model for the impact of tax positions taken or expected to be taken in a tax return, and provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition. FIN 48 requires evaluation of whether a tax position taken on a tax return is more likely than not to be sustained if challenged, and if so, evaluation of the largest benefit that is more than 50% likely of being realized on ultimate settlement. Differences between these benefits and actual tax positions result in either A) an increase in a liability for income taxes payable or a reduction of an income tax refund receivable, B) a reduction in a deferred tax asset or an increase in a deferred tax liability, or both A and B. FIN 48 requires recording a cumulative effect of adoption in retained earnings as of beginning of year of adoption.

FIN 48 was effective for the Company's financial statements beginning
January 1, 2007. The Company had no cumulative effect of adoption to its January 1, 2007 retained earnings. Adoption of FIN 48 had no material impact on the Company's financial position at December 31, 2007 and results of operations for the year ended December 31, 2007.

   AICPA Statement of Position 05-1- "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts" (SOP 05-1)

In September 2005, the Accounting Standards Executive Committee (AcSEC) of the American Institute of Certified Public Accountants (AICPA) issued SOP 05-1. SOP 05-1 provides guidance on accounting for deferred acquisition costs of internal replacements of insurance and investment contracts.

An internal replacement that is determined to result in a replacement contract that is substantially changed from the replaced contract should be accounted for as an extinguishment of the replaced contract. Unamortized deferred acquisition costs, unearned revenue liabilities, and deferred sales inducement assets from extinguished contracts should no longer be deferred and should be charged off to expense.

                JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

SOP 05-1was effective for the Company's internal replacements occurring on or after January 1, 2007. Retrospective adoption is not permitted. In connection with the Company's adoption of SOP 05-1 as of January 1, 2007, there was no impact to the Company's financial position or results of operations.

Note 2 - Related Party Transactions

The Company utilizes various services provided by MLI and its affiliates. Such services include legal, personnel, marketing, investment accounting, and other corporate services and are billed based on intercompany cost allocations. Management believes the allocation methods used are reasonable and appropriate in the circumstances; however, the Company's Balance Sheets may not necessarily be indicative of the financial condition that would have existed if the Company operated as an unaffiliated entity. Pursuant to an administrative services agreement effective for 2001 and beyond, all inter-company services, except for investment services, are billed through JHUSA to the Company. Pursuant to an investment services agreement, all investment services are billed directly by MLI to the Company. For the years ended December 31, 2007, 2006, and 2005, the Company was billed administrative and investment service expenses of $44,939, $38,088, and $34,562, respectively, from the MLI group of affiliated companies. At December 31, 2007 and 2006, the Company had a net liability to the MLI group of affiliated companies of $21,920 and $6,230, respectively, for services provided.

John Hancock Distributors, LLC, a wholly owned subsidiary of JHUSA, is the exclusive distributor of all variable annuity, variable life, and group pension contracts issued by the Company. For the years ended December 31, 2007, 2006, and 2005, the Company was billed underwriting commissions of $128,845, $106,609, and $79,273, respectively. The Company had a net liability for services provided of $317 and $111 at December 31, 2007 and 2006, respectively.

The Company had a receivable from JHIMS relating to distributions of $10,585 and $9,332, which was included in accrued investment income at December 31, 2007 and 2006, respectively.

The Company participates in a liquidity pool of its parent, JHUSA, as set forth in the terms of the Liquidity Pool and Loan Facility Agreements, which became effective May 27, 2005. The Company had $21,795 and $25,184 invested in this pool at December 31, 2007 and 2006, respectively. The Company can improve the investment return on their excess cash through participation in this Liquidity Pool.

                JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

Note 3 -- Investments

The following information summarizes the components of net investment income and net realized investment (losses) gains:

                                             For the years ended December 31,
                                             -------------------------------
                                               2007        2006       2005
                                              --------   --------   -------
      Net investment income
         Fixed maturities................... $ 26,682    $ 20,004   $12,864
         Short-term investments.............    4,605       2,398     1,317
         Other invested assets..............  141,750     114,601    67,060
                                              --------   --------   -------
         Gross investment income............  173,037     137,003    81,241
             Less investment expenses.......      677         809       385
                                              --------   --------   -------
      Net investment income................. $172,360    $136,194   $80,856
                                              ========   ========   =======
      Net realized investment (losses) gains
         Fixed maturities................... $ (1,639)   $ (2,554)  $  (206)
         Short-term investments.............        1          --       (10)
         Other invested assets..............   (4,111)       (103)      (47)
                                              --------   --------   -------
      Net realized investment losses........ $ (5,749)   $ (2,657)  $  (263)
                                              ========   ========   =======

The Company's investment in JHIMS is included in investment in unconsolidated affiliate. Income earned from the Company's investment in JHIMS was $139,199, $112,874, and $65,793 for the years ended December 31, 2007, 2006, and 2005, respectively, and is included in net investment income. As of December 31, 2007 and 2006, total assets for JHIMS were $39,838 and $34,086, and total liabilities were $37,732 and $31,980. For the years ended December 31, 2007, 2006, and 2005, net income of JHIMS was $352,922, $283,029, and $164,500, respectively. The Company has a 38% equity ownership in JHIMS and is allocated approximately 39% of earnings pursuant to the Limited Liability Company Agreement.

Gross gains realized on the sale of available-for-sale securities were $443, $0, and $95 for the years ended December 31, 2007, 2006, and 2005, respectively. Gross losses realized on the sale of available-for-sale securities were $0, $1,131, and $301 for the years ended December 31, 2007, 2006 and 2005, respectively. During 2007, other-than-temporary impairments on fixed maturity securities of $2,082 (2006 - $1,562; 2005 - $0) were recognized in the Statements of Income.

                JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

As of December 31, 2007 and 2006, all fixed maturity securities have been classified as available-for-sale and reported at fair value. The amortized cost and fair value are summarized below for the years indicated:

                                                          December 31, 2007
                                              ------------------------------------------
                                                          Gross      Gross
                                              Amortized Unrealized Unrealized
                                                Cost      Gains      Losses   Fair Value
                                              --------- ---------- ---------- ----------
Available-for-Sale:
U.S. government.............................. $289,163   $13,142      $ --     $302,305
Foreign governments..........................    8,596         7        (5)       8,598
Corporate securities.........................  212,563     5,264       (45)     217,782
                                              --------   -------      ----     --------
   Total fixed maturities available-for-sale. $510,322   $18,413      $(50)    $528,685
                                              ========   =======      ====     ========

                                                          December 31, 2006
                                              ------------------------------------------
                                                          Gross      Gross
                                              Amortized Unrealized Unrealized
                                                Cost      Gains      Losses   Fair Value
                                              --------- ---------- ---------- ----------
Available-for-Sale:
U.S. government.............................. $185,608    $1,211    $(1,018)   $185,801
Foreign governments..........................   10,160        --       (166)      9,994
Corporate securities.........................  161,310       943       (406)    161,847
                                              --------    ------    -------    --------
   Total fixed maturities available-for-sale. $357,078    $2,154    $(1,590)   $357,642
                                              ========    ======    =======    ========

Analysis of Unrealized Losses on Fixed Maturity Securities

The Company has a process in place to identify securities that could potentially have an impairment that is other than temporary. This process involves monitoring market events that could impact issuers' credit ratings, business climate, management changes, litigation and government actions, and other similar factors. This process also involves monitoring late payments, downgrades by rating agencies, key financial ratios, financial statements, revenue forecasts and cash flow projections as indicators of credit issues.

At the end of each quarter, the Manulife Loan Review Committee reviews all securities where market value is less than eighty percent of amortized cost for six months or more to determine whether impairments need to be taken. This committee meets with the head of workouts, the head of each industry team, the head of portfolio management, and the Chief Credit Officer of Manulife. The analysis focuses on each investee company's or project's ability to service its debts in a timely fashion and the length of time the security has been trading below amortized cost. The results of this analysis are reviewed by the Credit Committee at Manulife. This committee includes Manulife's Chief Financial Officer, Chief Investment Officer, Chief Risk Officer, Chief Credit Officer, and other senior management. This quarterly process includes a fresh assessment of the credit quality of each investment in the entire fixed maturities portfolio.

The Company considers relevant facts and circumstances in evaluating whether the impairment of a security is other than temporary. Relevant facts and circumstances considered include (1) the length of time the fair value has been below cost; (2) the financial position of the issuer, including the current and future impact of any specific events; and (3) the Company's ability and intent to hold the security to maturity or until it recovers in value. To the extent the Company determines that a security is deemed to be other than temporarily impaired, the difference between amortized cost and fair value is charged to earnings.

                JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

There are a number of significant risks and uncertainties inherent in the process of monitoring impairments and determining if impairment is other than temporary. The risks and uncertainties include (1) the risk that our assessment of an issuer's ability to meet all of its contractual obligations will change based on changes in the credit characteristics of that issuer, (2) the risk that the economic outlook will be worse than expected or have more of an impact on the issuer than anticipated, (3) the risk that fraudulent information could be provided to our investment professionals who determine the fair value estimates and other than temporary impairments, and (4) the risk that new information obtained by us or changes in other facts and circumstances lead us to change our intent to hold the security to maturity or until it recovers in value. Any of these situations could result in a charge to earnings in a future period.

As of December 31, 2007 and 2006, there were 5 and 53 fixed maturity securities with an aggregate gross unrealized loss of $50 and $1,590, of which the single largest unrealized loss was $20 and $76. The Company anticipates that these fixed maturity securities will perform in accordance with their contractual terms and currently has the ability and intent to hold these securities until they recover or mature.

                Unrealized Losses on Fixed Maturity Securities

                                                                            As of December 31, 2007
                                                       ----------------------------------------------------------------
                                                        Less than 12 months    12 months or more           Total
                                                       --------------------  --------------------  --------------------
                                                        Carrying              Carrying              Carrying
                                                        Value of              Value of              Value of
                                                       Securities            Securities            Securities
                                                       with Gross            with Gross            with Gross
                                                       Unrealized Unrealized Unrealized Unrealized Unrealized Unrealized
Description of securities:                                Loss      Losses      Loss      Losses      Loss      Losses
--------------------------                             ---------- ---------- ---------- ---------- ---------- ----------
Corporate bonds.......................................  $     --    $  --     $  7,134   $   (45)   $  7,134   $   (45)
Debt securities issued by foreign governments.........        --       --        5,031        (5)      5,031        (5)
                                                        --------    -----     --------   -------    --------   -------
   Total..............................................  $     --    $  --     $ 12,165   $   (50)   $ 12,165   $   (50)
                                                        ========    =====     ========   =======    ========   =======

                                                                            As of December 31, 2006
                                                       ----------------------------------------------------------------
                                                        Less than 12 months    12 months or more           Total
                                                       --------------------  --------------------  --------------------
                                                        Carrying              Carrying              Carrying
                                                        Value of              Value of              Value of
                                                       Securities            Securities            Securities
                                                       with Gross            with Gross            with Gross
                                                       Unrealized Unrealized Unrealized Unrealized Unrealized Unrealized
Description of securities:                                Loss      Losses      Loss      Losses      Loss      Losses
--------------------------                             ---------- ---------- ---------- ---------- ---------- ----------
US Treasury obligations and direct obligations of U.S.
  government agencies.................................  $ 59,487    $ (75)    $ 38,643   $  (943)   $ 98,130   $(1,018)
Corporate bonds.......................................    57,170      (68)      52,468      (338)    109,638      (406)
Debt securities issued by foreign governments.........        --       --        9,994      (166)      9,994      (166)
                                                        --------    -----     --------   -------    --------   -------
   Total..............................................  $116,657    $(143)    $101,105   $(1,447)   $217,762   $(1,590)
                                                        ========    =====     ========   =======    ========   =======

                JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

Unrealized losses can be created by rising interest rates or by rising credit concerns and hence widening credit spreads. Credit concerns are apt to play a larger role in the unrealized loss on below investment grade securities. Unrealized losses on investment grade securities principally relate to changes in interest rates or changes in credit spreads since the securities were acquired. Credit rating agencies' statistics indicate that the investment grade securities have been found to be less likely to develop credit concerns. The Company did not have any below investment grade fixed maturity securities at December 31, 2007 and December 31, 2006.

The amortized cost and fair value of fixed maturities at December 31, 2007, by contractual maturity, are shown below:

                                               Amortized Cost Fair Value
                                               -------------- ----------
        Available-for-Sale:
        Due in one year or less...............    $125,183     $125,596
        Due after one year through five years.     190,798      196,082
        Due after five years through ten years     120,171      126,452
        Due after ten years...................      74,170       80,555
                                                  --------     --------
           Total..............................    $510,322     $528,685
                                                  ========     ========

Fixed-maturity securities with a fair value of $497 and $476 at December 31, 2007 and 2006, respectively, were on deposit with or in custody accounts on behalf of the Department to satisfy regulatory requirements.

There were no non-income producing available-for-sale securities for the years ended December 31, 2007 and 2006.

Equity Method Investments

Investments in other assets, which include unconsolidated joint ventures, partnerships, and limited liability corporations, accounted for using the equity method of accounting totaled $15,138 and $12,953 at December 31, 2007 and 2006, respectively.

Note 4--Income Taxes

The Company participates with its affiliates in a consolidated federal income tax return for the years ended December 31, 2007 and 2006. The Company filed a separate federal income tax return for the year ended December 31, 2005.

In accordance with the income tax-sharing agreements in effect for the applicable tax years, the Company's income tax provision (or benefit) is computed as if the Company filed a separate federal income tax return. The tax charge to the Company will not be more than that which the Company would have paid on a separate return basis. Intercompany settlements of income taxes are made through an increase or reduction to amounts due to or from affiliates. Such settlements occur on a periodic basis in accordance with the tax sharing agreement. Tax benefits from operating losses are provided at the U.S. statutory rate plus any tax credits attributable, provided the consolidated group utilizes such benefits currently.

The components of income taxes were as follows:

                                        For the Years Ended December 31,
                                        --------------------------------
                                         2007       2006       2005
                                         -------    -------    -------
                 Current federal taxes. $33,186    $37,581    $ 4,952
                 Deferred federal taxes  15,075      2,322     19,563
                                         -------    -------    -------
                 Total income taxes.... $48,261    $39,903    $24,515
                                         =======    =======    =======

                JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

A reconciliation of income taxes computed by applying the 35% federal income tax rate to income before income taxes to income tax expense charged to operations follows:

                                           For the Years Ended December 31,
                                           -------------------------------
                                             2007        2006       2005
                                            --------    -------   -------
          Tax at 35%...................... $ 57,047    $39,331    $26,975
          Add (deduct):
             Prior year taxes.............  (10,962)        (8)      (760)
             Dividends received deduction.  (11,031)    (1,909)    (1,707)
             Unrecognized tax benefits....   13,798      2,411         --
             Other........................     (591)        78          7
                                            --------    -------   -------
                 Total income taxes....... $ 48,261    $39,903    $24,515
                                            ========    =======   =======

Deferred income tax assets and liabilities result from tax affecting the differences between the financial statement values and tax values of assets and liabilities at each balance sheet date. The significant components of the Company's deferred tax assets and liabilities were as follows:

                                                             December 31,
                                                         -------------------
                                                            2007      2006
                                                         ---------  --------
   Deferred tax assets:
      Policy reserves adjustments....................... $  61,472  $ 45,879
      Other.............................................     6,244     3,208
                                                         ---------  --------
          Total deferred tax assets.....................    67,716    49,087
                                                         ---------  --------
   Deferred tax liabilities:
      Deferred acquisition costs........................ $ (86,711) $(63,194)
      Unrealized gains on securities available-for-sale.    (6,511)     (473)
      Reinsurance.......................................   (47,919)  (33,173)
      Other.............................................        --        --
                                                         ---------  --------
          Total deferred tax liabilities................  (141,141)  (96,840)
                                                         ---------  --------
          Net deferred tax liabilities.................. $ (73,425) $(47,753)
                                                         =========  ========

The Company paid taxes of $32,462 in 2007 and $4,744 in 2005, and received a tax refund of $492 in 2006.

The Company files income tax returns in the U.S. federal jurisdiction and New York. With few exceptions the Company is no longer subject to U.S. federal, state and local income tax examinations by taxing authorities for years before 1998. The Internal Revenue Service (IRS) completed its examinations for years 1998 through 2003 on December 31, 2005. The Company has filed protests with the IRS Appeals Division of various adjustments raised by the IRS in its examinations of these years. The IRS commenced an examination of the Company's U.S. income tax returns for years 2004 through 2005 in the third quarter of 2007 that is anticipated to be completed by the end of 2009.

The Company adopted the provisions of FIN 48, on January 1, 2007. In connection with the adoption of FIN 48, the Company did not recognize an increase or decrease in its liability for unrecognized tax benefits.

A reconciliation of the beginning and ending amount of unrecognized tax benefits for 2007 is as follows:

                                                             Amount of Unrecognized
                                                               Tax Benefits as of
                                                               December 31, 2007
                                                             ----------------------
Balance as of January 1, 2007...............................        $ 7,322
Additions based on tax positions related to the current year          4,704
Additions for tax positions of prior years..................          4,182
Reductions for tax positions of prior years.................             --
                                                                    -------
Balance as of December 31, 2007.............................        $16,208
                                                                    =======

                JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

Included in the balance as of December 31, 2007, are $16,208 of unrecognized benefits that, if recognized, would affect the Company's effective tax rate.

The Company recognizes interest accrued related to unrecognized tax benefits in interest expense (part of other operating costs and expenses) and penalties in income tax expense. During the years ended December 31, 2007 and 2006, the Company recognized approximately $845 and $354 in interest expense, respectively. The Company had approximately $1,199 and $354 accrued for interest as of December 31, 2007 and December 31, 2006 respectively. The Company has not recognized any material amounts of penalties during the years ended December 31, 2007, 2006 and 2005.

Note 5 - Reinsurance

The effect of reinsurance on premiums written and earned was as follows:

                              For the years ended December 31,
                  --------------------------------------------------------
                         2007                2006               2005
                       Premiums            Premiums           Premiums
                  ------------------  ------------------  ----------------
                   Written   Earned    Written   Earned   Written   Earned
                  --------  --------  --------  --------  -------  -------
     Direct...... $ 34,919  $ 35,035  $ 18,448  $ 18,693  $ 8,967  $ 8,920
     Assumed.....       --        --        --        --       --       --
     Ceded.......  (29,659)  (29,659)  (18,529)  (18,529)  (8,618)  (8,618)
                  --------  --------  --------  --------  -------  -------
     Net Premiums $  5,260  $  5,376  $    (81) $    164  $   349  $   302
                  ========  ========  ========  ========  =======  =======

At December 31, 2007, the Company had treaties with twenty-one re-insurers, nineteen non-affiliated and two affiliated. The per policy life risk retained by the Company is capped at a maximum of $100. In 2007, there were twenty-one recoveries under these agreements totaling a recovery of $14,008 on $17,180 of death claims. In 2006, there were eight recoveries under these agreements totaling a recovery of $2,204 on $3,911 of death claims. In 2005, there were three recoveries under these agreements totaling a recovery of $1,906 on $3,214 of death claims.

At December 31, 2007, the Company had deferred stop loss reinsurance agreements with one unaffiliated reinsurer to cover a portion of the risk associated with variable annuity minimum death benefit guarantee claims. The Company paid $993, $1,063, and $1,108 in reinsurance premiums for the years ended December 31, 2007, 2006, and 2005, respectively. The agreements have a term of fifteen years, at the end of which a settlement will be made. The Company has accounted for these agreements using the deposit method.

At December 31, 2007, the Company had reinsurance agreements with two unaffiliated reinsurers to cover a portion of the risk associated with variable annuity minimum income benefit guarantee claims. The Company paid $2,835, $2,963, and $2,720 in reinsurance premiums for the years ended December 31, 2007, 2006, and 2005, respectively.

Reinsurance premiums and benefits paid or provided are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.

                JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

Reinsurance ceded contracts do not relieve the Company from its obligations to policyholders. The Company remains liable to its policyholders for the portion reinsured to the extent that any reinsurer does not meet its obligations for reinsurance ceded to it under the reinsurance agreements. Failure of the reinsurers to honor their obligations could result in losses to the Company; consequently, estimates are established for amounts deemed or estimated to be uncollectible. To minimize its exposure to significant losses from reinsurance insolvencies, the Company evaluates the financial condition of its reinsurers and monitors concentration of credit risk arising from similar characteristics among the reinsurers.

Note 6 - Pension Benefit Plans and Other Postretirement Benefit Plans

The Company participates in a non-contributory pension plan , which is sponsored by an affiliate, John Hancock Financial Services, Inc. These benefits are provided through both funded qualified (the Plan) and unfunded non-qualified defined benefit and qualified defined contribution pension plans. Through the non-qualified defined benefit plans, the Company provides supplemental pension benefits to employees with compensation and/or pension benefits in excess of the qualified plan limits under applicable law. The Company uses a December 31 measurement date. Pension benefits are provided to participants of the Plan after three years of vesting. The normal form of payment under the Plan is a life annuity, payable at the normal retirement age of 65. Various optional forms of payment are available including lump sum. Early retirement benefits are actuarially equivalent to the projected age 65 cash balance account, but are subsidized for participants who were age 45 with five or more years vesting service on July 1, 1998 and who terminate employment after attaining age 50 and completing 10 years of service. The costs associated with the Plan were charged to the Company and were not material for the years ended December 31, 2007, 2006 and 2005.

The Company participates in a defined contribution 401(k) savings plan sponsored by an affiliate, John Hancock Life Insurance Company. This plan is subject to the provisions of the Employee Retirement Income Security Act of 1974. The costs associated with the Plan were charged to the Company and were not material for the years ended December 31, 2007, 2006 and 2005.

In addition to the retirement plans, the Company participates in a post-retirement benefit plan that is sponsored by JHUSA. This plan provides medical and life insurance covering its retired employees hired before January 1, 2005, who have attained age 50 and have 10 or more years of service with the Company. This welfare plan provides primary medical coverage for retirees and spouses under age 65. When the retirees or the covered spouses reach age 65, Medicare provides primary coverage and this plan provides secondary coverage. This plan is contributory with the amount of contribution based on the service of the employees as at the time of retirement with contributions not required for certain select retirees. It also provides the employee with a life insurance benefit of 100% of the basic coverage just prior to retirement up to a maximum of $2.5 million.

The welfare plan was amended effective January 1, 2007 whereby participants who had not reached a certain age and years of service with the Company were no longer eligible for such Company contributory benefits. Also the number of years of service required to be eligible for the benefit was increased to 15 years. The future retiree life insurance coverage amount was frozen as of December 31, 2006.

                JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

Note 7 - Commitments and Contingencies

Commitments. The Company leases office space under various operating lease agreements, which will expire in March of 2009. For the years ended December 31, 2007, 2006, and 2005 the Company incurred rent expense of $75, $94, and $181, respectively.

The minimum lease payments associated with the office space under the operating lease agreement are as follows:

                                       Minimum
                                        Lease
                                       Payments
                                       --------
                                 2008.   $ 82
                                 2009.     21
                                         ----
                                 Total   $103
                                         ====

Legal Proceedings. The Company is regularly involved in litigation both as a defendant and as a plaintiff. The litigation naming it as a defendant ordinarily involves its activities as a provider of insurance protection and wealth management products, and as a taxpayer. In addition, the New York Insurance Department, the New York Attorney General, the United States Securities and Exchange Commission, the Financial Industry Regulatory Authority and other government and regularity bodies regularly make inquiries and, from time to time, require the production of information or conduct examinations concerning compliance with, among other things, insurance laws, securities laws, and laws governing activities of broker-dealers. The Company does not believe that the conclusion of any current legal or regulatory matters, either individually or in the aggregate, will have a material adverse effect on its financial condition or results of operations.

                JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

Note 8 - Shareholder's Equity

Common Stock

The Company has one class of capital stock: common stock ($1 par value, 3,000,000 shares authorized and 2,000,001 shares issued and outstanding) at December 31, 2007 and 2006.

Accumulated Other Comprehensive Income

Changes in accumulated other comprehensive income for the years indicated are presented below:

                                                                                                              Accumulated
                                                                                                     Net         Other
                                                                                                  Unrealized Comprehensive
                                                                                                    Gains       Income
                                                                                                  ---------- -------------
Balance at January 1, 2005.......................................................................  $   434      $   434
Gross unrealized losses (net of deferred income tax benefit of $602).............................   (1,119)      (1,119)
Reclassification adjustment for losses realized in net income (net of income tax benefit of $72).      134          134
Adjustment to deferred policy acquisition costs (net of deferred income tax expense of $286).....      531          531
Adjustment to deferred sales inducements (net of deferred income tax expense of $47).............       89           89
                                                                                                   -------      -------
Net unrealized losses............................................................................     (365)        (365)
                                                                                                   -------      -------
Balance at December 31, 2005.....................................................................       69           69
                                                                                                   =======      =======
Gross unrealized gains (net of deferred income tax expense of $242)..............................      451          451
Reclassification adjustment for losses realized in net income (net of income tax benefit of $396)      735          735
Adjustment to deferred policy acquisition costs (net of deferred income tax benefit of $106).....     (198)        (198)
Adjustment to deferred sales inducements (net of deferred income tax benefit of $16).............      (30)         (30)
                                                                                                   -------      -------
Net unrealized gains.............................................................................      958          958
                                                                                                   -------      -------
Balance at December 31, 2006.....................................................................    1,027        1,027
                                                                                                   =======      =======
Gross unrealized gains (net of deferred income tax expense of $6,194)............................   11,503       11,503
Reclassification adjustment for gains realized in net income (net of income tax expense of $155).     (288)        (288)
Adjustment to deferred policy acquisition costs (net of deferred income tax benefit of $285).....     (530)        (530)
Adjustment to deferred sales inducements (net of deferred income tax benefit of $42).............      (78)         (78)
                                                                                                   -------      -------
Net unrealized gains.............................................................................   10,607       10,607
                                                                                                   -------      -------
Balance at December 31, 2007.....................................................................  $11,634      $11,634
                                                                                                   =======      =======

                JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

Net unrealized investment gains, included in the balance sheets as a component of shareholder's equity, are summarized as follows:

                                                                   2007    2006    2005
                                                                 -------  ------  -----
Balance at end of year comprises:
   Fixed maturities............................................. $18,363  $  564  $(296)
   Short-term and other investments.............................     241     786   (178)
                                                                 -------  ------  -----
Total...........................................................  18,604   1,350   (474)

Amounts of unrealized investment losses (gains) attributable to:
   Deferred acquisition costs...................................    (614)    201    505
   Deferred sales inducements...................................     (91)     29     75
   Deferred federal income taxes................................  (6,265)   (553)   (37)
                                                                 -------  ------  -----
Total...........................................................  (6,970)   (323)   543
                                                                 -------  ------  -----
Net unrealized investment gains................................. $11,634  $1,027  $  69
                                                                 =======  ======  =====

Statutory Results

The Company prepares it's statutory-basis financial statements in accordance with accounting practices prescribed or permitted by the state of New York. For the Company, the state of New York only recognizes statutory accounting practices prescribed or permitted by New York insurance regulations and laws. The National Association of Insurance Commissioners' "Accounting Practices and Procedures" manual has been adopted as a component of prescribed or permitted practices by New York. The New York Commissioner of Insurance has the right to permit other specific practices that deviate from prescribed practices, otherwise known as permitted practices.

At December 31, 2007, 2006, and 2005 there were no permitted practices.

The Company's statutory net income for the year ended December 31, 2007 was $66,351 (unaudited). The Company's statutory surplus as of December 31, 2007 was $223,048 (unaudited).

New York has enacted laws governing the payment of dividends by insurers. Under New York insurance law, no insurer may pay any shareholder dividends from any source other than statutory unassigned funds without the prior approval of the New York Commissioner of Insurance. New York law also limits the dividends an insurer may pay in any twelve month period, without the prior permission of the State of New York Insurance Commissioner, to the greater of (i) 10% of its statutory policyholders' surplus as of the preceding December 31 or (ii) the individual company's statutory net gain from operations for the preceding calendar year, if such insurer is a life company.

Note 9 - Capital Maintenance Agreement

Pursuant to a capital maintenance agreement and subject to regulatory approval, MLI has agreed to maintain the Company's statutory capital and surplus at a specified level and to ensure that sufficient funds are available for the timely payment of contractual obligations.

                JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

Note 10 - Segment Information

The Company operates in the following three business segments: two segments primarily serve retail customers and the third segment is the Corporate Segment, The retail segments are the Protection Segment and the Wealth Management Segment.

The Company's reportable segments are strategic business units offering different products and services. The reportable segments are managed separately, as they focus on different products, markets and distribution channels.

Protection Segment. Offers a variety of individual life insurance, including whole life, term life, universal life and variable life insurance. Products are distributed through multiple distribution channels, including insurance agents and brokers and alternative distribution channels that include banks, financial planners, and direct marketing.

Wealth Management Segment. Offers variable annuities and group pension contracts. This segment distributes its products through multiple distribution channels, including insurance agents and brokers affiliated with the Company, securities brokerage firms, financial planners, and banks.

Corporate Segment. Includes corporate operations primarily related to certain financing activities and income on capital not specifically allocated to the reporting segments.

The accounting policies of the segments are the same as those described in Note 1 - Summary of Significant Accounting Policies. Allocations of net investment income are based on the amount of assets allocated to each segment. Other costs and operating expenses are allocated to each segment based on a review of the nature of such costs, cost allocations utilizing time studies, and other relevant allocation methodologies.

The following tables summarize selected financial information by segment for the periods indicated:

                                                                                      Wealth
                                                                         Protection Management Corporate Consolidated
                                                                         ---------- ---------- --------- ------------
Year ended December 31, 2007
Revenues:
   Revenue from external customers......................................  $ 61,435  $   98,318 $     (1)  $  159,752
   Net investment income................................................     6,925      30,190  135,245      172,360
   Net realized investment (losses) gains...............................    (5,132)        180     (797)      (5,749)
                                                                          --------  ---------- --------   ----------
   Revenues.............................................................  $ 63,228  $  128,688 $134,447   $  326,363
                                                                          ========  ========== ========   ==========
   Net income:..........................................................  $  5,318  $   16,335 $ 93,076   $  114,729
                                                                          ========  ========== ========   ==========
Supplemental Information:
   Equity in net income of investees accounted for by the equity method.  $    165  $   21,582 $117,452   $  139,199
   Carrying value of investments accounted for by the equity method.....        --          --      800          800
   Amortization of deferred policy acquisition costs and deferred sales
     inducements........................................................    14,838      23,422       --       38,260
   Income taxes.........................................................     2,776       5,826   39,659       48,261
   Segment assets.......................................................  $429,618  $6,859,426 $536,585   $7,825,629

                JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

                                                                                      Wealth
                                                                         Protection Management  Corporate Consolidated
                                                                         ---------- ----------  --------- ------------
Year ended December 31, 2006
Revenues:
   Revenue from external customers......................................  $ 35,299  $   75,583  $     --   $  110,882
   Net investment income................................................     4,497      25,611   106,086      136,194
   Net realized investment losses.......................................    (1,677)       (190)     (790)      (2,657)
                                                                          --------  ----------  --------   ----------
   Revenues.............................................................  $ 38,119  $  101,004  $105,296   $  244,419
                                                                          ========  ==========  ========   ==========
   Net (loss) income:...................................................  $ (2,510) $    6,724  $ 68,259   $   72,473
                                                                          ========  ==========  ========   ==========
Supplemental Information:
   Equity in net income of investees accounted for by the equity method.  $     98  $   17,034  $ 95,742   $  112,874
   Carrying value of investments accounted for by the equity method.....        --          --       800          800
   Amortization of deferred policy acquisition costs and deferred sales
     inducements........................................................    24,353      37,487        --       61,840
   Income taxes (benefit)...............................................      (964)      3,502    37,365       39,903
   Segment assets.......................................................  $261,106  $5,785,263  $363,727   $6,410,096

                                                                                      Wealth
                                                                         Protection Management  Corporate Consolidated
                                                                         ---------- ----------  --------- ------------
Year ended December 31, 2005
Revenues:
   Revenue from external customers......................................  $ 17,448  $   56,494  $      7   $   73,949
   Net investment income................................................     2,192      17,867    60,797       80,856
   Net realized investment (losses) gains...............................      (329)         75        (9)        (263)
                                                                          --------  ----------  --------   ----------
   Revenues.............................................................  $ 19,311  $   74,436  $ 60,795   $  154,542
                                                                          ========  ==========  ========   ==========
   Net (loss) income:...................................................  $   (431) $   15,397  $ 37,589   $   52,555
                                                                          ========  ==========  ========   ==========
Supplemental Information:
   Equity in net income of investees accounted for by the equity method.  $     70  $   11,629  $ 54,094   $   65,793
   Carrying value of investments accounted for by the equity method.....        --          --       800          800
   Amortization of deferred policy acquisition costs and deferred sales
     inducements........................................................     9,367      19,972        --       29,339
   Income taxes (benefit)...............................................      (619)      4,506    20,628       24,515

                JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

Note 11 - Fair Value of Financial Instruments

The following discussion outlines the methodologies and assumptions used to determine the fair value of the Company's financial instruments. The aggregate fair value amounts presented below do not represent the underlying value of the Company and, accordingly, care should be exercised in drawing conclusions about the Company's business or financial condition based on the fair value information presented below.

For fixed maturity securities fair values were based on quoted market prices where available. Where no quoted market price was available, fair values were estimated using values obtained from independent pricing services.

The carrying values for policy loans, short-term investments and cash and cash equivalents approximates their respective fair values.

The fair value for insurance investment contracts, which do not subject the Company to significant mortality or morbidity risks, were estimated using cash flows discounted at market rates.

The following table presents the carrying amounts and fair values of the Company's financial instruments:

                                                           December 31,
                                                -----------------------------------
                                                      2007              2006
                                                ----------------- -----------------
                                                Carrying  Fair    Carrying  Fair
                                                 Value    Value    Value    Value
                                                -------- -------- -------- --------
Assets:
   Fixed maturities............................ $528,685 $528,685 $357,642 $357,642
   Policy loans................................   35,092   35,092   28,345   28,345
   Short-term investments......................  194,215  194,215  153,598  153,598
   Cash and cash equivalents...................   33,093   33,093   25,448   25,448
Liabilities:
   Fixed rate deferred and immediate annuities. $286,871 $279,582 $285,563 $277,992

                JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

Note 12 - Certain Separate Accounts

The Company issues variable annuity and variable life contracts through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contract holder. All contracts contain certain guarantees, which are discussed more fully below.

During 2007 and 2006, there were no gains or losses on transfers of assets from the general account to the separate account. The assets supporting the variable portion of both traditional variable annuities and variable annuities with guarantees are carried at fair value and reported on the Balance Sheets as summary total separate account assets with an equivalent summary total reported for liabilities. Amounts assessed against the contract holders for mortality, administrative, and other services are included in revenue and changes in liabilities for minimum guarantees are included in benefits to policyholders in the Statements of Income.

Many of the variable annuity contracts issued by the Company offer various guaranteed minimum death, income, and/or withdrawal benefits. Guaranteed Minimum Death Benefit (GMDB) features guarantee the contract holder either
(a) a return of no less than total deposits made to the contract less any partial withdrawals, (b) total deposits made to the contract less any partial withdrawals plus a minimum return, or (c) the highest contract value on a specified anniversary date minus any withdrawals following the contract anniversary. Contracts issued after December 31, 2002 have a proportional reduction in the amount guaranteed for partial withdrawal instead of a dollar-for-dollar reduction. As of December 31, 2007, 49% of the inforce contract values have reduction of benefit on a dollar-for-dollar basis, and 51% on a proportional basis.

The Company sold contracts with Guaranteed Minimum Income Benefit (GMIB) riders from 2001 to 2004. The GMIB rider provides a guaranteed lifetime annuity which may be elected by the contractholder after a stipulated waiting period (10 years), and which may be larger than what the contract account balance could purchase at then-current annuity purchase rates.

In 2004, the Company introduced a Guaranteed Minimum Withdrawal Benefit (GMWB) rider, and has since offered multiple variations of this optional benefit. The GMWB rider provides contractholders a guaranteed annual withdrawal amount over a specified time period or in some cases for as long as they live. In general, guaranteed annual withdrawal amounts are based on deposits and may be reduced if withdrawals exceed allowed amounts. Guaranteed amounts may also be increased as a result of "step-up" provisions which increase the benefit base to higher account values at specified intervals. Guaranteed amounts may also be increased if withdrawals are deferred over a specified period. In addition, certain versions of the GMWB rider extend lifetime guarantees to spouses.

Reinsurance has been utilized to mitigate risk related to GMDB and GMIB.

The Company's variable annuity contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed on the following page are not mutually exclusive. For guarantees of amounts in the event of death, the net amount at risk is defined as the GMDB in excess of the account balance at the balance sheet date. For guarantees of amounts at annuitization, the net amount at risk is defined as the excess of the current annuitization income base over the current account value. For guarantees of partial withdrawal amounts, the net amount at risk is defined as the current guaranteed withdrawal amount minus the current account value. For all the guarantees, the net amount at risk is floored at zero at the single contract level. The table below shows the net amount at risk net of reinsurance.

                JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

As of December 31, 2007 and 2006, the Company had the following variable annuity contracts with guarantees:

                                                                                   December 31, December 31,
                                                                                       2007         2006
                                                                                   ------------ ------------
                                                                                         (in millions)
Guaranteed minimum death benefit

   Return of net deposits.........................................................
   In the event of death..........................................................
       Account value..............................................................   $1,258.5     $  770.8
       Net amount at risk - net of reinsurance....................................        2.5          0.1
       Average attained age of contractholders....................................         58           58

   Highest specified anniversary account value minus withdrawals post anniversary.
   In the event of death..........................................................
       Account value..............................................................   $3,348.3     $3,215.2
       Net amount at risk - net of reinsurance....................................       39.6         28.7
       Average attained age of contractholders....................................         57           57

Guaranteed minimum income benefit
       Account value..............................................................   $  675.5     $  767.9
       Net amount at risk - net of reinsurance....................................         --           --
       Average attained age of contractholders....................................         52           51

Guaranteed minimum withdrawal benefit
       Account value..............................................................   $2,514.3     $1,740.1
       Net amount at risk.........................................................        8.8          0.1
       Average attained age of contractholders....................................         54           54

Account balances of variable contracts with guarantees invest in variable separate accounts with the following characteristics:

                                      December 31, December 31,
                 Asset Class              2007         2006
                 -----------          ------------ ------------
                                            (in millions)
                 Domestic Equity.....   $1,207.4     $1,216.5
                 International Equity      254.0        206.8
                 Balanced............    2,442.6      1,881.0
                 Bonds...............      409.3        397.6
                 Money Market........       80.8         61.4
                                        --------     --------
                 Total...............   $4,394.1     $3,763.3
                                        ========     ========

                JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

The reserve roll forwards for the separate accounts as of December 31, 2007 and 2006 are as follows:

                                                                 Guaranteed
                                   Guaranteed     Guaranteed      Minimum
                                 Minimum Death  Minimum Income   Withdrawal
                                 Benefit (GMDB) Benefit (GMIB) Benefit (GMWB) Totals
                                 -------------- -------------- -------------- ------
                                                    (in millions)
Balance at January 1, 2007......     $ 9.7          $  2.3         $ 6.4      $ 18.4
Incurred guarantee benefits.....      (2.7)             --            --        (2.7)
Other reserve changes...........       4.3             1.6          41.8        47.7
                                     -----          ------         -----      ------
Balance at December 31, 2007....      11.3             3.9          48.2        63.4
Reinsurance recoverable.........      (0.3)          (20.0)           --       (20.3)
                                     -----          ------         -----      ------
Net Balance at December 31, 2007     $11.0          $(16.1)        $48.2      $ 43.1
                                     =====          ======         =====      ======
Balance at January 1, 2006......     $ 7.8          $  1.9         $(1.5)     $  8.2
Incurred guarantee benefits.....      (2.7)             --            --        (2.7)
Other reserve changes...........       4.6             0.4           7.9        12.9
                                     -----          ------         -----      ------
Balance at December 31, 2006....       9.7             2.3           6.4        18.4
Reinsurance recoverable.........      (0.2)           (5.5)           --        (5.7)
                                     -----          ------         -----      ------
Net Balance at December 31, 2006     $ 9.5          $ (3.2)        $ 6.4      $ 12.7
                                     =====          ======         =====      ======

The gross reserves and ceded reserves for GMDB and the gross reserve for GMIB are determined using SOP 03-1 - Accounting and Reporting by Insurance for Certain Nontraditional Long-Duration Contracts and for Separate Accounts (SOP 03-1), whereas the asset for GMIB reinsurance and gross reserve for GMWB were determined in accordance with SFAS 133 - Accounting for Derivative Instruments and Hedging Activities (SFAS 133). The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised.

The following assumptions and methodology were used to determine the above amounts at December 31, 2007 and 2006:

    . Data used included 1,000 stochastically generated investment performance scenarios. For SFAS 133 calculations, risk neutral scenarios have been used.

    . Mean return and volatility assumptions have been determined for each of the asset classes noted above. Market consistent observed volatilities are used where available for SFAS 133 calculations.

    . Annuity mortality was based on 1994 MGDB table multiplied by factors varied by rider types (living benefit/GMDB only) and qualified/non-qualified business.

    . Annuity base lapse rates vary by contract type and duration and range from 1 percent to 42 percent (2006 - 1 percent to 45 percent).

    .  Partial withdrawal rates for GMWB are 4.6% (2006 - 5.0%) per year.

    . The discount rate is 7.0% (inforce issued before 2004) or 6.4% (inforce issued after 2003) in the SOP 03-1 calculations and 4.72% (2006 - 5.24%) for SFAS 133 calculations.

                JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

Note 13 - Deferred Policy Acquisition Costs and Deferred Sales Inducements

The components of the change in Deferred Policy Acquisition Costs were as follows:

For the years ended December 31,                                   2007      2006
--------------------------------                                 --------  --------
Balance, January 1.............................................. $299,620  $248,817
Capitalization..................................................  130,139   108,097
Amortization....................................................  (34,784)  (56,990)
Effect of net unrealized losses on available-for-sale securities     (815)     (304)
                                                                 --------  --------
Balance, December 31............................................ $394,160  $299,620
                                                                 ========  ========

The components of the change in Deferred Sales Inducements were as follows:

For the years ended December 31,                                   2007      2006
--------------------------------                                 --------  --------
Balance, January 1.............................................. $ 31,645  $ 30,065
Capitalization..................................................    9,046     6,476
Amortization....................................................   (3,476)   (4,850)
Effect of net unrealized losses on available-for-sale securities     (121)      (46)
                                                                 --------  --------
Balance, December 31............................................ $ 37,094  $ 31,645
                                                                 ========  ========

AUDITED FINANCIAL STATEMENTS

John Hancock Life Insurance Company of New York Separate Account
A December 31, 2007

                 John Hancock Life Insurance Company of New York
                               Separate Account A

                          Audited Financial Statements

                                December 31, 2007

                                    CONTENTS

Report of Ernst & Young LLP, Independent Registered Public Accounting
   Firm ...................................................................    1
Statement of Assets and Liabilities .......................................    4
Statement of Operations and Changes in Contract Owners' Equity ............   28
Notes to Financial Statements .............................................   86

(ERNST & YOUNG LOGO) - ERNST & YOUNG LLP                - PHONE: (617) 266-2000
                       200 CLARENDON STREET               FAX: (617) 266-5843
                       BOSTON, MASSACHUSETTS 02116-5072   WWW.EY.COM

               REPORT OF ERNST & YOUNG LLP, INDEPENDENT REGISTERED
                             PUBLIC ACCOUNTING FIRM

To the Contract Owners of
John Hancock Life Insurance Company of New York Separate Account A

We have audited the accompanying statement of assets and liabilities of John Hancock Life Insurance Company of New York Separate Account A, the "Account," comprised of the following sub-accounts,

500 Index Fund B Series NAV
500 Index Series I
500 Index Series II
Active Bond Series I
Active Bond Series II
All Cap Core Series I
All Cap Core Series II
All Cap Growth Series I
All Cap Growth Series II
All Cap Value Series I
All Cap Value Series II
American Asset Allocation Series II
American Asset High-Income Bond Series II
American Blue-Chip Income & Growth Series II
American Bond Series II
American Century - Small Company Series II
American Fundamental Holdings Series II
American Global Diversification Series II
American Global Growth Series II
American Global Small Capitalization Series II
American Growth Series II
American Growth-Income Series II
American International Series II
American New World Series II
Blue Chip Growth Series I
Blue Chip Growth Series II
Bond Index Trust A Series II
Capital Appreciation Series I
Capital Appreciation Series II
CGTC Overseas Equity Series II
Dynamic Growth Series I
Dynamic Growth Series II
Emerging Growth Series II
Emerging Small Company Series I
Emerging Small Company Series II
Equity-Income Series I
Equity-Income Series II
Financial Services Series I
Financial Services Series II
Founding Allocation Series II
Fundamental Value Series I
Fundamental Value Series II
Global Allocation Series I
Global Allocation Series II
Global Bond Series I
Global Bond Series II
Global Trust Series I
Global Trust Series II
Health Sciences Series I
Health Sciences Series II
High Income Series II
High Yield Series I
High Yield Series II
Income & Value Series I
Income & Value Series II
Independence Investment LLC Small Cap Series II
Index Allocation Series II
International Core Series I
International Core Series II
International Equity Index B Series NAV
International Small Cap Series I
International Small Cap Series II
International Value Series I
International Value Series II
Investment Quality Bond Series I
Investment Quality Bond Series II
John Hancock International Equity Index Series I
John Hancock International Equity Index Series II
John Hancock Strategic Income Series II
Large Cap Value Series I
Large Cap Value Series II
Lifestyle Aggressive Series I
Lifestyle Aggressive Series II
Lifestyle Balanced Series I
Lifestyle Balanced Series II
Lifestyle Conservative Series I

                  A MEMBER FIRM OF ERNST & YOUNG GLOBAL LIMITED

(ERNST & YOUNG LLP LOGO)                                     - ERNST & YOUNG LLP

Lifestyle Conservative Series II
Lifestyle Growth Series I
Lifestyle Growth Series II
Lifestyle Moderate Series I
Lifestyle Moderate Series II
LMFC Core Equity Series II
Marisco International Opportunities Series I
Mid Cap Index Series I
Mid Cap Index Series II
Mid Cap Intersection Series II
Mid Cap Stock Series I
Mid Cap Stock  Series II
Mid Cap Value Series I
Mid Cap Value Series II
Money Market B Series NAV
Money Market Series I
Money Market Series II
Natural Resources Series II
Pacific Rim Series I
Pacific Rim Series II
PIM Classic Value Series II
PIMCO VIT All Asset Series II
Quantitative All Cap Series II
Quantitative Mid Cap Series I
Quantitative Mid Cap Series II
Quantitative Value Series II
Real Estate Securities Series I
Real Estate Securities Series II
Real Return Bond Series II
Science & Technology Series I
Science & Technology Series II
Scudder Equity Index 500 - B
Scudder Fixed Income - B
Small Cap Index Series I
Small Cap Index Series II
Small Cap Opportunities Series I
Small Cap Opportunities Series II
Small Company Value Series I
Small Company Value Series II
Strategic Bond Series I
Strategic Bond Series II
T Rowe Price Mid Value Series II
Total Return Series I
Total Return Series II
Total Stock Market Index Series I
Total Stock Market Index Series II
U.S. Core Series I
U.S. Core Series II
U.S.  Global Leaders Growth Series I
U.S. Global Leaders Growth Series II
U.S. Government Securities Series I
U.S. Government Securities Series II
U.S. High Yield Series II
U.S. Large Cap Value Series I
U.S. Large Cap Value Series II
UBS Large Cap Series I
UBS Large Cap Series II
Utilities Series I
Utilities Series II
Value Series I
Value Series II
Wellington Small Cap Growth Series II
Wellington Small Cap Value Series II
Wells Capital Core Bond Series II

(ERNST & YOUNG LOGO)                                         - ERNST & YOUNG LLP

as of December 31, 2007, and the related statement of operations and changes in contract owners' equity and for the Alger American Balanced, Alger American Leveraged All Cap, Credit Suisse Emerging Markets, Credit Suisse Global Post Venture Capital, Dreyfus IP Midcap Stock, Dreyfus Socially Responsible Growth, Invesco Utilities, Scudder Blue Chip - B, Scudder Bond - B, Scudder Capital Growth - B, Scudder Conservative Allocation - B, Scudder Contrarian Value - B, Scudder Davis Venture Value - B, Scudder Dreman High Return Equity - B, Scudder Dreman Small Cap Value - B, Scudder Global Blue Chip - B, Scudder Global Discovery - B, Scudder Government Securities - B, Scudder Growth Allocation - B, Scudder Growth & Income - B, Scudder Health Sciences - B, Scudder High Income - B, Scudder International - B, Scudder International Select Equity - B, Scudder Janus Growth & Income - B, Scudder Mid Cap Growth - B, Scudder Moderate Allocation - B, Scudder Money Market - B, Scudder Real Estate - B, Scudder Small Cap Growth - B, Scudder Strategic Income - B, Scudder Technology Growth - B, Scudder Total Return - B, Scudder Turner Mid Cap Growth - B, Special Value Series II, Strategic Opportunities Series I, and Strategic Opportunities Series II sub-accounts for each of the two years in the period then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the underlying portfolios. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the sub-accounts of John Hancock Life Insurance Company of New York Separate Account A at December 31, 2007, and the results of their operations and changes in their contract owners' equity for each of the two years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP

April 15, 2008

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2007

                                     500 Index Fund B   500 Index   500 Index   Active Bond   Active Bond  All Cap Core
                                        Series NAV      Series I    Series II     Series I     Series II     Series I
                                     ----------------  ----------  -----------  -----------  ------------  ------------
TOTAL ASSETS
Investments at fair value               $9,257,020     $7,642,746  $17,780,464   $7,114,074   $67,505,104   $7,206,569
                                        ==========     ==========  ===========   ==========   ===========   ==========
NET ASSETS
Contracts in accumulation               $9,257,020     $7,642,746  $17,780,464   $7,114,074   $67,505,104   $7,206,569
Contracts in payout (annuitization)
                                        ----------     ----------  -----------   ----------   -----------   ----------
Total net assets                        $9,257,020     $7,642,746  $17,780,464   $7,114,074   $67,505,104   $7,206,569
                                        ==========     ==========  ===========   ==========   ===========   ==========
Units outstanding                          756,502        622,671    1,081,419      537,991     5,138,053      396,795
Unit value                              $    12.24     $    12.27  $     16.44   $    13.22   $     13.14   $    18.16
Shares                                     500,109        604,648    1,412,269      756,816     7,181,394      363,418
Cost                                    $9,488,660     $6,885,301  $15,567,122   $7,258,891   $69,127,910   $5,396,489

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2007

                                                                                                                 American Asset
                                     All Cap Core  All Cap Growth  All Cap Growth  All Cap Value  All Cap Value    Allocation
                                       Series II      Series I        Series II       Series I      Series II       Series II
                                     ------------  --------------  --------------  -------------  -------------  --------------
TOTAL ASSETS
Investments at fair value             $ 2,390,988    $13,881,068     $3,588,318      $3,593,151    $ 7,724,041     $37,905,962
                                      ===========    ===========     ==========      ==========    ===========     ===========
NET ASSETS
Contracts in accumulation             $ 2,390,988    $13,881,068     $3,588,318      $3,593,151    $ 7,724,041     $37,905,962
Contracts in payout (annuitization)
                                      -----------    -----------     ----------      ----------    -----------     -----------
Total net assets                      $ 2,390,988    $13,881,068     $3,588,318      $3,593,151    $ 7,724,041     $37,905,962
                                      ===========    ===========     ==========      ==========    ===========     ===========
Units outstanding                         128,000        770,815        221,112         210,643        425,675       3,022,935
Unit value                            $     18.68    $     18.01     $    16.23      $    17.06    $     18.15     $     12.54
Shares                                    120,940        695,096        181,595         440,337        950,067       3,059,400
Cost                                  $ 2,267,994    $10,028,085     $2,756,228      $4,856,889    $10,498,516     $39,320,713

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2007

                                                           American                       American      American       American
                                      American Asset      Blue-Chip                      Century -    Fundamental       Global
                                     High-Income Bond  Income & Growth  American Bond  Small Company    Holdings   Diversification
                                         Series II        Series II       Series II      Series II     Series II      Series II
                                     ----------------  ---------------  -------------  -------------  -----------  ---------------
TOTAL ASSETS
Investments at fair value               $2,755,967       $ 17,404,828    $120,045,279     $216,598     $4,400,565     $3,425,103
                                        ==========       ============    ============     ========     ==========     ==========
NET ASSETS
Contracts in accumulation               $2,755,967       $ 17,404,828    $120,045,279     $216,598     $4,400,565     $3,425,103
Contracts in payout (annuitization)
                                        ----------       ------------    ------------     --------     ----------     ----------
Total net assets                        $2,755,967       $ 17,404,828    $120,045,279     $216,598     $4,400,565     $3,425,103
                                        ==========       ============    ============     ========     ==========     ==========
Units outstanding                          230,460            880,021       9,126,538       14,443        350,302        272,763
Unit value                              $    11.96       $      19.78    $      13.15     $  15.00     $    12.56     $    12.56
Shares                                     243,245          1,170,466       9,149,793       19,408        369,485        288,308
Cost                                    $2,953,853       $ 18,511,992    $118,645,890     $277,698     $4,448,282     $3,433,431

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2007

                                                    American Global
                                        American         Small         American                         American      American
                                     Global Growth   Capitalization     Growth     American Growth-  International   New World
                                       Series II       Series II       Series II   Income Series II    Series II     Series II
                                     -------------  ---------------  ------------  ----------------  -------------  -----------
TOTAL ASSETS
Investments at fair value             $13,159,132      $5,318,825    $194,067,617    $170,838,729     $117,981,842  $4,542,926
                                      ===========      ==========    ============    ============     ============  ==========
NET ASSETS
Contracts in accumulation             $13,159,132      $5,318,825    $194,067,617    $170,838,729     $117,981,842  $4,542,926
Contracts in payout (annuitization)
                                      -----------      ----------    ------------    ------------     ------------  ----------
Total net assets                      $13,159,132      $5,318,825    $194,067,617    $170,838,729     $117,981,842  $4,542,926
                                      ===========      ==========    ============    ============     ============  ==========
Units outstanding                         995,659         394,302       9,075,004       8,978,819        4,182,062     304,656
Unit value                            $     13.22      $    13.49    $      21.38    $      19.03     $      28.21  $    14.91
Shares                                  1,003,748         398,414       8,997,108       8,760,960        4,423,766     307,786
Cost                                  $13,175,338      $5,562,949    $177,412,827    $159,798,384     $ 99,362,861  $4,482,328

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2007

                                      Blue Chip    Blue Chip   Bond Index     Capital       Capital    CGTC Overseas
                                        Growth       Growth      Trust A   Appreciation  Appreciation      Equity
                                       Series I    Series II    Series II    Series I      Series II     Series II
                                     -----------  -----------  ----------  ------------  ------------  -------------
TOTAL ASSETS
Investments at fair value            $40,711,092  $20,648,159    $41,841    $12,302,853   $11,902,004     $714,543
                                     ===========  ===========    =======    ===========   ===========     ========
NET ASSETS
Contracts in accumulation            $40,639,141  $20,648,159    $41,841    $12,302,853   $11,902,004     $714,543
Contracts in payout (annuitization)       71,951
                                     -----------  -----------    -------    -----------   -----------     --------
Total net assets                     $40,711,092  $20,648,159    $41,841    $12,302,853   $11,902,004     $714,543
                                     ===========  ===========    =======    ===========   ===========     ========
Units outstanding                      1,903,481    1,218,131      3,228      1,201,703       745,844       36,244
Unit value                           $     21.39  $     16.95    $ 12.96    $     10.24   $     15.96     $  19.71
Shares                                 1,876,087      953,726      3,246      1,224,164     1,194,980       51,112
Cost                                 $31,129,081  $16,201,889    $41,794    $10,939,363   $10,609,961     $710,781

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2007

                                       Dynamic     Dynamic    Emerging      Emerging       Emerging
                                       Growth      Growth      Growth    Small Company  Small Company  Equity-Income
                                      Series I    Series II   Series II     Series I      Series II       Series I
                                     ----------  ----------  ----------  -------------  -------------  -------------
TOTAL ASSETS
Investments at fair value            $4,168,775  $2,930,580  $  884,193    $4,464,262     $4,486,421    $56,668,501
                                     ==========  ==========  ==========    ==========     ==========    ===========
NET ASSETS
Contracts in accumulation            $4,168,775  $2,930,580  $  884,193    $4,464,262     $4,486,421    $56,633,251
Contracts in payout (annuitization)                                                                          35,250
                                     ----------  ----------  ----------    ----------     ----------    -----------
Total net assets                     $4,168,775  $2,930,580  $  884,193    $4,464,262     $4,486,421    $56,668,501
                                     ==========  ==========  ==========    ==========     ==========    ===========
Units outstanding                       667,773     163,782      44,040       272,732        284,952      1,806,937
Unit value                           $     6.24  $    17.89  $    20.08    $    16.37     $    15.74    $     31.36
Shares                                  631,633     448,101      93,466       182,215        185,543      3,440,710
Cost                                 $2,482,918  $2,157,475  $1,067,030    $4,604,204     $4,964,759    $52,597,713

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2007

                                                     Financial   Financial    Founding   Fundamental  Fundamental
                                     Equity-Income   Services    Services    Allocation     Value        Value
                                       Series II     Series I    Series II   Series II     Series I    Series II
                                     -------------  ----------  ----------  -----------  -----------  -----------
TOTAL ASSETS
Investments at fair value             $36,348,925   $1,856,449  $5,039,969  $71,857,208   $8,158,196  $45,930,460
                                      ===========   ==========  ==========  ===========   ==========  ===========
NET ASSETS
Contracts in accumulation             $36,348,925   $1,856,449  $5,039,969  $71,857,208   $8,158,196  $45,930,460
Contracts in payout (annuitization)
                                      -----------   ----------  ----------  -----------   ----------  -----------
Total net assets                      $36,348,925   $1,856,449  $5,039,969  $71,857,208   $8,158,196  $45,930,460
                                      ===========   ==========  ==========  ===========   ==========  ===========
Units outstanding                       2,076,517      116,546     294,628    5,984,953      492,346    2,595,003
Unit value                            $     17.50   $    15.93  $    17.11  $     12.01   $    16.57  $     17.70
Shares                                  2,213,698      127,679     348,064    5,963,254      494,436    2,792,125
Cost                                  $36,374,377   $1,983,726  $5,429,317  $74,035,280   $6,375,341  $43,037,488

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2007

                                       Global       Global
                                     Allocation   Allocation  Global Bond  Global Bond  Global Trust  Global Trust
                                      Series I    Series II     Series I    Series II     Series I      Series II
                                     ----------  -----------  -----------  -----------  ------------  ------------
TOTAL ASSETS
Investments at fair value            $2,186,523  $19,965,422   $5,363,880  $20,930,834   $17,811,866   $8,056,165
                                     ==========  ===========   ==========  ===========   ===========   ==========
NET ASSETS
Contracts in accumulation            $2,186,523  $19,965,422   $5,363,880  $20,930,834   $17,797,506   $8,056,165
Contracts in payout (annuitization)                                                           14,360
                                     ----------  -----------   ----------  -----------   -----------   ----------
Total net assets                     $2,186,523  $19,965,422   $5,363,880  $20,930,834   $17,811,866   $8,056,165
                                     ==========  ===========   ==========  ===========   ===========   ==========
Units outstanding                       168,292    1,249,302      217,223    1,202,424       584,689      431,619
Unit value                           $    12.99  $     15.98   $    24.69  $     17.41   $     30.46   $    18.66
Shares                                  194,877    1,789,016      352,887    1,381,573       993,966      451,579
Cost                                 $2,123,747  $21,291,784   $5,232,511  $20,348,639   $14,650,154   $7,904,461

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2007

                                       Health       Health       High                              Income &
                                      Sciences     Sciences     Income   High Yield  High Yield     Value
                                      Series I    Series II   Series II   Series I    Series II    Series I
                                     ----------  -----------  ---------  ----------  ----------  -----------
TOTAL ASSETS
Investments at fair value            $4,138,870   $9,050,094   $212,108  $6,307,307  $9,166,461  $16,025,806
                                     ==========   ==========   ========  ==========  ==========  ===========
NET ASSETS
Contracts in accumulation            $4,138,870   $9,050,094   $212,108  $6,298,560  $9,162,560  $16,010,644
Contracts in payout (annuitization)                                           8,747       3,901       15,162
                                     ----------   ----------   --------  ----------  ----------  -----------
Total net assets                     $4,138,870   $9,050,094   $212,108  $6,307,307  $9,166,461  $16,025,806
                                     ==========   ==========   ========  ==========  ==========  ===========
Units outstanding                       206,976      423,488     18,414     404,512     541,575      690,505
Unit value                           $    20.00   $    21.37   $  11.52  $    15.59  $    16.93  $     23.21
Shares                                  274,097      607,797     17,705     663,927     959,839    1,475,673
Cost                                 $4,065,080   $9,013,480   $239,976  $6,680,142  $9,823,172  $15,170,806

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2007

                                                  Independence
                                      Income &   Investment LLC     Index     International  International   International
                                        Value       Small Cap     Allocation       Core           Core      Equity Index B
                                      Series II     Series II     Series II      Series I      Series II      Series NAV
                                     ----------  --------------  -----------  -------------  -------------  --------------
TOTAL ASSETS
Investments at fair value            $9,198,635      $65,086     $41,357,739    $4,709,106     $3,121,928     $4,705,272
                                     ==========      =======     ===========    ==========     ==========     ==========
NET ASSETS
Contracts in accumulation            $9,198,635      $65,086     $41,357,739    $4,698,756     $3,121,928     $4,705,272
Contracts in payout (annuitization)                                                 10,350
                                     ----------      -------     -----------    ----------     ----------     ----------
Total net assets                     $9,198,635      $65,086     $41,357,739    $4,709,106     $3,121,928     $4,705,272
                                     ==========      =======     ===========    ==========     ==========     ==========
Units outstanding                       593,787        4,414       2,938,747       256,491        145,999        357,459
Unit value                           $    15.49      $ 14.75     $     14.07    $    18.36     $    21.38     $    13.16
Shares                                  851,725        5,640       3,088,703       327,248        215,901        223,422
Cost                                 $9,061,569      $77,742     $41,919,505    $4,039,261     $3,100,530     $4,616,620

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2007

                                     International  International  International  International    Investment     Investment
                                       Small Cap      Small Cap        Value          Value         Quality         Quality
                                        Series I      Series II       Series I      Series II    Bond Series I  Bond Series II
                                     -------------  -------------  -------------  -------------  -------------  --------------
TOTAL ASSETS
Investments at fair value             $7,175,075      $7,890,683    $17,773,112    $27,911,560    $ 9,925,342     $30,161,960
                                      ==========      ==========    ===========    ===========    ===========     ===========
NET ASSETS
Contracts in accumulation             $7,173,900      $7,890,683    $17,769,348    $27,911,560    $ 9,907,201     $30,161,960
Contracts in payout (annuitization)        1,175                          3,764                        18,141
                                      ----------      ----------    -----------    -----------    -----------     -----------
Total net assets                      $7,175,075      $7,890,683    $17,773,112    $27,911,560    $ 9,925,342     $30,161,960
                                      ==========      ==========    ===========    ===========    ===========     ===========
Units outstanding                        302,428         316,628        815,126      1,140,907        456,240       1,979,728
Unit value                            $    23.72      $    24.92    $     21.80    $     24.46    $     21.75     $     15.24
Shares                                   381,856         418,160      1,036,938      1,633,210        878,349       2,671,564
Cost                                  $7,892,778      $9,011,078    $16,153,801    $26,918,222    $10,576,870     $31,029,822

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2007

                                      John Hancock    John Hancock  John Hancock
                                      International  International    Strategic      Large       Large    Lifestyle
                                         Equity       Equity Index     Income      Cap Value   Cap Value  Aggressive
                                     Index Series I    Series II      Series II    Series I    Series II   Series I
                                     --------------  -------------  ------------  ----------  ----------  ----------
TOTAL ASSETS
Investments at fair value              $1,938,532      $4,400,789    $1,943,403   $2,534,657  $7,440,399  $4,982,898
                                       ==========      ==========    ==========   ==========  ==========  ==========
NET ASSETS
Contracts in accumulation              $1,938,532      $4,400,789    $1,943,403   $2,534,657  $7,440,399  $4,982,898
Contracts in payout (annuitization)
                                       ----------      ----------    ----------   ----------  ----------  ----------
Total net assets                       $1,938,532      $4,400,789    $1,943,403   $2,534,657  $7,440,399  $4,982,898
                                       ==========      ==========    ==========   ==========  ==========  ==========
Units outstanding                          82,272         188,054       135,809      101,295     297,142     277,412
Unit value                             $    23.56      $    23.40    $    14.31   $    25.02  $    25.04  $    17.96
Shares                                     86,580         196,727       141,441      113,306     333,800     460,527
Cost                                   $1,652,409      $3,538,999    $1,894,847   $2,615,123  $7,461,979  $4,956,014

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2007

                                      Lifestyle    Lifestyle     Lifestyle     Lifestyle     Lifestyle    Lifestyle
                                      Aggressive    Balanced     Balanced    Conservative  Conservative     Growth
                                      Series II     Series I     Series II     Series I      Series II     Series I
                                     -----------  -----------  ------------  ------------  ------------  -----------
TOTAL ASSETS
Investments at fair value            $46,731,421  $47,729,338  $828,590,268   $15,462,501   $84,601,350  $32,488,479
                                     ===========  ===========  ============   ===========   ===========  ===========
NET ASSETS
Contracts in accumulation            $46,731,421  $47,688,999  $828,202,160   $15,462,501   $84,601,350  $32,488,479
Contracts in payout (annuitization)                    40,339       388,108
                                     -----------  -----------  ------------   -----------   -----------  -----------
Total net assets                     $46,731,421  $47,729,338  $828,590,268   $15,462,501   $84,601,350  $32,488,479
                                     ===========  ===========  ============   ===========   ===========  ===========
Units outstanding                      2,375,128    2,442,488    47,211,660       810,361     5,316,720    1,701,361
Unit value                           $     19.68  $     19.54  $      17.55   $     19.08   $     15.91  $     19.10
Shares                                 4,326,983    3,506,932    61,105,477     1,187,596     6,527,882    2,359,367
Cost                                 $47,784,024  $45,149,762  $819,395,220   $15,659,897   $86,199,003  $30,086,610

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2007

                                       Lifestyle    Lifestyle     Lifestyle    LMFC Core  International
                                        Growth       Moderate     Moderate      Equity    Opportunities  Mid Cap Index
                                       Series II     Series I     Series II    Series II    Series II       Series I
                                     ------------  -----------  ------------  ----------  -------------  -------------
TOTAL ASSETS
Investments at fair value            $992,822,441  $24,870,731  $224,500,266  $5,664,391    $5,510,886     $2,618,284
                                     ============  ===========  ============  ==========    ==========     ==========
NET ASSETS
Contracts in accumulation            $992,659,722  $24,870,731  $224,500,266  $5,664,391    $5,510,886     $2,618,284
Contracts in payout (annuitization)       162,719
                                     ------------  -----------  ------------  ----------    ----------     ----------
Total net assets                     $992,822,441  $24,870,731  $224,500,266  $5,664,391    $5,510,886     $2,618,284
                                     ============  ===========  ============  ==========    ==========     ==========
Units outstanding                      55,721,491    1,329,495    13,562,202     399,691       256,410        128,389
Unit value                           $      17.82  $     18.71  $      16.55  $    14.17    $    21.49     $    20.39
Shares                                 72,310,447    1,913,133    17,335,928     431,408       311,525        150,390
Cost                                 $977,129,543  $24,316,699  $225,919,922  $6,130,597    $5,832,830     $2,603,443

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2007

                                                       Mid Cap        Mid          Mid
                                     Mid Cap Index  Intersection   Cap Stock    Cap Stock   Mid Cap Value  Mid Cap Value
                                       Series II      Series II    Series I     Series II      Series I      Series II
                                     -------------  ------------  -----------  -----------  -------------  -------------
TOTAL ASSETS
Investments at fair value             $12,705,176      $57,807    $18,818,584  $24,028,488    $8,000,555    $19,694,402
                                      ===========      =======    ===========  ===========    ==========    ===========
NET ASSETS
Contracts in accumulation             $12,705,176      $57,807    $18,818,584  $24,028,488    $7,983,434    $19,694,402
Contracts in payout (annuitization)                                                               17,121
                                      -----------      -------    -----------  -----------    ----------    -----------
Total net assets                      $12,705,176      $57,807    $18,818,584  $24,028,488    $8,000,555    $19,694,402
                                      ===========      =======    ===========  ===========    ==========    ===========
Units outstanding                         677,699        5,027        933,397      977,546       396,662      1,036,284
Unit value                            $     18.75      $ 11.50    $     20.16  $     24.58    $    20.17    $     19.00
Shares                                    732,287        4,975      1,177,634    1,524,650       623,582      1,541,033
Cost                                  $13,534,560      $60,212    $16,869,953  $22,138,199    $9,868,780    $24,124,955

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2007

                                        Money       Money        Money       Natural      Pacific     Pacific
                                      Market B      Market       Market     Resources       Rim         Rim
                                     Series NAV    Series I    Series II    Series II    Series I    Series II
                                     ----------  -----------  -----------  -----------  ----------  ----------
TOTAL ASSETS
Investments at fair value            $5,378,000  $23,079,597  $52,314,651  $21,904,242  $2,216,777  $4,315,252
                                     ==========  ===========  ===========  ===========  ==========  ==========
NET ASSETS
Contracts in accumulation            $5,378,000  $23,068,442  $52,314,651  $21,904,242  $2,215,809  $4,315,252
Contracts in payout (annuitization)                   11,155                                   968
                                     ----------  -----------  -----------  -----------  ----------  ----------
Total net assets                     $5,378,000  $23,079,597  $52,314,651  $21,904,242  $2,216,777  $4,315,252
                                     ==========  ===========  ===========  ===========  ==========  ==========
Units outstanding                       421,840    1,469,476    4,050,334      464,413     144,936     195,764
Unit value                           $    12.75  $     15.71  $     12.92  $     47.17  $    15.29  $    22.04
Shares                                5,378,000    2,307,960    5,231,465      767,493     211,929     414,132
Cost                                 $5,378,000  $23,079,597  $52,314,651  $24,484,135  $2,418,647  $4,982,462

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2007

                                     PIM Classic   PIMCO VIT  Quantitative  Quantitative  Quantitative  Quantitative
                                        Value      All Asset     All Cap       Mid Cap       Mid Cap        Value
                                      Series II    Series II    Series II     Series I      Series II     Series II
                                     -----------  ----------  ------------  ------------  ------------  ------------
TOTAL ASSETS
Investments at fair value             $1,831,414  $3,544,793   $12,353,188    $319,072     $3,198,452    $4,042,281
                                      ==========  ==========   ===========    ========     ==========    ==========
NET ASSETS
Contracts in accumulation             $1,831,414  $3,544,793   $12,353,188    $319,072     $3,198,452    $4,042,281
Contracts in payout (annuitization)
                                      ----------  ----------   -----------    --------     ----------    ----------
Total net assets                      $1,831,414  $3,544,793   $12,353,188    $319,072     $3,198,452    $4,042,281
                                      ==========  ==========   ===========    ========     ==========    ==========
Units outstanding                        129,464     224,910       578,097      23,745        187,524       233,957
Unit value                            $    14.15  $    15.76   $     21.37    $  13.44     $    17.06    $    17.28
Shares                                   149,870     301,684       806,344      37,231        379,413       315,065
Cost                                  $2,239,496  $3,555,782   $14,075,043    $423,376     $3,913,878    $4,652,392

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2007

                                     Real Estate  Real Estate  Real Return   Science &    Science &
                                      Securities   Securities      Bond      Technology  Technology  Scudder Equity
                                       Series I    Series II    Series II     Series I    Series II  Index 500 -- B
                                     -----------  -----------  -----------  -----------  ----------  --------------
TOTAL ASSETS
Investments at fair value             $6,284,003  $15,631,758  $10,530,769  $12,658,098  $6,674,726    $7,044,675
                                      ==========  ===========  ===========  ===========  ==========    ==========
NET ASSETS
Contracts in accumulation             $6,279,127  $15,631,758  $10,530,769  $12,613,280  $6,674,726    $7,044,675
Contracts in payout (annuitization)        4,876                                 44,818
                                      ----------  -----------  -----------  -----------  ----------    ----------
Total net assets                      $6,284,003  $15,631,758  $10,530,769  $12,658,098  $6,674,726    $7,044,675
                                      ==========  ===========  ===========  ===========  ==========    ==========
Units outstanding                        201,915      619,751      706,553    1,171,203     408,240       307,827
Unit value                            $    31.12  $     25.22  $     14.90  $     10.81  $    16.35    $    22.89
Shares                                   506,774    1,260,626      782,957      852,397     453,138       454,202
Cost                                  $9,810,629  $24,151,250  $10,435,695  $ 9,247,630  $5,700,609    $5,976,017

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2007

                                       Scudder     Small Cap   Small Cap     Small Cap      Small Cap
                                        Fixed        Index       Index     Opportunities  Opportunities   Small Company
                                     Income -- B   Series I    Series II      Series I      Series II    Value Series I
                                     -----------  ----------  -----------  -------------  -------------  --------------
TOTAL ASSETS
Investments at fair value             $5,692,500  $1,274,327  $11,757,634    $2,872,094     $7,216,527     $8,736,483
                                      ==========  ==========  ===========    ==========     ==========     ==========
NET ASSETS
Contracts in accumulation             $5,692,500  $1,274,327  $11,757,634    $2,872,094     $7,216,527     $8,736,483
Contracts in payout (annuitization)
                                      ----------  ----------  -----------    ----------     ----------     ----------
Total net assets                      $5,692,500  $1,274,327  $11,757,634    $2,872,094     $7,216,527     $8,736,483
                                      ==========  ==========  ===========    ==========     ==========     ==========
Units outstanding                        406,302      74,214      659,784       128,071        328,073        371,608
Unit value                            $    14.01  $    17.17  $     17.82    $    22.43     $    22.00     $    23.51
Shares                                   482,415      89,805      831,516       139,084        350,828        478,974
Cost                                  $5,616,893  $1,341,758  $13,027,934    $2,915,065     $7,383,647     $9,274,299

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2007

                                         Small       Strategic    Strategic
                                     Company Value      Bond         Bond     T Rowe Price Mid  Total Return  Total Return
                                       Series II      Series I    Series II    Value Series II    Series I      Series II
                                     -------------  -----------  -----------  ----------------  ------------  ------------
TOTAL ASSETS
Investments at fair value             $18,683,270   $12,570,207  $13,456,543     $1,055,208      $25,258,342   $30,752,368
                                      ===========   ===========  ===========     ==========      ===========   ===========
NET ASSETS
Contracts in accumulation             $18,683,270   $12,570,207  $13,443,449     $1,055,208      $25,225,668   $30,752,368
Contracts in payout (annuitization)                                   13,094                          32,674
                                      -----------   -----------  -----------     ----------      -----------   -----------
Total net assets                      $18,683,270   $12,570,207  $13,456,543     $1,055,208      $25,258,342   $30,752,368
                                      ===========   ===========  ===========     ==========      ===========   ===========
Units outstanding                         978,052       628,165      852,319         64,734        1,410,659     1,990,713
Unit value                            $     19.10   $     20.01  $     15.79     $    16.30      $     17.91   $     15.45
Shares                                  1,032,225     1,152,173    1,232,284         98,802        1,815,841     2,213,993
Cost                                  $20,396,708   $13,150,495  $14,466,821     $1,232,868      $25,134,203   $30,466,029

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2007


                                          Total      Total Stock                               U.S. Global       U.S. Global
                                      Stock Market   Market Index   U.S. Core    U.S. Core       Leaders          Leaders
                                     Index Series I    Series II     Series I    Series II   Growth Series I  Growth Series II
                                     --------------  ------------  -----------  -----------  ---------------  ----------------
TOTAL ASSETS
Investments at fair value              $1,483,420     $14,027,194  $52,063,961  $ 9,894,752     $1,257,546       $3,285,343
                                       ==========     ===========  ===========  ===========     ==========       ==========
NET ASSETS:
Contracts in accumulation              $1,483,420     $14,027,194  $52,055,604  $ 9,894,752     $1,257,546       $3,285,343
Contracts in payout (annuitization)                                      8,357
                                       ----------     -----------  -----------  -----------     ----------       ----------
Total net assets                       $1,483,420     $14,027,194  $52,063,961  $ 9,894,752     $1,257,546       $3,285,343
                                       ==========     ===========  ===========  ===========     ==========       ==========
Units outstanding                         112,441         808,512    2,149,886      694,360         95,372          248,691
Unit value                             $    13.19     $     17.35  $     24.22  $     14.25     $    13.19       $    13.21
Shares                                    114,285       1,084,018    2,682,327      512,151         93,498          244,263
Cost                                   $1,165,437     $13,546,033  $60,065,356  $10,829,380     $1,149,463       $3,015,035

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2007

                                     U.S. Government  U.S. Government     U.S.
                                        Securities       Securities    High Yield  U.S. Large Cap   U.S. Large Cap  UBS Large Cap
                                         Series I        Series II      Series II  Value Series I  Value Series II     Series I
                                     ---------------  ---------------  ----------  --------------  ---------------  -------------
TOTAL ASSETS
Investments at fair value              $18,093,578      $10,995,869     $205,047     $11,523,352     $10,922,557     $21,149,764
                                       ===========      ===========     ========     ===========     ===========     ===========
NET ASSETS:
Contracts in accumulation              $18,093,578      $10,995,869     $205,047     $11,523,352     $10,922,557     $21,149,764
Contracts in payout (annuitization)
                                       -----------      -----------     --------     -----------     -----------     -----------
Total net assets                       $18,093,578      $10,995,869     $205,047     $11,523,352     $10,922,557     $21,149,764
                                       ===========      ===========     ========     ===========     ===========     ===========
Units outstanding                          902,777          802,972       14,592         793,165         697,188       1,364,068
Unit value                             $     20.04      $     13.69     $  14.05     $     14.53     $     15.67     $     15.50
Shares                                   1,410,255          856,376       16,378         720,660         684,800       1,464,665
Cost                                   $19,027,724      $11,375,484     $217,078     $ 9,073,213     $ 9,195,480     $23,356,818

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2007

                                                                                                             Wellington Small
                                     UBS Large Cap   Utilities   Utilities                                      Cap Growth
                                       Series II     Series I    Series II  Value Series I  Value Series II      Series II
                                     -------------  ----------  ----------  --------------  ---------------  ----------------
TOTAL ASSETS
Investments at fair value              $1,612,959   $5,040,757  $8,340,129    $10,313,900      $5,422,769       $2,090,135
                                       ==========   ==========  ==========    ===========      ==========       ==========
NET ASSETS:
Contracts in accumulation              $1,612,959   $5,040,757  $8,340,129    $10,309,517      $5,422,769       $2,090,135
Contracts in payout (annuitization)                                                 4,383
                                       ----------   ----------  ----------    -----------      ----------       ----------
Total net assets                       $1,612,959   $5,040,757  $8,340,129    $10,313,900      $5,422,769       $2,090,135
                                       ==========   ==========  ==========    ===========      ==========       ==========
Units outstanding                         104,356      231,208     250,917        367,190         274,625          113,147
Unit value                             $    15.46   $    21.80  $    33.24    $     28.09      $    19.75       $    18.47
Shares                                    112,011      351,517     586,095        594,119         313,636          203,916
Cost                                   $1,777,014   $4,648,836  $7,911,445    $10,681,332      $6,290,478       $2,201,537

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2007

                                       Wellington Small   Wells Capital Core
                                     Cap Value Series II    Bond Series II
                                     -------------------  ------------------
TOTAL ASSETS
Investments at fair value                 $3,257,965           $ 228,740
                                          ==========           =========
NET ASSETS:
Contracts in accumulation                 $3,257,965           $ 228,740
Contracts in payout (annuitization)
                                          ----------           ---------
Total net assets                          $3,257,965           $ 228,740
                                          ==========           =========
Units outstanding                            210,691              17,237
Unit value                                $    15.46           $   13.27
Shares                                       201,732              18,226
Cost                                      $3,882,968           $ 227,773

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
          STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY
                        FOR THE YEARS ENDED DECEMBER 31,

                                                 500 Index
                                                   Fund B
                                                 Series NAV     500 Index Series I         500 Index Series II
                                                -----------  ------------------------  --------------------------
                                                    2007         2007         2006         2007          2006
                                                -----------  -----------  -----------  ------------  ------------
Income:
   Dividend distributions received              $   129,745  $   189,455  $    77,934  $    355,519  $    141,001
Expenses:
   Mortality and expense risk and
      administrative charges                        109,999      125,825      134,151       295,680       288,709
                                                -----------  -----------  -----------  ------------  ------------
Net investment income (loss)                         19,746       63,630      (56,217)       59,839      (147,708)
                                                -----------  -----------  -----------  ------------  ------------
Realized gains (losses) on investments:
   Capital gain distributions received                   --           --           --            --            --
   Net realized gain (loss)                          14,409      729,997      610,817     1,346,407       863,531
                                                -----------  -----------  -----------  ------------  ------------
Realized gains (losses)                              14,409      729,997      610,817     1,346,407       863,531
                                                -----------  -----------  -----------  ------------  ------------
Unrealized appreciation (depreciation) during
   the period                                      (231,640)    (584,647)     405,077      (876,236)    1,468,982
                                                -----------  -----------  -----------  ------------  ------------
Net increase (decrease) in contract owners'
   equity from operations                          (197,485)     208,980      959,677       530,010     2,184,805
                                                -----------  -----------  -----------  ------------  ------------
Changes from principal transactions:
   Purchase payments                                 54,875       40,728       67,407       262,068       696,126
   Transfers between sub-accounts and the
      company                                    11,244,586     (798,615)    (816,084)      (28,387)   (1,451,951)
   Withdrawals                                   (1,811,995)    (750,188)  (1,189,426)   (1,575,889)   (1,259,480)
   Annual contract fee                              (32,961)      (4,577)      (5,212)      (42,980)      (48,217)
                                                -----------  -----------  -----------  ------------  ------------
Net increase (decrease) in contract owners'
   equity from principal transactions             9,454,505   (1,512,652)  (1,943,315)   (1,385,188)   (2,063,522)
                                                -----------  -----------  -----------  ------------  ------------
Total increase (decrease) in contract owners'
   equity                                         9,257,020   (1,303,672)    (983,638)     (855,178)      121,283
Contract owners' equity at beginning of period           --    8,946,418    9,930,056    18,635,642    18,514,359
                                                -----------  -----------  -----------  ------------  ------------
Contract owners' equity at end of period        $ 9,257,020  $ 7,642,746  $ 8,946,418  $ 17,780,464  $ 18,635,642
                                                ===========  ===========  ===========  ============  ============

                                                    2007         2007         2006         2007          2006
                                                -----------  -----------  -----------  ------------  ------------
Units, beginning of period                             --      752,204      947,242     1,168,020     1,315,914
Units issued                                      953,677      298,145      343,413       303,012       236,466
Units redeemed                                    197,175      427,678      538,451       389,613       384,360
                                                  -------      -------      -------     ---------     ---------
Units, end of period                              756,502      622,671      752,204     1,081,419     1,168,020
                                                  =======      =======      =======     =========     =========

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
          STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY
                        FOR THE YEARS ENDED DECEMBER 31,

                                                  Active Bond Series I      Active Bond Series II   Alger American Balanced
                                                ------------------------  ------------------------  -----------------------
                                                    2007         2006         2007         2006        2007         2006
                                                -----------  -----------  -----------  -----------  -----------  ----------
Income:
   Dividend distributions received              $   673,064  $   266,708  $ 5,576,554  $ 1,630,598  $        --  $   45,587
Expenses:
   Mortality and expense risk and
      administrative charges                        126,732      148,494    1,102,500    1,010,529       19,846      59,410
                                                -----------  -----------  -----------  -----------  -----------  ----------
Net investment income (loss)                        546,332      118,214    4,474,054      620,069      (19,846)    (13,823)
                                                -----------  -----------  -----------  -----------  -----------  ----------
Realized gains (losses) on investments:
   Capital gain distributions received                   --           --           --           --           --     194,811
   Net realized gain (loss)                          32,651       17,125       55,948      (23,312)     448,004      25,763
                                                -----------  -----------  -----------  -----------  -----------  ----------
Realized gains (losses)                              32,651       17,125       55,948      (23,312)     448,004     220,574
                                                -----------  -----------  -----------  -----------  -----------  ----------
Unrealized appreciation (depreciation) during
   the period                                      (391,605)     112,153   (3,131,251)     930,155     (240,115)   (112,409)
                                                -----------  -----------  -----------  -----------  -----------  ----------
Net increase (decrease) in contract owners'
   equity from operations                           187,378      247,492    1,398,751    1,526,912      188,043      94,342
                                                -----------  -----------  -----------  -----------  -----------  ----------
Changes from principal transactions:
   Purchase payments                                 57,897       36,496    1,342,375    3,001,154       13,878      33,371
   Transfers between sub-accounts and the
      company                                      (133,250)    (656,928)   6,302,910      524,626   (3,746,399)     38,219
   Withdrawals                                   (1,593,264)  (1,241,941)  (5,263,109)  (4,175,660)    (140,913)   (363,903)
   Annual contract fee                               (4,248)      (4,944)    (191,157)    (176,858)      (4,346)    (14,849)
                                                -----------  -----------  -----------  -----------  -----------  ----------
Net increase (decrease) in contract owners'
   equity from principal transactions            (1,672,865)  (1,867,317)   2,191,019     (826,738)  (3,877,780)   (307,162)
                                                -----------  -----------  -----------  -----------  -----------  ----------
Total increase (decrease) in contract owners'
   equity                                        (1,485,487)  (1,619,825)   3,589,770      700,174   (3,689,737)   (212,820)
Contract owners' equity at beginning of period    8,599,561   10,219,386   63,915,334   63,215,160    3,689,737   3,902,557
                                                -----------  -----------  -----------  -----------  -----------  ----------
Contract owners' equity at end of period        $ 7,114,074  $ 8,599,561  $67,505,104  $63,915,334  $        --  $3,689,737
                                                ===========  ===========  ===========  ===========  ===========  ==========

                                                    2007         2006         2007        2006          2007        2006
                                                -----------  -----------  -----------  -----------  -----------  ----------
Units, beginning of period                        665,775      813,267     4,967,587    5,037,689      219,460     238,767
Units issued                                       23,680        6,642       887,894      540,962        3,401      12,888
Units redeemed                                    151,464      154,134       717,428      611,064      222,861      32,195
                                                  -------      -------     ---------    ---------     --------     -------
Units, end of period                              537,991      665,775     5,138,053    4,967,587           --     219,460
                                                  =======      =======     =========    =========     ========     =======

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
          STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY
                        FOR THE YEARS ENDED DECEMBER 31,

                                                     Alger American
                                                   Leveraged All Cap       All Cap Core Series I    All Cap Core Series II
                                                -----------------------  ------------------------  -----------------------
                                                    2007        2006         2007         2006         2007         2006
                                                -----------  ----------  -----------  -----------  -----------  -----------
Income:
   Dividend distributions received              $        --  $       --  $   121,761  $    71,918  $    19,502  $     6,659
Expenses:
   Mortality and expense risk and
      administrative charges                          9,198      23,918      129,158      144,509       32,424       20,902
                                                -----------  ----------  -----------  -----------  -----------  -----------
Net investment income (loss)                         (9,198)    (23,918)      (7,397)     (72,591)     (12,922)     (14,243)
                                                -----------  ----------  -----------  -----------  -----------  -----------
Realized gains (losses) on investments:
   Capital gain distributions received                   --          --           --           --           --           --
   Net realized gain (loss)                         590,008      76,127       52,298     (289,378)     176,301       67,149
                                                -----------  ----------  -----------  -----------  -----------  -----------
Realized gains (losses)                             590,008      76,127       52,298     (289,378)     176,301       67,149
                                                -----------  ----------  -----------  -----------  -----------  -----------
Unrealized appreciation (depreciation) during
   the period                                      (392,077)    172,840      119,827    1,590,589     (192,137)      98,393
                                                -----------  ----------  -----------  -----------  -----------  -----------
Net increase (decrease) in contract owners'
   equity from operations                           188,733     225,049      164,728    1,228,620      (28,758)     151,299
                                                -----------  ----------  -----------  -----------  -----------  -----------
Changes from principal transactions:
   Purchase payments                                  4,280      58,614       50,623       64,323       19,601       82,088
   Transfers between sub-accounts and the
      company                                    (1,729,301)    355,770     (632,983)    (785,825)   1,517,976      (14,958)
   Withdrawals                                     (159,461)   (114,060)  (1,905,615)  (1,496,532)    (451,332)     (67,509)
   Annual contract fee                               (1,916)     (6,866)      (5,074)      (5,949)      (7,795)      (3,916)
                                                -----------  ----------  -----------  -----------  -----------  -----------
Net increase (decrease) in contract owners'
   equity from principal transactions            (1,886,398)    293,458   (2,493,049)  (2,223,983)   1,078,450       (4,295)
                                                -----------  ----------  -----------  -----------  -----------  -----------
Total increase (decrease) in contract owners'
   equity                                        (1,697,665)    518,507   (2,328,321)    (995,363)   1,049,692      147,004
Contract owners' equity at beginning of period    1,697,665   1,179,158    9,534,890   10,530,253    1,341,296    1,194,292
                                                -----------  ----------  -----------  -----------  -----------  -----------
Contract owners' equity at end of period        $        --  $1,697,665  $ 7,206,569  $ 9,534,890  $ 2,390,988  $ 1,341,296
                                                ===========  ==========  ===========  ===========  ===========  ===========

                                                    2007        2006         2007         2006         2007         2006
                                                -----------  ----------  -----------  -----------  -----------  -----------
Units, beginning of period                         72,889      59,247      522,038      668,667       72,518       72,939
Units issued                                        1,975      23,328        4,560       22,935       99,199        9,429
Units redeemed                                     74,864       9,686      129,803      169,564       43,717        9,850
                                                   ------      ------      -------      -------      -------       ------
Units, end of period                                   --      72,889      396,795      522,038      128,000       72,518
                                                   ======      ======      =======      =======      =======       ======

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
          STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY
                        FOR THE YEARS ENDED DECEMBER 31,

                                                 All Cap Growth Series I  All Cap Growth Series II   All Cap Value Series I
                                                ------------------------  ------------------------  -----------------------
                                                    2007         2006         2007         2006         2007        2006
                                                -----------  -----------  -----------  -----------  -----------  ----------
Income:
   Dividend distributions received              $     6,700  $        --  $        --  $        --  $    64,964  $   37,147
Expenses:
   Mortality and expense risk and
      administrative charges                        233,717      260,736       63,118       73,477       61,133      63,454
                                                -----------  -----------  -----------  -----------  -----------  ----------
Net investment income (loss)                       (227,017)    (260,736)     (63,118)     (73,477)       3,831     (26,307)
                                                -----------  -----------  -----------  -----------  -----------  ----------
Realized gains (losses) on investments:
   Capital gain distributions received                   --           --           --           --    1,522,771     827,974
   Net realized gain (loss)                         684,237     (410,797)     390,499      420,409      112,604     109,751
                                                -----------  -----------  -----------  -----------  -----------  ----------
Realized gains (losses)                             684,237     (410,797)     390,499      420,409    1,635,375     937,725
                                                -----------  -----------  -----------  -----------  -----------  ----------
Unrealized appreciation (depreciation) during
   the period                                     1,162,623    1,549,277       56,600     (137,086)  (1,394,253)   (477,458)
                                                -----------  -----------  -----------  -----------  -----------  ----------
Net increase (decrease) in contract owners'
   equity from operations                         1,619,843      877,744      383,981      209,846      244,953     433,960
                                                -----------  -----------  -----------  -----------  -----------  ----------
Changes from principal transactions:
   Purchase payments                                116,546      162,745       79,642      300,973        3,032      15,482
   Transfers between sub-accounts and the
      company                                      (842,041)    (857,774)    (274,450)     (43,563)     (11,900)    132,078
   Withdrawals                                   (3,660,060)  (2,821,069)    (844,500)  (1,122,550)    (523,722)   (487,004)
   Annual contract fee                              (10,424)     (12,473)      (9,658)     (14,204)      (2,146)     (2,234)
                                                -----------  -----------  -----------  -----------  -----------  ----------
Net increase (decrease) in contract owners'
   equity from principal transactions            (4,395,979)  (3,528,571)  (1,048,966)    (879,344)    (534,736)   (341,678)
                                                -----------  -----------  -----------  -----------  -----------  ----------
Total increase (decrease) in contract owners'
   equity                                        (2,776,136)  (2,650,827)    (664,985)    (669,498)    (289,783)     92,282
Contract owners' equity at beginning of period   16,657,204   19,308,031    4,253,303    4,922,801    3,882,934   3,790,652
                                                -----------  -----------  -----------  -----------  -----------  ----------
Contract owners' equity at end of period        $13,881,068  $16,657,204  $ 3,588,318  $ 4,253,303  $ 3,593,151  $3,882,934
                                                ===========  ===========  ===========  ===========  ===========  ==========

                                                    2007         2006         2007         2006         2007        2006
                                                -----------  -----------  -----------  -----------  -----------  ----------
Units, beginning of period                       1,006,212    1,228,971     288,286      348,473      242,555      265,011
Units issued                                         5,447       25,780      20,646       51,412       10,628       23,743
Units redeemed                                     240,844      248,539      87,820      111,599       42,540       46,199
                                                 ---------    ---------     -------      -------      -------      -------
Units, end of period                               770,815    1,006,212     221,112      288,286      210,643      242,555
                                                 =========    =========     =======      =======      =======      =======

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
          STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                                         American
                                                                            American      Asset
                                                                              Asset    High-Income     American Blue-Chip
                                                                           Allocation      Bond          Income & Growth
                                                 All Cap Value Series II   Series II    Series II           Series II
                                                ------------------------  -----------  -----------  ------------------------
                                                   2007          2006         2007         2007         2007         2006
                                                -----------  -----------  -----------  -----------  -----------  -----------
Income:
   Dividend distributions received              $   115,887  $    69,860  $   656,494   $  164,023  $   417,525  $    84,087
Expenses:
   Mortality and expense risk and
      administrative charges                        138,414      141,648      185,074       11,788      321,026      316,716
                                                -----------  -----------  -----------   ----------  -----------  -----------
Net investment income (loss)                        (22,527)     (71,788)     471,420      152,235       96,499     (232,629)
                                                -----------  -----------  -----------   ----------  -----------  -----------
Realized gains (losses) on investments:
   Capital gain distributions received            3,328,753    1,879,691      116,062           --    3,485,169      337,825
   Net realized gain (loss)                          80,165      206,873       21,794       (1,698)     655,806      514,031
                                                -----------  -----------  -----------   ----------  -----------  -----------
Realized gains (losses)                           3,408,918    2,086,564      137,856       (1,698)   4,140,975      851,856
                                                -----------  -----------  -----------   ----------  -----------  -----------
Unrealized appreciation (depreciation) during
   the period                                    (2,836,232)  (1,051,207)  (1,414,750)    (197,886)  (4,116,423)   2,165,784
                                                -----------  -----------  -----------   ----------  -----------  -----------
Net increase (decrease) in contract owners'
   equity from operations                           550,159      963,569     (805,474)     (47,349)     121,051    2,785,011
                                                -----------  -----------  -----------   ----------  -----------  -----------
Changes from principal transactions:
   Purchase payments                                196,032      445,421   25,212,350    1,779,693      318,811      751,565
   Transfers between sub-accounts and the
      company                                      (551,642)     151,154   13,755,023    1,032,212   (1,010,997)     523,928
   Withdrawals                                   (1,221,935)  (1,176,159)    (247,056)      (8,126)  (2,866,681)  (1,561,435)
   Annual contract fee                              (23,262)     (26,411)      (8,881)        (463)     (51,582)     (51,212)
                                                -----------  -----------  -----------   ----------  -----------  -----------
Net increase (decrease) in contract owners'
   equity from principal transactions            (1,600,807)    (605,995)  38,711,436    2,803,316   (3,610,449)    (337,154)
                                                -----------  -----------  -----------   ----------  -----------  -----------
Total increase (decrease) in contract owners'
   equity                                        (1,050,648)     357,574   37,905,962    2,755,967   (3,489,398)   2,447,857
Contract owners' equity at beginning of period    8,774,689    8,417,115           --           --   20,894,226   18,446,369
                                                -----------  -----------  -----------   ----------  -----------  -----------
Contract owners' equity at end of period        $ 7,724,041  $ 8,774,689  $37,905,962   $2,755,967  $17,404,828  $20,894,226
                                                ===========  ===========  ===========   ==========  ===========  ===========

                                                   2007          2006         2007         2007         2007         2006
                                                -----------  -----------  -----------  -----------  -----------  -----------
Units, beginning of period                        514,050      549,590            --          --     1,055,102    1,070,740
Units issued                                       21,340       69,306     3,256,597     236,385        46,986      137,080
Units redeemed                                    109,715      104,846       233,662       5,925       222,067      152,718
                                                  -------      -------     ---------     -------       -------    ---------
Units, end of period                              425,675      514,050     3,022,935     230,460       880,021    1,055,102
                                                  =======      =======     =========     =======       =======    =========

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
          STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                                                  American       American
                                                                                 American       Fundamental       Global
                                                                             Century - Small      Holdings   Diversification
                                                 American Bond Series II    Company Series II    Series II      Series II
                                                -------------------------  -------------------  -----------  ---------------
                                                    2007          2006        2007      2006        2007           2007
                                                ------------  -----------  --------  ---------  -----------  ---------------
Income:
   Dividend distributions received              $  4,287,224  $        --  $     --  $      --  $   45,338     $   26,684
Expenses:
   Mortality and expense risk and
      administrative charges                       1,603,157      808,940     3,722      5,324       3,350          2,009
                                                ------------  -----------  --------  ---------  ----------     ----------
Net investment income (loss)                       2,684,067     (808,940)   (3,722)    (5,324)     41,988         24,675
                                                ------------  -----------  --------  ---------  ----------     ----------
Realized gains (losses) on investments:
   Capital gain distributions received                32,659           --    38,239     48,177          --             --
   Net realized gain (loss)                          289,509       66,854      (859)    12,100       1,387          2,405
                                                ------------  -----------  --------  ---------  ----------     ----------
Realized gains (losses)                              322,168       66,854    37,380     60,277       1,387          2,405
                                                ------------  -----------  --------  ---------  ----------     ----------
Unrealized appreciation (depreciation) during
   the period                                     (2,062,289)   3,363,463   (51,792)   (36,782)    (47,717)        (8,327)
                                                ------------  -----------  --------  ---------  ----------     ----------
Net increase (decrease) in contract owners'
   equity from operations                            943,946    2,621,377   (18,134)    18,171      (4,342)        18,753
                                                ------------  -----------  --------  ---------  ----------     ----------
Changes from principal transactions:
   Purchase payments                              32,235,676   37,946,958     1,146     16,617   3,396,923      1,368,921
   Transfers between sub-accounts and the
      company                                     16,375,731   12,222,254   (27,335)  (225,490)  1,008,011      2,041,394
   Withdrawals                                    (3,271,498)  (1,094,851)  (18,348)   (36,748)        (19)        (3,496)
   Annual contract fee                              (290,461)     (91,966)     (564)      (585)         (8)          (469)
                                                ------------  -----------  --------  ---------  ----------     ----------
Net increase (decrease) in contract owners'
   equity from principal transactions             45,049,448   48,982,395   (45,101)  (246,206)  4,404,907      3,406,350
                                                ------------  -----------  --------  ---------  ----------     ----------
Total increase (decrease) in contract owners'
   equity                                         45,993,394   51,603,772   (63,235)  (228,035)  4,400,565      3,425,103
Contract owners' equity at beginning of period    74,051,885   22,448,113   279,833    507,868          --             --
                                                ------------  -----------  --------  ---------  ----------     ----------
Contract owners' equity at end of period        $120,045,279  $74,051,885  $216,598  $ 279,833  $4,400,565     $3,425,103
                                                ============  ===========  ========  =========  ==========     ==========

                                                    2007          2006        2007      2006        2007           2007
                                                ------------  -----------  --------  ---------  -----------  ---------------
Units, beginning of period                        5,696,893    1,809,797    17,140     32,288          --             --
Units issued                                      3,868,335    4,152,547       406      1,791     350,304        278,470
Units redeemed                                      438,690      265,451     3,103     16,939           2          5,707
                                                  ---------    ---------    ------     ------     -------        -------
Units, end of period                              9,126,538    5,696,893    14,443     17,140     350,302        272,763
                                                  =========    =========    ======     ======     =======        =======

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
          STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY
                        FOR THE YEARS ENDED DECEMBER 31,

                                                  American      American
                                                   Global     Global Small
                                                   Growth    Capitalization         American Growth        American Growth-Income
                                                 Series II      Series II              Series II                  Series II
                                                -----------  --------------  --------------------------  --------------------------
                                                    2007          2007           2007          2006          2007          2006
                                                -----------    ----------    ------------  ------------  ------------  ------------
Income:
   Dividend distributions received              $   194,263    $   67,171    $  1,768,306  $    225,678  $  4,518,633  $  1,091,094
Expenses:
   Mortality and expense risk and
      administrative charges                         56,257        22,800       2,947,563     2,193,255     2,605,939     1,914,716
                                                -----------    ----------    ------------  ------------  ------------  ------------
Net investment income (loss)                        138,006        44,371      (1,179,257)   (1,967,577)    1,912,694      (823,622)
                                                -----------    ----------    ------------  ------------  ------------  ------------
Realized gains (losses) on investments:
   Capital gain distributions received               50,724        27,010      18,762,113       842,829     7,403,613       133,016
   Net realized gain (loss)                           5,281       (15,769)      6,818,777     3,351,559     3,251,732     2,088,520
                                                -----------    ----------    ------------  ------------  ------------  ------------
Realized gains (losses)                              56,005        11,241      25,580,890     4,194,388    10,655,345     2,221,536
                                                -----------    ----------    ------------  ------------  ------------  ------------
Unrealized appreciation (depreciation) during
   the period                                       (16,206)     (244,123)     (7,662,319)    8,337,417    (8,778,621)   13,162,582
                                                -----------    ----------    ------------  ------------  ------------  ------------
Net increase (decrease) in contract owners'
   equity from operations                           177,805      (188,511)     16,739,314    10,564,228     3,789,418    14,560,496
                                                -----------    ----------    ------------  ------------  ------------  ------------
Changes from principal transactions:
   Purchase payments                              8,279,166     2,520,319      25,323,555    38,400,115    24,169,205    37,322,905
   Transfers between sub-accounts and the
      company                                     4,781,811     3,029,928       3,531,081     9,356,140    11,448,112     5,271,952
   Withdrawals                                      (76,784)      (40,713)    (11,875,934)   (6,916,761)  (10,585,535)   (6,806,996)
   Annual contract fee                               (2,866)       (2,198)       (518,907)     (343,561)     (452,636)     (288,437)
                                                -----------    ----------    ------------  ------------  ------------  ------------
Net increase (decrease) in contract owners'
   equity from principal transactions            12,981,327     5,507,336      16,459,795    40,495,933    24,579,146    35,499,424
                                                -----------    ----------    ------------  ------------  ------------  ------------
Total increase (decrease) in contract owners'
   equity                                        13,159,132     5,318,825      33,199,109    51,060,161    28,368,564    50,059,920
Contract owners' equity at beginning of period           --            --     160,868,508   109,808,347   142,470,165    92,410,245
                                                -----------    ----------    ------------  ------------  ------------  ------------
Contract owners' equity at end of period        $13,159,132    $5,318,825    $194,067,617  $160,868,508  $170,838,729  $142,470,165
                                                ===========    ==========    ============  ============  ============  ============

                                                    2007          2007           2007          2006          2007          2006
                                                -----------    ----------    ------------  ------------  ------------  ------------
Units, beginning of period                              --                     7,987,934     5,749,792     7,484,418     5,373,062
Units issued                                     1,034,013       494,595       2,117,366     2,992,809     2,236,170     2,802,282
Units redeemed                                      38,354       100,293       1,030,296       754,667       741,769       690,926
                                                 ---------       -------     -----------     ---------     ---------     ---------
Units, end of period                               995,659       394,302       9,075,004     7,987,934     8,978,819     7,484,418
                                                 =========       =======     ===========     =========     =========     =========

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
          STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                            American
                                                  American International    New World      Blue Chip Growth
                                                        Series II           Series II          Series I
                                                -------------------------  ----------  ------------------------
                                                    2007          2006        2007         2007         2006
                                                ------------  -----------  ----------  -----------  -----------
Income:
   Dividend distributions received              $  2,350,927  $   562,658  $   74,063  $   320,883  $   100,180
Expenses:
   Mortality and expense risk and
      administrative charges                       1,793,915    1,249,358      17,079      668,814      692,848
                                                ------------  -----------  ----------  -----------  -----------
Net investment income (loss)                         557,012     (686,700)     56,984     (347,931)    (592,668)
                                                ------------  -----------  ----------  -----------  -----------
Realized gains (losses) on investments:
   Capital gain distributions received             9,419,876      750,528      20,581           --           --
   Net realized gain (loss)                        5,864,261    2,953,966      49,572    1,353,441     (771,782)
                                                ------------  -----------  ----------  -----------  -----------
Realized gains (losses)                           15,284,137    3,704,494      70,153    1,353,441     (771,782)
                                                ------------  -----------  ----------  -----------  -----------
Unrealized appreciation (depreciation) during
   the period                                      1,849,070    8,762,244      60,598    3,805,985    4,849,621
                                                ------------  -----------  ----------  -----------  -----------
Net increase (decrease) in contract owners'
   equity from operations                         17,690,219   11,780,038     187,735    4,811,495    3,485,171
                                                ------------  -----------  ----------  -----------  -----------
Changes from principal transactions:
   Purchase payments                              18,046,933   24,790,953   1,157,763      186,675      447,640
   Transfers between sub-accounts and the
      company                                     (5,142,632)   5,713,158   3,231,926   (1,416,247)  (2,001,130)
   Withdrawals                                    (7,253,820)  (5,421,311)    (32,422)  (8,244,293)  (7,723,488)
   Annual contract fee                              (297,495)    (184,282)     (2,076)     (25,404)     (28,795)
                                                ------------  -----------  ----------  -----------  -----------
Net increase (decrease) in contract owners'
   equity from principal transactions              5,352,986   24,898,518   4,355,191   (9,499,269)  (9,305,773)
                                                ------------  -----------  ----------  -----------  -----------
Total increase (decrease) in contract owners'
   equity                                         23,043,205   36,678,556   4,542,926   (4,687,774)  (5,820,602)
Contract owners' equity at beginning of period    94,938,637   58,260,081          --   45,398,866   51,219,468
                                                ------------  -----------  ----------  -----------  -----------
Contract owners' equity at end of period        $117,981,842  $94,938,637  $4,542,926  $40,711,092  $45,398,866
                                                ============  ===========  ==========  ===========  ===========


                                                    2007          2006        2007         2007         2006
                                                ------------  -----------  ----------  -----------  -----------
Units, beginning of period                        3,719,089    2,544,176          --    2,287,525    2,774,161
Units issued                                      1,207,511    1,716,846     357,228      136,867       69,998
Units redeemed                                      744,538      541,933      52,572      520,911      556,634
                                                  ---------    ---------     -------    ---------    ---------
Units, end of period                              4,182,062    3,719,089     304,656    1,903,481    2,287,525
                                                  =========    =========     =======    =========    =========

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
          STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                          Bond Index
                                                    Blue Chip Growth        Trust A     Capital Appreciation
                                                        Series II          Series II          Series I
                                                ------------------------  ----------  ------------------------
                                                    2007         2006        2007         2007         2006
                                                -----------  -----------  ----------  -----------  -----------
Income:
   Dividend distributions received              $    81,836  $     7,096   $    868   $    36,895  $        --
Expenses:
   Mortality and expense risk and
      administrative charges                        337,663      330,255      3,992       208,202      153,817
                                                -----------  -----------   --------   -----------  -----------
Net investment income (loss)                       (255,827)    (323,159)    (3,124)     (171,307)    (153,817)
                                                -----------  -----------   --------   -----------  -----------
Realized gains (losses) on investments:
   Capital gain distributions received                   --           --         --        58,504      148,109
   Net realized gain (loss)                       1,482,645    1,136,278     13,311       232,440       58,367
                                                -----------  -----------   --------   -----------  -----------
Realized gains (losses)                           1,482,645    1,136,278     13,311       290,944      206,476
                                                -----------  -----------   --------   -----------  -----------
Unrealized appreciation (depreciation) during
   the period                                       903,982      724,698         47     1,140,174      (61,934)
                                                -----------  -----------   --------   -----------  -----------
Net increase (decrease) in contract owners'
   equity from operations                         2,130,800    1,537,817     10,234     1,259,811       (9,275)
                                                -----------  -----------   --------   -----------  -----------
Changes from principal transactions:
   Purchase payments                                739,306    1,488,206         --        64,653       93,970
   Transfers between sub-accounts and the
      company                                      (915,462)  (1,244,572)   115,539      (590,354)  13,461,302
   Withdrawals                                   (2,343,290)  (1,886,091)   (82,765)   (2,370,925)  (1,590,560)
   Annual contract fee                              (55,882)     (55,871)    (1,167)       (8,874)      (5,696)
                                                -----------  -----------   --------   -----------  -----------
Net increase (decrease) in contract owners'
   equity from principal transactions            (2,575,328)  (1,698,328)    31,607    (2,905,500)  11,959,016
                                                -----------  -----------   --------   -----------  -----------
Total increase (decrease) in contract owners'
   equity                                          (444,528)    (160,511)    41,841    (1,645,689)  11,949,741
Contract owners' equity at beginning of period   21,092,687   21,253,198         --    13,948,542    1,998,801
                                                -----------  -----------   --------   -----------  -----------
Contract owners' equity at end of period        $20,648,159  $21,092,687   $ 41,841   $12,302,853  $13,948,542
                                                ===========  ===========   ========   ===========  ===========

                                                    2007         2006        2007         2007         2006
                                                -----------  -----------  ----------  -----------  -----------
Units, beginning of period                       1,373,545    1,488,571         --     1,496,412      216,272
Units issued                                       163,863      159,483     36,037        17,816    1,633,878
Units redeemed                                     319,277      274,509     32,809       312,525      353,738
                                                 ---------    ---------     ------     ---------    ---------
Units, end of period                             1,218,131    1,373,545      3,228     1,201,703    1,496,412
                                                 =========    =========     ======     =========    =========

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
          STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY
                        FOR THE YEARS ENDED DECEMBER 31,

                                                  Capital Appreciation       CGTC Overseas          Credit Suisse
                                                        Series II           Equity Series II       Emerging Markets
                                                ------------------------  -------------------  -----------------------
                                                    2007         2006        2007      2006        2007        2006
                                                -----------  -----------  ---------  --------  -----------  ----------
Income:
   Dividend distributions received              $     9,735  $        --  $  14,832  $  2,519  $        --  $   11,063
Expenses:
   Mortality and expense risk and
   administrative charges                           196,439      155,223     12,413     9,851       10,203      34,666
                                                -----------  -----------  ---------  --------  -----------  ----------
Net investment income (loss)                       (186,704)    (155,223)     2,419    (7,332)     (10,203)    (23,603)
                                                -----------  -----------  ---------  --------  -----------  ----------
Realized gains (losses) on investments:
   Capital gain distributions received               52,828      356,627     86,878    19,486           --      27,173
   Net realized gain (loss)                         196,279      219,368     53,967    19,307      820,371     464,530
                                                -----------  -----------  ---------  --------  -----------  ----------
Realized gains (losses)                             249,107      575,995    140,845    38,793      820,371     491,703
                                                -----------  -----------  ---------  --------  -----------  ----------
Unrealized appreciation (depreciation) during
   the period                                     1,069,086     (436,949)   (64,858)   60,669     (723,768)     90,497
                                                -----------  -----------  ---------  --------  -----------  ----------
Net increase (decrease) in contract owners'
   equity from operations                         1,131,489      (16,177)    78,406    92,130       86,400     558,597
                                                -----------  -----------  ---------  --------  -----------  ----------
Changes from principal transactions:
   Purchase payments                                381,533      342,466     13,735   220,178        3,451      12,046
   Transfers between sub-accounts and the
      company                                      (663,476)  10,857,050    (12,905)  386,615   (1,852,190)   (340,933)
   Withdrawals                                   (1,567,605)  (1,734,963)  (182,588)  (46,827)    (251,968)   (341,690)
   Annual contract fee                              (33,639)     (27,916)    (2,353)   (1,588)      (2,408)     (8,957)
                                                -----------  -----------  ---------  --------  -----------  ----------
Net increase (decrease) in contract owners'
   equity from principal transactions            (1,883,187)   9,436,637   (184,111)  558,378   (2,103,115)   (679,534)
                                                -----------  -----------  ---------  --------  -----------  ----------
Total increase (decrease) in contract owners'
   equity                                          (751,698)   9,420,460   (105,705)  650,508   (2,016,715)   (120,937)
Contract owners' equity at beginning of period   12,653,702    3,233,242    820,248   169,740    2,016,715   2,137,652
                                                -----------  -----------  ---------  --------  -----------  ----------
Contract owners' equity at end of period        $11,902,004  $12,653,702  $ 714,543  $820,248  $        --  $2,016,715
                                                ===========  ===========  =========  ========  ===========  ==========

                                                    2007         2006        2007      2006        2007        2006
                                                -----------  -----------  ---------  --------  -----------  ----------
Units, beginning of period                        868,259      222,664      45,990    11,209      53,280       73,726
Units issued                                       62,810      867,802      10,410    61,533       1,717       11,334
Units redeemed                                    185,225      222,207      20,156    26,752      54,997       31,780
                                                  -------      -------      ------    ------      ------       ------
Units, end of period                              745,844      868,259      36,244    45,990          --       53,280
                                                  =======      =======      ======    ======      ======       ======

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
          STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY
                        FOR THE YEARS ENDED DECEMBER 31,

                                                   Credit Suisse
                                                    Global Post                                 Dreyfus Socially
                                                  Venture Capital    Dreyfus IP Midcap Stock   Responsible Growth
                                                -------------------  -----------------------  -------------------
                                                   2007      2006        2007        2006        2007      2006
                                                ---------  --------  -----------  ----------  ---------  --------
Income:
   Dividend distributions received              $      --  $     --  $    14,720  $   10,195  $     832  $     --
Expenses:
   Mortality and expense risk and
   administrative charges                           2,151     8,342       27,522      89,112      1,688     5,469
                                                ---------  --------  -----------  ----------  ---------  --------
Net investment income (loss)                       (2,151)   (8,342)     (12,802)    (78,917)      (856)   (5,469)
                                                ---------  --------  -----------  ----------  ---------  --------
Realized gains (losses) on investments:
   Capital gain distributions received                 --        --      575,431     919,004         --        --
   Net realized gain (loss)                       137,118    58,230      148,309     170,346     63,281    11,067
                                                ---------  --------  -----------  ----------  ---------  --------
Realized gains (losses)                           137,118    58,230      723,740   1,089,350     63,281    11,067
                                                ---------  --------  -----------  ----------  ---------  --------
Unrealized appreciation (depreciation) during
   the period                                    (107,473)   (1,712)    (274,303)   (688,996)   (45,299)   17,055
                                                ---------  --------  -----------  ----------  ---------  --------
Net increase (decrease) in contract owners'
   equity from operations                          27,494    48,176      436,635     321,437     17,126    22,653
                                                ---------  --------  -----------  ----------  ---------  --------
Changes from principal transactions:
   Purchase payments                                1,704     1,306       40,620      63,100         --       670
   Transfers between sub-accounts and the
      company                                    (396,619)   23,545   (5,144,676)    (48,608)  (318,020)  (41,969)
   Withdrawals                                    (99,501)  (58,291)    (462,003)   (751,357)    (1,486)  (26,887)
   Annual contract fee                               (277)   (2,255)      (5,257)    (22,436)      (243)   (1,403)
                                                ---------  --------  -----------  ----------  ---------  --------
Net increase (decrease) in contract owners'
   equity from principal transactions            (494,693)  (35,695)  (5,571,316)   (759,301)  (319,749)  (69,589)
                                                ---------  --------  -----------  ----------  ---------  --------
Total increase (decrease) in contract owners'
   equity                                        (467,199)   12,481   (5,134,681)   (437,864)  (302,623)  (46,936)
Contract owners' equity at beginning of period    467,199   454,718    5,134,681   5,572,545    302,623   349,559
                                                ---------  --------  -----------  ----------  ---------  --------
Contract owners' equity at end of period        $      --  $467,199  $        --  $5,134,681  $      --  $302,623
                                                =========  ========  ===========  ==========  =========  ========

                                                   2007      2006        2007        2006        2007      2006
                                                ---------  --------  -----------  ----------  ---------  --------
Units, beginning of period                        16,017    17,399     224,468      258,269     15,642    19,363
Units issued                                       1,435     5,085       3,235       11,973         26       754
Units redeemed                                    17,452     6,467     227,703       45,774     15,668     4,475
                                                  ------    ------     -------      -------     ------    ------
Units, end of period                                  --    16,017          --      224,468         --    15,642
                                                  ======    ======     =======      =======     ======    ======

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
          STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                             Dynamic Growth          Emerging Growth
                                                Dynamic Growth Series I         Series II               Series II
                                                -----------------------  ----------------------  -----------------------
                                                   2007         2006        2007        2006        2007         2006
                                                ----------  -----------  ----------  ----------  ----------  -----------
Income:
   Dividend distributions received              $       --  $        --  $       --  $       --  $       --  $        --
Expenses:
   Mortality and expense risk and
      administrative charges                        70,893       74,711      47,808      47,340      17,633       22,396
                                                ----------  -----------  ----------  ----------  ----------  -----------
Net investment income (loss)                       (70,893)     (74,711)    (47,808)    (47,340)    (17,633)     (22,396)
                                                ----------  -----------  ----------  ----------  ----------  -----------
Realized gains (losses) on investments:
   Capital gain distributions received                  --           --          --          --     322,209      551,446
   Net realized gain (loss)                        281,519      483,726     203,008     318,366    (252,342)    (216,140)
                                                ----------  -----------  ----------  ----------  ----------  -----------
Realized gains (losses)                            281,519      483,726     203,008     318,366      69,867      335,306
                                                ----------  -----------  ----------  ----------  ----------  -----------
Unrealized appreciation (depreciation) during
   the period                                      103,235       19,095      44,162     (21,280)    (19,206)    (229,817)
                                                ----------  -----------  ----------  ----------  ----------  -----------
Net increase (decrease) in contract owners'
   equity from operations                          313,861      428,110     199,362     249,746      33,028       83,093
                                                ----------  -----------  ----------  ----------  ----------  -----------
Changes from principal transactions:
   Purchase payments                                31,393       31,096      16,568      55,494      32,234       58,163
   Transfers between sub-accounts and the
      company                                       93,783     (600,251)    135,195    (120,612)   (184,219)     639,513
   Withdrawals                                    (434,906)    (646,718)   (209,047)   (467,497)   (419,628)    (250,229)
   Annual contract fee                              (3,381)      (3,734)     (7,008)     (7,679)     (3,077)      (4,229)
                                                ----------  -----------  ----------  ----------  ----------  -----------
Net increase (decrease) in contract owners'
   equity from principal transactions             (313,111)  (1,219,607)    (64,292)   (540,294)   (574,690)     443,218
                                                ----------  -----------  ----------  ----------  ----------  -----------
Total increase (decrease) in contract owners'
   equity                                              750     (791,497)    135,070    (290,548)   (541,662)     526,311
Contract owners' equity at beginning of period   4,168,025    4,959,522   2,795,510   3,086,058   1,425,855      899,544
                                                ----------  -----------  ----------  ----------  ----------  -----------
Contract owners' equity at end of period        $4,168,775  $ 4,168,025  $2,930,580  $2,795,510  $  884,193  $ 1,425,855
                                                ==========  ===========  ==========  ==========  ==========  ===========

                                                   2007         2006        2007        2006        2007         2006
                                                ----------  -----------  ----------  ----------  ----------  -----------
Units, beginning of period                        716,782     934,105      168,083     202,367      72,550      50,131
Units issued                                       41,021      20,750       23,647      20,255      10,612      60,407
Units redeemed                                     90,030     238,073       27,948      54,539      39,122      37,988
                                                  -------     -------      -------     -------      ------      ------
Units, end of period                              667,773     716,782      163,782     168,083      44,040      72,550
                                                  =======     =======      =======     =======      ======      ======

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
          STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY
                        FOR THE YEARS ENDED DECEMBER 31,

                                                 Emerging Small Company   Emerging Small Company
                                                        Series I                 Series II         Equity-Income Series I
                                                ------------------------  ----------------------  ------------------------
                                                    2007         2006        2007        2006         2007         2006
                                                -----------  -----------  ----------  ----------  -----------  -----------
Income:
   Dividend distributions received              $        --  $        --  $       --  $       --  $ 1,782,165  $   977,415
Expenses:
   Mortality and expense risk and
   administrative charges                            79,582       95,858      76,980      85,699      941,274      936,597
                                                -----------  -----------  ----------  ----------  -----------  -----------
Net investment income (loss)                        (79,582)     (95,858)    (76,980)    (85,699)     840,891       40,818
                                                -----------  -----------  ----------  ----------  -----------  -----------
Realized gains (losses) on investments:
   Capital gain distributions received            1,233,324      345,860   1,125,609     288,406    6,926,302    4,021,624
   Net realized gain (loss)                         114,475       61,550      85,167     221,812    2,323,556    1,475,888
                                                -----------  -----------  ----------  ----------  -----------  -----------
Realized gains (losses)                           1,347,799      407,410   1,210,776     510,218    9,249,858    5,497,512
                                                -----------  -----------  ----------  ----------  -----------  -----------
Unrealized appreciation (depreciation) during
   the period                                      (916,695)    (224,141)   (824,696)   (402,375)  (8,701,172)   4,625,087
                                                -----------  -----------  ----------  ----------  -----------  -----------
Net increase (decrease) in contract owners'
   equity from operations                           351,522       87,411     309,100      22,144    1,389,577   10,163,417
                                                -----------  -----------  ----------  ----------  -----------  -----------
Changes from principal transactions:
   Purchase payments                                 22,908       56,814      95,335     268,115      201,142      236,841
   Transfers between sub-accounts and the
      company                                      (595,128)    (198,620)   (233,606)   (249,444)    (542,587)    (651,126)
   Withdrawals                                   (1,177,868)    (975,770)   (636,320)   (399,888)  (9,404,715)  (9,196,663)
   Annual contract fee                               (3,570)      (4,182)    (15,025)    (17,266)     (33,233)     (36,318)
                                                -----------  -----------  ----------  ----------  -----------  -----------
Net increase (decrease) in contract owners'
   equity from principal transactions            (1,753,658)  (1,121,758)   (789,616)   (398,483)  (9,779,393)  (9,647,266)
                                                -----------  -----------  ----------  ----------  -----------  -----------
Total increase (decrease) in contract owners'
   equity                                        (1,402,136)  (1,034,347)   (480,516)   (376,339)  (8,389,816)     516,151
Contract owners' equity at beginning of period    5,866,398    6,900,745   4,966,937   5,343,276   65,058,317   64,542,166
                                                -----------  -----------  ----------  ----------  -----------  -----------
Contract owners' equity at end of period        $ 4,464,262  $ 5,866,398  $4,486,421  $4,966,937  $56,668,501  $65,058,317
                                                ===========  ===========  ==========  ==========  ===========  ===========

                                                    2007         2006        2007        2006         2007         2006
                                                -----------  -----------  ----------  ----------  -----------  -----------
Units, beginning of period                         379,283     441,052      334,932     362,360    2,087,098     2,415,385
Units issued                                         6,834      76,415       21,380      50,892       75,716        55,940
Units redeemed                                     113,385     138,184       71,360      78,320      355,877       384,227
                                                   -------     -------      -------     -------    ---------     ---------
Units, end of period                               272,732     379,283      284,952     334,932    1,806,937     2,087,098
                                                   =======     =======      =======     =======    =========     =========

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
          STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                             Financial Services       Financial Services
                                                 Equity-Income Series II          Series I                Series II
                                                ------------------------  -----------------------  -----------------------
                                                    2007         2006         2007        2006         2007        2006
                                                -----------  -----------  -----------  ----------  -----------  ----------
Income:
   Dividend distributions received              $   957,289  $   473,388  $    29,459  $    8,518  $    50,545  $    9,729
Expenses:
   Mortality and expense risk and
   administrative charges                           607,344      553,267       41,517      40,307       89,968      75,456
                                                -----------  -----------  -----------  ----------  -----------  ----------
Net investment income (loss)                        349,945      (79,879)     (12,058)    (31,789)     (39,423)    (65,727)
                                                -----------  -----------  -----------  ----------  -----------  ----------
Realized gains (losses) on investments:
   Capital gain distributions received            4,250,315    2,184,962      290,213          47      762,738          93
   Net realized gain (loss)                       1,537,131    1,444,996      562,509     209,829      602,879     350,169
                                                -----------  -----------  -----------  ----------  -----------  ----------
Realized gains (losses)                           5,787,446    3,629,958      852,722     209,876    1,365,617     350,262
                                                -----------  -----------  -----------  ----------  -----------  ----------
Unrealized appreciation (depreciation) during
   the period                                    (5,585,176)   1,900,710   (1,045,472)    345,490   (1,786,834)    641,905
                                                -----------  -----------  -----------  ----------  -----------  ----------
Net increase (decrease) in contract owners'
   equity from operations                           552,215    5,450,789     (204,808)    523,577     (460,640)    926,440
                                                -----------  -----------  -----------  ----------  -----------  ----------
Changes from principal transactions:
   Purchase payments                              1,944,540    2,306,441        7,225      14,910      522,197     495,589
   Transfers between sub-accounts and the
      company                                      (312,050)  (1,071,719)    (890,319)    822,604      (83,890)    505,388
   Withdrawals                                   (3,471,399)  (2,627,874)    (526,021)   (219,286)    (750,653)   (389,175)
   Annual contract fee                              (91,176)     (88,211)      (1,659)     (1,747)     (14,580)    (13,439)
                                                -----------  -----------  -----------  ----------  -----------  ----------
Net increase (decrease) in contract owners'
   equity from principal transactions            (1,930,085)  (1,481,363)  (1,410,774)    616,481     (326,926)    598,363
                                                -----------  -----------  -----------  ----------  -----------  ----------
Total increase (decrease) in contract owners'
   equity                                        (1,377,870)   3,969,426   (1,615,582)  1,140,058     (787,566)  1,524,803
Contract owners' equity at beginning of period   37,726,795   33,757,369    3,472,031   2,331,973    5,827,535   4,302,732
                                                -----------  -----------  -----------  ----------  -----------  ----------
Contract owners' equity at end of period        $36,348,925  $37,726,795  $ 1,856,449  $3,472,031  $ 5,039,969  $5,827,535
                                                ===========  ===========  ===========  ==========  ===========  ==========

                                                    2007         2006         2007        2006         2007        2006
                                                -----------  -----------  -----------  ----------  -----------  ----------
Units, beginning of period                       2,176,518    2,271,043     199,320      162,633     309,288      273,322
Units issued                                       276,280      328,686      12,315       73,263      94,767      107,400
Units redeemed                                     376,281      423,211      95,089       36,576     109,427       71,434
                                                 ---------    ---------     -------      -------     -------      -------
Units, end of period                             2,076,517    2,176,518     116,546      199,320     294,628      309,288
                                                 =========    =========     =======      =======     =======      =======

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
          STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY
                        FOR THE YEARS ENDED DECEMBER 31,

                                                  Founding
                                                 Allocation          Fundamental               Fundamental
                                                  Series II        Value Series I            Value Series II
                                                ------------  ------------------------  ------------------------
                                                    2007          2007         2006         2007         2006
                                                ------------  -----------  -----------  -----------  -----------
Income:
   Dividend distributions received              $    375,399  $   139,804  $    74,261  $   563,129  $   174,951
Expenses:
   Mortality and expense risk and
      administrative charges                         362,822      146,674      147,822      731,225      474,209
                                                ------------  -----------  -----------  -----------  -----------
Net investment income (loss)                          12,577       (6,870)     (73,561)    (168,096)    (299,258)
                                                ------------  -----------  -----------  -----------  -----------
Realized gains (losses) on investments:
   Capital gain distributions received                    --      359,207      309,035    1,733,339      923,003
   Net realized gain (loss)                          (18,893)     558,219      731,872    2,249,253    1,090,584
                                                ------------  -----------  -----------  -----------  -----------
Realized gains (losses)                              (18,893)     917,426    1,040,907    3,982,592    2,013,587
                                                ------------  -----------  -----------  -----------  -----------
Unrealized appreciation (depreciation) during
   the period                                     (2,178,071)    (699,899)      96,211   (3,126,897)   1,972,672
                                                ------------  -----------  -----------  -----------  -----------
Net increase (decrease) in contract owners'
   equity from operations                         (2,184,387)     210,657    1,063,557      687,599    3,687,001
                                                ------------  -----------  -----------  -----------  -----------
Changes from principal transactions:
   Purchase payments                              49,725,355       30,419       19,232    5,948,519    7,901,600
   Transfers between sub-accounts and the
      company                                     24,665,900      182,893      126,327    7,157,442    2,636,558
   Withdrawals                                      (326,400)  (1,335,989)  (1,675,092)  (4,666,635)  (1,150,940)
   Annual contract fee                               (23,260)      (6,231)      (6,075)    (128,322)     (77,722)
                                                ------------  -----------  -----------  -----------  -----------
Net increase (decrease) in contract owners'
   equity from principal transactions             74,041,595   (1,128,908)  (1,535,608)   8,311,004    9,309,496
                                                ------------  -----------  -----------  -----------  -----------
Total increase (decrease) in contract owners'
   equity                                         71,857,208     (918,251)    (472,051)   8,998,603   12,996,497
Contract owners' equity at beginning of period            --    9,076,447    9,548,498   36,931,857   23,935,360
                                                ------------  -----------  -----------  -----------  -----------
Contract owners' equity at end of period        $ 71,857,208  $ 8,158,196  $ 9,076,447  $45,930,460  $36,931,857
                                                ============  ===========  ===========  ===========  ===========

                                                    2007          2007         2006         2007        2006
                                                ------------  -----------  -----------  -----------  -----------
Units, beginning of period                               --     560,424      664,364     2,101,067    1,514,368
Units issued                                      6,168,130      35,318       56,120     1,040,798      825,274
Units redeemed                                      183,177     103,396      160,060       546,862      238,575
                                                  ---------     -------      -------     ---------    ---------
Units, end of period                              5,984,953     492,346      560,424     2,595,003    2,101,067
                                                  =========     =======      =======     =========    =========

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
          STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY
                        FOR THE YEARS ENDED DECEMBER 31,

                                                        Global                   Global
                                                  Allocation Series I     Allocation Series II      Global Bond Series I
                                                ----------------------  ------------------------  -----------------------
                                                   2007        2006         2007         2006         2007        2006
                                                ----------  ----------  -----------  -----------  -----------  ----------
Income:
   Dividend distributions received              $  149,258  $   29,889  $ 1,240,115  $    83,937  $   396,142  $       --
Expenses:
   Mortality and expense risk and
      administrative charges                        37,828      42,099      320,280      185,180       83,926      90,132
                                                ----------  ----------  -----------  -----------  -----------  ----------
Net investment income (loss)                       111,430     (12,210)     919,835     (101,243)     312,216     (90,132)
                                                ----------  ----------  -----------  -----------  -----------  ----------
Realized gains (losses) on investments:
   Capital gain distributions received             239,634          --    2,067,855           --           --      77,389
   Net realized gain (loss)                        191,341     162,240      880,725      212,392       61,056      71,233
                                                ----------  ----------  -----------  -----------  -----------  ----------
Realized gains (losses)                            430,975     162,240    2,948,580      212,392       61,056     148,622
                                                ----------  ----------  -----------  -----------  -----------  ----------
Unrealized appreciation (depreciation) during
   the period                                     (450,313)    156,714   (3,206,575)   1,205,196       37,881     154,768
                                                ----------  ----------  -----------  -----------  -----------  ----------
Net increase (decrease) in contract owners'
   equity from operations                           92,092     306,744      661,840    1,316,345      411,153     213,258
                                                ----------  ----------  -----------  -----------  -----------  ----------
Changes from principal transactions:
   Purchase payments                                 5,850       2,286    3,703,981    5,617,138       15,811      15,399
   Transfers between sub-accounts and the
      company                                      158,451     187,166     (218,972)   2,709,590      246,301      81,480
   Withdrawals                                    (709,225)   (661,403)  (1,313,471)    (154,006)  (1,157,508)   (783,135)
   Annual contract fee                              (1,408)     (1,223)     (53,176)     (24,101)      (3,328)     (3,363)
                                                ----------  ----------  -----------  -----------  -----------  ----------
Net increase (decrease) in contract owners'
   equity from principal transactions             (546,332)   (473,174)   2,118,362    8,148,621     (898,724)   (689,619)
                                                ----------  ----------  -----------  -----------  -----------  ----------
Total increase (decrease) in contract owners'
   equity                                         (454,240)   (166,430)   2,780,202    9,464,966     (487,571)   (476,361)
Contract owners' equity at beginning of period   2,640,763   2,807,193   17,185,220    7,720,254    5,851,451   6,327,812
                                                ----------  ----------  -----------  -----------  -----------  ----------
Contract owners' equity at end of period        $2,186,523  $2,640,763  $19,965,422  $17,185,220  $ 5,363,880  $5,851,451
                                                ==========  ==========  ===========  ===========  ===========  ==========

                                                   2007        2006         2007         2006         2007        2006
                                                ----------  ----------  -----------  -----------  -----------  ----------
Units, beginning of period                        210,352     249,989    1,089,529      538,145     251,995     279,857
Units issued                                       16,461      34,024      457,244      603,701      23,628      39,733
Units redeemed                                     58,521      73,661      297,471       52,317      58,400      67,595
                                                  -------     -------    ---------    ---------     -------     -------
Units, end of period                              168,292     210,352    1,249,302    1,089,529     217,223     251,995
                                                  =======     =======    =========    =========     =======     =======

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
          STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY
                        FOR THE YEARS ENDED DECEMBER 31,

                                                  Global Bond Series II     Global Trust Series I   Global Trust Series II
                                                ------------------------  ------------------------  ----------------------
                                                    2007         2006         2007         2006        2007        2006
                                                -----------  -----------  -----------  -----------  ----------  ----------
Income:
   Dividend distributions received              $ 1,416,134  $        --  $   465,947  $   290,111  $  112,684  $   48,207
Expenses:
   Mortality and expense risk and
      administrative charges                        328,437      211,561      295,332      309,808     118,113      67,306
                                                -----------  -----------  -----------  -----------  ----------  ----------
Net investment income (loss)                      1,087,697     (211,561)     170,615      (19,697)     (5,429)    (19,099)
                                                -----------  -----------  -----------  -----------  ----------  ----------
Realized gains (losses) on investments:
   Capital gain distributions received                   --      149,501    1,004,823           --     454,788          --
   Net realized gain (loss)                          20,355        2,921      877,189      291,383     287,815     177,800
                                                -----------  -----------  -----------  -----------  ----------  ----------
Realized gains (losses)                              20,355      152,422    1,882,012      291,383     742,603     177,800
                                                -----------  -----------  -----------  -----------  ----------  ----------
Unrealized appreciation (depreciation) during
   the period                                       489,233      484,854   (1,993,447)   3,432,914    (963,751)    570,776
                                                -----------  -----------  -----------  -----------  ----------  ----------
Net increase (decrease) in contract owners'
   equity from operations                         1,597,285      425,715       59,180    3,704,600    (226,577)    729,477
                                                -----------  -----------  -----------  -----------  ----------  ----------
Changes from principal transactions:
   Purchase payments                              3,771,855    4,774,187       84,503       84,395      42,667     331,707
   Transfers between sub-accounts and the
      company                                      (612,497)   2,441,238     (719,406)    (402,013)  4,516,756     (32,401)
   Withdrawals                                   (1,084,525)    (560,821)  (3,673,815)  (2,867,350)   (975,963)   (128,590)
   Annual contract fee                              (50,845)     (28,121)     (11,973)     (13,171)    (26,965)    (13,204)
                                                -----------  -----------  -----------  -----------  ----------  ----------
Net increase (decrease) in contract owners'
   equity from principal transactions             2,023,988    6,626,483   (4,320,691)  (3,198,139)  3,556,495     157,512
                                                -----------  -----------  -----------  -----------  ----------  ----------
Total increase (decrease) in contract owners'
   equity                                         3,621,273    7,052,198   (4,261,511)     506,461   3,329,918     886,989
Contract owners' equity at beginning of period   17,309,561   10,257,363   22,073,377   21,566,916   4,726,247   3,839,258
                                                -----------  -----------  -----------  -----------  ----------  ----------
Contract owners' equity at end of period        $20,930,834  $17,309,561  $17,811,866  $22,073,377  $8,056,165  $4,726,247
                                                ===========  ===========  ===========  ===========  ==========  ==========

                                                    2007         2006         2007         2006        2007        2006
                                                -----------  -----------  -----------  -----------  ----------  ----------
Units, beginning of period                       1,044,798      631,850     722,237      834,534      252,152     242,010
Units issued                                       645,657      507,501      14,281       24,497      302,385      41,433
Units redeemed                                     488,031       94,553     151,829      136,794      122,918      31,291
                                                 ---------    ---------     -------      -------      -------     -------
Units, end of period                             1,202,424    1,044,798     584,689      722,237      431,619     252,152
                                                 =========    =========     =======      =======      =======     =======

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
          STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY
                        FOR THE YEARS ENDED DECEMBER 31,

                                                        Health                   Health          High Income
                                                  Sciences Series I       Sciences Series II      Series II
                                                ----------------------  -----------------------  -----------
                                                   2007        2006         2007        2006         2007
                                                ----------  ----------  -----------  ----------  -----------
Income:
   Dividend distributions received              $       --  $       --  $        --  $       --   $  9,877
Expenses:
   Mortality and expense risk and
      administrative charges                        63,206      62,840      138,374     125,246      1,055
                                                ----------  ----------  -----------  ----------   --------
Net investment income (loss)                       (63,206)    (62,840)    (138,374)   (125,246)     8,822
                                                ----------  ----------  -----------  ----------   --------
Realized gains (losses) on investments:
   Capital gain distributions received             776,480     364,786    1,714,454     724,294      8,596
   Net realized gain (loss)                        171,945     196,257      235,144     235,688       (523)
                                                ----------  ----------  -----------  ----------   --------
Realized gains (losses)                            948,425     561,043    1,949,598     959,982      8,073
                                                ----------  ----------  -----------  ----------   --------
Unrealized appreciation (depreciation) during
   the period                                     (326,181)   (272,261)    (568,835)   (340,250)   (27,868)
                                                ----------  ----------  -----------  ----------   --------
Net increase (decrease) in contract owners'
   equity from operations                          559,038     225,942    1,242,389     494,486    (10,973)
                                                ----------  ----------  -----------  ----------   --------
Changes from principal transactions:
   Purchase payments                                 6,874      14,728      505,626     617,679     11,510
   Transfers between sub-accounts and the
      company                                      216,051     168,848      (26,825)    429,278    218,648
   Withdrawals                                    (662,169)   (320,368)  (1,040,252)   (900,815)    (7,077)
   Annual contract fee                              (3,310)     (3,336)     (27,447)    (25,765)        --
                                                ----------  ----------  -----------  ----------   --------
Net increase (decrease) in contract owners'
   equity from principal transactions             (442,554)   (140,128)    (588,898)    120,377    223,081
                                                ----------  ----------  -----------  ----------   --------
Total increase (decrease) in contract owners'
   equity                                          116,484      85,814      653,491     614,863    212,108
Contract owners' equity at beginning of period   4,022,386   3,936,572    8,396,603   7,781,740         --
                                                ----------  ----------  -----------  ----------   --------
Contract owners' equity at end of period        $4,138,870  $4,022,386  $ 9,050,094  $8,396,603   $212,108
                                                ==========  ==========  ===========  ==========   ========

                                                   2007        2006         2007        2006        2007
                                                ----------  ----------  -----------  ----------  -----------
Units, beginning of period                        233,208     243,649     451,917      444,091          --
Units issued                                       53,801      69,842      95,170      123,253      39,861
Units redeemed                                     80,033      80,283     123,599      115,427      21,447
                                                  -------     -------     -------      -------      ------
Units, end of period                              206,976     233,208     423,488      451,917      18,414
                                                  =======     =======     =======      =======      ======

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
          STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY
                        FOR THE YEARS ENDED DECEMBER 31,

                                                   High Yield Series I      High Yield Series II     Income & Value Series I
                                                ------------------------  ------------------------  ------------------------
                                                    2007         2006         2007         2006         2007         2006
                                                -----------  -----------  -----------  -----------  -----------  -----------
Income:
   Dividend distributions received              $   954,239  $   639,652  $ 1,274,854  $   759,056  $   714,311  $   420,959
Expenses:
   Mortality and expense risk and
      administrative charges                        127,398      147,728      175,402      180,572      271,938      300,022
                                                -----------  -----------  -----------  -----------  -----------  -----------
Net investment income (loss)                        826,841      491,924    1,099,452      578,484      442,373      120,937
                                                -----------  -----------  -----------  -----------  -----------  -----------
Realized gains (losses) on investments:
   Capital gain distributions received                   --           --           --           --    1,188,063           --
   Net realized gain (loss)                         146,351      185,543       80,322       85,758      820,836      483,238
                                                -----------  -----------  -----------  -----------  -----------  -----------
Realized gains (losses)                             146,351      185,543       80,322       85,758    2,008,899      483,238
                                                -----------  -----------  -----------  -----------  -----------  -----------
Unrealized appreciation (depreciation) during
   the period                                      (943,872)      73,623   (1,187,624)     192,701   (2,431,224)     753,849
                                                -----------  -----------  -----------  -----------  -----------  -----------
Net increase (decrease) in contract owners'
   equity from operations                            29,320      751,090       (7,850)     856,943       20,048    1,358,024
                                                -----------  -----------  -----------  -----------  -----------  -----------
Changes from principal transactions:
   Purchase payments                                 20,405       13,829      670,432      667,321       43,824      221,303
   Transfers between sub-accounts and the
      company                                    (1,257,583)    (486,256)  (1,478,232)    (613,699)    (448,095)    (158,180)
   Withdrawals                                   (1,454,007)  (1,370,262)  (1,895,685)    (996,712)  (2,969,670)  (3,627,008)
   Annual contract fee                               (4,602)      (5,244)     (14,909)     (18,452)     (10,621)     (12,217)
                                                -----------  -----------  -----------  -----------  -----------  -----------
Net increase (decrease) in contract owners'
   equity from principal transactions            (2,695,787)  (1,847,933)  (2,718,394)    (961,542)  (3,384,562)  (3,576,102)
                                                -----------  -----------  -----------  -----------  -----------  -----------
Total increase (decrease) in contract owners'
   equity                                        (2,666,467)  (1,096,843)  (2,726,244)    (104,599)  (3,364,514)  (2,218,078)
Contract owners' equity at beginning of period    8,973,774   10,070,617   11,892,705   11,997,304   19,390,320   21,608,398
                                                -----------  -----------  -----------  -----------  -----------  -----------
Contract owners' equity at end of period        $ 6,307,307  $ 8,973,774  $ 9,166,461  $11,892,705  $16,025,806  $19,390,320
                                                ===========  ===========  ===========  ===========  ===========  ===========

                                                    2007         2006         2007         2006         2007         2006
                                                -----------  -----------  -----------  -----------  -----------  -----------
Units, beginning of period                        576,074      695,967      693,917      758,864      832,350      977,402
Units issued                                       65,912       84,147      175,981      261,372       11,634       36,143
Units redeemed                                    237,474      204,040      328,323      326,319      153,479      181,195
                                                  -------      -------      -------      -------      -------      -------
Units, end of period                              404,512      576,074      541,575      693,917      690,505      832,350
                                                  =======      =======      =======      =======      =======      =======

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
          STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                             Independence
                                                                            Investment LLC
                                                                              Small Cap          Index Allocation
                                                Income & Value Series II      Series II              Series II
                                                ------------------------  -----------------  ------------------------
                                                    2007         2006       2007      2006       2007         2006
                                                -----------  -----------  --------  -------  -----------  -----------
Income:
   Dividend distributions received              $   371,231  $   197,808  $     --  $ 7,986  $ 1,261,476  $   130,376
Expenses:
   Mortality and expense risk and
      administrative charges                        165,860      175,021     1,183    1,267      449,579       65,347
                                                -----------  -----------  --------  -------  -----------  -----------
Net investment income (loss)                        205,371       22,787    (1,183)   6,719      811,897       65,029
                                                -----------  -----------  --------  -------  -----------  -----------
Realized gains (losses) on investments:
   Capital gain distributions received              674,750           --    12,262       --      813,759           --
   Net realized gain (loss)                         490,627      423,489      (900)  (3,307)     234,623          485
                                                -----------  -----------  --------  -------  -----------  -----------
Realized gains (losses)                           1,165,377      423,489    11,362   (3,307)   1,048,382          485
                                                -----------  -----------  --------  -------  -----------  -----------
Unrealized appreciation (depreciation) during
   the period                                    (1,388,139)     255,973   (10,966)  (3,429)  (1,121,855)     560,089
                                                -----------  -----------  --------  -------  -----------  -----------
Net increase (decrease) in contract owners'
   equity from operations                           (17,391)     702,249      (787)     (17)     738,424      625,603
                                                -----------  -----------  --------  -------  -----------  -----------
Changes from principal transactions:
   Purchase payments                                451,947      581,860       500   11,032   10,472,801    7,833,175
   Transfers between sub-accounts and the
      company                                      (412,368)    (403,628)   (4,019)   2,191   19,250,120    4,560,581
   Withdrawals                                   (1,647,846)    (804,844)   (1,926)  (1,646)  (2,021,490)     (14,046)
   Annual contract fee                              (31,068)     (34,864)     (230)    (211)     (82,670)      (4,759)
                                                -----------  -----------  --------  -------  -----------  -----------
Net increase (decrease) in contract owners'
   equity from principal transactions            (1,639,335)    (661,476)   (5,675)  11,366   27,618,761   12,374,951
                                                -----------  -----------  --------  -------  -----------  -----------
Total increase (decrease) in contract owners'
   equity                                        (1,656,726)      40,773    (6,462)  11,349   28,357,185   13,000,554
Contract owners' equity at beginning of period   10,855,361   10,814,588    71,548   60,199   13,000,554           --
                                                -----------  -----------  --------  -------  -----------  -----------
Contract owners' equity at end of period        $ 9,198,635  $10,855,361  $ 65,086  $71,548  $41,357,739  $13,000,554
                                                ===========  ===========  ========  =======  ===========  ===========

                                                    2007         2006       2007      2006       2007         2006
                                                -----------  -----------  --------  -------  -----------  -----------
Units, beginning of period                        695,326      738,559      4,787    4,247      967,096          --
Units issued                                       50,633       69,430        496    2,341    2,215,622     997,754
Units redeemed                                    152,172      112,663        869    1,801      243,971      30,658
                                                  -------      -------      -----    -----    ---------     -------
Units, end of period                              593,787      695,326      4,414    4,787    2,938,747     967,096
                                                  =======      =======      =====    =====    =========     =======

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
          STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                                                  International
                                                     International            International      Equity Index B
                                                     Core Series I           Core Series II        Series NAV
                                                -----------------------  ----------------------  --------------
                                                    2007         2006       2007        2006          2007
                                                -----------  ----------  ----------  ----------  --------------
Income:
   Dividend distributions received              $   111,531  $   28,345  $   62,034  $    9,955    $  105,318
Expenses:
   Mortality and expense risk and
      administrative charges                         79,892      71,652      55,299      37,028        56,288
                                                -----------  ----------  ----------  ----------    ----------
Net investment income (loss)                         31,639     (43,307)      6,735     (27,073)       49,030
                                                -----------  ----------  ----------  ----------    ----------
Realized gains (losses) on investments:
   Capital gain distributions received              650,641     215,605     427,095      96,463        92,094
   Net realized gain (loss)                         614,622     339,140     312,732     355,989        57,729
                                                -----------  ----------  ----------  ----------    ----------
Realized gains (losses)                           1,265,263     554,745     739,827     452,452       149,823
                                                -----------  ----------  ----------  ----------    ----------
Unrealized appreciation (depreciation) during
   the period                                      (803,471)    440,223    (421,015)     44,382        88,652
                                                -----------  ----------  ----------  ----------    ----------
Net increase (decrease) in contract owners'
   equity from operations                           493,431     951,661     325,547     469,761       287,505
                                                -----------  ----------  ----------  ----------    ----------
Changes from principal transactions:
   Purchase payments                                 15,944      44,628     238,724     329,528        25,234
   Transfers between sub-accounts and the
      company                                      (223,326)    314,946    (240,484)    935,327     5,187,226
   Withdrawals                                     (797,692)   (580,704)   (317,672)   (186,565)     (778,576)
   Annual contract fee                               (2,644)     (2,430)     (7,184)     (5,813)      (16,117)
                                                -----------  ----------  ----------  ----------    ----------
Net increase (decrease) in contract owners'
   equity from principal transactions            (1,007,718)   (223,560)   (326,616)  1,072,477     4,417,767
                                                -----------  ----------  ----------  ----------    ----------
Total increase (decrease) in contract owners'
   equity                                          (514,287)    728,101      (1,069)  1,542,238     4,705,272
Contract owners' equity at beginning of period    5,223,393   4,495,292   3,122,997   1,580,759            --
                                                -----------  ----------  ----------  ----------    ----------
Contract owners' equity at end of period        $ 4,709,106  $5,223,393  $3,121,928  $3,122,997    $4,705,272
                                                ===========  ==========  ==========  ==========    ==========

                                                    2007        2006        2007        2006          2007
                                                -----------  ----------  ----------  ----------  --------------
Units, beginning of period                        307,959      326,505     159,184      98,088            --
Units issued                                       25,013       69,161      57,531     115,864       487,409
Units redeemed                                     76,481       87,707      70,716      54,768       129,950
                                                  -------      -------     -------     -------       -------
Units, end of period                              256,491      307,959     145,999     159,184       357,459
                                                  =======      =======     =======     =======       =======

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
          STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY
                        FOR THE YEARS ENDED DECEMBER 31,

                                                   International Small         International             International
                                                      Cap Series I          Small Cap Series II         Value Series I
                                                ------------------------  -----------------------  ------------------------
                                                    2007         2006         2007        2006         2007         2006
                                                -----------  -----------  -----------  ----------  -----------  -----------
Income:
   Dividend distributions received              $   234,953  $    88,177  $   202,950  $   56,902  $   811,387  $   346,818
Expenses:
   Mortality and expense risk and
      administrative charges                        129,533      109,401      131,653      95,965      292,011      278,208
                                                -----------  -----------  -----------  ----------  -----------  -----------
Net investment income (loss)                        105,420      (21,224)      71,297     (39,063)     519,376       68,610
                                                -----------  -----------  -----------  ----------  -----------  -----------
Realized gains (losses) on investments:
   Capital gain distributions received            2,382,944           --    2,283,218          --    3,006,880      831,966
   Net realized gain (loss)                       1,016,715      919,298    1,002,574     510,369    1,509,479      969,484
                                                -----------  -----------  -----------  ----------  -----------  -----------
Realized gains (losses)                           3,399,659      919,298    3,285,792     510,369    4,516,359    1,801,450
                                                -----------  -----------  -----------  ----------  -----------  -----------
Unrealized appreciation (depreciation) during
   the period                                    (2,725,271)     805,777   (2,748,317)    837,653   (3,606,507)   2,710,517
                                                -----------  -----------  -----------  ----------  -----------  -----------
Net increase (decrease) in contract owners'
   equity from operations                           779,808    1,703,851      608,772   1,308,959    1,429,228    4,580,577
                                                -----------  -----------  -----------  ----------  -----------  -----------
Changes from principal transactions:
   Purchase payments                                 32,593       27,220      688,788     675,068       62,863      120,809
   Transfers between sub-accounts and the
      company                                       257,821      860,709      752,066     272,839     (447,144)     527,991
   Withdrawals                                   (1,926,830)  (1,276,094)  (1,073,747)   (255,770)  (3,250,908)  (2,623,418)
   Annual contract fee                               (4,872)      (5,004)     (20,966)    (15,681)     (10,474)     (10,741)
                                                -----------  -----------  -----------  ----------  -----------  -----------
Net increase (decrease) in contract owners'
   equity from principal transactions            (1,641,288)    (393,169)     346,141     676,456   (3,645,663)  (1,985,359)
                                                -----------  -----------  -----------  ----------  -----------  -----------
Total increase (decrease) in contract owners'
   equity                                          (861,480)   1,310,682      954,913   1,985,415   (2,216,435)   2,595,218
Contract owners' equity at beginning of period    8,036,555    6,725,873    6,935,770   4,950,355   19,989,547   17,394,329
                                                -----------  -----------  -----------  ----------  -----------  -----------
Contract owners' equity at end of period        $ 7,175,075  $ 8,036,555  $ 7,890,683  $6,935,770  $17,773,112  $19,989,547
                                                ===========  ===========  ===========  ==========  ===========  ===========

                                                    2007         2006         2007        2006         2007         2006
                                                -----------  -----------  -----------  ----------  -----------  -----------
Units, beginning of period                        360,008      357,129      289,674      255,074     988,293     1,097,615
Units issued                                       81,402      129,772      164,335      110,551      60,633       113,305
Units redeemed                                    138,982      126,893      137,381       75,951     233,800       222,627
                                                  -------      -------      -------      -------     -------       -------
Units, end of period                              302,428      360,008      316,628      289,674     815,126       988,293
                                                  =======      =======      =======      =======     =======       =======

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
          STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY
                        FOR THE YEARS ENDED DECEMBER 31,

                                                   International Value                                Investment Quality
                                                        Series II            Invesco Utilities           Bond Series I
                                                ------------------------  -----------------------  ------------------------
                                                    2007         2006         2007        2006         2007         2006
                                                -----------  -----------  -----------  ----------  -----------  -----------
Income:
   Dividend distributions received              $ 1,045,345  $   346,600  $        --  $   50,670  $   940,930  $   786,622
Expenses:
   Mortality and expense risk and
      administrative charges                        431,543      327,489        8,860      24,989      166,974      191,960
                                                -----------  -----------  -----------  ----------  -----------  -----------
Net investment income (loss)                        613,802       19,111       (8,860)     25,681      773,956      594,662
                                                -----------  -----------  -----------  ----------  -----------  -----------
Realized gains (losses) on investments:
   Capital gain distributions received            4,075,017      907,465           --      31,283           --           --
   Net realized gain (loss)                       1,932,253    1,743,288      633,350     138,184     (105,424)     (64,491)
                                                -----------  -----------  -----------  ----------  -----------  -----------
Realized gains (losses)                           6,007,270    2,650,753      633,350     169,467     (105,424)     (64,491)
                                                -----------  -----------  -----------  ----------  -----------  -----------
Unrealized appreciation (depreciation) during
   the period                                    (4,765,953)   2,386,674     (414,343)    122,726     (206,032)    (324,384)
                                                -----------  -----------  -----------  ----------  -----------  -----------
Net increase (decrease) in contract owners'
   equity from operations                         1,855,119    5,056,538      210,147     317,874      462,500      205,787
                                                -----------  -----------  -----------  ----------  -----------  -----------
Changes from principal transactions:
   Purchase payments                              1,407,663    1,675,774        3,750       8,680       25,354       69,990
   Transfers between sub-accounts and the
      company                                     3,989,342     (571,637)  (1,670,859)    (16,282)    (199,485)    (353,482)
   Withdrawals                                   (2,705,264)  (1,349,145)    (134,741)   (134,575)  (1,752,644)  (2,225,802)
   Annual contract fee                              (75,280)     (61,135)        (748)     (5,236)      (4,836)      (5,816)
                                                -----------  -----------  -----------  ----------  -----------  -----------
Net increase (decrease) in contract owners'
   equity from principal transactions             2,616,461     (306,143)  (1,802,598)   (147,413)  (1,931,611)  (2,515,110)
                                                -----------  -----------  -----------  ----------  -----------  -----------
Total increase (decrease) in contract owners'
   equity                                         4,471,580    4,750,395   (1,592,451)    170,461   (1,469,111)  (2,309,323)
Contract owners' equity at beginning of period   23,439,980   18,689,585    1,592,451   1,421,990   11,394,453   13,703,776
                                                -----------  -----------  -----------  ----------  -----------  -----------
Contract owners' equity at end of period        $27,911,560  $23,439,980  $        --  $1,592,451  $ 9,925,342  $11,394,453
                                                ===========  ===========  ===========  ==========  ===========  ===========

                                                    2007         2006         2007        2006         2007         2006
                                                -----------  -----------  -----------  ----------  -----------  -----------
Units, beginning of period                       1,023,166    1,028,818      58,181      64,107      545,376      659,467
Units issued                                       415,836      210,190       3,269       8,714       18,883       19,789
Units redeemed                                     298,095      215,842      61,450      14,640      108,019      133,880
                                                 ---------    ---------      ------      ------      -------      -------
Units, end of period                             1,140,907    1,023,166          --      58,181      456,240      545,376
                                                 =========    =========      ======      ======      =======      =======

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
          STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                               John Hancock            John Hancock
                                                   Investment Quality      International Equity    International Equity
                                                     Bond Series II           Index Series I          Index Series II
                                                ------------------------  ----------------------  ----------------------
                                                    2007         2006        2007        2006        2007        2006
                                                -----------  -----------  ----------  ----------  ----------  ----------
Income:
   Dividend distributions received              $ 2,558,732  $ 1,256,389  $   77,308  $   11,981  $  162,444  $   22,206
Expenses:
   Mortality and expense risk and
      administrative charges                        472,422      370,548      33,950      23,124      74,633      57,311
                                                -----------  -----------  ----------  ----------  ----------  ----------
Net investment income (loss)                      2,086,310      885,841      43,358     (11,143)     87,811     (35,105)
                                                -----------  -----------  ----------  ----------  ----------  ----------
Realized gains (losses) on investments:
   Capital gain distributions received                   --           --      91,837      12,136     210,272      28,538
   Net realized gain (loss)                        (218,584)    (255,401)    177,298     101,943     495,257     144,078
                                                -----------  -----------  ----------  ----------  ----------  ----------
Realized gains (losses)                            (218,584)    (255,401)    269,135     114,079     705,529     172,616
                                                -----------  -----------  ----------  ----------  ----------  ----------
Unrealized appreciation (depreciation) during
   the period                                      (616,271)    (153,022)    (55,004)    210,630    (197,684)    614,466
                                                -----------  -----------  ----------  ----------  ----------  ----------
Net increase (decrease) in contract owners'
   equity from operations                         1,251,455      477,418     257,489     313,566     595,656     751,977
                                                -----------  -----------  ----------  ----------  ----------  ----------
Changes from principal transactions:
   Purchase payments                              2,604,220    8,556,306      17,362       9,603      92,629     165,046
   Transfers between sub-accounts and the
      company                                       708,484    2,236,077     213,283     468,292      10,185     318,854
   Withdrawals                                   (1,185,917)  (1,350,366)   (257,226)   (169,322)   (387,607)   (199,673)
   Annual contract fee                              (89,771)     (52,797)       (797)       (792)    (12,226)    (11,380)
                                                -----------  -----------  ----------  ----------  ----------  ----------
Net increase (decrease) in contract owners'
   equity from principal transactions             2,037,016    9,389,220     (27,378)    307,781    (297,019)    272,847
                                                -----------  -----------  ----------  ----------  ----------  ----------
Total increase (decrease) in contract owners'
   equity                                         3,288,471    9,866,638     230,111     621,347     298,637   1,024,824
Contract owners' equity at beginning of period   26,873,489   17,006,851   1,708,421   1,087,074   4,102,152   3,077,328
                                                -----------  -----------  ----------  ----------  ----------  ----------
Contract owners' equity at end of period        $30,161,960  $26,873,489  $1,938,532  $1,708,421  $4,400,789  $4,102,152
                                                ===========  ===========  ==========  ==========  ==========  ==========

                                                    2007         2006        2007        2006        2007        2006
                                                -----------  -----------  ----------  ----------  ----------  ----------
Units, beginning of period                       1,825,924    1,167,643     82,188      64,644      198,515     183,607
Units issued                                       425,346      912,220     26,888      40,534       48,139      43,099
Units redeemed                                     271,542      253,939     26,804      22,990       58,600      28,191
                                                 ---------    ---------     ------      ------      -------     -------
Units, end of period                             1,979,728    1,825,924     82,272      82,188      188,054     198,515
                                                 =========    =========     ======      ======      =======     =======

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
          STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY
                        FOR THE YEARS ENDED DECEMBER 31,

                                                John Hancock Strategic           Large                    Large
                                                   Income Series II       Cap Value Series I       Cap Value Series II
                                                ----------------------  ----------------------  ------------------------
                                                   2007        2006        2007        2006         2007         2006
                                                ----------  ----------  ----------  ----------  -----------  -----------
Income:
   Dividend distributions received              $   37,958  $   64,468  $   26,980  $       --  $    52,568  $    15,812
Expenses:
   Mortality and expense risk and
      administrative charges                        36,052      35,485      46,230       3,702      132,625       97,273
                                                ----------  ----------  ----------  ----------  -----------  -----------
Net investment income (loss)                         1,906      28,983     (19,250)     (3,702)     (80,057)     (81,461)
                                                ----------  ----------  ----------  ----------  -----------  -----------
Realized gains (losses) on investments:
   Capital gain distributions received                  --         592     169,510          --      498,880      456,448
   Net realized gain (loss)                         20,919      15,374      62,752   1,756,598      452,319   (1,323,450)
                                                ----------  ----------  ----------  ----------  -----------  -----------
Realized gains (losses)                             20,919      15,966     232,262   1,756,598      951,199     (867,002)
                                                ----------  ----------  ----------  ----------  -----------  -----------
Unrealized appreciation (depreciation) during
   the period                                       56,713        (369)   (127,148)     46,682     (651,035)     (27,560)
                                                ----------  ----------  ----------  ----------  -----------  -----------
Net increase (decrease) in contract owners'
   equity from operations                           79,538      44,580      85,864   1,799,578      220,107     (976,023)
                                                ----------  ----------  ----------  ----------  -----------  -----------
Changes from principal transactions:
   Purchase payments                                10,763     112,712      22,305       3,681      267,568      650,257
   Transfers between sub-accounts and the
      company                                      128,047     596,580     (81,038)  1,214,311   (1,035,385)   4,490,143
   Withdrawals                                    (513,388)   (224,424)   (483,093)    (23,796)    (681,452)    (415,753)
   Annual contract fee                              (5,139)     (4,376)     (2,385)       (770)     (24,877)     (12,855)
                                                ----------  ----------  ----------  ----------  -----------  -----------
Net increase (decrease) in contract owners'
   equity from principal transactions             (379,717)    480,492    (544,211)  1,193,426   (1,474,146)   4,711,792
                                                ----------  ----------  ----------  ----------  -----------  -----------
Total increase (decrease) in contract owners'
   equity                                         (300,179)    525,072    (458,347)  2,993,004   (1,254,039)   3,735,769
Contract owners' equity at beginning of period   2,243,582   1,718,510   2,993,004          --    8,694,438    4,958,669
                                                ----------  ----------  ----------  ----------  -----------  -----------
Contract owners' equity at end of period        $1,943,403  $2,243,582  $2,534,657  $2,993,004  $ 7,440,399  $ 8,694,438
                                                ==========  ==========  ==========  ==========  ===========  ===========

                                                   2007        2006        2007        2006         2007         2006
                                                ----------  ----------  ----------  ----------  -----------  -----------
Units, beginning of period                        162,655     127,291     122,803          --     356,215      231,620
Units issued                                       30,626      63,653      29,355     124,357      51,141      275,524
Units redeemed                                     57,472      28,289      50,863       1,554     110,214      150,929
                                                  -------     -------     -------     -------     -------      -------
Units, end of period                              135,809     162,655     101,295     122,803     297,142      356,215
                                                  =======     =======     =======     =======     =======      =======

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
          STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY
                        FOR THE YEARS ENDED DECEMBER 31,

                                                       Lifestyle                Lifestyle                  Lifestyle
                                                  Aggressive Series I      Aggressive Series II        Balanced Series I
                                                ----------------------  -------------------------  -------------------------
                                                   2007        2006         2007          2006         2007          2006
                                                ----------  ----------  ------------  -----------  ------------  -----------
Income:
   Dividend distributions received              $  507,621  $  404,691  $  4,877,738  $ 4,417,116  $  4,038,816  $ 3,013,914
Expenses:
   Mortality and expense risk and
      administrative charges                        85,103      82,295       808,521      886,372       845,037      860,026
                                                ----------  ----------  ------------  -----------  ------------  -----------
Net investment income (loss)                       422,518     322,396     4,069,217    3,530,744     3,193,779    2,153,888
                                                ----------  ----------  ------------  -----------  ------------  -----------
Realized gains (losses) on investments:
   Capital gain distributions received             128,896   1,071,714     1,306,816   11,724,260        79,068    3,592,276
   Net realized gain (loss)                        141,663     152,032       643,605      947,456     3,274,591    1,004,796
                                                ----------  ----------  ------------  -----------  ------------  -----------
Realized gains (losses)                            270,559   1,223,746     1,950,421   12,671,716     3,353,659    4,597,072
                                                ----------  ----------  ------------  -----------  ------------  -----------
Unrealized appreciation (depreciation) during
   the period                                     (327,843)   (862,318)   (2,125,335)  (9,030,540)   (3,887,428)    (985,821)
                                                ----------  ----------  ------------  -----------  ------------  -----------
Net increase (decrease) in contract owners'
   equity from operations                          365,234     683,824     3,894,303    7,171,920     2,660,010    5,765,139
                                                ----------  ----------  ------------  -----------  ------------  -----------
Changes from principal transactions:
   Purchase payments                                96,212      98,336     1,719,981    2,768,625       222,106      304,061
   Transfers between sub-accounts and the
      company                                     (311,250)   (246,474)     (446,442)  (1,008,230)    1,053,558    1,522,248
   Withdrawals                                    (552,018)   (654,651)  (16,257,192)  (4,288,213)  (12,248,832)  (7,949,637)
   Annual contract fee                              (5,010)     (5,221)     (223,134)    (230,995)      (28,871)     (28,179)
                                                ----------  ----------  ------------  -----------  ------------  -----------
Net increase (decrease) in contract owners'
   equity from principal transactions             (772,066)   (808,010)  (15,206,787)  (2,758,813)  (11,002,039)  (6,151,507)
                                                ----------  ----------  ------------  -----------  ------------  -----------
Total increase (decrease) in contract owners'
   equity                                         (406,832)   (124,186)  (11,312,484)   4,413,107    (8,342,029)    (386,368)
Contract owners' equity at beginning of period   5,389,730   5,513,916    58,043,905   53,630,798    56,071,367   56,457,735
                                                ----------  ----------  ------------  -----------  ------------  -----------
Contract owners' equity at end of period        $4,982,898  $5,389,730  $ 46,731,421  $58,043,905  $ 47,729,338  $56,071,367
                                                ==========  ==========  ============  ===========  ============  ===========

                                                   2007        2006         2007          2006         2007          2006
                                                ----------  ----------  ------------  -----------  ------------  -----------
Units, beginning of period                        319,879     377,512     3,105,824    3,243,165     2,968,742    3,308,078
Units issued                                       15,247      30,521       331,606      358,818       236,619      254,909
Units redeemed                                     57,714      88,154     1,062,302      496,159       762,873      594,245
                                                  -------     -------     ---------    ---------     ---------    ---------
Units, end of period                              277,412     319,879     2,375,128    3,105,824     2,442,488    2,968,742
                                                  =======     =======     =========    =========     =========    =========

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
          STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY
                        FOR THE YEARS ENDED DECEMBER 31,

                                                         Lifestyle                  Lifestyle                 Lifestyle
                                                    Balanced Series II        Conservative Series I    Conservative Series II
                                                --------------------------  ------------------------  ------------------------
                                                    2007          2006          2007         2006         2007         2006
                                                ------------  ------------  -----------  -----------  -----------  -----------
Income:
   Dividend distributions received              $ 54,968,229  $ 24,917,500  $ 1,210,158  $   705,228  $ 6,027,256  $ 2,696,607
Expenses:
   Mortality and expense risk and
      administrative charges                      11,798,225     8,203,793      245,296      246,626    1,232,962    1,012,833
                                                ------------  ------------  -----------  -----------  -----------  -----------
Net investment income (loss)                      43,170,004    16,713,707      964,862      458,602    4,794,294    1,683,774
                                                ------------  ------------  -----------  -----------  -----------  -----------
Realized gains (losses) on investments:
   Capital gain distributions received             1,362,354    29,645,325       37,962      455,428      205,189    1,740,241
   Net realized gain (loss)                        7,479,529     4,210,014      110,503       92,480      149,339     (639,115)
                                                ------------  ------------  -----------  -----------  -----------  -----------
Realized gains (losses)                            8,841,883    33,855,339      148,465      547,908      354,528    1,101,126
                                                ------------  ------------  -----------  -----------  -----------  -----------
Unrealized appreciation (depreciation) during
   the period                                    (22,656,739)    3,876,654     (587,573)       1,002   (2,650,791)   1,152,897
                                                ------------  ------------  -----------  -----------  -----------  -----------
Net increase (decrease) in contract owners'
   equity from operations                         29,355,148    54,445,700      525,754    1,007,512    2,498,031    3,937,797
                                                ------------  ------------  -----------  -----------  -----------  -----------
Changes from principal transactions:
   Purchase payments                             146,089,327   187,557,519        6,937      135,194   11,302,451   10,784,404
   Transfers between sub-accounts and the
      company                                     60,373,788    30,444,416    2,636,658      361,264    9,776,328    4,585,056
   Withdrawals                                   (41,960,644)  (22,543,815)  (3,148,080)  (1,409,087)  (8,027,354)  (3,248,194)
   Annual contract fee                            (2,098,178)   (1,239,822)      (9,902)     (10,289)    (184,590)    (128,449)
                                                ------------  ------------  -----------  -----------  -----------  -----------
Net increase (decrease) in contract owners'
   equity from principal transactions            162,404,293   194,218,298     (514,387)    (922,918)  12,866,835   11,992,817
                                                ------------  ------------  -----------  -----------  -----------  -----------
Total increase (decrease) in contract owners'
   equity                                        191,759,441   248,663,998       11,367       84,594   15,364,866   15,930,614
Contract owners' equity at beginning of period   636,830,827   388,166,829   15,451,134   15,366,540   69,236,484   53,305,870
                                                ------------  ------------  -----------  -----------  -----------  -----------
Contract owners' equity at end of period        $828,590,268  $636,830,827  $15,462,501  $15,451,134  $84,601,350  $69,236,484
                                                ============  ============  ===========  ===========  ===========  ===========


                                                     2007         2006          2007         2006         2007         2006
                                                ------------  ------------  -----------  -----------  -----------  -----------
Units, beginning of period                       36,438,509    24,002,223     855,575      906,122     4,437,341    3,607,600
Units issued                                     14,170,310    14,314,004     184,640      110,939     2,786,053    2,030,219
Units redeemed                                    3,397,159     1,877,718     229,854      161,486     1,906,674    1,200,478
                                                 ----------    ----------     -------      -------     ---------    ---------
Units, end of period                             47,211,660    36,438,509     810,361      855,575     5,316,720    4,437,341
                                                 ==========    ==========     =======      =======     =========    =========

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
          STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY
                        FOR THE YEARS ENDED DECEMBER 31,

                                                        Lifestyle                  Lifestyle                  Lifestyle
                                                     Growth Series I           Growth Series II           Moderate Series I
                                                ------------------------  --------------------------  ------------------------
                                                    2007         2006         2007          2006          2007         2006
                                                -----------  -----------  ------------  ------------  -----------  -----------
Income:
   Dividend distributions received              $ 2,702,079  $ 2,054,580  $ 63,949,613  $ 27,667,312  $ 1,989,659  $ 1,262,365
Expenses:
   Mortality and expense risk and
      administrative charges                        546,048      527,132    13,772,163     8,506,585      427,460      435,073
                                                -----------  -----------  ------------  ------------  -----------  -----------
Net investment income (loss)                      2,156,031    1,527,448    50,177,450    19,160,727    1,562,199      827,292
                                                -----------  -----------  ------------  ------------  -----------  -----------
Realized gains (losses) on investments:
   Capital gain distributions received              176,921    2,346,119     4,288,465    31,594,940       32,787    1,245,925
   Net realized gain (loss)                       1,630,411      540,024     9,134,015     3,825,829      740,039      481,039
                                                -----------  -----------  ------------  ------------  -----------  -----------
Realized gains (losses)                           1,807,332    2,886,143    13,422,480    35,420,769      772,826    1,726,964
                                                -----------  -----------  ------------  ------------  -----------  -----------
Unrealized appreciation (depreciation) during
   the period                                    (1,915,164)    (718,878)  (22,680,742)    5,551,586   (1,385,288)    (312,527)
                                                -----------  -----------  ------------  ------------  -----------  -----------
Net increase (decrease) in contract owners'
   equity from operations                         2,048,199    3,694,713    40,919,188    60,133,082      949,737    2,241,729
                                                -----------  -----------  ------------  ------------  -----------  -----------
Changes from principal transactions:
   Purchase payments                                234,298      277,797   234,360,468   272,268,763       63,332       87,798
   Transfers between sub-accounts and the
      company                                     2,001,248    2,340,131    54,179,857    33,635,379    1,688,282    1,754,218
   Withdrawals                                   (6,520,117)  (3,652,666)  (41,145,593)  (17,655,372)  (5,114,678)  (3,534,621)
   Annual contract fee                              (23,241)     (24,283)   (2,560,236)   (1,293,822)     (11,189)     (11,182)
                                                -----------  -----------  ------------  ------------  -----------  -----------
Net increase (decrease) in contract owners'
   equity from principal transactions            (4,307,812)  (1,059,021)  244,834,496   286,954,948   (3,374,253)  (1,703,787)
                                                -----------  -----------  ------------  ------------  -----------  -----------
Total increase (decrease) in contract owners'
   equity                                        (2,259,613)   2,635,692   285,753,684   347,088,030   (2,424,516)     537,942
Contract owners' equity at beginning of period   34,748,092   32,112,400   707,068,757   359,980,727   27,295,247   26,757,305
                                                -----------  -----------  ------------  ------------  -----------  -----------
Contract owners' equity at end of period        $32,488,479  $34,748,092  $992,822,441  $707,068,757  $24,870,731  $27,295,247
                                                ===========  ===========  ============  ============  ===========  ===========

                                                    2007         2006         2007          2006          2007         2006
                                                -----------  -----------  ------------  ------------  -----------  -----------
Units, beginning of period                       1,922,170    1,985,819    39,974,250    22,032,011    1,516,621    1,618,351
Units issued                                       174,492      270,066    19,026,664    19,408,354      107,657      236,324
Units redeemed                                     395,301      333,715     3,279,423     1,466,115      294,783      338,054
                                                 ---------    ---------    ----------    ----------    ---------    ---------
Units, end of period                             1,701,361    1,922,170    55,721,491    39,974,250    1,329,495    1,516,621
                                                 =========    =========    ==========    ==========    =========    =========

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
          STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY
                        FOR THE YEARS ENDED DECEMBER 31,

                                                         Lifestyle                    LMFC            Marisco International
                                                    Moderate Series II       Core Equity Series II   Opportunities Series II
                                                --------------------------  -----------------------  -----------------------
                                                    2007          2006          2007        2006        2007         2006
                                                ------------  ------------  -----------  ----------  ----------  -----------
Income:
   Dividend distributions received              $ 15,148,332  $  6,140,352  $        --  $       --  $   57,506   $    4,575
Expenses:
   Mortality and expense risk and
      administrative charges                       3,222,032     2,367,615       99,410      92,645      63,490       25,699
                                                ------------  ------------  -----------  ----------  ----------   ----------
Net investment income (loss)                      11,926,300     3,772,737      (99,410)    (92,645)     (5,984)     (21,124)
                                                ------------  ------------  -----------  ----------  ----------   ----------
Realized gains (losses) on investments:
   Capital gain distributions received               296,505     6,051,344      446,384     371,850     857,423       59,929
   Net realized gain (loss)                          633,517       781,633       98,610      47,511     343,053       22,125
                                                ------------  ------------  -----------  ----------  ----------   ----------
Realized gains (losses)                              930,022     6,832,977      544,994     419,361   1,200,476       82,054
                                                ------------  ------------  -----------  ----------  ----------   ----------
Unrealized appreciation (depreciation) during
   the period                                     (6,766,925)    1,883,208     (872,167)    (48,854)   (644,290)     256,056
                                                ------------  ------------  -----------  ----------  ----------   ----------
Net increase (decrease) in contract owners'
   equity from operations                          6,089,397    12,488,922     (426,583)    277,862     550,202      316,986
                                                ------------  ------------  -----------  ----------  ----------   ----------
Changes from principal transactions:
   Purchase payments                              35,959,673    41,472,743      145,308     506,742     717,514      471,657
   Transfers between sub-accounts and the
      company                                     25,783,842     9,895,343      (98,111)    781,179   1,751,849    1,861,746
   Withdrawals                                   (14,758,398)   (7,970,583)    (467,754)   (290,920)   (596,083)    (156,343)
   Annual contract fee                              (517,512)     (340,316)     (18,353)    (18,349)     (4,701)      (2,619)
                                                ------------  ------------  -----------  ----------  ----------   ----------
Net increase (decrease) in contract owners'
   equity from principal transactions             46,467,605    43,057,187     (438,910)    978,652   1,868,579    2,174,441
                                                ------------  ------------  -----------  ----------  ----------   ----------
Total increase (decrease) in contract owners'
   equity                                         52,557,002    55,546,109     (865,493)  1,256,514   2,418,781    2,491,427
Contract owners' equity at beginning of period   171,943,264   116,397,155    6,529,884   5,273,370   3,092,105      600,678
                                                ------------  ------------  -----------  ----------  ----------   ----------
Contract owners' equity at end of period        $224,500,266  $171,943,264  $ 5,664,391  $6,529,884  $5,510,886   $3,092,105
                                                ============  ============  ===========  ==========  ==========   ==========

                                                    2007          2006          2007         2006       2007         2006
                                                ------------  ------------  -----------  ----------  ----------  -----------
Units, beginning of period                       10,417,109     7,556,924     425,444      360,101     165,812      39,108
Units issued                                      4,542,147     4,152,586      48,861      152,388     220,240     198,735
Units redeemed                                    1,397,054     1,292,401      74,614       87,045     129,642      72,031
                                                 ----------    ----------     -------      -------     -------     -------
Units, end of period                             13,562,202    10,417,109     399,691      425,444     256,410     165,812
                                                 ==========    ==========     =======      =======     =======     =======

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
          STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                                               Mid Cap
                                                                                            Intersection
                                          Mid Cap Index Series I   Mid Cap Index Series II    Series II    Mid Cap Stock Series I
                                          ----------------------  ------------------------  ------------  ------------------------
                                             2007        2006         2007         2006         2007          2007         2006
                                          ----------  ----------  -----------  -----------  ------------  -----------  -----------
Income:
   Dividend distributions received        $   36,654  $   14,206  $   122,575  $    33,201    $    --     $        --  $        --
Expenses:
   Mortality and expense risk and
      administrative charges                  44,194      35,484      204,374      119,080        430         308,652      302,361
                                          ----------  ----------  -----------  -----------    -------     -----------  -----------
Net investment income (loss)                  (7,540)    (21,278)     (81,799)     (85,879)      (430)       (308,652)    (302,361)
                                          ----------  ----------  -----------  -----------    -------     -----------  -----------
Realized gains (losses) on investments:
   Capital gain distributions received       344,093      99,254    1,615,765      322,613         --       4,815,909      829,036
   Net realized gain (loss)                  165,686     155,876      806,197      474,517     (3,745)      1,868,031    1,353,787
                                          ----------  ----------  -----------  -----------    -------     -----------  -----------
Realized gains (losses)                      509,779     255,130    2,421,962      797,130     (3,745)      6,683,940    2,182,823
                                          ----------  ----------  -----------  -----------    -------     -----------  -----------
Unrealized appreciation (depreciation)
   during the period                        (337,520)    (68,507)  (1,935,448)    (199,535)    (2,404)     (2,566,502)     231,087
                                          ----------  ----------  -----------  -----------    -------     -----------  -----------
Net increase (decrease) in contract
   owners' equity from operations            164,719     165,345      404,715      511,716     (6,579)      3,808,786    2,111,549
                                          ----------  ----------  -----------  -----------    -------     -----------  -----------
Changes from principal transactions:
   Purchase payments                          26,053      15,978      398,931      460,755     59,983          93,350      369,839
   Transfers between sub-accounts and
      the company                            160,572     451,378    3,508,440    2,693,687      4,836        (539,809)    (312,351)
   Withdrawals                              (315,527)   (302,617)  (1,804,473)    (589,767)      (433)     (4,040,711)  (2,083,106)
   Annual contract fee                        (1,644)     (1,734)     (42,867)     (20,807)        --         (11,069)     (11,889)
                                          ----------  ----------  -----------  -----------    -------     -----------  -----------
Net increase (decrease) in contract
   owners' equity from principal
   transactions                             (130,546)    163,005    2,060,031    2,543,868     64,386      (4,498,239)  (2,037,507)
                                          ----------  ----------  -----------  -----------    -------     -----------  -----------
Total increase (decrease) in contract
   owners' equity                             34,173     328,350    2,464,746    3,055,584     57,807        (689,453)      74,042
Contract owners' equity at beginning of
   period                                  2,584,111   2,255,761   10,240,430    7,184,846         --      19,508,037   19,433,995
                                          ----------  ----------  -----------  -----------    -------     -----------  -----------
Contract owners' equity at end of period  $2,618,284  $2,584,111  $12,705,176  $10,240,430    $57,807     $18,818,584  $19,508,037
                                          ==========  ==========  ===========  ===========    =======     ===========  ===========

                                             2007        2006         2007         2006       2007            2007         2006
                                          ----------  ----------  -----------  -----------  ------------  -----------  -----------
Units, beginning of period                  133,983     126,471     573,750      430,813           --      1,177,671    1,312,225
Units issued                                 17,739      33,531     315,536      227,124       12,648         88,194      135,013
Units redeemed                               23,333      26,019     211,587       84,187        7,621        332,468      269,567
                                            -------     -------     -------      -------       ------      ---------    ---------
Units, end of period                        128,389     133,983     677,699      573,750        5,027        933,397    1,177,671
                                            =======     =======     =======      =======       ======      =========    =========

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
          STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                                                                           Money
                                                                                                                          Market B
                                           Mid Cap Stock Series II   Mid Cap Value Series I   Mid Cap Value Series II    Series NAV
                                          ------------------------  ------------------------  ------------------------  -----------
                                              2007         2006         2007         2006         2007         2006         2007
                                          -----------  -----------  -----------  -----------  -----------  -----------  -----------
Income:
   Dividend distributions received        $        --  $        --  $   106,534  $    77,915  $   169,342  $   125,026  $   168,148
Expenses:
   Mortality and expense risk and
      administrative charges                  351,565      311,065      157,715      173,091      367,586      381,085       59,451
                                          -----------  -----------  -----------  -----------  -----------  -----------  -----------
Net investment income (loss)                 (351,565)    (311,065)     (51,181)     (95,176)    (198,244)    (256,059)     108,697
                                          -----------  -----------  -----------  -----------  -----------  -----------  -----------
Realized gains (losses) on investments:
   Capital gain distributions received      5,878,355      827,112    2,665,712    1,852,567    6,291,655    4,047,935           --
   Net realized gain (loss)                 1,477,953    1,013,140      606,946      816,324      825,320    1,014,969       (3,744)
                                          -----------  -----------  -----------  -----------  -----------  -----------  -----------
Realized gains (losses)                     7,356,308    1,840,252    3,272,658    2,668,891    7,116,975    5,062,904       (3,744)
                                          -----------  -----------  -----------  -----------  -----------  -----------  -----------
Unrealized appreciation (depreciation)
   during the period                       (2,640,503)     659,186   (3,169,152)  (1,520,521)  (6,911,749)  (2,561,998)          --
                                          -----------  -----------  -----------  -----------  -----------  -----------  -----------
Net increase (decrease) in contract
   owners' equity from operations           4,364,240    2,188,373       52,325    1,053,194        6,982    2,244,847      104,953
                                          -----------  -----------  -----------  -----------  -----------  -----------  -----------
Changes from principal transactions:
   Purchase payments                          997,281    1,080,675       15,863       54,562      246,203    1,084,736       38,001
   Transfers between sub-accounts and
      the company                             106,991     (540,111)    (643,051)    (838,414)  (1,407,970)  (1,888,772)   7,811,192
   Withdrawals                             (2,247,984)  (1,012,370)  (1,868,179)  (2,054,098)  (3,182,141)  (1,727,171)  (2,563,205)
   Annual contract fee                        (66,812)     (61,355)      (6,744)      (7,630)     (61,156)     (65,460)     (12,941)
                                          -----------  -----------  -----------  -----------  -----------  -----------  -----------
Net increase (decrease) in contract
   owners' equity from principal
   transactions                            (1,210,524)    (533,161)  (2,502,111)  (2,845,580)  (4,405,064)  (2,596,667)   5,273,047
                                          -----------  -----------  -----------  -----------  -----------  -----------  -----------
Total increase (decrease) in contract
   owners' equity                           3,153,716    1,655,212   (2,449,786)  (1,792,386)  (4,398,082)    (351,820)   5,378,000
Contract owners' equity at beginning of
   period                                  20,874,772   19,219,560   10,450,341   12,242,727   24,092,484   24,444,304           --
                                          -----------  -----------  -----------  -----------  -----------  -----------  -----------
Contract owners' equity at end of period  $24,028,488  $20,874,772  $ 8,000,555  $10,450,341  $19,694,402  $24,092,484  $ 5,378,000
                                          ===========  ===========  ===========  ===========  ===========  ===========  ===========

                                              2007         2006         2007         2006         2007         2006         2007
                                          -----------  -----------  -----------  -----------  -----------  -----------  -----------
Units, beginning of period                 1,015,920    1,036,917     513,445      664,405     1,254,692    1,403,925          --
Units issued                                 189,884      148,835      34,602       52,123        64,938      100,003     729,799
Units redeemed                               228,258      169,832     151,385      203,083       283,346      249,236     307,959
                                           ---------    ---------     -------      -------     ---------    ---------     -------
Units, end of period                         977,546    1,015,920     396,662      513,445     1,036,284    1,254,692     421,840
                                           =========    =========     =======      =======     =========    =========     =======

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
          STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                                                         Natural Resources
                                                  Money Market Series I     Money Market Series II           Series II
                                                ------------------------  -------------------------  ------------------------
                                                    2007         2006         2007          2006         2007         2006
                                                -----------  -----------  ------------  -----------  -----------  -----------
Income:
   Dividend distributions received              $ 1,130,725  $ 1,271,165  $  1,776,935  $ 1,303,975  $   145,042  $    59,681
Expenses:
   Mortality and expense risk and
      administrative charges                        391,840      447,589       689,286      507,287      279,801      231,171
                                                -----------  -----------  ------------  -----------  -----------  -----------
Net investment income (loss)                        738,885      823,576     1,087,649      796,688     (134,759)    (171,490)
                                                -----------  -----------  ------------  -----------  -----------  -----------
Realized gains (losses) on investments:
   Capital gain distributions received                   --           --            --           --    7,552,787    2,720,026
   Net realized gain (loss)                              45         (856)       (5,048)        (667)     989,538    2,088,004
                                                -----------  -----------  ------------  -----------  -----------  -----------
Realized gains (losses)                                  45         (856)       (5,048)        (667)   8,542,325    4,808,030
                                                -----------  -----------  ------------  -----------  -----------  -----------
Unrealized appreciation (depreciation) during
   the period                                            --           --            --           --   (2,804,942)  (2,477,972)
                                                -----------  -----------  ------------  -----------  -----------  -----------
Net increase (decrease) in contract owners'
   equity from operations                           738,930      822,720     1,082,601      796,021    5,602,624    2,158,568
                                                -----------  -----------  ------------  -----------  -----------  -----------
Changes from principal transactions:
   Purchase payments                              3,324,992    1,091,589    11,645,794    7,581,160    2,181,447    2,047,844
   Transfers between sub-accounts and the
      company                                    (7,005,635)  (6,233,891)   26,965,519   11,594,710    2,213,807   (1,120,223)
   Withdrawals                                    1,161,941     (684,001)  (20,634,144)  (7,561,269)  (2,324,650)    (919,851)
   Annual contract fee                              (15,452)     (18,346)     (106,193)     (69,959)     (32,892)     (29,830)
                                                -----------  -----------  ------------  -----------  -----------  -----------
Net increase (decrease) in contract owners'
   equity from principal transactions            (2,534,154)  (5,844,649)   17,870,976   11,544,642    2,037,712      (22,060)
                                                -----------  -----------  ------------  -----------  -----------  -----------
Total increase (decrease) in contract owners'
   equity                                        (1,795,224)  (5,021,929)   18,953,577   12,340,663    7,640,336    2,136,508
Contract owners' equity at beginning of period   24,874,821   29,896,750    33,361,074   21,020,411   14,263,906   12,127,398
                                                -----------  -----------  ------------  -----------  -----------  -----------
Contract owners' equity at end of period        $23,079,597  $24,874,821  $ 52,314,651  $33,361,074  $21,904,242  $14,263,906
                                                ===========  ===========  ============  ===========  ===========  ===========

                                                    2007         2006         2007          2006         2007         2006
                                                -----------  -----------  ------------  -----------  -----------  -----------
Units, beginning of period                       1,593,153    1,955,940     2,653,029    1,716,485     389,272      387,180
Units issued                                     1,697,275    1,499,644     7,064,427    3,518,378     310,541      275,320
Units redeemed                                   1,820,952    1,862,431     5,667,122    2,581,834     235,400      273,228
                                                 ---------    ---------     ---------    ---------     -------      -------
Units, end of period                             1,469,476    1,593,153     4,050,334    2,653,029     464,413      389,272
                                                 =========    =========     =========    =========     =======      =======

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
          STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                                                      PIM Classic Value
                                                  Pacific Rim Series I     Pacific Rim Series II          Series II
                                                -----------------------  ------------------------  ----------------------
                                                    2007        2006         2007         2006        2007        2006
                                                -----------  ----------  -----------  -----------  ----------  ----------
Income:
   Dividend distributions received              $    46,815  $   32,750  $    68,313  $    31,206  $   28,134  $   17,418
Expenses:
   Mortality and expense risk and
      administrative charges                         40,068      49,493       73,537       65,414      34,512      28,716
                                                -----------  ----------  -----------  -----------  ----------  ----------
Net investment income (loss)                          6,747     (16,743)      (5,224)     (34,208)     (6,378)    (11,298)
                                                -----------  ----------  -----------  -----------  ----------  ----------
Realized gains (losses) on investments:
   Capital gain distributions received              629,431          --    1,163,672           --     216,776      42,770
   Net realized gain (loss)                         474,586     545,287      278,645      556,356     142,018      90,245
                                                -----------  ----------  -----------  -----------  ----------  ----------
Realized gains (losses)                           1,104,017     545,287    1,442,317      556,356     358,794     133,015
                                                -----------  ----------  -----------  -----------  ----------  ----------
Unrealized appreciation (depreciation) during
   the period                                      (889,652)   (246,008)  (1,099,571)    (219,437)   (640,168)    141,272
                                                -----------  ----------  -----------  -----------  ----------  ----------
Net increase (decrease) in contract owners'
   equity from operations                           221,112     282,536      337,522      302,711    (287,752)    262,989
                                                -----------  ----------  -----------  -----------  ----------  ----------
Changes from principal transactions:
   Purchase payments                                 20,875      21,085      369,860      886,932     299,568     311,420
   Transfers between sub-accounts and the
      company                                      (320,375)   (251,368)     127,345   (1,088,754)   (345,192)    599,138
   Withdrawals                                     (838,433)   (496,397)    (475,289)    (203,569)   (221,336)    (55,274)
   Annual contract fee                               (1,412)     (1,811)     (12,723)     (11,514)     (2,875)     (3,366)
                                                -----------  ----------  -----------  -----------  ----------  ----------
Net increase (decrease) in contract owners'
   equity from principal transactions            (1,139,345)   (728,491)       9,193     (416,905)   (269,835)    851,918
                                                -----------  ----------  -----------  -----------  ----------  ----------
Total increase (decrease) in contract owners'
   equity                                          (918,233)   (445,955)     346,715     (114,194)   (557,587)  1,114,907
Contract owners' equity at beginning of period    3,135,010   3,580,965    3,968,537    4,082,731   2,389,001   1,274,094
                                                -----------  ----------  -----------  -----------  ----------  ----------
Contract owners' equity at end of period        $ 2,216,777  $3,135,010  $ 4,315,252  $ 3,968,537  $1,831,414  $2,389,001
                                                ===========  ==========  ===========  ===========  ==========  ==========

                                                    2007        2006         2007         2006        2007        2006
                                                -----------  ----------  -----------  -----------  ----------  ----------
Units, beginning of period                        221,132      277,235     186,801      207,870      142,588      86,283
Units issued                                       21,332       52,905     171,001      130,891       62,041     102,519
Units redeemed                                     97,528      109,008     162,038      151,960       75,165      46,214
                                                  -------      -------     -------      -------      -------     -------
Units, end of period                              144,936      221,132     195,764      186,801      129,464     142,588
                                                  =======      =======     =======      =======      =======     =======

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
          STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY
                        FOR THE YEARS ENDED DECEMBER 31,

                                                  PIMCO VIT All Asset     Quantitative All Cap   Quantitative Mid Cap
                                                       Series II                Series II              Series I
                                                -----------------------  ----------------------  --------------------
                                                    2007        2006         2007        2006       2007       2006
                                                -----------  ----------  -----------  ---------  ---------  ---------
Income:
   Dividend distributions received              $   280,622  $  254,474  $   122,664  $   3,841  $   1,572  $      --
Expenses:
   Mortality and expense risk and
      administrative charges                         70,245      84,597      159,168      8,066      6,637      8,832
                                                -----------  ----------  -----------  ---------  ---------  ---------
Net investment income (loss)                        210,377     169,877      (36,504)    (4,225)    (5,065)    (8,832)
                                                -----------  ----------  -----------  ---------  ---------  ---------
Realized gains (losses) on investments:
   Capital gain distributions received                   --      12,279    1,290,619     43,823     70,728    182,721
   Net realized gain (loss)                          21,482      38,053      (12,868)    21,324    (17,593)     4,237
                                                -----------  ----------  -----------  ---------  ---------  ---------
Realized gains (losses)                              21,482      50,332    1,277,751     65,147     53,135    186,958
                                                -----------  ----------  -----------  ---------  ---------  ---------
Unrealized appreciation (depreciation) during
   the period                                        15,088     (91,052)  (1,745,012)     4,337    (53,122)  (167,098)
                                                -----------  ----------  -----------  ---------  ---------  ---------
Net increase (decrease) in contract owners'
   equity from operations                           246,947     129,157     (503,765)    65,259     (5,052)    11,028
                                                -----------  ----------  -----------  ---------  ---------  ---------
Changes from principal transactions:
   Purchase payments                                 54,311     464,203       79,864     15,512        258      5,459
   Transfers between sub-accounts and the
      company                                      (780,439)   (746,652)  14,933,447   (165,658)   (86,216)   (94,949)
   Withdrawals                                     (754,915)   (475,226)  (2,635,482)   (20,257)   (62,522)   (94,431)
   Annual contract fee                              (12,665)    (14,660)     (44,929)    (1,610)      (529)      (626)
                                                -----------  ----------  -----------  ---------  ---------  ---------
Net increase (decrease) in contract owners'
   equity from principal transactions            (1,493,708)   (772,335)  12,332,900   (172,013)  (149,009)  (184,547)
                                                -----------  ----------  -----------  ---------  ---------  ---------
Total increase (decrease) in contract owners'
   equity                                        (1,246,761)   (643,178)  11,829,135   (106,754)  (154,061)  (173,519)
Contract owners' equity at beginning of period    4,791,554   5,434,732      524,053    630,807    473,133    646,652
                                                -----------  ----------  -----------  ---------  ---------  ---------
Contract owners' equity at end of period        $ 3,544,793  $4,791,554  $12,353,188  $ 524,053  $ 319,072  $ 473,133
                                                ===========  ==========  ===========  =========  =========  =========

                                                    2007        2006         2007        2006       2007       2006
                                                -----------  ----------  -----------  ---------  ---------  ---------
Units, beginning of period                        322,832     376,103       24,965      34,004     33,937     47,438
Units issued                                       23,769      91,843      749,377       4,812        342      4,411
Units redeemed                                    121,691     145,114      196,245      13,851     10,534     17,912
                                                  -------     -------      -------      ------     ------     ------
Units, end of period                              224,910     322,832      578,097      24,965     23,745     33,937
                                                  =======     =======      =======      ======     ======     ======

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
          STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY
                        FOR THE YEARS ENDED DECEMBER 31,

                                                  Quantitative Mid Cap    Quantitative Value    Real Estate Securities
                                                       Series II               Series II               Series I
                                                -----------------------  --------------------  ------------------------
                                                    2007        2006        2007       2006        2007         2006
                                                -----------  ----------  ----------  --------  -----------  -----------
Income:
   Dividend distributions received              $    10,139  $       --  $   44,014  $  2,387  $   234,613  $   182,107
Expenses:
   Mortality and expense risk and
      administrative charges                         50,340      20,180      46,903     3,550      144,501      155,682
                                                -----------  ----------  ----------  --------  -----------  -----------
Net investment income (loss)                        (40,201)    (20,180)     (2,889)   (1,163)      90,112       26,425
                                                -----------  ----------  ----------  --------  -----------  -----------
Realized gains (losses) on investments:
   Capital gain distributions received              450,713     408,660     158,148    22,879    4,408,757    1,737,633
   Net realized gain (loss)                        (147,655)    (45,860)    (19,000)   (6,957)    (320,055)     598,372
                                                -----------  ----------  ----------  --------  -----------  -----------
Realized gains (losses)                             303,058     362,800     139,148    15,922    4,088,702    2,336,005
                                                -----------  ----------  ----------  --------  -----------  -----------
Unrealized appreciation (depreciation) during
   the period                                      (561,763)   (328,794)   (623,601)    7,749   (5,636,618)     697,774
                                                -----------  ----------  ----------  --------  -----------  -----------
Net increase (decrease) in contract owners'
   equity from operations                          (298,906)     13,826    (487,342)   22,508   (1,457,804)   3,060,204
                                                -----------  ----------  ----------  --------  -----------  -----------
Changes from principal transactions:
   Purchase payments                                 26,672      13,924      25,867        --       55,896       74,405
   Transfers between sub-accounts and the
      company                                     3,408,010    (142,560)  4,741,844    48,874   (1,462,785)      98,281
   Withdrawals                                   (1,034,856)   (121,458)   (417,520)   (3,594)  (1,984,073)    (991,873)
   Annual contract fee                              (13,611)     (3,430)    (11,876)     (392)      (5,374)      (5,930)
                                                -----------  ----------  ----------  --------  -----------  -----------
Net increase (decrease) in contract owners'
   equity from principal transactions             2,386,215    (253,524)  4,338,315    44,888   (3,396,336)    (825,117)
                                                -----------  ----------  ----------  --------  -----------  -----------
Total increase (decrease) in contract owners'
   equity                                         2,087,309    (239,698)  3,850,973    67,396   (4,854,140)   2,235,087
Contract owners' equity at beginning of period    1,111,143   1,350,841     191,308   123,912   11,138,143    8,903,056
                                                -----------  ----------  ----------  --------  -----------  -----------
Contract owners' equity at end of period        $ 3,198,452  $1,111,143  $4,042,281  $191,308  $ 6,284,003  $11,138,143
                                                ===========  ==========  ==========  ========  ===========  ===========

                                                    2007        2006        2007       2006        2007         2006
                                                -----------  ----------  ----------  --------  -----------  -----------
Units, beginning of period                         62,862      77,950       10,319     7,976     296,380      322,066
Units issued                                      232,495      19,404      260,279    46,273      19,036       50,758
Units redeemed                                    107,833      34,492       36,641    43,930     113,501       76,444
                                                  -------      ------      -------    ------     -------      -------
Units, end of period                              187,524      62,862      233,957    10,319     201,915      296,380
                                                  =======      ======      =======    ======     =======      =======

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
          STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY
                        FOR THE YEARS ENDED DECEMBER 31,

                                                  Real Estate Securities       Real Return Bond        Science & Technology
                                                        Series II                  Series II                 Series I
                                                -------------------------  ------------------------  ------------------------
                                                    2007          2006         2007         2006         2007         2006
                                                ------------  -----------  -----------  -----------  -----------  -----------
Income:
   Dividend distributions received              $    369,388  $   216,422  $   677,238  $   333,814  $        --  $        --
Expenses:
   Mortality and expense risk and
      administrative charges                         288,796      221,081      167,404      215,117      205,790      218,124
                                                ------------  -----------  -----------  -----------  -----------  -----------
Net investment income (loss)                          80,592       (4,659)     509,834      118,697     (205,790)    (218,124)
                                                ------------  -----------  -----------  -----------  -----------  -----------
Realized gains (losses) on investments:
   Capital gain distributions received             8,278,870    2,252,014           --      272,457           --           --
   Net realized gain (loss)                         (901,177)     576,687     (141,303)    (148,287)      (1,899)  (1,975,309)
                                                ------------  -----------  -----------  -----------  -----------  -----------
Realized gains (losses)                            7,377,693    2,828,701     (141,303)     124,170       (1,899)  (1,975,309)
                                                ------------  -----------  -----------  -----------  -----------  -----------
Unrealized appreciation (depreciation) during
   the period                                    (11,025,881)   1,321,809      553,626     (434,936)   2,415,905    2,688,193
                                                ------------  -----------  -----------  -----------  -----------  -----------
Net increase (decrease) in contract owners'
   equity from operations                         (3,567,596)   4,145,851      922,157     (192,069)   2,208,216      494,760
                                                ------------  -----------  -----------  -----------  -----------  -----------
Changes from principal transactions:
   Purchase payments                               1,714,626    1,353,844      139,575      254,074      131,971      191,328
   Transfers between sub-accounts and the
      company                                      4,241,818     (764,388)     285,119   (3,425,010)    (651,715)  (1,154,221)
   Withdrawals                                    (2,297,176)    (947,170)  (1,649,743)  (2,195,885)  (2,964,001)  (2,126,599)
   Annual contract fee                               (40,311)     (26,144)     (21,457)     (30,738)     (11,376)     (13,642)
                                                ------------  -----------  -----------  -----------  -----------  -----------
Net increase (decrease) in contract owners'
   equity from principal transactions              3,618,957     (383,858)  (1,246,506)  (5,397,559)  (3,495,121)  (3,103,134)
                                                ------------  -----------  -----------  -----------  -----------  -----------
Total increase (decrease) in contract owners'
   equity                                             51,361    3,761,993     (324,349)  (5,589,628)  (1,286,905)  (2,608,374)
Contract owners' equity at beginning of period    15,580,397   11,818,404   10,855,118   16,444,746   13,945,003   16,553,377
                                                ------------  -----------  -----------  -----------  -----------  -----------
Contract owners' equity at end of period        $ 15,631,758  $15,580,397  $10,530,769  $10,855,118  $12,658,098  $13,945,003
                                                ============  ===========  ===========  ===========  ===========  ===========

                                                    2007          2006         2007         2006         2007         2006
                                                ------------  -----------  -----------  -----------  -----------  -----------
Units, beginning of period                         503,126      509,448      796,645     1,190,386    1,476,977    1,845,324
Units issued                                       327,492      147,551      124,276       120,377      106,995       67,701
Units redeemed                                     210,867      153,873      214,368       514,118      412,769      436,048
                                                   -------      -------      -------     ---------    ---------    ---------
Units, end of period                               619,751      503,126      706,553       796,645    1,171,203    1,476,977
                                                   =======      =======      =======     =========    =========    =========

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
          STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY
                        FOR THE YEARS ENDED DECEMBER 31,

                                                  Science & Technology
                                                       Series II          Scudder Blue Chip -- B    Scudder Bond -- B
                                                -----------------------  ------------------------  -------------------
                                                    2007        2006         2007         2006        2007      2006
                                                -----------  ----------  -----------  -----------  ---------  --------
Income:
   Dividend distributions received              $        --  $       --  $    31,218  $    22,089  $  17,284  $  5,265
Expenses:
   Mortality and expense risk and
      administrative charges                         92,541      93,497       24,586       74,110      2,539     5,830
                                                -----------  ----------  -----------  -----------  ---------  --------
Net investment income (loss)                        (92,541)    (93,497)       6,632      (52,021)    14,745      (565)
                                                -----------  ----------  -----------  -----------  ---------  --------
Realized gains (losses) on investments:
   Capital gain distributions received                   --          --      515,250      237,511         --       186
   Net realized gain (loss)                         550,805      82,741      608,298      336,294      8,058       656
                                                -----------  ----------  -----------  -----------  ---------  --------
Realized gains (losses)                             550,805      82,741    1,123,548      573,805      8,058       842
                                                -----------  ----------  -----------  -----------  ---------  --------
Unrealized appreciation (depreciation) during
   the period                                       412,995     164,808     (872,110)      52,016    (17,507)   15,552
                                                -----------  ----------  -----------  -----------  ---------  --------
Net increase (decrease) in contract owners'
   equity from operations                           871,259     154,052      258,070      573,800      5,296    15,829
                                                -----------  ----------  -----------  -----------  ---------  --------
Changes from principal transactions:
   Purchase payments                                435,486     291,047        4,038       26,339         --        --
   Transfers between sub-accounts and the
      company                                       802,245    (516,316)  (4,628,803)     569,748   (504,153)  394,549
   Withdrawals                                   (1,104,611)   (580,398)    (160,369)  (1,063,193)    (7,839)  (55,791)
   Annual contract fee                              (19,001)    (21,153)      (5,624)     (18,592)      (328)   (1,566)
                                                -----------  ----------  -----------  -----------  ---------  --------
Net increase (decrease) in contract owners'
   equity from principal transactions               114,119    (826,820)  (4,790,758)    (485,698)  (512,320)  337,192
                                                -----------  ----------  -----------  -----------  ---------  --------
Total increase (decrease) in contract owners'
   equity                                           985,378    (672,768)  (4,532,688)      88,102   (507,024)  353,021
Contract owners' equity at beginning of period    5,689,348   6,362,116    4,532,688    4,444,586    507,024   154,003
                                                -----------  ----------  -----------  -----------  ---------  --------
Contract owners' equity at end of period        $ 6,674,726  $5,689,348  $        --  $ 4,532,688  $      --  $507,024
                                                ===========  ==========  ===========  ===========  =========  ========

                                                    2007        2006         2007         2006        2007      2006
                                                -----------  ----------  -----------  -----------  ---------  --------
Units, beginning of period                        413,029      483,172     193,560      215,319      39,469    12,295
Units issued                                      172,619       72,472       6,917       36,555         312    34,889
Units redeemed                                    177,408      142,615     200,477       58,314      39,781     7,715
                                                  -------      -------     -------      -------      ------    ------
Units, end of period                              408,240      413,029          --      193,560          --    39,469
                                                  =======      =======     =======      =======      ======    ======

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
          STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY
                        FOR THE YEARS ENDED DECEMBER 31,

                                                    Scudder Capital        Scudder Conservative      Scudder Contrarian
                                                      Growth -- B            Allocation -- B             Value -- B
                                                -----------------------  -----------------------  -----------------------
                                                    2007        2006         2007        2006         2007        2006
                                                -----------  ----------  -----------  ----------  -----------  ----------
Income:
   Dividend distributions received              $    18,774  $   10,213  $   174,136  $   90,913  $    64,322  $   56,589
Expenses:
   Mortality and expense risk and
      administrative charges                         41,769      87,477      133,906     128,198       24,637      73,434
                                                -----------  ----------  -----------  ----------  -----------  ----------
Net investment income (loss)                        (22,995)    (77,264)      40,230     (37,285)      39,685     (16,845)
                                                -----------  ----------  -----------  ----------  -----------  ----------
Realized gains (losses) on investments:
   Capital gain distributions received                   --          --      235,149      40,399      170,895          --
   Net realized gain (loss)                       1,271,672     142,078      721,346     114,021      860,597     123,909
                                                -----------  ----------  -----------  ----------  -----------  ----------
Realized gains (losses)                           1,271,672     142,078      956,495     154,420    1,031,492     123,909
                                                -----------  ----------  -----------  ----------  -----------  ----------
Unrealized appreciation (depreciation) during
   the period                                      (836,290)    264,363     (699,597)    424,950     (821,774)    481,425
                                                -----------  ----------  -----------  ----------  -----------  ----------
Net increase (decrease) in contract owners'
   equity from operations                           412,387     329,177      297,128     542,085      249,403     588,489
                                                -----------  ----------  -----------  ----------  -----------  ----------
Changes from principal transactions:
   Purchase payments                                 45,624      52,186      101,493     702,619       10,422      80,188
   Transfers between sub-accounts and the
      company                                    (7,870,099)  2,549,524   (8,438,445)  1,445,610   (4,859,226)   (248,830)
   Withdrawals                                     (492,795)   (554,414)    (961,293)    (97,419)    (135,531)   (296,829)
   Annual contract fee                               (8,572)    (22,192)     (25,411)    (24,705)      (8,312)    (19,793)
                                                -----------  ----------  -----------  ----------  -----------  ----------
Net increase (decrease) in contract owners'
   equity from principal transactions            (8,325,842)  2,025,104   (9,323,656)  2,026,105   (4,992,647)   (485,264)
                                                -----------  ----------  -----------  ----------  -----------  ----------
Total increase (decrease) in contract owners'
   equity                                        (7,913,455)  2,354,281   (9,026,528)  2,568,190   (4,743,244)    103,225
Contract owners' equity at beginning of period    7,913,455   5,559,174    9,026,528   6,458,338    4,743,244   4,640,019
                                                -----------  ----------  -----------  ----------  -----------  ----------
Contract owners' equity at end of period        $        --  $7,913,455  $        --  $9,026,528  $        --  $4,743,244
                                                ===========  ==========  ===========  ==========  ===========  ==========

                                                    2007        2006         2007        2006         2007        2006
                                                -----------  ----------  -----------  ----------  -----------  ----------
Units, beginning of period                        386,234      288,899     620,609      475,192     212,865      235,810
Units issued                                        5,481      142,018       9,414      214,482       3,432        8,393
Units redeemed                                    391,715       44,683     630,023       69,065     216,297       31,338
                                                  -------      -------     -------      -------     -------      -------
Units, end of period                                   --      386,234          --      620,609          --      212,865
                                                  =======      =======     =======      =======     =======      =======

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
          STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY
                        FOR THE YEARS ENDED DECEMBER 31,

                                                  Scudder Davis Venture      Scudder Dreman High       Scudder Dreman Small
                                                       Value -- B             Return Equity -- B          Cap Value -- B
                                                ------------------------  -------------------------  -----------------------
                                                    2007         2006         2007          2006         2007        2006
                                                -----------  -----------  ------------  -----------  -----------  ----------
Income:
   Dividend distributions received              $    23,261  $    21,553  $    136,879  $   117,424  $    34,517  $   24,602
Expenses:
   Mortality and expense risk and
      administrative charges                         40,759      123,512        71,887      158,183       32,343      97,382
                                                -----------  -----------  ------------  -----------  -----------  ----------
Net investment income (loss)                        (17,498)    (101,959)       64,992      (40,759)       2,174     (72,780)
                                                -----------  -----------  ------------  -----------  -----------  ----------
Realized gains (losses) on investments:
   Capital gain distributions received               90,030           --       108,500      510,858      828,224     498,755
   Net realized gain (loss)                       1,977,515      426,565     2,115,466      491,356      867,737     440,119
                                                -----------  -----------  ------------  -----------  -----------  ----------
Realized gains (losses)                           2,067,545      426,565     2,223,966    1,002,214    1,695,961     938,874
                                                -----------  -----------  ------------  -----------  -----------  ----------
Unrealized appreciation (depreciation) during
   the period                                    (1,709,249)     561,526    (1,882,030)     664,395   (1,293,895)    426,308
                                                -----------  -----------  ------------  -----------  -----------  ----------
Net increase (decrease) in contract owners'
   equity from operations                           340,798      886,132       406,928    1,625,850      404,240   1,292,402
                                                -----------  -----------  ------------  -----------  -----------  ----------
Changes from principal transactions:
   Purchase payments                                 29,172       85,667        16,764      124,443       17,264     115,043
   Transfers between sub-accounts and the
      company                                    (7,427,541)    (634,858)  (13,335,537)   4,580,743   (6,195,920)   (635,255)
   Withdrawals                                     (394,859)    (600,034)     (672,858)    (932,903)    (426,326)   (449,844)
   Annual contract fee                              (10,192)     (27,999)      (14,209)     (37,360)      (8,553)    (24,826)
                                                -----------  -----------  ------------  -----------  -----------  ----------
Net increase (decrease) in contract owners'
   equity from principal transactions            (7,803,420)  (1,177,224)  (14,005,840)   3,734,923   (6,613,535)   (994,882)
                                                -----------  -----------  ------------  -----------  -----------  ----------
Total increase (decrease) in contract owners'
   equity                                        (7,462,622)    (291,092)  (13,598,912)   5,360,773   (6,209,295)    297,520
Contract owners' equity at beginning of period    7,462,622    7,753,714    13,598,912    8,238,139    6,209,295   5,911,775
                                                -----------  -----------  ------------  -----------  -----------  ----------
Contract owners' equity at end of period        $        --  $ 7,462,622  $         --  $13,598,912  $        --  $6,209,295
                                                ===========  ===========  ============  ===========  ===========  ==========

                                                    2007         2006         2007          2006         2007        2006
                                                -----------  -----------  ------------  -----------  -----------  ----------
Units, beginning of period                        313,853      366,935       524,163      369,429      199,185      232,716
Units issued                                       24,056       17,514         9,143      223,064        1,853       15,032
Units redeemed                                    337,909       70,596       533,306       68,330      201,038       48,563
                                                  -------      -------       -------      -------      -------      -------
Units, end of period                                   --      313,853            --      524,163           --      199,185
                                                  =======      =======       =======      =======      =======      =======

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
          STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY
                        FOR THE YEARS ENDED DECEMBER 31,

                                                  Scudder Equity Index         Scudder Fixed            Scudder Global
                                                        500 -- B                Income -- B             Blue Chip -- B
                                                ------------------------  -----------------------  -----------------------
                                                    2007         2006         2007        2006         2007        2006
                                                -----------  -----------  -----------  ----------  -----------  ----------
Income:
   Dividend distributions received              $    92,354  $    75,375  $   269,356  $  236,980  $     4,640  $    4,643
Expenses:
   Mortality and expense risk and
      administrative charges                        123,548      135,066      102,383     121,223       10,178      33,523
                                                -----------  -----------  -----------  ----------  -----------  ----------
Net investment income (loss)                        (31,194)     (59,691)     166,973     115,757       (5,538)    (28,880)
                                                -----------  -----------  -----------  ----------  -----------  ----------
Realized gains (losses) on investments:
   Capital gain distributions received                   --           --           --       1,187      265,282     175,331
   Net realized gain (loss)                         345,981      132,222      (29,503)    (54,127)     416,099     452,574
                                                -----------  -----------  -----------  ----------  -----------  ----------
Realized gains (losses)                             345,981      132,222      (29,503)    (52,940)     681,381     627,905
                                                -----------  -----------  -----------  ----------  -----------  ----------
Unrealized appreciation (depreciation) during
   the period                                       (30,621)     991,895       (3,596)    124,429     (510,601)    (50,115)
                                                -----------  -----------  -----------  ----------  -----------  ----------
Net increase (decrease) in contract owners'
   equity from operations                           284,166    1,064,426      133,874     187,246      165,242     548,910
                                                -----------  -----------  -----------  ----------  -----------  ----------
Changes from principal transactions:
   Purchase payments                                 77,690       99,758       22,806      58,091          899       2,607
   Transfers between sub-accounts and the
      company                                       (57,654)  (1,589,566)    (662,493)    287,579   (1,964,354)   (562,874)
   Withdrawals                                   (1,469,178)    (579,327)  (1,318,189)   (560,109)    (107,506)   (348,913)
   Annual contract fee                              (35,343)     (38,324)     (23,576)    (26,124)      (1,890)     (8,072)
                                                -----------  -----------  -----------  ----------  -----------  ----------
Net increase (decrease) in contract owners'
   equity from principal transactions            (1,484,485)  (2,107,459)  (1,981,452)   (240,563)  (2,072,851)   (917,252)
                                                -----------  -----------  -----------  ----------  -----------  ----------
Total increase (decrease) in contract owners'
   equity                                        (1,200,319)  (1,043,033)  (1,847,578)    (53,317)  (1,907,609)   (368,342)
Contract owners' equity at beginning of period    8,244,994    9,288,027    7,540,078   7,593,395    1,907,609   2,275,951
                                                -----------  -----------  -----------  ----------  -----------  ----------
Contract owners' equity at end of period        $ 7,044,675  $ 8,244,994  $ 5,692,500  $7,540,078  $        --  $1,907,609
                                                ===========  ===========  ===========  ==========  ===========  ==========

                                                    2007         2006         2007        2006         2007        2006
                                                -----------  -----------  -----------  ----------  -----------  ----------
Units, beginning of period                        372,391      475,622      550,105      566,554      63,735      97,173
Units issued                                       17,212       13,913       18,458      170,185       4,286      14,253
Units redeemed                                     81,776      117,144      162,261      186,634      68,021      47,691
                                                  -------      -------      -------      -------      ------      ------
Units, end of period                              307,827      372,391      406,302      550,105          --      63,735
                                                  =======      =======      =======      =======      ======      ======

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
          STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY
                        FOR THE YEARS ENDED DECEMBER 31,

                                                     Scudder Global          Scudder Government        Scudder Growth &
                                                     Discovery -- B           Securities -- B            Income -- B
                                                ------------------------  -----------------------  -----------------------
                                                    2007         2006         2007        2006         2007        2006
                                                -----------  -----------  -----------  ----------  -----------  ----------
Income:
   Dividend distributions received              $    30,889  $   24,506   $   139,475  $  121,763  $    34,156  $   25,016
Expenses:
   Mortality and expense risk and
      administrative charges                         16,962      43,806        17,389      55,629       22,633      65,295
                                                -----------  ----------   -----------  ----------  -----------  ----------
Net investment income (loss)                         13,927     (19,300)      122,086      66,134       11,523     (40,279)
                                                -----------  ----------   -----------  ----------  -----------  ----------
Realized gains (losses) on investments:
   Capital gain distributions received              213,294          --            --          --       53,555          --
   Net realized gain (loss)                         920,596     173,885      (118,657)    (22,525)     886,689      90,504
                                                -----------  ----------   -----------  ----------  -----------  ----------
Realized gains (losses)                           1,133,890     173,885      (118,657)    (22,525)     940,244      90,504
                                                -----------  ----------   -----------  ----------  -----------  ----------
Unrealized appreciation (depreciation) during
   the period                                      (833,870)    336,614        28,403      21,114     (816,130)    405,625
                                                -----------  ----------   -----------  ----------  -----------  ----------
Net increase (decrease) in contract owners'
   equity from operations                           313,947     491,199        31,832      64,723      135,637     455,850
                                                -----------  ----------   -----------  ----------  -----------  ----------
Changes from principal transactions:
   Purchase payments                                 23,239      26,573         2,150      11,801       24,901     145,104
   Transfers between sub-accounts and the
      company                                    (3,303,386)    139,574    (3,112,743)   (193,060)  (4,308,106)     (5,307)
   Withdrawals                                      (68,814)    (83,561)      (37,138)   (365,559)    (135,735)   (276,458)
   Annual contract fee                               (3,600)    (11,823)       (2,625)     (9,542)      (3,485)    (15,305)
                                                -----------  ----------   -----------  ----------  -----------  ----------
Net increase (decrease) in contract owners'
   equity from principal transactions            (3,352,561)     70,763    (3,150,356)   (556,360)  (4,422,425)   (151,966)
                                                -----------  ----------   -----------  ----------  -----------  ----------
Total increase (decrease) in contract owners'
   equity                                        (3,038,614)    561,962    (3,118,524)   (491,637)  (4,286,788)    303,884
Contract owners' equity at beginning of period    3,038,614   2,476,652     3,118,524   3,610,161    4,286,788   3,982,904
                                                -----------  ----------   -----------  ----------  -----------  ----------
Contract owners' equity at end of period        $        --  $3,038,614   $        --  $3,118,524  $        --  $4,286,788
                                                ===========  ==========   ===========  ==========  ===========  ==========

                                                    2007         2006         2007        2006         2007        2006
                                                -----------  -----------  -----------  ----------  -----------  ----------
Units, beginning of period                         85,703       83,797      236,424      279,464     200,836      208,061
Units issued                                        5,012       15,427        1,016       13,096       3,948       12,869
Units redeemed                                     90,715       13,521      237,440       56,136     204,784       20,094
                                                   ------       ------      -------      -------     -------      -------
Units, end of period                                   --       85,703           --      236,424          --      200,836
                                                   ======       ======      =======      =======     =======      =======

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
          STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY
                        FOR THE YEARS ENDED DECEMBER 31,

                                                      Scudder Growth            Scudder Health             Scudder High
                                                     Allocation -- B             Sciences -- B             Income -- B
                                                -------------------------  ------------------------  -----------------------
                                                     2007         2006         2007         2006         2007        2006
                                                ------------  -----------  -----------  -----------  -----------  ----------
Income:
   Dividend distributions received              $    712,986  $   265,460  $        --  $        --  $   255,054  $  281,923
Expenses:
   Mortality and expense risk and
      administrative charges                         542,366      550,379       14,668       45,734       19,180      58,136
                                                ------------  -----------  -----------  -----------  -----------  ----------
Net investment income (loss)                         170,620     (284,919)     (14,668)     (45,734)     235,874     223,787
                                                ------------  -----------  -----------  -----------  -----------  ----------
Realized gains (losses) on investments:
   Capital gain distributions received             1,819,601      271,048      160,848       11,129           --          --
   Net realized gain (loss)                        4,245,471      534,302      447,675      156,775        2,920     (18,960)
                                                ------------  -----------  -----------  -----------  -----------  ----------
Realized gains (losses)                            6,065,072      805,350      608,523      167,904        2,920     (18,960)
                                                ------------  -----------  -----------  -----------  -----------  ----------
Unrealized appreciation (depreciation) during
   the period                                     (4,506,032)   2,976,851     (374,922)        (249)    (124,676)     85,970
                                                ------------  -----------  -----------  -----------  -----------  ----------
Net increase (decrease) in contract owners'
   equity from operations                          1,729,660    3,497,282      218,933      121,921      114,118     290,797
                                                ------------  -----------  -----------  -----------  -----------  ----------
Changes from principal transactions:
   Purchase payments                                 825,041    2,206,256       18,367       47,860        4,372      30,508
   Transfers between sub-accounts and the
      company                                    (36,131,517)     226,572   (2,710,956)     429,450   (3,367,477)   (216,683)
   Withdrawals                                    (1,671,415)  (1,497,111)    (149,862)    (772,867)    (302,069)   (262,368)
   Annual contract fee                              (101,606)    (107,945)      (2,622)     (12,867)      (3,826)    (13,340)
                                                ------------  -----------  -----------  -----------  -----------  ----------
Net increase (decrease) in contract owners'
   equity from principal transactions            (37,079,497)     827,772   (2,845,073)    (308,424)  (3,669,000)   (461,883)
                                                ------------  -----------  -----------  -----------  -----------  ----------
Total increase (decrease) in contract owners
   equity                                        (35,349,837)   4,325,054   (2,626,140)    (186,503)  (3,554,882)   (171,086)
Contract owners' equity at beginning of period    35,349,837   31,024,783    2,626,140    2,812,643    3,554,882   3,725,968
                                                ------------  -----------  -----------  -----------  -----------  ----------
Contract owners' equity at end of period        $         --  $35,349,837  $        --  $ 2,626,140  $        --  $3,554,882
                                                ============  ===========  ===========  ===========  ===========  ==========

                                                    2007          2006         2007         2006         2007        2006
                                                ------------  -----------  -----------  -----------  -----------  ----------
Units, beginning of period                        2,231,087    2,170,319     129,423      144,276      180,158      204,644
Units issued                                         91,101      278,901       3,057       43,132       11,439       15,808
Units redeemed                                    2,322,188      218,133     132,480       57,985      191,597       40,294
                                                  ---------    ---------     -------      -------      -------      -------
Units, end of period                                     --    2,231,087          --      129,423           --      180,158
                                                  =========    =========     =======      =======      =======      =======

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
          STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY
                        FOR THE YEARS ENDED DECEMBER 31,

                                                         Scudder             Scudder International    Scudder Janus Growth &
                                                    International -- B        Select Equity -- B           Income -- B
                                                -------------------------  ------------------------  -----------------------
                                                    2007         2006          2007         2006         2007        2006
                                                -----------  ------------  -----------  -----------  -----------  ----------
Income:
   Dividend distributions received              $    94,169  $   61,803    $    81,487  $   59,624   $     4,128  $    5,547
Expenses:
   Mortality and expense risk and
      administrative charges                         26,379      64,718         20,496      61,073        11,560      37,275
                                                -----------  ----------    -----------  ----------   -----------  ----------
Net investment income (loss)                         67,790      (2,915)        60,991      (1,449)       (7,432)    (31,728)
                                                -----------  ----------    -----------  ----------   -----------  ----------
Realized gains (losses) on investments:
   Capital gain distributions received                   --          --        327,316          --            --          --
   Net realized gain (loss)                       1,604,298     368,915        951,707     229,257       589,193     162,510
                                                -----------  ----------    -----------  ----------   -----------  ----------
Realized gains (losses)                           1,604,298     368,915      1,279,023     229,257       589,193     162,510
                                                -----------  ----------    -----------  ----------   -----------  ----------
Unrealized appreciation (depreciation) during'
   the period                                    (1,275,605)    482,663     (1,019,175)    491,722      (493,729)     15,832
                                                -----------  ----------    -----------  ----------   -----------  ----------
Net increase (decrease) in contract owners
   equity from operations                           396,483     848,663        320,839     719,530        88,032     146,614
                                                -----------  ----------    -----------  ----------   -----------  ----------
Changes from principal transactions:
   Purchase payments                                  9,321      41,758         15,773      34,290         1,603      14,976
   Transfers between sub-accounts and the
      company                                    (5,053,918)  1,021,707     (3,731,366)   (111,344)   (2,109,648)   (188,823)
   Withdrawals                                     (222,092)   (765,554)      (333,753)   (292,621)     (154,780)   (289,493)
   Annual contract fee                               (7,455)    (15,398)        (5,473)    (16,345)       (2,466)     (8,658)
                                                -----------  ----------    -----------  ----------   -----------  ----------
Net increase (decrease) in contract owners'
   equity from principal transactions            (5,274,144)    282,513     (4,054,819)   (386,020)   (2,265,291)   (471,998)
                                                -----------  ----------    -----------  ----------   -----------  ----------
Total increase (decrease) in contract owners
   equity                                        (4,877,661)  1,131,176     (3,733,980)    333,510    (2,177,259)   (325,384)
Contract owners' equity at beginning of period    4,877,661   3,746,485      3,733,980   3,400,470     2,177,259   2,502,643
                                                -----------  ----------    -----------  ----------   -----------  ----------
Contract owners' equity at end of period        $        --  $4,877,661    $        --  $3,733,980   $        --  $2,177,259
                                                ===========  ==========    ===========  ==========   ===========  ==========

                                                    2007         2006          2007         2006         2007        2006
                                                -----------  ------------  -----------  -----------  -----------  ----------
Units, beginning of period                        181,134       171,839      135,351      151,649      102,729      125,587
Units issued                                        5,359        55,216        4,756       21,394       22,997        3,286
Units redeemed                                    186,493        45,921      140,107       37,692      125,726       26,144
                                                  -------       -------      -------      -------      -------      -------
Units, end of period                                   --       181,134           --      135,351           --      102,729
                                                  =======       =======      =======      =======      =======      =======

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
          STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY
                        FOR THE YEARS ENDED DECEMBER 31,

                                                       Scudder Mid              Scudder Moderate            Scudder Money
                                                     Cap Growth -- B            Allocation -- B              Market -- B
                                                -------------------------  -------------------------  ------------------------
                                                    2007         2006          2007          2006         2007         2006
                                                -----------  ------------  ------------  -----------  -----------  -----------
Income:
   Dividend distributions received              $        --  $       --    $    571,212  $   210,533  $    46,508  $   158,840
Expenses:
   Mortality and expense risk and
      administrative charges                          9,389      25,068         398,487      403,121       17,585       65,568
                                                -----------  ----------    ------------  -----------  -----------  -----------
Net investment income (loss)                         (9,389)    (25,068)        172,725     (192,588)      28,923       93,272
                                                -----------  ----------    ------------  -----------  -----------  -----------
Realized gains (losses) on investments:
   Capital gain distributions received                   --          --         945,152      168,426           --           --
   Net realized gain (loss)                         360,806     121,644       3,007,711      161,231        3,368         (152)
                                                -----------  ----------    ------------  -----------  -----------  -----------
Realized gains (losses)                             360,806     121,644       3,952,863      329,657        3,368         (152)
                                                -----------  ----------    ------------  -----------  -----------  -----------
Unrealized appreciation (depreciation) during
   the period                                      (197,205)      7,959      (3,083,555)   2,050,547           --           --
                                                -----------  ----------    ------------  -----------  -----------  -----------
Net increase (decrease) in contract owners'
   equity from operations                           154,212     104,535       1,042,033    2,187,616       32,291       93,120
                                                -----------  ----------    ------------  -----------  -----------  -----------
Changes from principal transactions:
   Purchase payments                                 22,290       4,282          41,610    1,238,790       44,047       29,593
   Transfers between sub-accounts and the
      company                                    (1,773,774)    402,784     (25,098,488)     589,932   (2,619,234)   1,676,957
   Withdrawals                                      (60,181)   (207,864)     (2,191,999)    (355,155)    (626,086)  (2,348,049)
   Annual contract fee                               (2,090)     (7,146)        (72,062)     (72,052)      (3,931)     (16,692)
                                                -----------  ----------    ------------  -----------  -----------  -----------
Net increase (decrease) in contract owners'
   equity from principal transactions            (1,813,755)    192,056     (27,320,939)   1,401,515   (3,205,204)    (658,191)
                                                -----------  ----------    ------------  -----------  -----------  -----------
Total increase (decrease) in contract owners
   equity                                        (1,659,543)    296,591     (26,278,906)   3,589,131   (3,172,913)    (565,071)
Contract owners' equity at beginning of period    1,659,543   1,362,952      26,278,906   22,689,775    3,172,913    3,737,984
                                                -----------  ----------    ------------  -----------  -----------  -----------
Contract owners' equity at end of period        $        --  $1,659,543    $         --  $26,278,906  $        --  $ 3,172,913
                                                ===========  ==========    ============  ===========  ===========  ===========

                                                    2007         2006          2007          2006         2007         2006
                                                -----------  ------------  ------------  -----------  -----------  -----------
Units, beginning of period                         68,644       61,281       1,729,500    1,630,015      252,661     304,944
Units issued                                          898       29,642          72,851      163,306      133,204     364,392
Units redeemed                                     69,542       22,279       1,802,351       63,821      385,865     416,675
                                                   ------       ------       ---------    ---------      -------     -------
Units, end of period                                   --       68,644              --    1,729,500           --     252,661
                                                   ======       ======       =========    =========      =======     =======

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
          STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY
                        FOR THE YEARS ENDED DECEMBER 31,

                                                      Scudder Real            Scudder Small          Scudder Strategic
                                                      Estate -- B            Cap Growth -- B            Income -- B
                                                -----------------------  -----------------------  -----------------------
                                                    2007        2006         2007        2006         2007        2006
                                                -----------  ----------  -----------  ----------  -----------  ----------
Income:
   Dividend distributions received              $    40,953  $       --  $        --  $       --  $   147,462  $  108,500
Expenses:
   Mortality and expense risk and
      administrative charges                         28,262      75,436       17,261      56,727       14,182      39,693
                                                -----------  ----------  -----------  ----------  -----------  ----------
Net investment income (loss)                         12,691     (75,436)     (17,261)    (56,727)     133,280      68,807
                                                -----------  ----------  -----------  ----------  -----------  ----------
Realized gains (losses) on investments:
   Capital gain distributions received              706,107      80,192           --          --           --      22,439
   Net realized gain (loss)                       1,239,127     409,802      743,609     147,438         (793)    (12,071)
                                                -----------  ----------  -----------  ----------  -----------  ----------
Realized gains (losses)                           1,945,234     489,994      743,609     147,438         (793)     10,368
                                                -----------  ----------  -----------  ----------  -----------  ----------
Unrealized appreciation (depreciation) during
   the period                                    (1,820,687)  1,017,684     (509,155)     21,521      (82,949)     86,666
                                                -----------  ----------  -----------  ----------  -----------  ----------
Net increase (decrease) in contract owners'
   equity from operations                           137,238   1,432,242      217,193     112,232       49,538     165,841
                                                -----------  ----------  -----------  ----------  -----------  ----------
Changes from principal transactions:
   Purchase payments                                  6,229      88,965        5,277      52,607          624      14,378
   Transfers between sub-accounts and the
      company                                    (4,927,809)   (408,163)  (3,219,288)   (197,460)  (2,377,087)    144,947
   Withdrawals                                     (336,027)   (349,296)    (205,038)   (364,683)    (169,201)   (171,746)
   Annual contract fee                               (7,058)    (19,123)      (2,958)    (12,688)      (2,163)     (8,994)
                                                -----------  ----------  -----------  ----------  -----------  ----------
Net increase (decrease) in contract owners'
   equity from principal transactions            (5,264,665)   (687,617)  (3,422,007)   (522,224)  (2,547,827)    (21,415)
                                                -----------  ----------  -----------  ----------  -----------  ----------
Total increase (decrease) in contract owners
   equity                                        (5,127,427)    744,625   (3,204,814)   (409,992)  (2,498,289)    144,426
Contract owners' equity at beginning of period    5,127,427   4,382,802    3,204,814   3,614,806    2,498,289   2,353,863
                                                -----------  ----------  -----------  ----------  -----------  ----------
Contract owners' equity at end of period        $        --  $5,127,427  $        --  $3,204,814  $        --  $2,498,289
                                                ===========  ==========  ===========  ==========  ===========  ==========

                                                    2007        2006         2007        2006         2007        2006
                                                -----------  ----------  -----------  ----------  -----------  ----------
Units, beginning of period                        176,423      203,632     146,523      170,459     171,984      173,409
Units issued                                        7,641       13,926       1,848        9,330      39,600       37,989
Units redeemed                                    184,064       41,135     148,371       33,266     211,584       39,414
                                                  -------      -------     -------      -------     -------      -------
Units, end of period                                   --      176,423          --      146,523          --      171,984
                                                  =======      =======     =======      =======     =======      =======

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
          STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY
                        FOR THE YEARS ENDED DECEMBER 31,

                                                   Scudder Technology         Scudder Total            Scudder Turner
                                                      Growth -- B              Return -- B          Mid Cap Growth -- B
                                                -----------------------  -----------------------  -----------------------
                                                    2007        2006         2007        2006         2007        2006
                                                -----------  ----------  -----------  ----------  -----------  ----------
Income:
   Dividend distributions received              $        --  $       --  $    72,302  $   60,279  $        --  $       --
Expenses:
   Mortality and expense risk and
      administrative charges                          8,622      27,353       13,736      43,445       14,386      42,626
                                                -----------  ----------  -----------  ----------  -----------  ----------
Net investment income (loss)                         (8,622)    (27,353)      58,566      16,834      (14,386)    (42,626)
                                                -----------  ----------  -----------  ----------  -----------  ----------
Realized gains (losses) on investments:
   Capital gain distributions received                   --          --           --          --      220,496     218,164
   Net realized gain (loss)                         152,003      34,804      351,196      61,852      256,191      (7,691)
                                                -----------  ----------  -----------  ----------  -----------  ----------
Realized gains (losses)                             152,003      34,804      351,196      61,852      476,687     210,473
                                                -----------  ----------  -----------  ----------  -----------  ----------
Unrealized appreciation (depreciation) during
   the period                                       (91,858)    (53,895)    (309,902)    128,842     (233,179)   (101,024)
                                                -----------  ----------  -----------  ----------  -----------  ----------
Net increase (decrease) in contract owners'
   equity from operations                            51,523     (46,444)      99,860     207,528      229,122      66,823
                                                -----------  ----------  -----------  ----------  -----------  ----------
Changes from principal transactions:
   Purchase payments                                 10,278      30,518        1,650      19,425       25,407      54,025
   Transfers between sub-accounts and the
      company                                    (1,556,323)    109,466   (2,598,182)   (109,129)  (2,671,147)   (173,939)
   Withdrawals                                      (77,502)   (237,620)     (93,482)   (319,480)     (95,919)   (146,009)
   Annual contract fee                               (1,629)     (6,673)      (2,459)    (11,123)      (2,135)    (11,430)
                                                -----------  ----------  -----------  ----------  -----------  ----------
Net increase (decrease) in contract owners'
   equity from principal transactions            (1,625,176)   (104,309)  (2,692,473)   (420,307)  (2,743,794)   (277,353)
                                                -----------  ----------  -----------  ----------  -----------  ----------
Total increase (decrease) in contract owners
   equity                                        (1,573,653)   (150,753)  (2,592,613)   (212,779)  (2,514,672)   (210,530)
Contract owners' equity at beginning of period    1,573,653   1,724,406    2,592,613   2,805,392    2,514,672   2,725,202
                                                -----------  ----------  -----------  ----------  -----------  ----------
Contract owners' equity at end of period        $        --  $1,573,653  $        --  $2,592,613  $        --  $2,514,672
                                                ===========  ==========  ===========  ==========  ===========  ==========

                                                    2007        2006         2007        2006         2007        2006
                                                -----------  ----------  -----------  ----------  -----------  ----------
Units, beginning of period                         69,450      75,224      146,794      171,823      99,209      112,363
Units issued                                        1,995      22,944        2,484        5,124       1,231       29,146
Units redeemed                                     71,445      28,718      149,278       30,153     100,440       42,300
                                                   ------      ------      -------      -------     -------      -------
Units, end of period                                   --      69,450           --      146,794          --       99,209
                                                   ======      ======      =======      =======     =======      =======

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
          STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY
                        FOR THE YEARS ENDED DECEMBER 31,

                                                    Small Cap Index         Small Cap Index      Small Cap Opportunities
                                                       Series I                Series II                 Series I
                                                ----------------------  -----------------------  -----------------------
                                                   2007        2006         2007        2006         2007        2006
                                                ----------  ----------  -----------  ----------  -----------  ----------
Income:
   Dividend distributions received              $   24,997  $    8,192  $   127,322  $   20,775  $    65,867  $   30,684
Expenses:
   Mortality and expense risk and
      administrative charges                        24,803      25,058      172,835      99,491       55,085      67,080
                                                ----------  ----------  -----------  ----------  -----------  ----------
Net investment income (loss)                           194     (16,866)     (45,513)    (78,716)      10,782     (36,396)
                                                ----------  ----------  -----------  ----------  -----------  ----------
Realized gains (losses) on investments:
   Capital gain distributions received             193,204      44,263    1,207,968     169,982      204,414     114,772
   Net realized gain (loss)                         89,586      83,452      305,487     288,767      204,161     226,036
                                                ----------  ----------  -----------  ----------  -----------  ----------
Realized gains (losses)                            282,790     127,715    1,513,455     458,749      408,575     340,808
                                                ----------  ----------  -----------  ----------  -----------  ----------
Unrealized appreciation (depreciation) during
   the period                                     (329,712)    111,509   (2,338,310)    516,792     (710,446)     80,123
                                                ----------  ----------  -----------  ----------  -----------  ----------
Net increase (decrease) in contract owners'
   equity from operations                          (46,728)    222,358     (870,368)    896,825     (291,089)    384,535
                                                ----------  ----------  -----------  ----------  -----------  ----------
Changes from principal transactions:
   Purchase payments                                13,969       2,255      173,597     220,791        9,093       4,724
   Transfers between sub-accounts and the
      company                                      113,608       7,619    8,139,950    (231,924)    (231,697)   (252,454)
   Withdrawals                                    (320,796)   (230,686)  (1,979,944)   (409,587)    (589,970)   (744,885)
   Annual contract fee                                (959)     (1,308)     (41,661)    (19,252)      (1,379)     (1,831)
                                                ----------  ----------  -----------  ----------  -----------  ----------
Net increase (decrease) in contract owners'
   equity from principal transactions             (194,178)   (222,120)   6,291,942    (439,972)    (813,953)   (994,446)
                                                ----------  ----------  -----------  ----------  -----------  ----------
Total increase (decrease) in contract owners
   equity                                         (240,906)        238    5,421,574     456,853   (1,105,042)   (609,911)
Contract owners' equity at beginning of period   1,515,233   1,514,995    6,336,060   5,879,207    3,977,136   4,587,047
                                                ----------  ----------  -----------  ----------  -----------  ----------
Contract owners' equity at end of period        $1,274,327  $1,515,233  $11,757,634  $6,336,060  $ 2,872,094  $3,977,136
                                                ==========  ==========  ===========  ==========  ===========  ==========

                                                   2007        2006         2007        2006         2007        2006
                                                ----------  ----------  -----------  ----------  -----------  ----------
Units, beginning of period                        85,006      98,350      341,731      366,127     161,169      202,190
Units issued                                      13,664      12,875      508,430       59,978       7,867        8,467
Units redeemed                                    24,456      26,219      190,377       84,374      40,965       49,488
                                                  ------      ------      -------      -------     -------      -------
Units, end of period                              74,214      85,006      659,784      341,731     128,071      161,169
                                                  ======      ======      =======      =======     =======      =======

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
          STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY
                        FOR THE YEARS ENDED DECEMBER 31,

                                                Small Cap Opportunities     Small Company Value       Small Company Value
                                                       Series II                 Series I                  Series II
                                                -----------------------  ------------------------  ------------------------
                                                    2007        2006         2007         2006         2007         2006
                                                -----------  ----------  -----------  -----------  -----------  -----------
Income:
   Dividend distributions received              $   126,722  $   46,132  $    15,537  $     8,849  $        --  $        --
Expenses:
   Mortality and expense risk and
      administrative charges                        128,465     136,613      163,546      198,107      343,875      361,099
                                                -----------  ----------  -----------  -----------  -----------  -----------
Net investment income (loss)                         (1,743)    (90,481)    (148,009)    (189,258)    (343,875)    (361,099)
                                                -----------  ----------  -----------  -----------  -----------  -----------
Realized gains (losses) on investments:
   Capital gain distributions received              495,448     225,916    1,575,228    2,040,300    3,284,450    3,375,562
   Net realized gain (loss)                         361,458     319,175      873,142    1,532,470      857,423    1,537,203
                                                -----------  ----------  -----------  -----------  -----------  -----------
Realized gains (losses)                             856,906     545,091    2,448,370    3,572,770    4,141,873    4,912,765
                                                -----------  ----------  -----------  -----------  -----------  -----------
Unrealized appreciation (depreciation) during
   the period                                    (1,567,959)    235,631   (2,500,809)  (1,766,981)  (4,304,372)  (1,827,566)
                                                -----------  ----------  -----------  -----------  -----------  -----------
Net increase (decrease) in contract owners'
   equity from operations                          (712,796)    690,241     (200,448)   1,616,531     (506,374)   2,724,100
                                                -----------  ----------  -----------  -----------  -----------  -----------
Changes from principal transactions:
   Purchase payments                                419,409     780,978       42,454       75,193      845,442    1,476,550
   Transfers between sub-accounts and the
      company                                      (356,771)   (551,108)    (570,411)  (1,277,036)  (1,510,955)    (703,512)
   Withdrawals                                     (913,674)   (447,529)  (1,834,348)  (1,980,912)  (2,583,370)  (1,972,646)
   Annual contract fee                              (26,186)    (29,352)      (6,400)      (7,530)     (51,490)     (56,562)
                                                -----------  ----------  -----------  -----------  -----------  -----------
Net increase (decrease) in contract owners'
   equity from principal transactions              (877,222)   (247,011)  (2,368,705)  (3,190,285)  (3,300,373)  (1,256,170)
                                                -----------  ----------  -----------  -----------  -----------  -----------
Total increase (decrease) in contract owners
   equity                                        (1,590,018)    443,230   (2,569,153)  (1,573,754)  (3,806,747)   1,467,930
Contract owners' equity at beginning of period    8,806,545   8,363,315   11,305,636   12,879,390   22,490,017   21,022,087
                                                -----------  ----------  -----------  -----------  -----------  -----------
Contract owners' equity at end of period        $ 7,216,527  $8,806,545  $ 8,736,483  $11,305,636  $18,683,270  $22,490,017
                                                ===========  ==========  ===========  ===========  ===========  ===========

                                                    2007        2006         2007         2006         2007         2006
                                                -----------  ----------  -----------  -----------  -----------  -----------
Units, beginning of period                        359,558      369,372     468,226      606,840     1,133,762    1,195,900
Units issued                                       45,442       59,022      10,571       31,021        81,148      246,472
Units redeemed                                     76,927       68,836     107,189      169,635       236,858      308,610
                                                  -------      -------     -------      -------     ---------    ---------
Units, end of period                              328,073      359,558     371,608      468,226       978,052    1,133,762
                                                  =======      =======     =======      =======     =========    =========

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
          STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY
                        FOR THE YEARS ENDED DECEMBER 31,

                                                    Special Value          Strategic Bond            Strategic Bond
                                                      Series II               Series I                  Series II
                                                --------------------  ------------------------  ------------------------
                                                   2007       2006        2007         2006         2007         2006
                                                ---------  ---------  -----------  -----------  -----------  -----------
Income:
   Dividend distributions received              $   9,588  $      --  $ 1,275,534  $ 1,114,130  $ 1,235,912  $   935,284
Expenses:
   Mortality and expense risk and
      administrative charges                        8,266     12,873      212,882      244,214      225,696      224,828
                                                ---------  ---------  -----------  -----------  -----------  -----------
Net investment income (loss)                        1,322    (12,873)   1,062,652      869,916    1,010,216      710,456
                                                ---------  ---------  -----------  -----------  -----------  -----------
Realized gains (losses) on investments:
   Capital gain distributions received            198,382     88,478           --           --           --           --
   Net realized gain (loss)                      (146,823)    27,564      252,748      251,132       23,370       23,562
                                                ---------  ---------  -----------  -----------  -----------  -----------
Realized gains (losses)                            51,559    116,042      252,748      251,132       23,370       23,562
                                                ---------  ---------  -----------  -----------  -----------  -----------
Unrealized appreciation (depreciation) during
   the period                                     (58,830)   (44,329)  (1,545,052)    (287,610)  (1,297,521)     (45,143)
                                                ---------  ---------  -----------  -----------  -----------  -----------
Net increase (decrease) in contract owners'
   equity from operations                          (5,949)    58,840     (229,652)     833,438     (263,935)     688,875
                                                ---------  ---------  -----------  -----------  -----------  -----------
Changes from principal transactions:
   Purchase payments                               13,464     46,611       20,704       43,668      375,473    1,145,204
   Transfers between sub-accounts and the
      company                                    (576,165)   (59,057)      88,884    1,061,745      432,159       58,217
   Withdrawals                                   (164,429)  (121,444)  (2,843,354)  (2,914,550)  (1,427,448)  (1,158,639)
   Annual contract fee                             (1,484)    (1,404)      (7,722)      (8,807)     (33,102)     (34,950)
                                                ---------  ---------  -----------  -----------  -----------  -----------
Net increase (decrease) in contract owners'
   equity from principal transactions            (728,614)  (135,294)  (2,741,488)  (1,817,944)    (652,918)       9,832
                                                ---------  ---------  -----------  -----------  -----------  -----------
Total increase (decrease) in contract owners
   equity                                        (734,563)   (76,454)  (2,971,140)    (984,506)    (916,853)     698,707
Contract owners' equity at beginning of period    734,563    811,017   15,541,347   16,525,853   14,373,396   13,674,689
                                                ---------  ---------  -----------  -----------  -----------  -----------
Contract owners' equity at end of period        $      --  $ 734,563  $12,570,207  $15,541,347  $13,456,543  $14,373,396
                                                =========  =========  ===========  ===========  ===========  ===========

                                                   2007       2006        2007         2006         2007         2006
                                                ---------  ---------  -----------  -----------  -----------  -----------
Units, beginning of period                        35,319     42,436     757,790      846,678      891,732      891,334
Units issued                                       7,198     13,689      58,878       87,970      161,589      158,964
Units redeemed                                    42,517     20,806     188,503      176,858      201,002      158,566
                                                  ------     ------     -------      -------      -------      -------
Units, end of period                                  --     35,319     628,165      757,790      852,319      891,732
                                                  ======     ======     =======      =======      =======      =======

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
          STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY
                        FOR THE YEARS ENDED DECEMBER 31,

                                                        Strategic                 Strategic            T Rowe Price Mid
                                                  Opportunities Series I   Opportunities Series II      Value Series II
                                                -------------------------  -----------------------  ----------------------
                                                    2007          2006         2007        2006        2007        2006
                                                ------------  -----------  -----------  ----------  ----------  ----------
Income:
   Dividend distributions received              $    192,639  $     3,307  $     8,380  $       --  $   20,631  $      384
Expenses:
   Mortality and expense risk and
      administrative charges                         119,665      400,314        7,862      24,460      20,174      11,431
                                                ------------  -----------  -----------  ----------  ----------  ----------
Net investment income (loss)                          72,974     (397,007)         518     (24,460)        457     (11,047)
                                                ------------  -----------  -----------  ----------  ----------  ----------
Realized gains (losses) on investments:
   Capital gain distributions received                    --           --           --          --     246,100      45,278
   Net realized gain (loss)                         (228,018)  (2,708,729)     475,580     121,697      (6,865)      5,623
                                                ------------  -----------  -----------  ----------  ----------  ----------
Realized gains (losses)                             (228,018)  (2,708,729)     475,580     121,697     239,235      50,901
                                                ------------  -----------  -----------  ----------  ----------  ----------
Unrealized appreciation (depreciation) during
   the period                                      1,705,260    5,859,222     (381,765)     57,082    (267,342)     86,774
                                                ------------  -----------  -----------  ----------  ----------  ----------
Net increase (decrease) in contract owners'
   equity from operations                          1,550,216    2,753,486       94,333     154,319     (27,650)    126,628
                                                ------------  -----------  -----------  ----------  ----------  ----------
Changes from principal transactions:
   Purchase payments                                  37,761      135,994        4,613     121,839      17,413     270,357
   Transfers between sub-accounts and the
      company                                    (26,094,368)  (1,965,543)  (1,635,979)    (52,062)     79,496     605,884
   Withdrawals                                    (1,363,934)  (4,133,018)     (49,908)   (288,754)   (159,020)    (42,433)
   Annual contract fee                                (6,225)     (18,809)      (2,046)     (5,052)     (2,079)       (962)
                                                ------------  -----------  -----------  ----------  ----------  ----------
Net increase (decrease) in contract owners'
   equity from principal transactions            (27,426,766)  (5,981,376)  (1,683,320)   (224,029)    (64,190)    832,846
                                                ------------  -----------  -----------  ----------  ----------  ----------
Total increase (decrease) in contract owners
   equity                                        (25,876,550)  (3,227,890)  (1,588,987)    (69,710)    (91,840)    959,474
Contract owners' equity at beginning of period    25,876,550   29,104,440    1,588,987   1,658,697   1,147,048     187,574
                                                ------------  -----------  -----------  ----------  ----------  ----------
Contract owners' equity at end of period        $        --   $25,876,550  $        --  $1,588,987  $1,055,208  $1,147,048
                                                ============  ===========  ===========  ==========  ==========  ==========

                                                    2007          2006         2007         2006       2007        2006
                                                ------------  -----------  -----------  ----------  ----------  ----------
Units, beginning of period                       1,035,971     1,295,163     119,093      137,238     69,509      13,438
Units issued                                           889         8,222         914       12,788     63,414      61,346
Units redeemed                                   1,036,860       267,414     120,007       30,933     68,189       5,275
                                                 ---------     ---------     -------      -------     ------      ------
Units, end of period                                    --     1,035,971          --      119,093     64,734      69,509
                                                 =========     =========     =======      =======     ======      ======

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
          STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                                                          Total Stock
                                                  Total Return Series I    Total Return Series II    Market Index Series I
                                                ------------------------  ------------------------  ----------------------
                                                    2007         2006         2007         2006        2007        2006
                                                -----------  -----------  -----------  -----------  ----------  ----------
Income:
   Dividend distributions received              $ 1,952,755  $ 1,094,016  $ 2,187,664  $ 1,088,609  $   35,739  $   18,202
Expenses:
   Mortality and expense risk and
      administrative charges                        424,361      511,625      486,382      534,055      27,312      29,076
                                                -----------  -----------  -----------  -----------  ----------  ----------
Net investment income (loss)                      1,528,394      582,391    1,701,282      554,554       8,427     (10,874)
                                                -----------  -----------  -----------  -----------  ----------  ----------
Realized gains (losses) on investments:
   Capital gain distributions received                   --           --           --           --      59,303       9,737
   Net realized gain (loss)                        (275,562)    (120,654)     (78,482)    (286,502)    129,549     168,936
                                                -----------  -----------  -----------  -----------  ----------  ----------
Realized gains (losses)                            (275,562)    (120,654)     (78,482)    (286,502)    188,852     178,673
                                                -----------  -----------  -----------  -----------  ----------  ----------
Unrealized appreciation (depreciation) during
   the period                                       405,346      108,801      303,564      306,606    (132,063)     58,243
                                                -----------  -----------  -----------  -----------  ----------  ----------
Net increase (decrease) in contract owners'
   equity from operations                         1,658,178      570,538    1,926,364      574,658      65,216     226,042
                                                -----------  -----------  -----------  -----------  ----------  ----------
Changes from principal transactions:
   Purchase payments                                 69,486      194,635      747,433    1,300,202      19,756      53,703
   Transfers between sub-accounts and the
      company                                    (2,438,715)    (531,141)     102,619   (1,765,903)    (97,927)     59,165
   Withdrawals                                   (3,495,129)  (4,700,350)  (3,837,824)  (4,138,451)   (322,870)   (352,474)
   Annual contract fee                              (11,874)     (13,321)     (63,661)     (73,457)     (1,264)     (1,442)
                                                -----------  -----------  -----------  -----------  ----------  ----------
Net increase (decrease) in contract owners'
   equity from principal transactions            (5,876,232)  (5,050,177)  (3,051,433)  (4,677,609)   (402,305)   (241,048)
                                                -----------  -----------  -----------  -----------  ----------  ----------
Total increase (decrease) in contract owners
   equity                                        (4,218,054)  (4,479,639)  (1,125,069)  (4,102,951)   (337,089)    (15,006)
Contract owners' equity at beginning of period   29,476,396   33,956,035   31,877,437   35,980,388   1,820,509   1,835,515
                                                -----------  -----------  -----------  -----------  ----------  ----------
Contract owners' equity at end of period        $25,258,342  $29,476,396  $30,752,368  $31,877,437  $1,483,420  $1,820,509
                                                ===========  ===========  ===========  ===========  ==========  ==========

                                                    2007         2006         2007         2006        2007        2006
                                                -----------  -----------  -----------  -----------  ----------  ----------
Units, beginning of period                       1,760,340     2,066,192    2,196,259    2,522,956    142,866     163,372
Units issued                                       164,008       123,014      254,486      291,177      6,507      24,439
Units redeemed                                     513,689       428,866      460,032      617,874     36,932      44,945
                                                 ---------     ---------    ---------    ---------    -------     -------
Units, end of period                             1,410,659     1,760,340    1,990,713    2,196,259    112,441     142,866
                                                 =========     =========    =========    =========    =======     =======

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
          STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY
                        FOR THE YEARS ENDED DECEMBER 31,

                                                      Total Stock
                                                 Market Index Series II      U.S. Core Series I         U.S. Core Series II
                                                -----------------------  --------------------------  ------------------------
                                                    2007        2006         2007          2006          2007         2006
                                                -----------  ----------  ------------  ------------  -----------  -----------
Income:
   Dividend distributions received              $   194,041  $   51,985  $  1,310,668  $    866,853  $   204,280  $   121,222
Expenses:
   Mortality and expense risk and
      administrative charges                        207,045     105,766       892,205     1,016,164      178,425      194,586
                                                -----------  ----------  ------------  ------------  -----------  -----------
Net investment income (loss)                        (13,004)    (53,781)      418,463      (149,311)      25,855      (73,364)
                                                -----------  ----------  ------------  ------------  -----------  -----------
Realized gains (losses) on investments:
   Capital gain distributions received              475,362      33,190     5,124,021     8,332,122      966,053    1,389,409
   Net realized gain (loss)                         587,301     257,052    (4,173,311)   (5,852,206)      86,448      512,294
                                                -----------  ----------  ------------  ------------  -----------  -----------
Realized gains (losses)                           1,062,663     290,242       950,710     2,479,916    1,052,501    1,901,703
                                                -----------  ----------  ------------  ------------  -----------  -----------
Unrealized appreciation (depreciation) during
   the period                                    (1,023,741)    586,445    (1,255,625)    2,549,706   (1,121,825)    (977,652)
                                                -----------  ----------  ------------  ------------  -----------  -----------
Net increase (decrease) in contract owners'
   equity from operations                            25,918     822,906       113,548     4,880,311      (43,469)     850,687
                                                -----------  ----------  ------------  ------------  -----------  -----------
Changes from principal transactions:
   Purchase payments                                149,021     310,067       211,838       557,071      117,667      383,179
   Transfers between sub-accounts and the
      company                                     8,809,691     241,046    (3,215,893)   (3,722,485)    (945,871)  (2,361,116)
   Withdrawals                                   (2,023,635)   (735,381)  (10,931,029)  (11,545,316)  (1,246,585)  (1,153,353)
   Annual contract fee                              (47,775)    (21,292)      (35,375)      (42,625)     (26,241)     (27,701)
                                                -----------  ----------  ------------  ------------  -----------  -----------
Net increase (decrease) in contract owners'
   equity from principal transactions             6,887,302    (205,560)  (13,970,459)  (14,753,355)  (2,101,030)  (3,158,991)
                                                -----------  ----------  ------------  ------------  -----------  -----------
Total increase (decrease) in contract owners
   equity                                         6,913,220     617,346   (13,856,911)   (9,873,044)  (2,144,499)  (2,308,304)
Contract owners' equity at beginning of period    7,113,974   6,496,628    65,920,872    75,793,916   12,039,251   14,347,555
                                                -----------  ----------  ------------  ------------  -----------  -----------
Contract owners' equity at end of period        $14,027,194  $7,113,974  $ 52,063,961  $ 65,920,872  $ 9,894,752  $12,039,251
                                                ===========  ==========  ============  ============  ===========  ===========

                                                    2007        2006         2007          2006          2007         2006
                                                -----------  ----------  ------------  ------------  -----------  -----------
Units, beginning of period                        423,681      438,740     2,724,668     3,340,375      841,598    1,076,066
Units issued                                      612,296       50,137        92,145       140,452       25,840       74,711
Units redeemed                                    227,465       65,196       666,927       756,159      173,078      309,179
                                                  -------      -------     ---------     ---------      -------    ---------
Units, end of period                              808,512      423,681     2,149,886     2,724,668      694,360      841,598
                                                  =======      =======     =========     =========      =======    =========

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
          STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY
                        FOR THE YEARS ENDED DECEMBER 31,

                                                      U.S. Global          U.S. Global Leaders        U.S. Government
                                                Leaders Growth Series I     Growth Series II        Securities Series I
                                                -----------------------  ----------------------  ------------------------
                                                    2007        2006        2007        2006         2007         2006
                                                -----------  ----------  ----------  ----------  -----------  -----------
Income:
   Dividend distributions received              $   17,001   $       --  $   31,774  $       --  $ 1,578,460  $ 1,062,392
Expenses:
   Mortality and expense risk and
      administrative charges                        23,601       26,759      56,668      67,324      303,289      332,964
                                                ----------   ----------  ----------  ----------  -----------  -----------
Net investment income (loss)                        (6,600)     (26,759)    (24,894)    (67,324)   1,275,171      729,428
                                                ----------   ----------  ----------  ----------  -----------  -----------
Realized gains (losses) on investments:
   Capital gain distributions received                  --       15,395          --      41,110           --           --
   Net realized gain (loss)                         28,086        4,981      88,174      53,583     (201,002)    (192,707)
                                                ----------   ----------  ----------  ----------  -----------  -----------
Realized gains (losses)                             28,086       20,376      88,174      94,693     (201,002)    (192,707)
                                                ----------   ----------  ----------  ----------  -----------  -----------
Unrealized appreciation (depreciation) during
   the period                                        2,806        3,021       9,517     (28,664)    (786,122)      73,234
                                                ----------   ----------  ----------  ----------  -----------  -----------
Net increase (decrease) in contract owners'
   equity from operations                           24,292       (3,362)     72,797      (1,295)     288,047      609,955
                                                ----------   ----------  ----------  ----------  -----------  -----------
Changes from principal transactions:
   Purchase payments                                 2,289        7,914      79,642      86,836      121,923      135,557
   Transfers between sub-accounts and the
      company                                      (81,358)      (1,362)   (263,574)   (562,212)   1,608,391     (912,037)
   Withdrawals                                    (229,792)    (132,053)   (504,433)   (176,294)  (3,457,554)  (3,081,280)
   Annual contract fee                              (1,532)      (1,715)    (10,277)    (12,079)      (6,628)      (7,573)
                                                ----------   ----------  ----------  ----------  -----------  -----------
Net increase (decrease) in contract owners'
   equity from principal transactions             (310,393)    (127,216)   (698,642)   (663,749)  (1,733,868)  (3,865,333)
                                                ----------   ----------  ----------  ----------  -----------  -----------
Total increase (decrease) in contract owners
   equity                                         (286,101)    (130,578)   (625,845)   (665,044)  (1,445,821)  (3,255,378)
Contract owners' equity at beginning of period   1,543,647    1,674,225   3,911,188   4,576,232   19,539,399   22,794,777
                                                ----------   ----------  ----------  ----------  -----------  -----------
Contract owners' equity at end of period        $1,257,546   $1,543,647  $3,285,343  $3,911,188  $18,093,578  $19,539,399
                                                ==========   ==========  ==========  ==========  ===========  ===========

                                                    2007        2006        2007        2006         2007         2006
                                                -----------  ----------  ----------  ----------  -----------  -----------
Units, beginning of period                        119,228      129,386     301,704     352,665    1,009,726    1,202,542
Units issued                                        1,720        4,346      15,898      27,407      497,546      173,539
Units redeemed                                     25,576       14,504      68,911      78,368      604,495      366,355
                                                   ------      -------     -------     -------    ---------    ---------
Units, end of period                               95,372      119,228     248,691     301,704      902,777    1,009,726
                                                   ======      =======     =======     =======    =========    =========

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
          STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY
                        FOR THE YEARS ENDED DECEMBER 31,

                                                     U.S. Government           U.S. High              U.S. Large
                                                  Securities Series II      Yield Series II       Cap Value Series I
                                                ------------------------  -------------------  ------------------------
                                                    2007         2006        2007      2006        2007         2006
                                                -----------  -----------  ---------  --------  -----------  -----------
Income:
   Dividend distributions received              $   886,415  $   594,087  $  19,716  $  3,446  $   145,290  $    87,661
Expenses:
   Mortality and expense risk and
      administrative charges                        192,241      212,424      3,932     2,126      214,099      234,938
                                                -----------  -----------  ---------  --------  -----------  -----------
Net investment income (loss)                        694,174      381,663     15,784     1,320      (68,809)    (147,277)
                                                -----------  -----------  ---------  --------  -----------  -----------
Realized gains (losses) on investments:
   Capital gain distributions received                   --           --         --        --           --           --
   Net realized gain (loss)                          (6,966)    (185,571)     7,005       637    1,092,165      746,949
                                                -----------  -----------  ---------  --------  -----------  -----------
Realized gains (losses)                              (6,966)    (185,571)     7,005       637    1,092,165      746,949
                                                -----------  -----------  ---------  --------  -----------  -----------
Unrealized appreciation (depreciation) during
   the period                                      (515,226)     137,648    (21,620)    8,668   (1,152,365)     688,126
                                                -----------  -----------  ---------  --------  -----------  -----------
Net increase (decrease) in contract owners'
   equity from operations                           171,982      333,740      1,169    10,625     (129,009)   1,287,798
                                                -----------  -----------  ---------  --------  -----------  -----------
Changes from principal transactions:
   Purchase payments                                461,271      523,225        908     4,302       53,630      108,696
   Transfers between sub-accounts and the
      company                                     1,019,098   (1,019,960)    46,920   214,715     (499,917)    (818,123)
   Withdrawals                                   (1,590,044)  (2,053,816)  (129,426)  (10,750)  (2,391,924)  (2,155,790)
   Annual contract fee                              (18,147)     (19,891)      (724)      (36)      (8,447)      (9,837)
                                                -----------  -----------  ---------  --------  -----------  -----------
Net increase (decrease) in contract owners'
   equity from principal transactions              (127,822)  (2,570,442)   (82,322)  208,231   (2,846,658)  (2,875,054)
                                                -----------  -----------  ---------  --------  -----------  -----------
Total increase (decrease) in contract owners
   equity                                            44,160   (2,236,702)   (81,153)  218,856   (2,975,667)  (1,587,256)
Contract owners' equity at beginning of period   10,951,709   13,188,411    286,200    67,344   14,499,019   16,086,275
                                                -----------  -----------  ---------  --------  -----------  -----------
Contract owners' equity at end of period        $10,995,869  $10,951,709  $ 205,047  $286,200  $11,523,352  $14,499,019
                                                ===========  ===========  =========  ========  ===========  ===========

                                                    2007         2006        2007      2006        2007         2006
                                                -----------  -----------  ---------  --------  -----------  -----------
Units, beginning of period                         809,227     998,222      20,699     5,239     977,700     1,181,060
Units issued                                       595,153     305,963      17,450    18,259      11,918        15,258
Units redeemed                                     601,408     494,958      23,557     2,799     196,453       218,618
                                                   -------     -------      ------    ------     -------     ---------
Units, end of period                               802,972     809,227      14,592    20,699     793,165       977,700
                                                   =======     =======      ======    ======     =======     =========

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
          STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                           UBS Large
                                                  U.S. Large Cap Value     Cap Series      UBS Large Cap
                                                        Series II              I             Series II
                                                ------------------------  -----------  --------------------
                                                    2007         2006         2007        2007       2006
                                                -----------  -----------  -----------  ----------  --------
Income:
   Dividend distributions received              $    88,106  $    51,535  $   123,861  $    7,089  $    246
Expenses:
   Mortality and expense risk and
      administrative charges                        192,502      208,637      234,845      17,859     1,560
                                                -----------  -----------  -----------  ----------  --------
Net investment income (loss)                       (104,396)    (157,102)    (110,984)    (10,770)   (1,314)
                                                -----------  -----------  -----------  ----------  --------
Realized gains (losses) on investments:
   Capital gain distributions received                   --           --      983,609      78,344     2,295
   Net realized gain (loss)                         930,669    1,144,516      (16,262)    (42,499)    3,416
                                                -----------  -----------  -----------  ----------  --------
Realized gains (losses)                             930,669    1,144,516      967,347      35,845     5,711
                                                -----------  -----------  -----------  ----------  --------
Unrealized appreciation (depreciation) during
   the period                                    (1,050,218)      78,023   (2,207,055)   (176,640)   10,491
                                                -----------  -----------  -----------  ----------  --------
Net increase (decrease) in contract owners'
   equity from operations                          (223,945)   1,065,437   (1,350,692)   (151,565)   14,888
                                                -----------  -----------  -----------  ----------  --------
Changes from principal transactions:
   Purchase payments                                742,426      790,556       69,570      11,895     6,976
   Transfers between sub-accounts and the
      company                                      (542,241)    (878,837)  25,361,453   1,671,424    27,834
   Withdrawals                                   (1,581,499)  (2,215,289)  (2,920,837)    (64,889)     (523)
   Annual contract fee                              (33,446)     (43,584)      (9,730)     (3,769)     (397)
                                                -----------  -----------  -----------  ----------  --------
Net increase (decrease) in contract owners'
   equity from principal transactions            (1,414,760)  (2,347,154)  22,500,456   1,614,661    33,890
                                                -----------  -----------  -----------  ----------  --------
Total increase (decrease) in contract owners
   equity                                        (1,638,705)  (1,281,717)  21,149,764   1,463,096    48,778
Contract owners' equity at beginning of period   12,561,262   13,842,979           --     149,863   101,085
                                                -----------  -----------  -----------  ----------  --------
Contract owners' equity at end of period        $10,922,557  $12,561,262  $21,149,764  $1,612,959  $149,863
                                                ===========  ===========  ===========  ==========  ========

                                                    2007         2006         2007        2007       2006
                                                -----------  -----------  -----------  ----------  --------
Units, beginning of period                        784,347      938,429            --       9,655     7,331
Units issued                                       76,311       69,728     1,591,753     114,729     6,874
Units redeemed                                    163,470      223,810       227,685      20,028     4,550
                                                  -------      -------     ---------     -------     -----
Units, end of period                              697,188      784,347     1,364,068     104,356     9,655
                                                  =======      =======     =========     =======     =====

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
          STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY
                        FOR THE YEARS ENDED DECEMBER 31,

                                                   Utilities Series I       Utilities Series II         Value Series I
                                                ------------------------  -----------------------  ------------------------
                                                    2007         2006         2007        2006         2007         2006
                                                -----------  -----------  -----------  ----------  -----------  -----------
Income:
   Dividend distributions received              $   103,900  $    90,601  $   133,134  $  128,712  $   157,573  $    44,386
Expenses:
   Mortality and expense risk and
      administrative charges                         85,743       65,879      136,012     102,281      182,525      176,590
                                                -----------  -----------  -----------  ----------  -----------  -----------
Net investment income (loss)                         18,157       24,722       (2,878)     26,431      (24,952)    (132,204)
                                                -----------  -----------  -----------  ----------  -----------  -----------
Realized gains (losses) on investments:
   Capital gain distributions received            1,219,849      473,896    1,910,628     728,040    3,309,015    1,644,993
   Net realized gain (loss)                         642,883      234,132      666,504     350,368    1,011,245      526,096
                                                -----------  -----------  -----------  ----------  -----------  -----------
Realized gains (losses)                           1,862,732      708,028    2,577,132   1,078,408    4,320,260    2,171,089
                                                -----------  -----------  -----------  ----------  -----------  -----------
Unrealized appreciation (depreciation) during
   the period                                      (653,864)     369,470     (759,023)    529,876   (3,486,535)       9,705
                                                -----------  -----------  -----------  ----------  -----------  -----------
Net increase (decrease) in contract owners'
   equity from operations                         1,227,025    1,102,220    1,815,231   1,634,715      808,773    2,048,590
                                                -----------  -----------  -----------  ----------  -----------  -----------
Changes from principal transactions:
   Purchase payments                                 13,911       34,234      259,649     875,445       36,367       53,974
   Transfers between sub-accounts and the
      company                                      (578,809)     786,244     (412,709)    224,930     (603,511)     321,324
   Withdrawals                                     (968,393)    (215,488)    (867,915)   (226,231)  (2,380,027)  (1,493,339)
   Annual contract fee                               (4,127)      (3,301)     (16,516)    (12,332)      (5,898)      (5,976)
                                                -----------  -----------  -----------  ----------  -----------  -----------
Net increase (decrease) in contract owners'
   equity from principal transactions            (1,537,418)     601,689   (1,037,491)    861,812   (2,953,069)  (1,124,017)
                                                -----------  -----------  -----------  ----------  -----------  -----------
Total increase (decrease) in contract owners
   equity                                          (310,393)   1,703,909      777,740   2,496,527   (2,144,296)     924,573
Contract owners' equity at beginning of period    5,351,150    3,647,241    7,562,389   5,065,862   12,458,196   11,533,623
                                                -----------  -----------  -----------  ----------  -----------  -----------
Contract owners' equity at end of period        $ 5,040,757  $ 5,351,150  $ 8,340,129  $7,562,389  $10,313,900  $12,458,196
                                                ===========  ===========  ===========  ==========  ===========  ===========

                                                    2007         2006         2007        2006         2007         2006
                                                -----------  -----------  -----------  ----------  -----------  -----------
Units, beginning of period                        307,337      270,389      284,084      244,188     471,644      520,220
Units issued                                       34,543      102,290       59,880      108,478      24,664       53,446
Units redeemed                                    110,672       65,342       93,047       68,582     129,118      102,022
                                                  -------      -------      -------      -------     -------      -------
Units, end of period                              231,208      307,337      250,917      284,084     367,190      471,644
                                                  =======      =======      =======      =======     =======      =======

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
          STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                            Wellington Small Cap     Wellington Small Cap
                                                     Value Series II          Growth Series II          Value Series II
                                                ------------------------  -----------------------  ------------------------
                                                    2007         2006         2007        2006         2007         2006
                                                -----------  -----------  -----------  ----------  -----------  -----------
Income:
   Dividend distributions received              $    56,049  $    7,918   $       --   $       --  $   17,860   $       --
Expenses:
   Mortality and expense risk and
      administrative charges                         87,943      67,172       26,782       17,618      46,977       25,622
                                                -----------  ----------   ----------   ----------  ----------   ----------
Net investment income (loss)                        (31,894)    (59,254)     (26,782)     (17,618)    (29,117)     (25,622)
                                                -----------  ----------   ----------   ----------  ----------   ----------
Realized gains (losses) on investments:
   Capital gain distributions received            1,626,248     549,075      371,337           --     597,042      251,761
   Net realized gain (loss)                         279,573     362,414        6,581       48,389      (6,502)     (74,427)
                                                -----------  ----------   ----------   ----------  ----------   ----------
Realized gains (losses)                           1,905,821     911,489      377,918       48,389     590,540      177,334
                                                -----------  ----------   ----------   ----------  ----------   ----------
Unrealized appreciation (depreciation) during
   the period                                    (1,578,787)   (107,071)    (190,952)      57,102    (732,113)     102,762
                                                -----------  ----------   ----------   ----------  ----------   ----------
Net increase (decrease) in contract owners'
   equity from operations                           295,140     745,164      160,184       87,873    (170,690)     254,474
                                                -----------  ----------   ----------   ----------  ----------   ----------
Changes from principal transactions:
   Purchase payments                                869,446     602,408      453,338      299,467     469,346      294,001
   Transfers between sub-accounts and the
      company                                       158,139     124,653      361,293      436,606   1,199,536      903,361
   Withdrawals                                     (673,792)   (414,340)    (155,930)     (27,769)   (415,172)     (97,958)
   Annual contract fee                              (11,792)     (9,686)      (1,594)      (1,289)     (4,665)      (1,740)
                                                -----------  ----------   ----------   ----------  ----------   ----------
Net increase (decrease) in contract owners'
   equity from principal transactions               342,001     303,035      657,107      707,015   1,249,045    1,097,664
                                                -----------  ----------   ----------   ----------  ----------   ----------
Total increase (decrease) in contract owners
   equity                                           637,141   1,048,199      817,291      794,888   1,078,355    1,352,138
Contract owners' equity at beginning of period    4,785,628   3,737,429    1,272,844      477,956   2,179,610      827,472
                                                -----------  ----------   ----------   ----------  ----------   ----------
Contract owners' equity at end of period        $ 5,422,769  $4,785,628   $2,090,135   $1,272,844  $3,257,965   $2,179,610
                                                ===========  ==========   ==========   ==========  ==========   ==========

                                                    2007         2006         2007        2006         2007         2006
                                                -----------  -----------  -----------  ----------  -----------  -----------
Units, beginning of period                        249,611      230,123       72,325      30,230      131,783       58,115
Units issued                                       89,964       86,851       70,184      80,134      162,711      125,737
Units redeemed                                     64,950       67,363       29,362      38,039       83,803       52,069
                                                  -------      -------      -------      ------      -------      -------
Units, end of period                              274,625      249,611      113,147      72,325      210,691      131,783
                                                  =======      =======      =======      ======      =======      =======

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
          STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY
                        FOR THE YEARS ENDED DECEMBER 31,

                                                 Wells Capital Core Bond
                                                        Series II
                                                ------------------------
                                                    2007         2006
                                                -----------  -----------
Income:
   Dividend distributions received               $ 20,146     $   3,170
Expenses:
   Mortality and expense risk and
      administrative charges                        4,261         3,263
                                                 --------     ---------
Net investment income (loss)                       15,885           (93)
                                                 --------     ---------
Realized gains (losses) on investments:
   Capital gain distributions received                 --            --
   Net realized gain (loss)                        (4,956)        4,926
                                                 --------     ---------
Realized gains (losses)                            (4,956)        4,926
                                                 --------     ---------
Unrealized appreciation (depreciation) during
   the period                                      (4,157)        4,788
                                                 --------     ---------
Net increase (decrease) in contract owners'
   equity from operations                           6,772         9,621
                                                 --------     ---------
Changes from principal transactions:
   Purchase payments                                  325            --
   Transfers between sub-accounts and the
      company                                      54,517       252,364
   Withdrawals                                    (43,504)     (135,738)
   Annual contract fee                               (112)          (21)
                                                 --------     ---------
Net increase (decrease) in contract owners'
   equity from principal transactions              11,226       116,605
                                                 --------     ---------
Total increase (decrease) in contract owners
   equity                                          17,998       126,226
Contract owners' equity at beginning of period    210,742        84,516
                                                 --------     ---------
Contract owners' equity at end of period         $228,740     $ 210,742
                                                 ========     =========

                                                    2007         2006
                                                -----------  -----------
Units, beginning of period                         16,571        6,786
Units issued                                       30,558       44,227
Units redeemed                                     29,892       34,442
                                                   ------       ------
Units, end of period                               17,237       16,571
                                                   ======       ======

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2007

1. ORGANIZATION

John Hancock Life Insurance Company of New York, Separate Account A (the "Account") is a separate account established by John Hancock Life Insurance Company of New York (the "Company"). The Company established the Account on July 22, 1992 as a separate account under New York law. The Account operates as a Unit Investment Trust under the Investment Company Act of 1940, as amended, and consists of 137 sub-accounts which are exclusively invested in a corresponding Portfolio of the John Hancock Trust (the "Trust"), and 3 sub-accounts that are invested in portfolios of other Outside Trusts (the "Outside Trusts"). The Account is a funding vehicle for variable annuity contracts issued by the Company. The Account includes contracts issued for the following products:
Venture, Vantage, Vision, Venture III, Wealthmark, and Wealthmark ML3. These products are distinguished principally by the level of expenses and surrender charges.

Each sub-account holds shares of a particular series ("Portfolio") of a registered investment company. Sub-accounts that invest in Portfolios of the Trust may offer three classes of units to fund variable annuity contracts issued by the Company. These classes, Series I, Series II and Series NAV, represent an interest in the same Trust Portfolio, but in different classes of that Portfolio. Series I, Series II and Series NAV shares of the Trust differ in the level of 12b-1 fees and other expenses assessed against the Portfolio's assets.

The Company is a wholly owned subsidiary of John Hancock Life Insurance Company (U.S.A.) ("JHUSA"), which in turn is an indirect, wholly owned subsidiary of the Manufacturer's Life Insurance Company which is an indirect, wholly owned subsidiary of Manulife Financial Corporation ("MFC"), a Canadian-based publicly traded stock life insurance company. MFC and its subsidiaries are known collectively as Manulife Financial.

In addition to the Account, certain contract owners may also allocate funds to the Fixed Account, which is part of the Company's general account. Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933, and the Company's general account has not been registered as an investment company under the Investment Company Act of 1940.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
                                DECEMBER 31, 2007

1. ORGANIZATION-- (CONTINUED)

Sub-accounts closed or opened in 2007 are as follows:

SUB-ACCOUNTS CLOSED                                                        2007
-------------------                                                       ------
Strategic Opportunities Series I                                          Apr 27
Strategic Opportunities Series II                                         Apr 27
Invesco Utilities                                                          May 3
Alger American Balanced                                                    May 3
Alger American Leveraged All Cap                                           May 3
Credit Suisse Emerging Markets                                             May 3
Credit Suisse Global Post Venture Capital                                  May 3
Dreyfus Socially Responsible Growth                                        May 3
Dreyfus IP Midcap Stock                                                    May 3
Scudder Blue Chip -- B                                                     May 3
Scudder Bond -- B                                                          May 3
Scudder Capital Growth -- B                                                May 3
Scudder Davis Venture Value -- B                                           May 3
Scudder Dreman High Return Equity -- B                                     May 3
Scudder Dreman Small Cap Value -- B                                        May 3
Scudder Global Blue Chip -- B                                              May 3
Scudder Global Discovery -- B                                              May 3
Scudder Government Securities -- B                                         May 3
Scudder Growth & Income -- B                                               May 3
Scudder Health Sciences -- B                                               May 3
Scudder High Income -- B                                                   May 3
Scudder International -- B                                                 May 3
Scudder International Select Equity -- B                                   May 3
Scudder Janus Growth & Income -- B                                         May 3
Scudder Mid Cap Growth -- B                                                May 3
Scudder Contrarian Value -- B                                              May 3
Scudder Money Market -- B                                                  May 3
Scudder Real Estate -- B                                                   May 3
Scudder Small Cap Growth -- B                                              May 3
Scudder Strategic Income -- B                                              May 3
Scudder Technology Growth -- B                                             May 3
Scudder Total Return -- B                                                  May 3
Scudder Turner Mid Cap Growth -- B                                         May 3
Special Value Series II                                                    Nov 9
Scudder Conservative Allocation -- B                                      Dec 12
Scudder Growth Allocation -- B                                            Dec 12
Scudder Moderate Allocation -- B                                          Dec 12

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
                                DECEMBER 31, 2007

1. ORGANIZATION-- (CONTINUED)

SUB-ACCOUNTS OPENED                                                        2007
-------------------                                                       ------
American Asset Allocation Series II                                        May 1
American Asset High-Income Bond Series II                                  May 1
American Global Growth Series II                                           May 1
American Global Small Capitalization Series II                             May 1
American New World Series II                                               May 1
Founding Allocation Series II                                              May 1
High Income Series II                                                      May 1
Mid Cap Intersection Series II                                             May 1
500 Index Fund B Series NAV                                                May 3
International Equity Index B Series NAV                                    May 3
Money Market B Series NAV                                                  May 3
Bond Index Trust A Series II                                               May 3
UBS Large Cap Series I                                                     May 3
American Fundamental Holdings Series II                                   Nov 12
American Global Diversification Series II                                 Nov 12

2. SIGNIFICANT ACCOUNTING POLICIES

ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

VALUATION OF INVESTMENTS

Investments made in the Portfolios of the Trust and of the Outside Trusts are valued at the reported net asset values of such Portfolios. Investment transactions are recorded on the trade date. Income from dividends, and gains from realized gain distributions are recorded on the ex-dividend date. Realized gains and losses on the sales of investments are computed on the basis of the identified cost of the investment sold.

NET ASSETS IN PAYOUT (ANNUITIZATION) PERIOD

A portion of net assets is allocated to annuity policies in the payout period. The liability for these policies is calculated using mortality assumptions and an assumed interest rate. Mortality assumptions are based on the Individual Annuity Mortality Table in effect at the time of annuitization. The assumed investment return is 4%, as regulated by the laws of the respective states. The mortality risk is borne entirely by the Company and may result in additional amounts being transferred into the variable annuity account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

FEDERAL INCOME TAXES

The operations of the Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (the Code). Under the current provisions of the Code, the Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
                                DECEMBER 31, 2007

2. SIGNIFICANT ACCOUNTING POLICIES-- (CONTINUED)

EXPENSES

The Company assumes mortality and expense risks of the Contracts and provides administrative services to the Account for which asset charges are deducted at various annual rates ranging from 1.15% to 1.90%, depending on the type of contract, of net assets of the sub-account. The Company makes certain other deductions from contract owner payments for premium taxes, rider fees, surrender fees, and annual contract fees, which are accounted for as a reduction of net assets resulting from contract owner transactions.

AMOUNTS RECEIVABLE/PAYABLE

Receivables/Payables from/to Portfolios/the Company are due to unsettled contract transactions (net of asset-based charges) and/or subsequent/preceding purchases/sales of the respective Portfolios' shares. The amounts are due from/to either the respective Portfolio and/or the Company for the benefit of contract owners. There are no unsettled policy transactions at December 31, 2007.

STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 157, FAIR VALUE MEASUREMENTS ("SFAS 157")

On September 15, 2006, the FASB issued SFAS 157. This standard, which provides guidance on how to measure fair values of assets and liabilities, applies whenever other standards require or permit assets or liabilities to be measured at fair value, but does not discuss when to use fair value accounting. SFAS 157 establishes a fair value measurement hierarchy that gives the highest priority to quoted prices in active markets and the lowest priority to market-unobservable data. It requires enhanced disclosure of fair value measurements including tabular disclosure by level of fair valued assets and liabilities within the hierarchy and tabular presentation of continuity within the period of those fair value items valued using the lowest hierarchy level.

SFAS 157 will be effective for the Account beginning January 1, 2008 and will then be prospectively applicable. The Account expects that the adoption of SFAS 157 will not have a material effect on its financial position and results of operations.

ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES, AN INTERPRETATION OF FASB STATEMENT NO. 109

In July 2006, the FASB released "Accounting for Uncertainty in Income Taxes" ("FIN 48") to clarify accounting for income taxes recognized in the financial statements in accordance with FASB 109, "Accounting for Income Taxes." FIN 48 is effective for fiscal years beginning after December 15, 2006 and prescribes a comprehensive model for how an entity should recognize, measure, present and disclose in its financial statements uncertain tax positions that the entity has taken or expect to take on a tax return. Upon adoption, as of January 1, 2007, FIN 48 had no impact on the financial statements of the Account.

RECLASSIFICATION

Certain amounts in the prior year financial statements have been reclassified to conform with the amounts in the current year financial statements.

3. TRANSACTIONS WITH AFFILIATES

The Company has an administrative services agreement with Manulife Financial, whereby Manulife Financial or its designee, with the consent of the Company, performs certain services on behalf of the Company necessary for the operation of the Account. The Company has underwriting and distribution agreements with its affiliate, John Hancock Distributors, LLC ("JH Distributors"). JH Distributors is owned by JH USA. John Hancock Investment Management Services, LLC ("JHIMS"), a Delaware limited liability company controlled by JH USA, serves as investment adviser for the Trust

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                DECEMBER 31, 2007

4. PURCHASES AND SALES OF INVESTMENTS

The cost of purchases including reinvestment of dividend distributions and proceeds from the sales of investments in the Portfolios of the Trust and the Outside Trusts during 2007 were as follows:

                                                        Details of Investments
                                                      --------------------------
Sub-account                                             Purchases       Sales
-----------                                           ------------   -----------
500 Index Fund B Series NAV                           $ 12,041,947   $ 2,567,696
500 Index Series I                                       3,881,270     5,330,292
500 Index Series II                                      5,308,033     6,633,383
Active Bond Series I                                       977,145     2,103,679
Active Bond Series II                                   16,955,353    10,290,280
Alger American Balanced                                     57,095     3,954,720
Alger American Leveraged All Cap                            48,058     1,943,654
All Cap Core Series I                                      199,515     2,699,961
All Cap Core Series II                                   1,939,742       874,216
All Cap Growth Series I                                     76,501     4,699,497
All Cap Growth Series II                                   320,468     1,432,553
All Cap Value Series I                                   1,766,053       774,188
All Cap Value Series II                                  3,809,849     2,104,429
American Asset Allocation Series II                     42,303,550     3,004,631
American Asset High-Income Bond Series II                3,033,118        77,567
American Blue-Chip Income & Growth Series II             4,821,752     4,850,533
American Bond Series II                                 53,860,396     6,094,222
American Century - Small Company Series II                  44,397        54,981
American Fundamental Holdings Series II                  4,448,529         1,633
American Global Diversification Series II                3,503,552        72,526
American Global Growth Series II                        13,655,212       485,156
American Global Small Capitalization Series II           6,912,507     1,333,789
American Growth Series II                               56,097,117    22,054,468
American Growth-Income Series II                        48,344,969    14,449,516
American International Series II                        35,765,872    20,435,998
American New World Series II                             5,168,952       736,196
Blue Chip Growth Series I                                2,082,554    11,929,753
Blue Chip Growth Series II                               2,676,068     5,507,224
Bond Index Trust A Series II                               451,846       423,363
Capital Appreciation Series I                              255,622     3,273,926
Capital Appreciation Series II                             967,072     2,984,136
CGTC Overseas Equity Series II                             304,479       399,294
Credit Suisse Emerging Markets                              62,045     2,175,363
Credit Suisse Global Post Venture Capital                   35,065       531,909
Dreyfus IP Midcap Stock                                    656,980     5,665,667
Dreyfus Socially Responsible Growth                          1,339       321,945
Dynamic Growth Series I                                    238,734       622,737
Dynamic Growth Series II                                   424,200       536,300
Emerging Growth Series II                                  538,862       808,977
Emerging Small Company Series I                          1,326,666     1,926,582
Emerging Small Company Series II                         1,457,322     1,198,309
Equity-Income Series I                                  10,458,939    12,471,139
Equity-Income Series II                                  9,722,565     7,052,390
Financial Services Series I                                529,075     1,661,694
Financial Services Series II                             2,483,029     2,086,639
Founding Allocation Series II                           76,085,662     2,031,489
Fundamental Value Series I                               1,080,861     1,857,431
Fundamental Value Series II                             20,067,863    10,191,616

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                DECEMBER 31, 2007

4. PURCHASES AND SALES OF INVESTMENTS-- (CONTINUED)

                                                        Details of Investments
                                                      --------------------------
Sub-account                                             Purchases       Sales
-----------                                           ------------   -----------
Global Allocation Series I                            $    598,478   $   793,746
Global Allocation Series II                             10,217,912     5,111,860
Global Bond Series I                                       881,598     1,468,105
Global Bond Series II                                   11,434,433     8,322,750
Global Trust Series I                                    1,742,914     4,888,166
Global Trust Series II                                   6,461,295     2,455,441
Health Sciences Series I                                 1,833,908     1,563,188
Health Sciences Series II                                3,529,808     2,542,625
High Income Series II                                      502,183       261,683
High Yield Series I                                      1,931,981     3,800,926
High Yield Series II                                     4,205,776     5,824,719
Income & Value Series I                                  2,136,899     3,891,025
Income & Value Series II                                 1,784,079     2,543,294
Independence Investment LLC Small Cap Series II             19,826        14,420
Index Allocation Series II                              32,863,312     3,618,895
International Core Series I                              1,204,888     1,530,328
International Core Series II                             1,672,002     1,564,789
International Equity Index B Series NAV                  6,291,868     1,732,977
International Small Cap Series I                         4,531,358     3,684,282
International Small Cap Series II                        6,566,222     3,865,564
International Value Series I                             5,052,883     5,172,290
International Value Series II                           14,664,706     7,359,428
Invesco Utilities                                           96,964     1,908,423
Investment Quality Bond Series I                         1,351,560     2,509,216
Investment Quality Bond Series II                        8,480,586     4,357,260
John Hancock International Equity Index Series I           733,911       626,095
John Hancock International Equity Index Series II        1,379,309     1,378,245
John Hancock Strategic Income Series II                    465,664       843,473
Large Cap Value Series I                                   950,760     1,344,711
Large Cap Value Series II                                1,832,252     2,887,577
Lifestyle Aggressive Series I                              908,884     1,129,536
Lifestyle Aggressive Series II                          11,486,492    21,317,246
Lifestyle Balanced Series I                              8,242,157    15,971,349
Lifestyle Balanced Series II                           265,497,911    58,561,260
Lifestyle Conservative Series I                          5,001,353     4,512,918
Lifestyle Conservative Series II                        48,697,232    30,830,914
Lifestyle Growth Series I                                6,279,498     8,254,356
Lifestyle Growth Series II                             355,813,718    56,513,307
Lifestyle Moderate Series I                              4,131,231     5,910,498
Lifestyle Moderate Series II                            82,768,392    24,077,980
LMFC Core Equity Series II                               1,148,493     1,240,428
Marisco International Opportunities Series II            5,412,304     2,692,286
Mid Cap Index Series I                                     727,203       521,197
Mid Cap Index Series II                                  7,819,270     4,225,273
Mid Cap Intersection Series II                             155,618        91,660
Mid Cap Stock Series I                                   6,430,915     6,421,898
Mid Cap Stock Series II                                  9,723,338     5,407,071
Mid Cap Value Series I                                   3,501,873     3,389,452
Mid Cap Value Series II                                  7,730,557     6,042,208
Money Market B Series NAV                                9,320,708     3,938,965
Money Market Series I                                   27,294,713    29,089,984
Money Market Series II                                  90,520,820    71,562,196

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                DECEMBER 31, 2007

4. PURCHASES AND SALES OF INVESTMENTS-- (CONTINUED)

                                                        Details of Investments
                                                      --------------------------
Sub-account                                             Purchases       Sales
-----------                                           ------------   -----------
Natural Resources Series II                           $ 19,804,625   $10,348,885
Pacific Rim Series I                                     1,005,919     1,509,087
Pacific Rim Series II                                    5,072,746     3,905,106
PIM Classic Value Series II                              1,225,215     1,284,651
PIMCO VIT All Asset Series II                              638,142     1,921,473
Quantitative All Cap Series II                          18,040,736     4,453,721
Quantitative Mid Cap Series I                               76,914       160,260
Quantitative Mid Cap Series II                           4,818,493     2,021,765
Quantitative Value Series II                             5,217,835       724,262
Real Estate Securities Series I                          5,332,499     4,229,966
Real Estate Securities Series II                        18,427,945     6,449,526
Real Return Bond Series II                               2,381,718     3,118,391
Science & Technology Series I                            1,354,057     5,054,969
Science & Technology Series II                           2,769,261     2,747,684
Scudder Blue Chip -- B                                     703,330     4,972,206
Scudder Bond -- B                                           21,176       518,750
Scudder Capital Growth -- B                                102,934     8,451,771
Scudder Conservative Allocation -- B                       541,607     9,589,884
Scudder Contrarian Value -- B                              299,686     5,081,752
Scudder Davis Venture Value -- B                           697,856     8,428,742
Scudder Dreman High Return Equity -- B                     457,645    14,289,993
Scudder Dreman Small Cap Value -- B                        914,749     6,697,886
Scudder Equity Index 500 -- B                              492,672     2,008,351
Scudder Fixed Income -- B                                  499,021     2,313,500
Scudder Global Blue Chip -- B                              401,092     2,214,200
Scudder Global Discovery -- B                              426,880     3,552,219
Scudder Government Securities -- B                         152,474     3,180,745
Scudder Growth & Income -- B                               171,027     4,528,374
Scudder Growth Allocation -- B                           3,955,055    39,044,331
Scudder Health Sciences Series II                          224,142     2,923,035
Scudder High Income -- B                                   478,909     3,912,035
Scudder International Select Equity -- B                   538,038     4,204,550
Scudder International -- B                                 238,641     5,444,996
Scudder Janus Growth & Income -- B                         499,651     2,772,374
Scudder Mid Cap Growth -- B                                 21,905     1,845,050
Scudder Moderate Allocation -- B                         2,604,527    28,807,589
Scudder Money Market -- B                                1,737,272     4,907,653
Scudder Real Estate -- B                                   972,037     5,517,904
Scudder Small Cap Growth -- B                               32,080     3,471,348
Scudder Strategic Income -- B                              727,680     3,142,228
Scudder Technology Growth -- B                              44,965     1,678,763
Scudder Total Return -- B                                   99,745     2,733,652
Scudder Turner Mid Cap Growth -- B                         244,660     2,782,344
Small Cap Index Series I                                   462,621       463,400
Small Cap Index Series II                               11,167,321     3,712,924
Small Cap Opportunities Series I                           466,481     1,065,238
Small Cap Opportunities Series II                        1,599,460     1,982,976
Small Company Value Series I                             1,837,819     2,779,303
Small Company Value Series II                            4,673,168     5,032,966
Special Value Series II                                    359,310       888,220
Strategic Bond Series I                                  2,414,828     4,093,663
Strategic Bond Series II                                 3,762,305     3,405,006
Strategic Opportunities Series I                           202,340    27,556,131
Strategic Opportunities Series II                           19,837     1,702,640

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                DECEMBER 31, 2007

4. PURCHASES AND SALES OF INVESTMENTS-- (CONTINUED)

                                                        Details of Investments
                                                      --------------------------
Sub-account                                             Purchases       Sales
-----------                                           ------------   -----------
T Rowe Price Mid Value Series II                      $  1,362,047   $ 1,179,680
Total Return Series I                                    4,725,145     9,072,983
Total Return Series II                                   5,798,510     7,148,662
Total Stock Market Index Series I                          179,435       514,010
Total Stock Market Index Series II                      11,553,706     4,204,046
U.S. Core Series I                                       7,594,335    16,022,310
U.S. Core Series II                                      1,525,157     2,634,279
U.S. Global Leaders Growth Series I                         38,853       355,846
U.S. Global Leaders Growth Series II                       232,455       955,991
U.S. Government Securities Series I                     10,299,947    10,758,644
U.S. Government Securities Series II                     8,921,933     8,355,581
U.S. High Yield Series II                                  267,842       334,379
U.S. Large Cap Value Series I                              308,413     3,223,880
U.S. Large Cap Value Series II                           1,275,209     2,794,367
UBS Large Cap Series II                                 27,257,338     3,884,257
UBS Large Cap Series II                                  2,014,299       332,063
Utilities Series I                                       2,003,721     2,303,134
Utilities Series II                                      3,824,267     2,954,010
Value Series I                                           4,126,420     3,795,427
Value Series II                                          3,319,683     1,383,327
Wellington Small Cap Growth Series II                    1,562,477       560,816
Wellington Small Cap Value Series II                     3,275,577     1,458,607
Wells Capital Core Bond Series II                          413,918       386,807

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                DECEMBER 31, 2007

5. UNIT VALUES

A summary of unit values and units outstanding for variable annuity contracts and the expense and income ratios, excluding expenses of the underlying Portfolios, were as follows:

                                                           UNIT FAIR VALUE            EXPENSE RATIO  INVESTMENT     TOTAL RETURN
                                                   UNITS       HIGHEST       ASSETS      HIGHEST       INCOME         HIGHEST
                SUB-ACCOUNT                 YEAR  (000S)      TO LOWEST      (000S)     TO LOWEST*     RATIO**      TO LOWEST***
                -----------                 ----  ------  ----------------  --------  -------------  ----------  -----------------
500 Index Fund B Series NAV                 2007     757  $12.25 to $12.21  $  9,257  1.85% to 1.40%    1.23%    (2.01%) to (2.30%)
500 Index Series I                          2007     623    12.31 to 12.27     7,643   1.75 to 1.40     2.41          3.43 to 3.07
                                            2006     752    11.94 to 11.66     8,946   1.75 to 1.40     0.92        13.66 to 13.26
                                            2005     947    10.54 to 10.29     9,930   1.75 to 1.40     1.57          2.84 to 2.48
                                            2004   1,259    10.29 to 10.03    12,854   1.75 to 1.40     0.88          8.72 to 8.34
                                            2003   1,077      9.50 to 9.25    10,136   1.75 to 1.40     0.94        26.23 to 25.79
500 Index Series II                         2007   1,081    16.82 to 16.40    17,780   1.85 to 1.40     1.93          3.26 to 2.80
                                            2006   1,168    16.29 to 15.21    18,636   1.85 to 1.40     0.78        13.47 to 12.96
                                            2005   1,316    14.36 to 13.44    18,514   1.85 to 1.40     1.38          2.67 to 0.82
                                            2004   1,368    13.12 to 12.89    18,755   1.75 to 1.40     0.64          8.46 to 8.08
                                            2003     983    12.89 to 12.13    12,453   1.75 to 1.40     0.61        25.99 to 25.55
Active Bond Series I                        2007     538    13.29 to 13.17     7,114   1.75 to 1.40     8.45          2.59 to 2.23
                                            2006     666    12.95 to 12.88     8,600   1.75 to 1.40     2.82          2.97 to 2.61
                                            2005     813    12.58 to 12.55    10,219   1.75 to 1.40     0.00          0.64 to 0.41
Active Bond Series II                       2007   5,138    13.22 to 13.06    67,505   1.85 to 1.40     8.02          1.87 to 0.87
                                            2006   4,968    12.91 to 12.82    63,915   1.85 to 1.40     2.61          2.76 to 2.30
                                            2005   5,038    12.57 to 12.53    63,215   1.85 to 1.40     0.00         0.54 to (0.13)
Alger American Balanced                     2007      --    17.83 to 17.47        --   1.85 to 1.40     0.00          5.30 to 5.14
                                            2006     219    16.94 to 16.62     3,690   1.85 to 1.40     1.21          3.01 to 2.55
                                            2005     239    16.44 to 16.20     3,903   1.85 to 1.40     1.51          6.65 to 2.81
                                            2004     292    15.41 to 15.29     4,476   1.75 to 1.40     1.41          2.82 to 2.46
                                            2003     135    14.99 to 14.93     2,014   1.75 to 1.40     0.03        17.08 to 16.67
Alger American Leveraged All Cap            2007      --    26.37 to 25.83        --   1.85 to 1.40     0.00        12.20 to 12.03
                                            2006      73    23.50 to 23.06     1,698   1.85 to 1.40     0.00        17.31 to 16.79
                                            2005      59    20.03 to 19.74     1,179   1.85 to 1.40     0.00         12.57 to 7.26
                                            2004      63    17.80 to 17.66     1,113   1.75 to 1.40     0.00          6.40 to 6.03
                                            2003      33    16.72 to 16.65       548   1.75 to 1.40     0.00        32.37 to 31.90
All Cap Core Series I                       2007     397     21.09 to 9.29     7,207   1.75 to 1.40     1.38          1.23 to 0.87
                                            2006     522     20.83 to 9.21     9,535   1.75 to 1.40     0.72        13.16 to 12.76
                                            2005     669     18.41 to 8.17    10,530   1.75 to 1.40     0.79          7.57 to 7.19
                                            2004     839     17.11 to 7.62    12,345   1.75 to 1.40     0.46        14.71 to 14.31
                                            2003   1,051     14.92 to 6.67    13,409   1.75 to 1.40     0.00        29.72 to 29.26
All Cap Core Series II                      2007     128    19.12 to 18.64     2,391   1.85 to 1.40     0.80         0.53 to (4.85)
                                            2006      73    18.94 to 16.71     1,341   1.85 to 1.40     0.52        12.96 to 12.45
                                            2005      73    16.76 to 14.83     1,194   1.85 to 1.40     0.58          7.38 to 2.89
                                            2004      52    15.61 to 13.84       790   1.75 to 1.40     0.31        14.44 to 14.04
                                            2003      40    13.64 to 12.13       537   1.75 to 1.40     0.00        29.43 to 28.98
All Cap Growth Series I                     2007     771     22.33 to 9.45    13,881   1.75 to 1.40     0.04        10.49 to 10.10
                                            2006   1,006     20.21 to 8.59    16,657   1.75 to 1.40     0.00          5.10 to 4.73
                                            2005   1,229     19.23 to 8.20    19,308   1.75 to 1.40     0.00          7.48 to 7.11
                                            2004   1,524     17.89 to 7.65    22,220   1.75 to 1.40     0.00          5.04 to 4.67
                                            2003   1,856     17.03 to 7.31    25,993   1.75 to 1.40     0.00        27.44 to 27.00

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                DECEMBER 31, 2007

5. UNIT VALUES-- (CONTINUED)

                                                           UNIT FAIR VALUE            EXPENSE RATIO  INVESTMENT     TOTAL RETURN
                                                   UNITS       HIGHEST       ASSETS      HIGHEST       INCOME         HIGHEST
                SUB-ACCOUNT                 YEAR  (000S)      TO LOWEST      (000S)     TO LOWEST*    RATIO**       TO LOWEST***
                -----------                 ----  ------  ----------------  --------  -------------  ----------  -----------------
All Cap Growth Series II                    2007     221  $16.60 to $16.18  $  3,588  1.85% to 1.40%    0.00%       10.26% to 9.77%
                                            2006     288    15.05 to 14.04     4,253   1.85 to 1.40     0.00          4.84 to 4.37
                                            2005     348    14.36 to 13.42     4,923   1.85 to 1.40     0.00          7.26 to 5.24
                                            2004     394    13.39 to 12.54     5,206   1.75 to 1.40     0.00          4.85 to 4.48
                                            2003     323    12.77 to 11.99     4,079   1.75 to 1.40     0.00        27.20 to 26.76
All Cap Value Series I                      2007     211    17.32 to 16.92     3,593   1.75 to 1.40     1.74          6.81 to 6.44
                                            2006     243    16.21 to 15.90     3,883   1.75 to 1.40     0.95        12.14 to 11.75
                                            2005     265    14.46 to 14.22     3,791   1.75 to 1.40     0.56          4.25 to 3.88
                                            2004     245    13.87 to 13.69     3,371   1.75 to 1.40     0.32        14.34 to 13.94
                                            2003     217    12.13 to 12.02     2,613   1.75 to 1.40     0.08        36.44 to 35.96
All Cap Value Series II                     2007     426    18.66 to 18.19     7,724   1.85 to 1.40     1.35          6.53 to 6.05
                                            2006     514    17.52 to 15.89     8,775   1.85 to 1.40     0.79        11.96 to 11.45
                                            2005     550    15.65 to 14.23     8,417   1.85 to 1.40     0.12          3.95 to 2.37
                                            2004     545    15.05 to 13.73     8,079   1.75 to 1.40     0.23        14.18 to 13.78
                                            2003     342    13.18 to 12.05     4,451   1.75 to 1.40     0.12        36.25 to 35.77
American Asset Allocation Series II         2007   3,023    12.54 to 12.48    37,906   1.90 to 1.15     3.76         0.34 to (0.16)
American Asset High-Income Bond Series II   2007     230    11.99 to 11.93     2,756   1.90 to 1.15    14.42       (4.07) to (4.55)
American Blue-Chip Income & Growth
   Series II                                2007     880    19.96 to 19.54    17,405   1.85 to 1.40     2.09         0.06 to (0.39)
                                            2006   1,055    19.94 to 19.62    20,894   1.85 to 1.40     0.42        15.17 to 14.66
                                            2005   1,071    17.32 to 17.11    18,446   1.85 to 1.40     0.04          5.19 to 1.90
                                            2004   1,052    16.46 to 16.37    17,269   1.75 to 1.40     0.00          7.61 to 7.23
                                            2003     527    15.30 to 15.26     8,058   1.75 to 1.40     0.00        22.39 to 22.11
American Bond Series II                     2007   9,127    13.31 to 13.05   120,045   1.90 to 1.15     4.33         1.58 to (0.20)
                                            2006   5,697    13.10 to 12.96    74,052   1.85 to 1.15     0.00          5.01 to 4.46
                                            2005   1,810    12.42 to 12.39    22,448   1.85 to 1.40     0.00       (0.66) to (0.84)
American Century - Small Company Series II  2007      14    15.06 to 14.81       217   1.85 to 1.40     0.00       (8.02) to (8.44)
                                            2006      17    16.37 to 16.18       280   1.85 to 1.40     0.00          3.95 to 3.48
                                            2005      32    15.75 to 15.63       508   1.85 to 1.40     0.00         4.52 to (3.06)
                                            2004       4    15.07 to 15.03        67   1.75 to 1.40     0.00        20.56 to 20.28
American Fundamental Holdings Series II     2007     350    12.57 to 12.56     4,401   1.90 to 1.15     2.82          0.55 to 0.45
American Global Diversification Series II   2007     273    12.56 to 12.55     3,425   1.90 to 1.15     2.93          0.52 to 0.41
American Global Growth Series II            2007     996    13.25 to 13.19    13,159   1.90 to 1.15     3.53          6.02 to 5.49
American Global Small Capitalization
   Series II                                2007     394    13.52 to 13.46     5,319   1.90 to 1.15     3.02          8.20 to 7.66
American Growth Series II                   2007   9,075    22.35 to 14.21   194,068   1.90 to 1.15     0.97        11.89 to 10.45
                                            2006   7,988    20.77 to 12.83   160,869   1.85 to 1.15     0.16          8.12 to 2.53
                                            2005   5,750    19.21 to 18.98   109,808   1.85 to 1.40     0.00         13.99 to 6.62
                                            2004   2,975    16.85 to 16.75    49,975   1.75 to 1.40     0.00         10.35 to 9.97
                                            2003     881    15.27 to 15.23    13,433   1.75 to 1.40     0.00        22.15 to 21.87
American Growth-Income Series II            2007   8,979    19.68 to 13.96   170,839   1.90 to 1.15     2.81          4.44 to 3.28
                                            2006   7,484    19.56 to 13.49   142,470   1.85 to 1.15     0.92         13.03 to 7.76
                                            2005   5,373    17.30 to 17.10    92,410   1.85 to 1.40     0.31          3.83 to 1.45
                                            2004   2,374    16.67 to 16.57    39,432   1.75 to 1.40     0.22          8.30 to 7.92
                                            2003     609    15.39 to 15.35     9,364   1.75 to 1.40     0.00        23.10 to 22.82
American International Series II            2007   4,182    30.92 to 15.64   117,982   1.90 to 1.15     2.12        20.00 to 18.04
                                            2006   3,719    26.88 to 13.22    94,939   1.85 to 1.15     0.72         16.68 to 5.59
                                            2005   2,544    23.04 to 22.76    58,260   1.85 to 1.40     0.46        19.19 to 14.04
                                            2004   1,125    19.33 to 19.22    21,678   1.75 to 1.40     0.33        17.09 to 16.68
                                            2003     211    16.51 to 16.47     3,474   1.75 to 1.40     0.00        32.06 to 31.76

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                DECEMBER 31, 2007

5. UNIT VALUES-- (CONTINUED)

                                                           UNIT FAIR VALUE            EXPENSE RATIO  INVESTMENT     TOTAL RETURN
                                                   UNITS       HIGHEST       ASSETS      HIGHEST       INCOME         HIGHEST
                SUB-ACCOUNT                 YEAR  (000S)      TO LOWEST      (000S)     TO LOWEST*    RATIO**       TO LOWEST***
                -----------                 ----  ------  ----------------  --------  -------------  ----------  -----------------
American New World Series II                2007     305  $14.95 to $14.88  $  4,543  1.90% to 1.15%    4.54%      19.62% to 19.02%
Blue Chip Growth Series I                   2007   1,903    26.42 to 12.14    40,711   1.75 to 1.40     0.71        11.17 to 10.78
                                            2006   2,288    24.22 to 10.96    45,399   1.75 to 1.40     0.21          8.07 to 7.69
                                            2005   2,774    22.46 to 10.18    51,140   1.75 to 1.40     0.42          4.13 to 3.77
                                            2004   3,361     21.63 to 9.81    59,864   1.75 to 1.40     0.12          7.51 to 7.14
                                            2003   3,812     20.17 to 9.15    63,875   1.75 to 1.40     0.04        27.38 to 26.93
Blue Chip Growth Series II                  2007   1,218    16.87 to 14.68    20,648   1.90 to 1.15     0.38        12.67 to 11.22
                                            2006   1,374    15.64 to 13.17    21,093   1.85 to 1.15     0.03          7.80 to 5.20
                                            2005   1,489    14.51 to 13.41    21,253   1.85 to 1.40     0.00          3.90 to 2.29
                                            2004   1,140    13.97 to 12.94    15,702   1.75 to 1.40     0.06          7.31 to 6.94
                                            2003     699    13.01 to 12.09     8,975   1.75 to 1.40     0.11        27.22 to 26.78
Bond Index Trust A Series II                2007       3    12.97 to 12.93        42   1.85 to 1.40     0.24          3.74 to 3.43
Capital Appreciation Series I               2007   1,202    10.34 to 10.09    12,303   1.75 to 1.40     0.27         10.05 to 9.66
                                            2006   1,426      9.40 to 9.20    13,949   1.75 to 1.40     0.00          0.84 to 0.49
                                            2005     216      9.32 to 9.15     1,999   1.75 to 1.40     0.00        12.41 to 12.02
                                            2004     169      8.29 to 8.17     1,387   1.75 to 1.40     0.00          7.80 to 7.43
                                            2003     171      7.69 to 7.61     1,307   1.75 to 1.40     0.00        27.67 to 27.23
Capital Appreciation Series II              2007     746    15.83 to 13.92    11,902   1.90 to 1.15     0.08        10.85 to 10.08
                                            2006     868    14.83 to 12.61    12,654   1.85 to 1.15     0.00          1.15 to 0.20
                                            2005     223    14.74 to 13.37     3,233   1.85 to 1.40     0.00         12.12 to 6.15
                                            2004     214    13.14 to 11.95     2,778   1.75 to 1.40     0.00          7.70 to 7.33
                                            2003     172    12.20 to 11.12     2,075   1.75 to 1.40     0.00        27.56 to 27.11
CGTC Overseas Equity Series II              2007      36    19.79 to 19.55       715   1.85 to 1.40     1.88        10.64 to 10.14
                                            2006      46    17.89 to 17.75       820   1.85 to 1.40     0.40        17.98 to 17.45
                                            2005      11    15.16 to 15.11       170   1.85 to 1.40     0.00        21.28 to 15.28
Credit Suisse Emerging Markets              2007      --    40.35 to 39.53        --   1.85 to 1.40     0.00          5.67 to 5.51
                                            2006      53    38.19 to 37.47     2,017   1.85 to 1.40     0.52        30.68 to 30.09
                                            2005      74    29.22 to 28.80     2,138   1.85 to 1.40     0.79        26.16 to 16.23
                                            2004      58    23.16 to 22.98     1,344   1.75 to 1.40     0.34        23.19 to 22.76
                                            2003      27    18.80 to 18.72       514   1.75 to 1.40     0.00        40.89 to 40.40
Credit Suisse Global Post Venture Capital   2007      --    31.45 to 30.81        --   1.85 to 1.40     0.00          7.06 to 6.89
                                            2006      16    29.37 to 28.82       467   1.85 to 1.40     0.00        11.63 to 11.13
                                            2005      17    26.31 to 25.93       455   1.85 to 1.40     0.00         14.53 to 4.89
                                            2004      16    22.97 to 22.79       358   1.75 to 1.40     0.00        16.35 to 15.94
                                            2003       9    19.75 to 19.66       171   1.75 to 1.40     0.00        45.61 to 45.10
Dreyfus IP Midcap Stock                     2007      --    25.17 to 24.66        --   1.85 to 1.40     0.30          9.13 to 8.96
                                            2006     224    23.07 to 22.63     5,135   1.85 to 1.40     0.18          6.18 to 5.71
                                            2005     258    21.72 to 21.41     5,573   1.85 to 1.40     0.00          7.43 to 0.54
                                            2004     252    20.22 to 20.06     5,071   1.75 to 1.40     0.22        12.64 to 12.24
                                            2003     129    17.95 to 17.88     2,305   1.75 to 1.40     0.51        29.65 to 29.20
Dreyfus Socially Responsible Growth         2007      --    20.67 to 20.25        --   1.85 to 1.40     0.28          5.81 to 5.65
                                            2006      16    19.53 to 19.16       303   1.85 to 1.40     0.00          7.45 to 6.97
                                            2005      19    18.18 to 17.92       350   1.85 to 1.40     0.00         1.92 to (0.16)
                                            2004      27    17.84 to 17.70       484   1.75 to 1.40     0.21          4.46 to 4.10
                                            2003       9    17.07 to 17.00       159   1.75 to 1.40     0.00        24.01 to 23.57
Dynamic Growth Series I                     2007     668      6.43 to 5.94     4,169   1.75 to 1.40     0.00          7.74 to 7.37
                                            2006     717      5.99 to 5.42     4,168   1.75 to 1.40     0.00          9.49 to 9.11
                                            2005     934      5.49 to 4.96     4,960   1.75 to 1.40     0.00        10.84 to 10.45
                                            2004   1,090      4.97 to 4.49     5,243   1.75 to 1.40     0.00          8.47 to 8.09
                                            2003   1,344      4.60 to 4.15     5,946   1.75 to 1.40     0.00        27.24 to 26.80

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                DECEMBER 31, 2007

5. UNIT VALUES-- (CONTINUED)

                                                           UNIT FAIR VALUE            EXPENSE RATIO  INVESTMENT     TOTAL RETURN
                                                   UNITS       HIGHEST       ASSETS      HIGHEST       INCOME         HIGHEST
                SUB-ACCOUNT                 YEAR  (000S)      TO LOWEST      (000S)     TO LOWEST*    RATIO**       TO LOWEST***
                -----------                 ----  ------  ----------------  --------  -------------  ----------  -----------------
Dynamic Growth Series II                    2007     164    18.16 to 17.70     2,931   1.85 to 1.40     0.00          7.66 to 7.17
                                            2006     168    16.87 to 15.80     2,796   1.85 to 1.40     0.00          9.19 to 8.70
                                            2005     202    15.45 to 14.50     3,086   1.85 to 1.40     0.00         10.46 to 0.34
                                            2004     220    13.99 to 13.16     3,047   1.75 to 1.40     0.00          8.49 to 8.11
                                            2003     252    12.89 to 12.16     3,219   1.75 to 1.40     0.00        27.32 to 26.88
Emerging Growth Series II                   2007      44    20.25 to 19.83       884   1.85 to 1.40     0.00          2.29 to 1.82
                                            2006      73    19.80 to 19.47     1,426   1.85 to 1.40     0.00          9.84 to 9.35
                                            2005      50    18.02 to 17.81       900   1.85 to 1.40     0.00          5.89 to 1.00
                                            2004      40    17.02 to 16.92       670   1.75 to 1.40     0.00          5.16 to 4.79
                                            2003      22    16.19 to 16.15       362   1.75 to 1.40     0.00        29.48 to 29.19
Emerging Small Company Series I             2007     273     20.99 to 9.64     4,464   1.75 to 1.40     0.00          6.54 to 6.16
                                            2006     379     19.70 to 9.08     5,866   1.75 to 1.40     0.00          0.99 to 0.63
                                            2005     441     19.51 to 9.03     6,901   1.75 to 1.40     0.00          3.59 to 3.23
                                            2004     532     18.84 to 8.74     8,031   1.75 to 1.40     0.00          9.97 to 9.58
                                            2003     567     17.13 to 7.98     8,043   1.75 to 1.40     0.00        37.79 to 37.31
Emerging Small Company Series II            2007     285    15.99 to 15.59     4,486   1.85 to 1.40     0.00          6.33 to 5.85
                                            2006     335    15.04 to 14.11     4,967   1.85 to 1.40     0.00          0.76 to 0.31
                                            2005     362    14.92 to 14.04     5,343   1.85 to 1.40     0.00         3.40 to (0.21)
                                            2004     363    14.43 to 13.61     5,183   1.75 to 1.40     0.00          9.76 to 9.38
                                            2003     224    13.15 to 12.43     2,921   1.75 to 1.40     0.00        37.54 to 37.06
Equity-Income Series I                      2007   1,807    36.77 to 20.43    56,669   1.75 to 1.40     2.82          1.90 to 1.54
                                            2006   2,087    36.09 to 20.12    65,058   1.75 to 1.40     1.53        17.37 to 16.96
                                            2005   2,415    30.74 to 17.20    64,504   1.75 to 1.40     1.30          2.48 to 2.12
                                            2004   2,836    30.00 to 16.84    74,171   1.75 to 1.40     1.31        13.21 to 12.81
                                            2003   3,134    26.50 to 14.93    72,725   1.75 to 1.40     1.51        23.83 to 23.40
Equity-Income Series II                     2007   2,077    17.26 to 14.04    36,349   1.90 to 1.15     2.51          2.49 to 1.97
                                            2006   2,177    17.74 to 13.74    37,727   1.85 to 1.15     1.36         17.12 to 9.77
                                            2005   2,271    15.18 to 14.66    33,757   1.85 to 1.40     0.88          2.28 to 0.18
                                            2004   1,869    14.88 to 14.44    27,207   1.75 to 1.40     0.96        13.01 to 12.62
                                            2003   1,249    13.20 to 12.82    16,139   1.75 to 1.40     1.10        23.66 to 23.23
Financial Services Series I                 2007     117    16.16 to 15.78     1,856   1.75 to 1.40     1.14       (8.12) to (8.44)
                                            2006     199    17.58 to 17.24     3,472   1.75 to 1.40     0.34        21.41 to 20.99
                                            2005     163    14.48 to 14.25     2,332   1.75 to 1.40     0.41          8.25 to 7.88
                                            2004     196    13.38 to 13.21     2,605   1.75 to 1.40     0.40          8.84 to 8.46
                                            2003     237    12.29 to 12.18     2,901   1.75 to 1.40     0.16        31.72 to 31.26
Financial Services Series II                2007     295    17.09 to 13.27     5,040   1.90 to 1.15     0.90       (4.45) to (8.00)
                                            2006     309    19.16 to 14.39     5,828   1.85 to 1.15     0.20        21.07 to 14.95
                                            2005     273    15.85 to 15.57     4,303   1.85 to 1.40     0.21          8.11 to 7.17
                                            2004     287    14.70 to 14.50     4,189   1.75 to 1.40     0.25          8.55 to 8.17
                                            2003     201    13.58 to 13.41     2,705   1.75 to 1.40     0.12        31.55 to 31.09
Founding Allocation Series II               2007   5,985    12.01 to 11.95    71,857   1.90 to 1.15     1.09       (3.90) to (4.38)
Fundamental Value Series I                  2007     492    16.85 to 16.46     8,158   1.75 to 1.40     1.58          2.59 to 2.23
                                            2006     560    16.43 to 16.10     9,076   1.75 to 1.40     0.83        12.93 to 12.53
                                            2005     664    14.55 to 14.31     9,548   1.75 to 1.40     0.46          7.33 to 6.96
                                            2004     726    13.55 to 13.38     9,740   1.75 to 1.40     0.49         10.24 to 9.86
                                            2003     716    12.29 to 12.18     8,737   1.75 to 1.40     0.28        28.03 to 27.59
Fundamental Value Series II                 2007   2,595    17.85 to 14.00    45,930   1.90 to 1.15     1.18          4.11 to 2.68
                                            2006   2,101    17.92 to 13.60    36,932   1.85 to 1.15     0.59         12.66 to 8.68
                                            2005   1,514    15.91 to 15.65    23,935   1.85 to 1.40     0.21          7.19 to 4.28
                                            2004   1,169    14.86 to 14.71    17,273   1.75 to 1.40     0.35          9.89 to 9.51
                                            2003     684    13.55 to 13.43     9,220   1.75 to 1.40     0.25        27.77 to 27.33

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                DECEMBER 31, 2007

5. UNIT VALUES-- (CONTINUED)

                                                           UNIT FAIR VALUE            EXPENSE RATIO  INVESTMENT     TOTAL RETURN
                                                   UNITS       HIGHEST       ASSETS      HIGHEST       INCOME         HIGHEST
                SUB-ACCOUNT                 YEAR  (000S)      TO LOWEST      (000S)     TO LOWEST*    RATIO**       TO LOWEST***
                -----------                 ----  ------  ----------------  --------  -------------  ----------  -----------------
Global Allocation Series I                  2007     168    13.06 to 12.95     2,187   1.75 to 1.40     6.09          3.66 to 3.30
                                            2006     210    12.60 to 12.39     2,641   1.75 to 1.40     1.08        11.93 to 11.54
                                            2005     250    11.25 to 11.10     2,807   1.75 to 1.40     1.00          4.73 to 4.37
                                            2004     266    10.77 to 10.62     2,853   1.75 to 1.40     1.10        11.16 to 10.77
                                            2003     383      9.72 to 9.58     3,701   1.75 to 1.40     0.42        24.67 to 24.23
Global Allocation Series II                 2007   1,249    16.49 to 13.80    19,965   1.90 to 1.15     6.28          3.66 to 3.63
                                            2006   1,090    16.41 to 13.29    17,185   1.85 to 1.15     0.73         11.71 to 6.14
                                            2005     538    14.69 to 13.74     7,720   1.85 to 1.40     0.68          4.47 to 3.14
                                            2004     278    14.06 to 13.18     3,864   1.75 to 1.40     0.74        10.96 to 10.57
                                            2003     127    12.67 to 11.91     1,591   1.75 to 1.40     0.28        24.71 to 24.28
Global Bond Series I                        2007     217    29.57 to 18.87     5,364   1.75 to 1.40     7.20          8.10 to 7.72
                                            2006     252    27.35 to 17.51     5,851   1.75 to 1.40     0.00          3.81 to 3.45
                                            2005     280    26.35 to 16.93     6,328   1.75 to 1.40     4.76      (7.84) to (8.16)
                                            2004     290    28.59 to 18.43     7,259   1.75 to 1.40     3.76          8.71 to 8.33
                                            2003     333    26.30 to 17.02     7,790   1.75 to 1.40     3.99        13.79 to 13.39
Global Bond Series II                       2007   1,202    17.65 to 13.71    20,931   1.90 to 1.15     6.99          8.09 to 6.56
                                            2006   1,045    17.40 to 12.66    17,310   1.85 to 1.15     0.00          3.61 to 1.12
                                            2005     632    16.83 to 15.99    10,257   1.85 to 1.40     3.99        (3.01) to (8.27)
                                            2004     459    18.33 to 17.49     8,103   1.75 to 1.40     2.91          8.54 to 8.16
                                            2003     316    16.93 to 16.17     5,160   1.75 to 1.40     3.49        13.57 to 13.17
Global Trust Series I                       2007     585    33.11 to 16.07    17,812   1.75 to 1.40     2.27       (0.08) to (0.43)
                                            2006     722    33.14 to 16.14    22,073   1.75 to 1.40     1.34        18.65 to 18.24
                                            2005     835    27.93 to 13.65    21,550   1.75 to 1.40     1.33          9.19 to 8.81
                                            2004   1,093    25.58 to 12.54    26,117   1.75 to 1.40     1.77        13.16 to 12.76
                                            2003   1,222    22.60 to 11.13    25,984   1.75 to 1.40     0.91        25.69 to 25.25
Global Trust Series II                      2007     432    18.85 to 18.37     8,056   1.85 to 1.40     1.25       (0.77) to (4.80)
                                            2006     252    18.91 to 18.43     4,726   1.85 to 1.40     1.11        18.43 to 17.90
                                            2005     242    15.96 to 15.60     3,839   1.85 to 1.40     1.10          8.97 to 4.62
                                            2004     156    14.65 to 14.35     2,271   1.75 to 1.40     1.22        12.94 to 12.54
                                            2003      84    12.97 to 12.74     1,084   1.75 to 1.40     0.58        25.46 to 25.02
Health Sciences Series I                    2007     207    20.25 to 19.78     4,139   1.75 to 1.40     0.00        16.03 to 15.62
                                            2006     233    17.45 to 17.11     4,022   1.75 to 1.40     0.00          6.87 to 6.50
                                            2005     244    16.33 to 16.06     3,937   1.75 to 1.40     0.00        11.08 to 10.69
                                            2004     298    14.70 to 14.51     4,345   1.75 to 1.40     0.00        13.70 to 13.30
                                            2003     322    12.93 to 12.81     4,131   1.75 to 1.40     0.00        34.32 to 33.86
Health Sciences Series II                   2007     423    21.53 to 15.55     9,050   1.90 to 1.15     0.00        16.09 to 15.60
                                            2006     452    19.12 to 13.36     8,397   1.85 to 1.15     0.00          7.16 to 6.19
                                            2005     444    17.93 to 15.95     7,782   1.85 to 1.40     0.00         10.87 to 8.29
                                            2004     437    16.17 to 14.42     6,927   1.75 to 1.40     0.00        13.44 to 13.04
                                            2003     267    14.25 to 12.75     3,722   1.75 to 1.40     0.00        34.02 to 33.56
High Income Series II                       2007      18    11.56 to 11.50       212   1.90 to 1.15    10.05       (7.56) to (8.02)
High Yield Series I                         2007     405    17.27 to 14.42     6,307   1.75 to 1.40    12.10         0.22 to (0.14)
                                            2006     576    17.23 to 14.44     8,974   1.75 to 1.40     6.86          8.84 to 8.46
                                            2005     696    15.83 to 13.31    10,061   1.75 to 1.40     4.80          2.26 to 1.90
                                            2004     904    15.48 to 13.07    12,865   1.75 to 1.40     6.35          9.51 to 9.13
                                            2003   1,398    14.14 to 11.97    18,071   1.75 to 1.40     5.11        22.72 to 22.29
High Yield Series II                        2007     542    16.93 to 13.30     9,166   1.90 to 1.15    12.03         0.20 to (1.97)
                                            2006     694    17.42 to 13.24    11,893   1.85 to 1.15     6.91          8.71 to 5.80
                                            2005     759    16.03 to 15.43    11,992   1.85 to 1.40     3.56             2.12 to 0
                                            2004     974    15.70 to 15.15    15,077   1.75 to 1.40     4.72          9.30 to 8.92
                                            2003     947    14.36 to 13.89    13,430   1.75 to 1.40     3.73        22.47 to 22.05

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                DECEMBER 31, 2007

5. UNIT VALUES-- (CONTINUED)

                                                           UNIT FAIR VALUE            EXPENSE RATIO  INVESTMENT     TOTAL RETURN
                                                   UNITS       HIGHEST       ASSETS      HIGHEST       INCOME         HIGHEST
                SUB-ACCOUNT                 YEAR  (000S)      TO LOWEST      (000S)     TO LOWEST*     RATIO**      TO LOWEST***
                -----------                 ----  ------  ----------------  --------  -------------  ----------  -----------------
Income & Value Series I                     2007     691    27.87 to 15.02    16,026   1.75 to 1.40     3.93       (0.30) to (0.65)
                                            2006     832    27.95 to 15.12    19,390   1.75 to 1.40     2.08          7.16 to 6.78
                                            2005     977    26.08 to 14.16    21,592   1.75 to 1.40     1.71          3.76 to 3.40
                                            2004   1,195    25.14 to 13.70    25,291   1.75 to 1.40     1.25          6.14 to 5.77
                                            2003   1,090    23.68 to 12.95    22,537   1.75 to 1.40     1.97        24.73 to 24.29
Income & Value Series II                    2007     594    15.33 to 12.97     9,199   1.90 to 1.15     3.59         0.24 to (0.25)
                                            2006     695    15.85 to 12.97    10,855   1.85 to 1.15     1.81          6.92 to 3.62
                                            2005     739    14.82 to 14.18    10,815   1.85 to 1.40     1.48          3.53 to 1.56
                                            2004     705    14.32 to 13.73     9,986   1.75 to 1.40     0.91          5.92 to 5.55
                                            2003     418     13.52 to13.00     5,604   1.75 to 1.40     1.34        24.53 to 24.10
Independence Investment LLC Small Cap
   Series II                                2007       4    14.84 to 14.66        65   1.85 to 1.40     0.00       (1.11) to (1.56)
                                            2006       5    16.60 to 14.90        72   1.85 to 1.40     0.00          5.92 to 5.45
                                            2005       4    15.71 to 14.13        60   1.85 to 1.40     0.00        13.34 to (0.08)
Index Allocation Series II                  2007   2,939    14.07 to 13.94    41,358   1.90 to 1.15     4.15          5.33 to 5.12
                                            2006     967    13.52 to 13.21    13,001   1.85 to 1.15     2.84          8.17 to 5.51
International Core Series I                 2007     256    20.40 to 14.78     4,709   1.75 to 1.40     2.13          9.86 to 9.48
                                            2006     308    18.57 to 13.50     5,223   1.75 to 1.40     0.60        23.04 to 22.61
                                            2005     327    15.09 to 11.01     4,486   1.75 to 1.40     0.76        14.34 to 13.94
                                            2004     344     13.20 to 9.66     4,161   1.75 to 1.40     0.86        13.98 to 13.58
                                            2003     414     11.58 to 8.51     4,432   1.75 to 1.40     0.51        28.46 to 28.02
International Core Series II                2007     146    21.16 to 14.67     3,122   1.90 to 1.15     1.79          9.86 to 9.32
                                            2006     159    20.21 to 13.32     3,123   1.85 to 1.15     0.42         22.89 to 6.43
                                            2005      98    16.48 to 15.90     1,581   1.85 to 1.40     0.00        14.10 to 11.19
                                            2004      88    14.48 to 14.03     1,248   1.75 to 1.40     0.68        13.75 to 13.35
                                            2003      70    12.77 to 12.38       875   1.75 to 1.40     0.46        28.45 to 28.00
International Equity Index B Series NAV     2007     357    13.18 to 13.14     4,705   1.85 to 1.40     1.99          5.44 to 5.13
International Small Cap Series I            2007     302    28.48 to 14.79     7,175   1.75 to 1.40     2.69          8.59 to 8.21
                                            2006     360    26.22 to 13.67     8,037   1.75 to 1.40     1.17        25.96 to 25.52
                                            2005     357    20.82 to 10.89     6,725   1.75 to 1.40     0.88          8.58 to 8.20
                                            2004     449    19.17 to 10.06     7,886   1.75 to 1.40     0.13        19.38 to 18.96
                                            2003     477     16.06 to 8.46     7,213   1.75 to 1.40     0.00        52.79 to 52.26
International Small Cap Series II           2007     317    25.82 to 14.79     7,891   1.90 to 1.15     2.44          8.63 to 6.00
                                            2006     290    25.04 to 13.58     6,936   1.85 to 1.15     0.95         25.78 to 8.50
                                            2005     255    19.96 to 19.17     4,950   1.85 to 1.40     0.23          8.35 to 3.91
                                            2004     245    18.47 to 17.82     4,400   1.75 to 1.40     0.08        19.18 to 18.77
                                            2003     128    15.53 to 15.00     1,932   1.75 to 1.40     0.00        52.58 to 52.05
International Value Series I                2007     815    21.97 to 21.45    17,773   1.75 to 1.40     4.21          8.00 to 7.62
                                            2006     988    20.35 to 19.93    19,990   1.75 to 1.40     1.86        27.79 to 27.35
                                            2005   1,098    15.92 to 15.65    17,391   1.75 to 1.40     0.49          9.01 to 8.63
                                            2004     466    14.61 to 14.40     6,761   1.75 to 1.40     1.26        19.85 to 19.43
                                            2003     442    12.19 to 12.05     5,361   1.75 to 1.40     0.81        42.85 to 42.35
International Value Series II               2007   1,141    24.28 to 15.28    27,912   1.90 to 1.15     3.64         10.80 to 8.10
                                            2006   1,023    24.17 to 14.10    23,440   1.85 to 1.15     1.67        27.48 to 12.65
                                            2005   1,029    19.01 to 17.87    18,690   1.85 to 1.40     0.60          8.78 to 5.30
                                            2004     790    17.52 to 16.55    13,194   1.75 to 1.40     0.98        19.68 to 19.26
                                            2003     548    14.67 to 13.88     7,675   1.75 to 1.40     0.64        42.51 to 42.01
Invesco Utilities                           2007      --    31.72 to 31.08        --   1.85 to 1.40     0.00        14.62 to 14.44
                                            2006      58    27.68 to 27.16     1,592   1.85 to 1.40     3.36        23.72 to 23.17
                                            2005      64    22.37 to 22.05     1,422   1.85 to 1.40     2.49         15.22 to 1.21
                                            2004      53    19.42 to 19.27     1,023   1.75 to 1.40     1.93        21.84 to 21.41

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                DECEMBER 31, 2007

5. UNIT VALUES-- (CONTINUED)

                                                           UNIT FAIR VALUE            EXPENSE RATIO  INVESTMENT     TOTAL RETURN
                                                   UNITS       HIGHEST       ASSETS      HIGHEST       INCOME         HIGHEST
                SUB-ACCOUNT                 YEAR  (000S)      TO LOWEST      (000S)     TO LOWEST*     RATIO**      TO LOWEST***
                -----------                 ----  ------  ----------------  --------  -------------  ----------  -----------------
Investment Quality Bond Series I            2007     456    27.80 to 17.24     9,925   1.75 to 1.40     8.82          4.72 to 4.35
                                            2006     545    26.55 to 16.52    11,394   1.75 to 1.40     6.35          2.13 to 1.78
                                            2005     659    25.99 to 16.23    13,684   1.75 to 1.40     5.85          0.84 to 0.49
                                            2004     812    25.78 to 16.15    17,006   1.75 to 1.40     6.00          3.35 to 2.99
                                            2003     953    24.94 to 15.68    19,568   1.75 to 1.40     5.30          5.83 to 5.46
Investment Quality Bond Series II           2007   1,980    15.17 to 13.63    30,162   1.90 to 1.15     8.71          4.70 to 2.41
                                            2006   1,826    14.94 to 12.99    26,873   1.85 to 1.15     5.47          4.16 to 1.47
                                            2005   1,168    14.66 to 14.42    17,007   1.85 to 1.40     3.82         0.61 to (0.28)
                                            2004     499    14.57 to 14.44     7,232   1.75 to 1.40     5.22          3.19 to 2.83
                                            2003     466    14.15 to 14.04     6,562   1.75 to 1.40     4.25          5.75 to 5.38
John Hancock International Equity Index
   Series I                                 2007      82    23.76 to 23.45     1,939   1.75 to 1.40     3.68        13.81 to 13.41
                                            2006      82    20.87 to 20.68     1,708   1.75 to 1.40     0.81        23.75 to 23.31
                                            2005      65    16.87 to 16.77     1,087   1.75 to 1.40     0.94        15.00 to 14.60
                                            2004      69    14.67 to 14.64     1,006   1.75 to 1.40     0.48        17.35 to 17.08
John Hancock International Equity Index
   Series II                                2007     188    23.58 to 23.19     4,401   1.85 to 1.40     3.48        13.55 to 13.04
                                            2006     199    20.76 to 20.52     4,102   1.85 to 1.40     0.61        23.52 to 22.97
                                            2005     184    16.81 to 16.68     3,077   1.85 to 1.40     0.71        14.78 to 11.46
                                            2004     166    16.65 to 14.61     2,436   1.75 to 1.40     0.38        17.17 to 16.89
John Hancock Strategic Income Series II     2007     136    14.45 to 14.22     1,943   1.85 to 1.40     1.77          4.06 to 3.59
                                            2006     163    13.89 to 13.73     2,244   1.85 to 1.40     3.01          2.43 to 1.97
                                            2005     127    13.56 to 13.46     1,719   1.85 to 1.40     4.43          0.73 to 0.23
                                            2004      55    13.48 to 13.45       746   1.75 to 1.40     1.87          7.86 to 7.61
Large Cap Value Series I                    2007     101    25.27 to 24.86     2,535   1.75 to 1.40     0.94          2.92 to 2.56
                                            2006     123    24.56 to 24.24     2,993   1.75 to 1.40     0.00          1.48 to 1.45
Large Cap Value Series II                   2007     297    25.22 to 24.70     7,440   1.85 to 1.40     0.62          2.73 to 2.26
                                            2006     356    24.55 to 24.15     8,694   1.85 to 1.40     0.26        14.15 to 13.64
                                            2005     232    21.51 to 21.25     4,959   1.85 to 1.40     0.00         13.66 to 3.74
                                            2004     136    18.92 to 18.81     2,557   1.75 to 1.40     0.89        19.84 to 19.42
                                            2003      28    15.79 to 15.75       438   1.75 to 1.40     0.00        26.32 to 26.03
Lifestyle Aggressive Series I               2007     277    20.14 to 15.61     4,983   1.75 to 1.40     9.33          7.03 to 6.66
                                            2006     320    18.82 to 14.63     5,390   1.75 to 1.40     7.66        13.86 to 13.46
                                            2005     378    16.53 to 12.90     5,514   1.75 to 1.40     1.92          9.10 to 8.72
                                            2004     442    15.15 to 11.86     6,042   1.75 to 1.40     0.77        14.44 to 14.04
                                            2003     437    13.24 to 10.40     5,216   1.75 to 1.40     0.41        33.04 to 32.57
Lifestyle Aggressive Series II              2007   2,375    19.63 to 14.00    46,731   1.90 to 1.15     9.28          7.57 to 7.16
                                            2006   3,106    18.89 to 13.01    58,044   1.85 to 1.15     7.68         13.59 to 4.07
                                            2005   3,243    16.63 to 16.36    53,631   1.85 to 1.40     1.84          8.94 to 4.45
                                            2004   3,055    15.26 to 15.12    46,433   1.75 to 1.40     0.63        14.44 to 14.04
                                            2003   1,816    13.34 to 13.26    24,167   1.75 to 1.40     0.14        33.04 to 32.57
Lifestyle Balanced Series I                 2007   2,442    23.06 to 16.92    47,729   1.75 to 1.40     7.57          4.98 to 4.61
                                            2006   2,969    21.97 to 16.17    56,071   1.75 to 1.40     5.48        11.17 to 10.78
                                            2005   3,308    19.76 to 14.60    56,410   1.75 to 1.40     3.96          5.40 to 5.03
                                            2004   3,491    18.75 to 13.90    56,752   1.75 to 1.40     2.24        11.91 to 11.52
                                            2003   3,340    16.75 to 12.46    48,820   1.75 to 1.40     2.37        22.25 to 21.83
Lifestyle Balanced Series II                2007  47,212    18.48 to 13.95   828,590   1.90 to 1.15     7.40          5.04 to 4.60
                                            2006  36,439    18.14 to 13.22   636,831   1.85 to 1.15     4.89         10.95 to 5.74
                                            2005  24,002    16.35 to 15.98   388,167   1.85 to 1.40     3.17          5.32 to 2.07
                                            2004  11,111    15.52 to 15.21   171,110   1.75 to 1.40     1.43        11.83 to 11.44
                                            2003   4,784    13.88 to 13.64    66,050   1.75 to 1.40     1.47        22.25 to 21.83

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                DECEMBER 31, 2007

5. UNIT VALUES-- (CONTINUED)

                                                           UNIT FAIR VALUE            EXPENSE RATIO  INVESTMENT     TOTAL RETURN
                                                   UNITS       HIGHEST       ASSETS      HIGHEST       INCOME         HIGHEST
                SUB-ACCOUNT                 YEAR  (000S)      TO LOWEST      (000S)     TO LOWEST*    RATIO**       TO LOWEST***
                -----------                 ----  ------  ----------------  --------  -------------  ----------  -----------------
Lifestyle Conservative Series I             2007     810    22.23 to 17.08    15,463   1.75 to 1.40     8.00          3.91 to 3.54
                                            2006     856    21.39 to 16.50    15,451   1.75 to 1.40     4.62          6.93 to 6.56
                                            2005     906    20.01 to 15.48    15,367   1.75 to 1.40     4.82          1.46 to 1.10
                                            2004     951    19.72 to 15.31    16,109   1.75 to 1.40     3.70          7.07 to 6.70
                                            2003   1,202    18.42 to 14.35    19,071   1.75 to 1.40     3.68         10.00 to 9.62
Lifestyle Conservative Series II            2007   5,317    16.03 to 13.71    84,601   1.90 to 1.15     8.10          3.96 to 2.30
                                            2006   4,437    15.90 to 13.12    69,236   1.85 to 1.15     4.41          6.63 to 4.99
                                            2005   3,608    14.91 to 14.67    53,306   1.85 to 1.40     4.29          1.38 to 0.19
                                            2004   2,223    14.71 to 14.57    32,473   1.75 to 1.40     3.04          7.00 to 6.62
                                            2003   1,460    13.74 to 13.67    19,983   1.75 to 1.40     2.53         10.00 to 9.62
Lifestyle Growth Series I                   2007   1,701    22.08 to 16.12    32,488   1.75 to 1.40     7.74          6.02 to 5.65
                                            2006   1,922    20.82 to 15.25    34,748   1.75 to 1.40     6.04        11.93 to 11.54
                                            2005   1,986    18.61 to 13.68    32,112   1.75 to 1.40     2.86          7.16 to 6.78
                                            2004   2,178    17.36 to 12.81    33,490   1.75 to 1.40     1.45        12.99 to 12.60
                                            2003   2,185    15.37 to 11.37    29,888   1.75 to 1.40     1.20        27.75 to 27.30
Lifestyle Growth Series II                  2007  55,721    18.95 to 13.94   992,822   1.90 to 1.15     7.32          6.03 to 5.96
                                            2006  39,974    18.43 to 13.09   706,919   1.85 to 1.15     5.22         11.71 to 4.69
                                            2005  22,032    16.49 to 16.14   359,838   1.85 to 1.40     2.29          7.01 to 3.18
                                            2004  10,656    15.41 to 15.12   163,056   1.75 to 1.40     0.83        13.00 to 12.61
                                            2003   3,499    13.64 to 13.42    47,509   1.75 to 1.40     0.52        27.64 to 27.20
Lifestyle Moderate Series I                 2007   1,329    22.62 to 16.73    24,871   1.75 to 1.40     7.57          3.82 to 3.46
                                            2006   1,517    21.79 to 16.17    27,295   1.75 to 1.40     4.68          8.88 to 8.51
                                            2005   1,618    20.01 to 14.90    26,757   1.75 to 1.40     4.20          2.71 to 2.35
                                            2004   1,721    19.48 to 14.56    28,156   1.75 to 1.40     2.90          9.49 to 9.11
                                            2003   1,737    17.79 to 13.35    26,228   1.75 to 1.40     3.07        16.19 to 15.78
Lifestyle Moderate Series II                2007  13,562    17.01 to 13.73   224,500   1.90 to 1.15     7.54          3.88 to 2.82
                                            2006  10,417    16.89 to 13.15   171,943   1.85 to 1.15     4.21          8.65 to 5.24
                                            2005   7,557    15.54 to 15.29   116,397   1.85 to 1.40     3.53          2.56 to 1.04
                                            2004   4,269    15.15 to 15.00    64,245   1.75 to 1.40     1.99          9.49 to 9.11
                                            2003   1,961    13.83 to 13.73    27,023   1.75 to 1.40     1.79        16.19 to 15.78
LMFC Core Equity Series II                  2007     400    14.02 to 12.46     5,664   1.90 to 1.15     0.00       (5.72) to (7.14)
                                            2006     425    15.42 to 13.39     6,530   1.85 to 1.15     0.00          7.37 to 4.53
                                            2005     360    14.68 to 14.58     5,273   1.85 to 1.40     0.00          4.30 to 2.92
                                            2004     128    14.08 to 14.05     1,795   1.75 to 1.40     0.00        12.63 to 12.37
Marisco International Opportunities
   Series II                                2007     256    21.88 to 15.80     5,511   1.90 to 1.15     1.39        21.50 to 18.39
                                            2006     166    18.78 to 13.31     3,092   1.85 to 1.15     0.27         22.18 to 6.37
                                            2005      39    15.37 to 15.32       601   1.85 to 1.40     0.00        22.94 to 17.57
Mid Cap Index Series I                      2007     128    20.66 to 20.08     2,618   1.75 to 1.40     1.30          6.01 to 5.64
                                            2006     134    19.49 to 19.01     2,584   1.75 to 1.40     0.62          8.19 to 7.82
                                            2005     126    18.01 to 17.63     2,256   1.75 to 1.40     0.50        10.47 to 10.08
                                            2004     136    16.30 to 16.02     2,201   1.75 to 1.40     0.39        14.21 to 13.81
                                            2003     146    14.27 to 14.07     2,073   1.75 to 1.40     0.00        32.70 to 32.23
Mid Cap Index Series II                     2007     678    18.51 to 13.48    12,705   1.90 to 1.15     0.85          6.10 to 3.01
                                            2006     574    18.59 to 12.70    10,240   1.85 to 1.15     0.44         7.93 to (0.70)
                                            2005     431    17.27 to 16.40     7,185   1.85 to 1.40     0.33         10.24 to 1.77
                                            2004     416    15.70 to 14.98     6,308   1.75 to 1.40     0.25        14.04 to 13.64
                                            2003     280    13.80 to 13.19     3,735   1.75 to 1.40     0.00        32.46 to 31.99
Mid Cap Intersection Series II              2007       5    11.53 to 11.47        58   1.90 to 1.15     0.00       (7.75) to (8.21)

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                DECEMBER 31, 2007

5. UNIT VALUES-- (CONTINUED)

                                                           UNIT FAIR VALUE            EXPENSE RATIO  INVESTMENT     TOTAL RETURN
                                                   UNITS       HIGHEST       ASSETS      HIGHEST       INCOME         HIGHEST
                SUB-ACCOUNT                 YEAR  (000S)      TO LOWEST      (000S)     TO LOWEST*    RATIO**       TO LOWEST***
                -----------                 ----  ------  ----------------  --------  -------------  ----------  -----------------
Mid Cap Stock Series I                      2007     933    20.27 to 20.12    18,819   1.75 to 1.40     0.00        21.85 to 21.42
                                            2006   1,178    16.70 to 16.20    19,508   1.75 to 1.40     0.00        11.97 to 11.58
                                            2005   1,312    14.96 to 14.50    19,434   1.75 to 1.40     0.00        12.98 to 12.59
                                            2004     659    13.29 to 12.87     8,666   1.75 to 1.40     0.00        17.38 to 16.97
                                            2003     704    11.36 to 10.99     7,898   1.75 to 1.40     0.00        40.35 to 39.86
Mid Cap Stock Series II                     2007     978    24.73 to 15.63    24,028   1.90 to 1.15     0.00        22.51 to 21.93
                                            2006   1,016    20.92 to 12.79    20,875   1.85 to 1.15     0.00         11.73 to 2.16
                                            2005   1,037    18.72 to 17.62    19,220   1.85 to 1.40     0.00         12.84 to 8.02
                                            2004     769    16.59 to 15.65    12,646   1.75 to 1.40     0.00        17.10 to 16.69
                                            2003     495    14.17 to 13.40     6,967   1.75 to 1.40     0.00        40.00 to 39.51
Mid Cap Value Series I                      2007     397    20.42 to 19.94     8,001   1.75 to 1.40     1.09       (0.71) to (1.06)
                                            2006     513    20.56 to 20.16    10,450   1.75 to 1.40     0.72        10.71 to 10.33
                                            2005     664    18.57 to 18.27    12,224   1.75 to 1.40     0.45          6.51 to 6.13
                                            2004     676    17.44 to 17.21    11,703   1.75 to 1.40     0.49        22.73 to 22.30
                                            2003     594    14.21 to 14.08     8,390   1.75 to 1.40     0.41        23.62 to 23.18
Mid Cap Value Series II                     2007   1,036    19.09 to 18.61    19,694   1.85 to 1.40     0.73       (0.90) to (1.35)
                                            2006   1,255    20.07 to 18.86    24,092   1.85 to 1.40     0.52         10.48 to 9.98
                                            2005   1,404    18.21 to 17.15    24,444   1.85 to 1.40     0.25         6.27 to (0.03)
                                            2004   1,329    17.18 to 16.25    21,808   1.75 to 1.40     0.36        22.48 to 22.06
                                            2003     916    14.06 to 13.32    12,294   1.75 to 1.40     0.29        23.40 to 22.97
Money Market B Series NAV                   2007     422    12.77 to 12.73     5,378   1.85 to 1.40     3.05          2.14 to 1.84
Money Market Series I                       2007   1,469    18.37 to 13.41    23,080   1.75 to 1.40     4.47          3.10 to 2.74
                                            2006   1,593    17.82 to 13.05    24,875   1.75 to 1.40     4.35          2.99 to 2.63
                                            2005   1,956    17.30 to 12.71    29,884   1.75 to 1.40     2.61          1.24 to 0.89
                                            2004   1,963    17.09 to 12.59    29,824   1.75 to 1.40     0.80       (0.60) to (0.95)
                                            2003   2,678    17.19 to 12.70    40,217   1.75 to 1.40     0.60       (0.82) to (1.16)
Money Market Series II                      2007   4,050    13.17 to 12.71    52,315   1.90 to 1.15     4.17          3.15 to 1.95
                                            2006   2,653    12.77 to 12.45    33,361   1.85 to 1.15     4.20          2.79 to 1.81
                                            2005   1,716    12.37 to 12.16    21,020   1.85 to 1.40     2.42          1.04 to 0.47
                                            2004   1,606    12.24 to 12.13    19,536   1.75 to 1.40     0.53       (0.80) to (1.14)
                                            2003   1,567    12.34 to 12.26    19,245   1.75 to 1.40     0.37       (1.01) to (1.36)
Natural Resources Series II                 2007     464    51.23 to 17.13    21,904   1.90 to 1.15     0.81        41.55 to 38.82
                                            2006     389    37.87 to 12.31    14,264   1.85 to 1.15     0.40        20.34 to (1.62)
                                            2005     387    31.46 to 31.09    12,127   1.85 to 1.40     0.00        44.39 to 14.68
                                            2004     239    21.79 to 21.67     5,201   1.75 to 1.40     0.05        22.32 to 21.89
                                            2003      82    17.82 to 17.77     1,464   1.75 to 1.40     0.00        42.52 to 42.20
Pacific Rim Series I                        2007     145    17.28 to 14.92     2,217   1.75 to 1.40     1.73          7.62 to 7.24
                                            2006     221    16.12 to 13.52     3,135   1.75 to 1.40     0.97          9.51 to 9.12
                                            2005     277    14.77 to 12.38     3,580   1.75 to 1.40     0.92        24.01 to 23.58
                                            2004     269    11.95 to 10.01     2,804   1.75 to 1.40     0.47        15.27 to 14.87
                                            2003     271     10.40 to 8.70     2,433   1.75 to 1.40     0.14        38.77 to 38.28
Pacific Rim Series II                       2007     196    22.37 to 13.20     4,315   1.90 to 1.15     1.48          7.59 to 5.03
                                            2006     187    22.84 to 12.24     3,969   1.85 to 1.15     0.76         9.38 to (2.18)
                                            2005     208    20.94 to 19.28     4,083   1.85 to 1.40     0.65        23.68 to 20.11
                                            2004     130    16.97 to 15.70     2,069   1.75 to 1.40     0.37        15.17 to 14.77
                                            2003      90    14.77 to 13.68     1,236   1.75 to 1.40     0.09        38.57 to 38.09
PIM Classic Value Series II                 2007     129    14.30 to 11.84     1,831   1.90 to 1.15     1.35     (12.77) to (13.81)
                                            2006     143    16.94 to 13.70     2,389   1.85 to 1.15     0.98         14.23 to 9.49
                                            2005      86    14.83 to 14.72     1,274   1.85 to 1.40     0.42          7.71 to 3.37
                                            2004      55    13.77 to 13.74       758   1.75 to 1.40     0.27         10.15 to 9.89

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                DECEMBER 31, 2007

5. UNIT VALUES-- (CONTINUED)

                                                           UNIT FAIR VALUE            EXPENSE RATIO  INVESTMENT     TOTAL RETURN
                                                   UNITS       HIGHEST       ASSETS      HIGHEST       INCOME         HIGHEST
                SUB-ACCOUNT                 YEAR  (000S)      TO LOWEST      (000S)     TO LOWEST*    RATIO**       TO LOWEST***
                -----------                 ----  ------  ----------------  --------  -------------  ----------  -----------------
PIMCO VIT All Asset Series II               2007     225    15.88 to 15.62     3,545   1.85 to 1.40     6.40          6.49 to 6.01
                                            2006     323    14.91 to 14.74     4,792   1.85 to 1.40     4.76          2.91 to 2.45
                                            2005     376    14.49 to 14.38     5,435   1.85 to 1.40     4.34          4.47 to 1.39
                                            2004     160    13.87 to 13.84     2,215   1.75 to 1.40     5.87        10.97 to 10.72
Quantitative All Cap Series II              2007     578    21.54 to 21.09    12,353   1.85 to 1.40     0.83         1.66 to (3.88)
                                            2006      25    21.09 to 20.75       524   1.85 to 1.40     0.74        13.32 to 12.81
                                            2005      34    18.61 to 18.39       631   1.85 to 1.40     0.89          6.86 to 2.59
                                            2004      20    17.42 to 17.32       352   1.75 to 1.40     0.79        13.08 to 12.68
Quantitative Mid Cap Series I               2007      24    13.63 to 13.31       319   1.75 to 1.40     0.39       (3.44) to (3.78)
                                            2006      34    14.11 to 13.84       473   1.75 to 1.40     0.00          2.65 to 2.29
                                            2005      47    13.75 to 13.53       647   1.75 to 1.40     0.00        12.05 to 11.66
                                            2004     138    12.27 to 12.11     1,686   1.75 to 1.40     0.00        16.56 to 16.15
                                            2003      44    10.53 to 10.43       466   1.75 to 1.40     0.00        36.61 to 36.13
Quantitative Mid Cap Series II              2007     188    17.29 to 16.86     3,198   1.85 to 1.40     0.24       (3.99) to (9.29)
                                            2006      63    17.93 to 17.43     1,111   1.85 to 1.40     0.00          2.35 to 1.89
                                            2005      78    17.52 to 17.07     1,351   1.85 to 1.40     0.00         11.81 to 2.60
                                            2004      83    15.67 to 15.31     1,286   1.75 to 1.40     0.00        16.25 to 15.84
                                            2003      39    13.48 to 13.20       519   1.75 to 1.40     0.00        36.40 to 35.93
Quantitative Value Series II                2007     234    17.36 to 17.07     4,042   1.85 to 1.40     0.97      (7.14) to (10.66)
                                            2006      10    18.61 to 18.38       191   1.85 to 1.40     1.02        19.37 to 18.84
                                            2005       8    15.59 to 15.47       124   1.85 to 1.40     0.00          7.31 to 2.05
                                            2004       7    15.52 to 14.49       108   1.75 to 1.40     0.00        16.20 to 15.93
Real Estate Securities Series I             2007     202    31.82 to 30.46     6,284   1.75 to 1.40     2.57     (16.79) to (17.08)
                                            2006     296    38.25 to 36.74    11,138   1.75 to 1.40     1.81        36.19 to 35.72
                                            2005     322    28.03 to 27.07     8,898   1.75 to 1.40     2.02         10.30 to 9.92
                                            2004     379    25.46 to 24.63     9,520   1.75 to 1.40     2.48        30.20 to 29.74
                                            2003     422    19.56 to 18.98     8,165   1.75 to 1.40     2.54        37.21 to 36.74
Real Estate Securities Series II            2007     620    25.48 to 13.06    15,632   1.90 to 1.15     1.92     (16.74) to (19.48)
                                            2006     503    33.50 to 15.65    15,580   1.85 to 1.15     1.58        35.91 to 25.03
                                            2005     509    24.71 to 22.84    11,818   1.85 to 1.40     1.51        10.11 to (2.97)
                                            2004     473    22.50 to 20.89     9,995   1.75 to 1.40     1.92        29.93 to 29.48
                                            2003     316    17.36 to 16.13     5,149   1.75 to 1.40     2.07        37.00 to 36.53
Real Return Bond Series II                  2007     707    15.03 to 14.72    10,531   1.85 to 1.40     6.47          9.54 to 9.05
                                            2006     797    13.72 to 13.50    10,855   1.85 to 1.40     2.49       (1.20) to (1.64)
                                            2005   1,190    13.89 to 13.72    16,445   1.85 to 1.40     0.12         0.12 to (0.54)
                                            2004     895    13.92 to 13.84    12,407   1.75 to 1.40     0.25          7.21 to 6.84
                                            2003     327    12.98 to 12.95     4,232   1.75 to 1.40     0.00          3.84 to 3.60
Science & Technology Series I               2007   1,171     15.21 to 5.33    12,658   1.75 to 1.40     0.00        17.89 to 17.48
                                            2006   1,477     12.90 to 4.53    13,945   1.75 to 1.40     0.00          4.06 to 3.70
                                            2005   1,845     12.40 to 4.37    16,503   1.75 to 1.40     0.00          0.67 to 0.32
                                            2004   2,215     12.31 to 4.36    19,863   1.75 to 1.40     0.00       (0.53) to (0.88)
                                            2003   2,590     12.38 to 4.40    23,957   1.75 to 1.40     0.00        48.31 to 47.79
Science & Technology Series II              2007     408    16.38 to 14.93     6,675   1.90 to 1.15     0.00        18.84 to 17.90
                                            2006     413    14.32 to 11.23     5,689   1.85 to 1.15     0.00          3.91 to 0.92
                                            2005     483    13.79 to 10.83     6,362   1.85 to 1.40     0.00         0.41 to (1.28)
                                            2004     577    13.73 to 10.81     7,605   1.75 to 1.40     0.00       (0.62) to (0.97)
                                            2003     400    13.81 to 10.91     5,261   1.75 to 1.40     0.00        48.37 to 47.86
Scudder Blue Chip -- B                      2007      --    25.00 to 24.49        --   1.85 to 1.40     0.69          5.96 to 5.80
                                            2006     194    23.59 to 23.15     4,533   1.85 to 1.40     0.47        13.59 to 13.08
                                            2005     215    20.77 to 20.47     4,445   1.85 to 1.40     0.57          8.16 to 3.55
                                            2004     216    19.20 to 19.05     4,122   1.75 to 1.40     0.21        13.94 to 13.55
                                            2003     104    16.85 to 16.78     1,743   1.75 to 1.40     0.00        25.00 to 24.57

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                DECEMBER 31, 2007

5. UNIT VALUES-- (CONTINUED)

                                                           UNIT FAIR VALUE            EXPENSE RATIO  INVESTMENT     TOTAL RETURN
                                                   UNITS       HIGHEST       ASSETS      HIGHEST       INCOME         HIGHEST
                SUB-ACCOUNT                 YEAR  (000S)      TO LOWEST      (000S)     TO LOWEST*    RATIO**       TO LOWEST***
                -----------                 ----  ------  ----------------  --------  -------------  ----------  -----------------
Scudder Bond -- B                           2007      --  $13.08 to $12.96  $     --  1.85% to 1.40%    4.01%        1.34% to 1.19%
                                            2006      39    12.91 to 12.81       507   1.85 to 1.40     1.51          2.88 to 2.42
                                            2005      12    12.55 to 12.51       154   1.85 to 1.40     0.00         0.37 to (0.35)
Scudder Capital Growth -- B                 2007      --    21.82 to 21.37        --   1.85 to 1.40     0.25          5.65 to 5.49
                                            2006     386    20.65 to 20.26     7,913   1.85 to 1.40     0.18          6.67 to 6.19
                                            2005     289    19.36 to 19.08     5,560   1.85 to 1.40     0.22          7.01 to 1.77
                                            2004      83    18.09 to 17.95     1,491   1.75 to 1.40     0.15          6.06 to 5.69
                                            2003      45    17.06 to 16.98       758   1.75 to 1.40     0.00        24.76 to 24.32
Scudder Conservative Allocation -- B        2007      --    15.17 to 14.94        --   1.85 to 1.40     2.08          3.62 to 3.17
                                            2006     621    14.64 to 14.48     9,027   1.85 to 1.40     1.18          7.30 to 6.82
                                            2005     475    13.64 to 13.56     6,458   1.85 to 1.40     0.00          2.93 to 0.77
                                            2004     148    13.26 to 13.24     1,965   1.75 to 1.40     0.00          6.04 to 5.90
Scudder Contrarian Value -- B               2007      --    23.65 to 22.31        --   1.85 to 1.40     1.39          5.51 to 5.34
                                            2006     213    22.42 to 21.18     4,743   1.85 to 1.40     1.19        13.37 to 12.86
                                            2005     236    19.77 to 18.76     4,640   1.85 to 1.40     1.49         0.43 to (0.18)
                                            2004     256    19.74 to 19.59     5,038   1.75 to 1.40     1.10          8.12 to 7.74
                                            2003      86    18.26 to 18.18     1,570   1.75 to 1.40     0.00        30.35 to 29.90
Scudder Davis Venture Value -- B            2007      --    25.20 to 24.69        --   1.85 to 1.40     0.32          4.92 to 4.76
                                            2006     314    24.02 to 23.56     7,463   1.85 to 1.40     0.29        12.76 to 12.25
                                            2005     367    21.30 to 20.99     7,754   1.85 to 1.40     0.37          7.71 to 4.59
                                            2004     333    19.77 to 19.62     6,549   1.75 to 1.40     0.03          9.86 to 9.48
                                            2003     137    18.00 to 17.92     2,465   1.75 to 1.40     0.00        27.62 to 27.18
Scudder Dreman High Return Equity -- B      2007      --    27.03 to 26.48        --   1.85 to 1.40     1.06          3.29 to 3.13
                                            2006     524    26.17 to 25.68    13,599   1.85 to 1.40     1.19        16.57 to 16.05
                                            2005     369    22.45 to 22.12     8,238   1.85 to 1.40     1.34          6.02 to 1.89
                                            2004     324    21.17 to 21.01     6,821   1.75 to 1.40     1.06        12.04 to 11.65
                                            2003     162    18.90 to 18.82     3,047   1.75 to 1.40     0.00        29.66 to 29.21
Scudder Dreman Small Cap Value -- B         2007      --    33.62 to 32.93        --   1.85 to 1.40     0.58          7.06 to 6.90
                                            2006     199    31.40 to 30.81     6,209   1.85 to 1.40     0.40        22.86 to 22.31
                                            2005     233    25.56 to 25.19     5,912   1.85 to 1.40     0.36         8.26 to (0.23)
                                            2004     216    23.61 to 23.42     5,071   1.75 to 1.40     0.36        23.77 to 23.34
                                            2003      90    19.07 to 18.99     1,720   1.75 to 1.40     0.00        39.68 to 39.19
Scudder Equity Index 500 -- B               2007     308    23.08 to 22.54     7,045   1.85 to 1.40     1.19          3.38 to 2.92
                                            2006     372    22.32 to 21.90     8,245   1.85 to 1.40     0.89        13.61 to 13.10
                                            2005     476    19.65 to 19.36     9,288   1.85 to 1.40     0.00                0 to 0
Scudder Fixed Income -- B                   2007     406    14.13 to 13.80     5,693   1.85 to 1.40     4.18          2.30 to 1.83
                                            2006     550    13.82 to 13.55     7,540   1.85 to 1.40     3.10          2.45 to 1.99
                                            2005     567    13.48 to 13.30     7,593   1.85 to 1.40     2.96         0.44 to (0.52)
                                            2004     573    13.43 to 13.32     7,664   1.75 to 1.40     2.24          2.65 to 2.29
                                            2003     228    13.08 to 13.02     2,967   1.75 to 1.40     0.00          3.30 to 2.94
Scudder Global Blue Chip -- B               2007      --    32.98 to 32.31        --   1.85 to 1.40     0.25          9.31 to 9.14
                                            2006      64    30.17 to 29.60     1,908   1.85 to 1.40     0.22        27.85 to 27.28
                                            2005      97    23.60 to 23.26     2,276   1.85 to 1.40     0.00        20.80 to 13.19
                                            2004      73    19.54 to 19.38     1,413   1.75 to 1.40     0.56        12.74 to 12.34
                                            2003      35    17.33 to 17.25       599   1.75 to 1.40     0.00        27.17 to 26.73
Scudder Global Discovery -- B               2007      --    39.43 to 38.62        --   1.85 to 1.40     0.99        10.38 to 10.21
                                            2006      86    35.72 to 35.04     3,039   1.85 to 1.40     0.88        20.19 to 19.65
                                            2005      84    29.72 to 29.29     2,477   1.85 to 1.40     0.30         16.43 to 7.64
                                            2004      51    25.52 to 25.33     1,294   1.75 to 1.40     0.00        21.41 to 20.98
                                            2003      20    21.02 to 20.93       410   1.75 to 1.40     0.00        46.70 to 46.19

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                DECEMBER 31, 2007

5. UNIT VALUES-- (CONTINUED)

                                                           UNIT FAIR VALUE            EXPENSE RATIO  INVESTMENT     TOTAL RETURN
                                                   UNITS       HIGHEST       ASSETS      HIGHEST       INCOME         HIGHEST
                SUB-ACCOUNT                 YEAR  (000S)      TO LOWEST      (000S)     TO LOWEST*    RATIO**       TO LOWEST***
                -----------                 ----  ------  ----------------  --------  -------------  ----------  -----------------
Scudder Government Securities -- B          2007      --  $13.47 to $13.19  $     --  1.85% to 1.40%    4.52%        1.10% to 0.95%
                                            2006     236    13.32 to 13.07     3,119   1.85 to 1.40     3.57          2.30 to 1.85
                                            2005     279    13.02 to 12.83     3,610   1.85 to 1.40     3.64          0.82 to 0.29
                                            2004     282    12.91 to 12.81     3,620   1.75 to 1.40     2.43          1.92 to 1.56
                                            2003     199    12.67 to 12.61     2,510   1.75 to 1.40     0.00          0.41 to 0.06
Scudder Growth & Income -- B                2007      --    22.29 to 21.84        --   1.85 to 1.40     0.83          3.60 to 3.44
                                            2006     201    21.52 to 21.11     4,287   1.85 to 1.40     0.61        11.71 to 11.21
                                            2005     208    19.26 to 18.98     3,983   1.85 to 1.40     0.78          4.27 to 1.64
                                            2004     166    18.47 to 18.33     3,061   1.75 to 1.40     0.41          8.25 to 7.87
                                            2003      57    17.06 to 16.99       967   1.75 to 1.40     0.00        24.79 to 24.35
Scudder Growth Allocation -- B              2007      --    16.73 to 16.48        --   1.85 to 1.40     2.05          5.00 to 4.55
                                            2006   2,231    15.93 to 15.76    35,350   1.85 to 1.40     0.78        11.10 to 10.60
                                            2005   2,170    14.34 to 14.25    31,025   1.85 to 1.40     0.00          4.55 to 1.75
                                            2004     502    13.72 to 13.70     6,878   1.75 to 1.40     0.00          9.72 to 9.58
Scudder Health Sciences -- B                2007      --    22.28 to 21.82        --   1.85 to 1.40     0.00          8.75 to 8.59
                                            2006     129    20.48 to 20.10     2,626   1.85 to 1.40     0.00          4.31 to 3.84
                                            2005     144    19.64 to 19.35     2,813   1.85 to 1.40     0.00          6.56 to 0.31
                                            2004     134    18.43 to 18.28     2,452   1.75 to 1.40     0.00          7.64 to 7.27
                                            2003      69    17.12 to 17.05     1,186   1.75 to 1.40     0.00        31.36 to 30.90
Scudder High Income -- B                    2007      --    20.58 to 20.16        --   1.85 to 1.40     7.38          3.39 to 3.23
                                            2006     180    19.91 to 19.53     3,555   1.85 to 1.40     7.78          8.59 to 8.10
                                            2005     205    18.33 to 18.07     3,726   1.85 to 1.40     9.85          1.98 to 0.07
                                            2004     237    17.98 to 17.84     4,240   1.75 to 1.40     5.48        10.52 to 10.13
                                            2003     119    16.26 to 16.19     1,924   1.75 to 1.40     0.00        22.42 to 21.99
Scudder International -- B                  2007      --    29.51 to 28.90        --   1.85 to 1.40     1.97          8.70 to 8.53
                                            2006     181    27.14 to 26.63     4,878   1.85 to 1.40     1.52        23.70 to 23.15
                                            2005     172    21.94 to 21.63     3,746   1.85 to 1.40     1.38        14.11 to 10.68
                                            2004     190    19.23 to 19.08     3,634   1.75 to 1.40     0.83        14.62 to 14.22
                                            2003      73    16.78 to 16.70     1,229   1.75 to 1.40     0.00        25.75 to 25.31
Scudder International Select Equity -- B    2007      --    30.46 to 29.84        --   1.85 to 1.40     2.25          9.34 to 9.18
                                            2006     135    27.86 to 27.34     3,734   1.85 to 1.40     1.59        23.32 to 22.77
                                            2005     152    22.59 to 22.27     3,400   1.85 to 1.40     2.22         12.42 to 9.59
                                            2004     123    20.10 to 19.94     2,464   1.75 to 1.40     0.53        16.20 to 15.79
                                            2003      43    17.30 to 17.22       734   1.75 to 1.40     0.00        27.63 to 27.18
Scudder Janus Growth & Income -- B          2007      --    22.21 to 21.76        --   1.85 to 1.40     0.20          4.02 to 3.86
                                            2006     103    21.35 to 20.95     2,177   1.85 to 1.40     0.24          6.49 to 6.01
                                            2005     126    20.05 to 19.76     2,503   1.85 to 1.40     0.00         10.16 to 5.78
                                            2004     114    18.20 to 18.06     2,060   1.75 to 1.40     0.00          9.54 to 9.15
                                            2003      57    16.62 to 16.55       946   1.75 to 1.40     0.00        22.22 to 21.79
Scudder Mid Cap Growth -- B                 2007      --    26.77 to 26.22        --   1.85 to 1.40     0.00          9.66 to 9.49
                                            2006      69    24.41 to 23.95     1,660   1.85 to 1.40     0.00          9.01 to 8.52
                                            2005      61    22.39 to 22.07     1,363   1.85 to 1.40     0.00         13.06 to 2.24
                                            2004      67    19.81 to 19.65     1,311   1.75 to 1.40     0.00          2.16 to 1.81
                                            2003      37    19.39 to 19.30       718   1.75 to 1.40     0.00        31.58 to 31.12
Scudder Moderate Allocation -- B            2007      --    15.93 to 15.69        --   1.85 to 1.40     2.23          4.26 to 3.82
                                            2006   1,729    15.28 to 15.11    26,279   1.85 to 1.40     0.85          9.40 to 8.91
                                            2005   1,630    13.96 to 13.88    22,690   1.85 to 1.40     0.00          3.60 to 1.18
                                            2004     652    13.48 to 13.46     8,788   1.75 to 1.40     0.00          7.83 to 7.69

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                DECEMBER 31, 2007

5. UNIT VALUES-- (CONTINUED)

                                                           UNIT FAIR VALUE            EXPENSE RATIO  INVESTMENT     TOTAL RETURN
                                                   UNITS       HIGHEST       ASSETS      HIGHEST       INCOME         HIGHEST
                SUB-ACCOUNT                 YEAR  (000S)      TO LOWEST      (000S)     TO LOWEST*    RATIO**       TO LOWEST***
                -----------                 ----  ------  ----------------  --------  -------------  ----------  -----------------
Scudder Money Market -- B                   2007      --  $12.87 to $12.61  $     --  1.85% to 1.40%    1.74%        1.05% to 0.89%
                                            2006     253    12.73 to 12.49     3,173   1.85 to 1.40     4.16          2.80 to 2.34
                                            2005     305    12.39 to 12.21     3,738   1.85 to 1.40     2.49          1.01 to 0.48
                                            2004     193    12.26 to 12.17     2,351   1.75 to 1.40     0.50       (0.88) to (1.22)
                                            2003     326    12.37 to 12.32     4,023   1.75 to 1.40     0.18       (0.98) to (1.32)
Scudder Real Estate -- B                    2007      --    30.08 to 29.54        --   1.85 to 1.40     0.79          2.83 to 2.67
                                            2006     176    29.25 to 28.78     5,127   1.85 to 1.40     0.00        35.23 to 34.62
                                            2005     204    21.63 to 21.38     4,383   1.85 to 1.40     2.23         9.77 to (3.31)
                                            2004     212    19.71 to 19.59     4,174   1.75 to 1.40     0.60        28.91 to 28.46
                                            2003     108    15.29 to 15.25     1,654   1.75 to 1.40     0.00        22.30 to 22.02
Scudder Small Cap Growth -- B               2007      --    23.70 to 23.22        --   1.85 to 1.40     0.00          7.36 to 7.20
                                            2006     147    22.08 to 21.66     3,205   1.85 to 1.40     0.00          3.35 to 2.89
                                            2005     170    21.36 to 21.05     3,615   1.85 to 1.40     0.00         5.25 to (0.25)
                                            2004     144    20.29 to 20.14     2,903   1.75 to 1.40     0.00          9.00 to 8.62
                                            2003      78    18.62 to 18.54     1,442   1.75 to 1.40     0.00        30.67 to 30.22
Scudder Strategic Income -- B               2007      --    14.94 to 14.67        --   1.85 to 1.40     5.79          2.05 to 1.89
                                            2006     172    14.64 to 14.40     2,498   1.85 to 1.40     4.40          7.24 to 6.76
                                            2005     173    13.65 to 13.49     2,354   1.85 to 1.40     7.67         0.51 to (0.34)
                                            2004     156    13.58 to 13.50     2,114   1.75 to 1.40     0.00          6.76 to 6.39
                                            2003      71    12.72 to 12.69       901   1.75 to 1.40     0.00          1.76 to 1.53
Scudder Technology Growth -- B              2007      --    23.73 to 23.24        --   1.85 to 1.40     0.00          3.72 to 3.56
                                            2006      69    22.88 to 22.45     1,574   1.85 to 1.40     0.00       (0.96) to (1.40)
                                            2005      75    23.10 to 22.76     1,724   1.85 to 1.40     0.12          3.26 to 1.48
                                            2004      68    22.68 to 22.50     1,542   1.75 to 1.40     0.00         0.06 to (0.29)
                                            2003      42    22.67 to 22.57       941   1.75 to 1.40     0.00        44.15 to 43.65
Scudder Total Return -- B                   2007      --    18.52 to 18.14        --   1.85 to 1.40     2.87          4.10 to 3.94
                                            2006     147    17.79 to 17.46     2,593   1.85 to 1.40     2.20          8.30 to 7.81
                                            2005     172    16.43 to 16.19     2,805   1.85 to 1.40     2.30          2.46 to 0.19
                                            2004     206    16.03 to 15.91     3,298   1.75 to 1.40     1.09          4.88 to 4.51
                                            2003     160    15.29 to 15.22     2,446   1.75 to 1.40     0.00        15.92 to 15.52
Scudder Turner Mid Cap Growth -- B          2007      --    28.00 to 27.43        --   1.85 to 1.40     0.00          9.40 to 9.23
                                            2006      99    25.59 to 25.11     2,515   1.85 to 1.40     0.00          4.74 to 4.27
                                            2005     112    24.43 to 24.08     2,725   1.85 to 1.40     0.00          9.71 to 4.00
                                            2004      85    22.27 to 22.10     1,892   1.75 to 1.40     0.00          9.09 to 8.71
                                            2003      40    20.42 to 20.33       810   1.75 to 1.40     0.00        46.02 to 45.51
Small Cap Index Series I                    2007      74    17.22 to 17.13     1,274   1.75 to 1.40     1.62       (3.53) to (3.87)
                                            2006      85    17.91 to 17.47     1,515   1.75 to 1.40     0.52        15.98 to 15.58
                                            2005      98    15.50 to 15.10     1,515   1.75 to 1.40     0.55          2.45 to 2.09
                                            2004     130    15.18 to 14.77     1,960   1.75 to 1.40     0.31        15.69 to 15.29
                                            2003     136    13.17 to 12.80     1,775   1.75 to 1.40     0.00        43.76 to 43.26
Small Cap Index Series II                   2007     660    17.93 to 17.48    11,758   1.85 to 1.40     0.94       (4.15) to (8.20)
                                            2006     342    19.03 to 18.24     6,336   1.85 to 1.40     0.33        15.72 to 15.20
                                            2005     366    16.48 to 15.83     5,879   1.85 to 1.40     0.35         2.26 to (1.64)
                                            2004     402    16.16 to 15.59     6,323   1.75 to 1.40     0.20        15.50 to 15.09
                                            2003     254    14.03 to 13.55     3,469   1.75 to 1.40     0.00        43.31 to 42.81
Small Cap Opportunities Series I            2007     128    22.58 to 22.22     2,872   1.75 to 1.40     1.86       (8.95) to (9.27)
                                            2006     161    24.80 to 24.49     3,977   1.75 to 1.40     0.70          8.92 to 8.54
                                            2005     202    22.77 to 22.56     4,587   1.75 to 1.40     0.00        16.36 to 16.09

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                DECEMBER 31, 2007

5. UNIT VALUES-- (CONTINUED)

                                                           UNIT FAIR VALUE            EXPENSE RATIO  INVESTMENT     TOTAL RETURN
                                                   UNITS       HIGHEST       ASSETS      HIGHEST       INCOME         HIGHEST
                SUB-ACCOUNT                 YEAR  (000S)      TO LOWEST      (000S)     TO LOWEST*     RATIO**       TO LOWEST***
                -----------                 ----  ------  ----------------  --------  -------------  ----------  -----------------
Small Cap Opportunities Series II           2007     328  $21.95 to $11.17  $  7,217  1.90% to 1.15%    1.54%    (8.86)% to (7.54)%
                                            2006     360    24.71 to 12.23     8,807   1.85 to 1.15     0.53         8.66 to (2.29)
                                            2005     369    22.74 to 22.47     8,363   1.85 to 1.40     0.00         6.12 to (1.99)
                                            2004     115    21.43 to 21.31     2,461   1.75 to 1.40     0.07        23.73 to 23.30
                                            2003      39    17.32 to 17.28       682   1.75 to 1.40     0.00        38.56 to 38.24
Small Company Value Series I                2007     372    24.19 to 23.08     8,736   1.75 to 1.40     0.15       (2.58) to (2.92)
                                            2006     468    24.91 to 23.15    11,306   1.75 to 1.40     0.07        13.82 to 13.42
                                            2005     607    21.97 to 20.39    12,879   1.75 to 1.40     0.28          5.55 to 5.18
                                            2004     738    20.88 to 19.36    14,823   1.75 to 1.40     0.16        23.45 to 23.02
                                            2003     786    16.98 to 15.73    12,806   1.75 to 1.40     0.39        31.81 to 31.35
Small Company Value Series II               2007     978    18.77 to 12.21    18,683   1.90 to 1.15     0.00       (2.54) to (2.78)
                                            2006   1,134    22.11 to 12.50    22,490   1.85 to 1.15     0.00        13.61 to (0.16)
                                            2005   1,196    19.51 to 17.20    21,023   1.85 to 1.40     0.06          5.30 to 0.77
                                            2004   1,139    18.58 to 16.45    19,052   1.75 to 1.40     0.09        23.20 to 22.77
                                            2003     831    15.12 to 13.40    11,304   1.75 to 1.40     0.35        31.71 to 31.25
Special Value Series II                     2007      --    20.63 to 20.21        --   1.85 to 1.40     1.63       (1.64) to (2.03)
                                            2006      35    20.97 to 20.63       735   1.85 to 1.40     0.00          9.06 to 8.57
                                            2005      42    19.23 to 19.00       811   1.85 to 1.40     0.00         3.84 to (0.32)
                                            2004      46    18.52 to 18.41       857   1.75 to 1.40     0.00        18.28 to 17.86
                                            2003       7    15.66 to 15.62       111   1.75 to 1.40     0.00        25.24 to 24.96
Strategic Bond Series I                     2007     628    21.49 to 17.50    12,570   1.75 to 1.40     9.12       (1.55) to (1.90)
                                            2006     758    21.83 to 17.84    15,541   1.75 to 1.40     6.84          5.57 to 5.20
                                            2005     847    20.68 to 16.96    16,526   1.75 to 1.40     2.89          1.27 to 0.92
                                            2004   1,066    20.42 to 16.80    20,777   1.75 to 1.40     3.89          5.18 to 4.81
                                            2003   1,279    19.41 to 16.03    23,715   1.75 to 1.40     4.98        11.54 to 11.15
Strategic Bond Series II                    2007     852    15.52 to 13.12    13,457   1.90 to 1.15     8.79       (1.41) to (2.96)
                                            2006     892    16.27 to 13.27    14,373   1.85 to 1.15     6.66          6.42 to 4.91
                                            2005     891    15.48 to 15.15    13,656   1.85 to 1.40     1.90          1.02 to 0.06
                                            2004     594    15.36 to 15.10     9,013   1.75 to 1.40     2.79          4.91 to 4.54
                                            2003     394    14.68 to 14.45     5,716   1.75 to 1.40     3.27        11.36 to 10.97
Strategic Opportunities Series I            2007      --    32.10 to 10.33        --   1.75 to 1.40     0.76          6.30 to 6.18
                                            2006   1,036     30.20 to 9.73    25,877   1.75 to 1.40     0.01        10.60 to 10.22
                                            2005   1,295     27.30 to 8.83    29,104   1.75 to 1.40     0.45          8.20 to 7.83
                                            2004   1,596     25.23 to 8.19    33,131   1.75 to 1.40     0.09        10.75 to 10.36
                                            2003   1,878     22.79 to 7.42    35,115   1.75 to 1.40     0.00        24.09 to 23.66
Strategic Opportunities Series II           2007      --    14.28 to 13.96        --   1.85 to 1.40     0.54          6.20 to 6.05
                                            2006     119    13.44 to 12.89     1,589   1.85 to 1.40     0.00         10.36 to 9.87
                                            2005     137    12.18 to 11.71     1,659   1.85 to 1.40     0.26          8.03 to 4.76
                                            2004     142    11.27 to 10.87     1,596   1.75 to 1.40     0.02        10.82 to 10.43
                                            2003     128     10.17 to 9.83     1,292   1.75 to 1.40     0.00        23.87 to 23.44
T Rowe Price Mid Value Series II            2007      65    16.37 to 16.18     1,055   1.85 to 1.40     1.60       (1.09) to (1.54)
                                            2006      70    16.55 to 16.43     1,147   1.85 to 1.40     0.05        18.39 to 17.86
                                            2005      13    13.98 to 13.94       188   1.85 to 1.40     0.00         11.85 to 1.41
Total Return Series I                       2007   1,411    18.29 to 17.60    25,258   1.75 to 1.40     7.46          6.97 to 6.60
                                            2006   1,760    17.10 to 16.52    29,476   1.75 to 1.40     3.46          2.16 to 1.81
                                            2005   2,066    16.74 to 16.22    33,921   1.75 to 1.40     2.42          1.05 to 0.70
                                            2004   2,430    16.56 to 16.11    39,569   1.75 to 1.40     3.92          3.49 to 3.13
                                            2003   2,966    16.00 to 15.62    46,792   1.75 to 1.40     2.85          3.56 to 3.19

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                DECEMBER 31, 2007

5. UNIT VALUES-- (CONTINUED)

                                                           UNIT FAIR VALUE            EXPENSE RATIO  INVESTMENT     TOTAL RETURN
                                                   UNITS       HIGHEST       ASSETS      HIGHEST       INCOME         HIGHEST
                SUB-ACCOUNT                 YEAR  (000S)      TO LOWEST      (000S)     TO LOWEST*     RATIO**      TO LOWEST***
                -----------                 ----  ------  ----------------  --------  -------------  ----------  -----------------
Total Return Series II                      2007   1,991  $15.21 to $13.84  $ 30,752  1.90% to 1.15%    7.20%        7.03% to 4.90%
                                            2006   2,196    14.65 to 12.90    31,877   1.85 to 1.15     3.26          3.44 to 1.53
                                            2005   2,523    14.36 to 14.13    35,980   1.85 to 1.40     1.95         0.83 to (0.56)
                                            2004   2,577    14.25 to 14.12    36,510   1.75 to 1.40     3.24          3.25 to 2.89
                                            2003   2,424    13.80 to 13.72    33,338   1.75 to 1.40     2.20          3.41 to 3.05
Total Stock Market Index Series I           2007     112    13.21 to 13.17     1,483   1.75 to 1.40     2.10          3.71 to 3.34
                                            2006     143    12.78 to 12.49     1,821   1.75 to 1.40     1.00        13.70 to 13.30
                                            2005     163    11.28 to 11.01     1,836   1.75 to 1.40     1.13          4.23 to 3.86
                                            2004     176    10.86 to 10.59     1,898   1.75 to 1.40     0.62         10.18 to 9.80
                                            2003     175      9.89 to 9.64     1,713   1.75 to 1.40     0.00        28.73 to 28.28
Total Stock Market Index Series II          2007     809    17.66 to 17.22    14,027   1.85 to 1.40     1.22         3.05 to (2.45)
                                            2006     424    17.06 to 16.20     7,114   1.85 to 1.40     0.80        13.50 to 12.99
                                            2005     439    15.03 to 14.30     6,497   1.85 to 1.40     0.90          3.95 to 0.89
                                            2004     458    14.46 to 13.80     6,540   1.75 to 1.40     0.46         10.04 to 9.66
                                            2003     319    13.14 to 12.57     4,149   1.75 to 1.40     0.00        28.51 to 28.06
U.S. Core Series I                          2007   2,150    32.85 to 10.55    52,064   1.75 to 1.40     2.17       (0.15) to (0.50)
                                            2006   2,725    32.90 to 10.61    65,921   1.75 to 1.40     1.25          7.66 to 7.29
                                            2005   3,340     30.56 to 9.89    75,782   1.75 to 1.40     1.43          0.62 to 0.27
                                            2004   4,242     30.37 to 9.86    95,127   1.75 to 1.40     0.88          5.28 to 4.92
                                            2003   4,833     28.85 to 9.40   105,349   1.75 to 1.40     1.00        24.83 to 24.39
U.S. Core Series II                         2007     694    14.52 to 14.15     9,895   1.85 to 1.40     1.85       (0.42) to (0.87)
                                            2006     842    14.58 to 13.33    12,039   1.85 to 1.40     1.00          7.48 to 7.00
                                            2005   1,076    13.56 to 12.43    14,348   1.85 to 1.40     1.18         0.43 to (1.39)
                                            2004   1,230    13.51 to 12.41    16,363   1.75 to 1.40     0.69          5.06 to 4.70
                                            2003     966    12.86 to 11.84    12,269   1.75 to 1.40     0.81        24.65 to 24.22
U.S. Global Leaders Growth Series I         2007      95    13.34 to 13.17     1,258   1.75 to 1.40     1.25          2.18 to 1.82
                                            2006     119    13.06 to 12.94     1,544   1.75 to 1.40     0.00          0.39 to 0.04
                                            2005     129    13.00 to 12.93     1,674   1.75 to 1.40     0.11          8.29 to 8.04
U.S. Global Leaders Growth Series II        2007     249    13.30 to 13.08     3,285   1.85 to 1.40     0.89          2.05 to 1.59
                                            2006     302    13.03 to 12.87     3,911   1.85 to 1.40     0.00         0.09 to (0.36)
                                            2005     353    13.02 to 12.92     4,576   1.85 to 1.40     0.00       (0.53) to (0.88)
                                            2004      45    13.09 to 13.06       589   1.75 to 1.40     0.47          4.71 to 4.47
U.S. Government Securities Series I         2007     903    23.98 to 15.45    18,094   1.75 to 1.40     8.06          1.71 to 1.35
                                            2006   1,010    23.58 to 15.24    19,539   1.75 to 1.40     4.92          2.94 to 2.58
                                            2005   1,203    22.91 to 14.86    22,795   1.75 to 1.40     1.78         0.17 to (0.18)
                                            2004   1,498    22.87 to 14.89    28,279   1.75 to 1.40     2.02          1.45 to 1.10
                                            2003   1,852    22.54 to 14.72    34,707   1.75 to 1.40     3.48         0.32 to (0.03)
U.S. Government Securities Series II        2007     803    13.51 to 13.23    10,996   1.90 to 1.15     7.70          1.75 to 0.05
                                            2006     809    13.69 to 12.97    10,952   1.85 to 1.15     4.65          4.01 to 2.29
                                            2005     998    13.33 to 13.11    13,188   1.85 to 1.40     1.34         0.05 to (0.34)
                                            2004   1,114    13.35 to 13.20    14,757   1.75 to 1.40     1.69          1.27 to 0.91
                                            2003   1,242    13.22 to 13.08    16,277   1.75 to 1.40     2.63         0.18 to (0.17)
U.S. High Yield Series II                   2007      15    14.08 to 13.91       205   1.85 to 1.40     8.06          1.25 to 0.80
                                            2006      21    13.90 to 13.80       286   1.85 to 1.40     2.75          7.94 to 7.46
                                            2005       5    12.88 to 12.84        67   1.85 to 1.40     0.00          3.04 to 0.15
U.S. Large Cap Value Series I               2007     793    14.91 to 14.07    11,523   1.75 to 1.40     1.06       (1.73) to (2.08)
                                            2006     978    15.17 to 14.37    14,499   1.75 to 1.40     0.58          9.12 to 8.74
                                            2005   1,181    13.91 to 13.21    16,086   1.75 to 1.40     0.45          4.35 to 3.99
                                            2004   1,411    13.33 to 12.71    18,445   1.75 to 1.40     0.28          7.87 to 7.49
                                            2003   1,182    12.35 to 11.82    14,287   1.75 to 1.40     0.38        35.16 to 34.69

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                DECEMBER 31, 2007

5. UNIT VALUES-- (CONTINUED)

                                                           UNIT FAIR VALUE            EXPENSE RATIO  INVESTMENT     TOTAL RETURN
                                                   UNITS       HIGHEST       ASSETS      HIGHEST       INCOME         HIGHEST
                SUB-ACCOUNT                 YEAR  (000S)      TO LOWEST      (000S)     TO LOWEST*     RATIO**      TO LOWEST***
                -----------                 ----  ------  ----------------  --------  -------------  ----------  -----------------
U.S. Large Cap Value Series II              2007     697  $15.57 to $12.71  $ 10,923  1.90% to 1.15%    0.74%    (0.17)% to (1.66)%
                                            2006     784    16.33 to 12.89    12,561   1.85 to 1.15     0.40          8.83 to 3.02
                                            2005     938    15.00 to 14.14    13,843   1.85 to 1.40     0.12          4.26 to 2.21
                                            2004   1,079    14.39 to 13.59    15,307   1.75 to 1.40     0.21          7.59 to 7.22
                                            2003     808    13.37 to 12.66    10,660   1.75 to 1.40     0.33        34.78 to 34.31
UBS Large Cap Series I                      2007   1,364    15.52 to 15.38    21,150   1.75 to 1.40     0.52       (5.85) to (6.08)
UBS Large Cap Series II                     2007     104    15.51 to 15.32     1,613   1.85 to 1.40     0.60       (0.14) to (0.60)
                                            2006      10    15.53 to 15.41       150   1.85 to 1.40     0.22        14.45 to 12.07
                                            2005       7    15.29 to 13.75       101   1.85 to 1.40     0.00         10.35 to 2.72
Utilities Series I                          2007     231    22.10 to 21.59     5,041   1.75 to 1.40     1.93        25.62 to 25.18
                                            2006     307    17.59 to 17.24     5,351   1.75 to 1.40     2.18        29.19 to 28.74
                                            2005     270    13.62 to 13.39     3,647   1.75 to 1.40     0.47        15.20 to 14.80
                                            2004     295    11.82 to 11.67     3,468   1.75 to 1.40     0.93        27.62 to 27.17
                                            2003     213      9.26 to 9.17     1,961   1.75 to 1.40     0.95        32.66 to 32.20
Utilities Series II                         2007     251    34.12 to 33.26     8,340   1.85 to 1.40     1.61        25.33 to 24.76
                                            2006     284    27.22 to 24.79     7,562   1.85 to 1.40     2.05        28.96 to 28.38
                                            2005     244    21.11 to 19.27     5,066   1.85 to 1.40     0.30         14.94 to 3.24
                                            2004     171    18.37 to 16.81     3,100   1.75 to 1.40     0.76        27.43 to 26.99
                                            2003      79    14.41 to 13.22     1,133   1.75 to 1.40     0.76        32.39 to 31.93
Value Series I                              2007     367    29.30 to 25.88    10,314   1.75 to 1.40     1.32          6.70 to 6.33
                                            2006     472    27.46 to 24.34    12,458   1.75 to 1.40     0.38        19.37 to 18.95
                                            2005     520    23.01 to 20.46    11,529   1.75 to 1.40     0.64        11.00 to 10.61
                                            2004     615    20.73 to 18.50    12,315   1.75 to 1.40     0.60        13.57 to 13.17
                                            2003     728    18.25 to 16.35    12,885   1.75 to 1.40     1.17        36.83 to 36.35
Value Series II                             2007     275    20.16 to 14.57     5,423   1.90 to 1.15     1.03          6.76 to 6.40
                                            2006     250    19.49 to 13.62     4,786   1.85 to 1.15     0.19         19.12 to 8.79
                                            2005     230    16.40 to 16.08     3,737   1.85 to 1.40     0.43         10.80 to 3.39
                                            2004     216    14.84 to 14.62     3,171   1.75 to 1.40     0.39        13.44 to 13.04
                                            2003     125    13.11 to 12.93     1,622   1.75 to 1.40     1.12        36.68 to 36.20
Wellington Small Cap Growth Series II       2007     113    19.56 to 13.96     2,090   1.90 to 1.15     0.00        12.47 to 10.64
                                            2006      72    17.67 to 12.39     1,273   1.85 to 1.15     0.00        11.64 to (1.04)
                                            2005      30    15.83 to 15.78       478   1.85 to 1.40     0.00         26.62 to 7.70
Wellington Small Cap Value Series II        2007     211    15.77 to 13.02     3,258   1.90 to 1.15     0.59       (4.25) to (6.39)
                                            2006     132    16.74 to 13.57     2,180   1.85 to 1.15     0.00         17.38 to 8.40
                                            2005      58    14.26 to 14.22       827   1.85 to 1.40     0.00        14.06 to (2.00)
Wells Capital Core Bond Series II           2007      17    13.34 to 13.18       229   1.85 to 1.40     7.42          4.58 to 4.11
                                            2006      17    12.76 to 12.66       211   1.85 to 1.40     1.59          2.18 to 1.72
                                            2005       7    12.48 to 12.44        85   1.85 to 1.40     0.00       (0.13) to (0.46)

* These amounts represent the annualized contract expenses of the variable account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to policyholder accounts through the redemption of units and expenses of the underlying Portfolio are excluded.

** These amounts represent the annualized distributions from net investment income received by the sub-account from the underlying Portfolio, net of management fees assessed by the portfolio manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against policyholder accounts either through the reductions in the unit values or the redemptions of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying Portfolio in which the sub-accounts invest.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                DECEMBER 31, 2007

5. UNIT VALUES-- (CONTINUED)

*** These amounts represent the total return for the periods indicated, including changes in the value of the underlying Portfolio, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options indicated in footnote 1 with a date notation, if any, denote the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

6. DIVERSIFICATION REQUIREMENTS

Under the provisions of Section 817(h) of the Internal Revenue Code, a variable annuity contract, other than a contract issued in connection with certain types of employee benefits plans, will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury.

The Company believes that the Account satisfies the current requirements of the regulations, and it intends that the Account will continue to meet such requirements.

                            PART C OTHER INFORMATION

Guide to Name Changes and Successions:

                                  NAME CHANGES

DATE OF CHANGE       OLD NAME                                      NEW NAME
------------------   -------------------------------------------   -----------------------------------------------------
October 1, 1997      FNAL Variable Account                         The Manufacturers Life Insurance Company of New York
                                                                   Separate Account A
October 1, 1997      First North American Life Assurance Company   The Manufacturers Life Insurance Company of New York
November 1, 1997     NAWL Holding Co., Inc.                        Manulife-Wood Logan Holding Co., Inc.
September 24, 1999   Wood Logan Associates, Inc.                   Manulife Wood Logan, Inc
January 1, 2005      The  Manufacturers  Life Insurance            John Hancock Life Insurance Company of New York
                     Company of New York Separate Account A        Separate Account A
January 1, 2005      The  Manufacturers  Life Insurance            John Hancock Life Insurance Company of New York
                     Company of New York                           Separate Account A.
January 1, 2005      Manulife Financial Securities LLC             John Hancock Distributors LLC
January 1, 2005      Manufacturers Securities Services LLC         John Hancock Investment Management Services LLC

On September 30, 1997, Manufacturers Securities Services, LLC succeeded to the business of NASL Financial Services, Inc.

The following changes became effective January 1, 2002: (a) The Manufacturers Life Insurance Company of North America ("Manulife North America") merged into The Manufacturers Life Insurance Company (U.S.A.) with the latter becoming the owner of all of Manulife North America's assets; (b) Manulife Financial Securities LLC became the successor broker-dealer to Manufacturers Securities Services, LLC.

                                    * * * * *

Item 24. Financial Statements and Exhibits

     (a)  Financial Statements

          (1) Financial Statements of the Registrant, John Hancock Life Insurance Company of New York Separate Account A (Part B of the registration statement). [FILED HEREWITH]

          (2) Financial Statements of the Depositor, John Hancock Life Insurance Company of New York (Part B of the registration statement). [FILED HEREWITH]

     (b)  Exhibits

          (1) (a) Resolution of the Board of Directors of First North American Life Assurance Company establishing the FNAL Variable Account - Incorporated by reference to Exhibit (b)(1)(a) to Form N-4, file number 33-46217, filed February 25, 1998.

               (b) Resolution of the Board of Directors of First North American Life Assurance Company establishing the Fixed Separate Account - Incorporated by reference to Exhibit (b)(1)(b) to Form N-4, file number 33-46217, filed February 25, 1998.

               (c) Resolution of the Board of Directors of First North American Life Assurance Company establishing The Manufacturers Life Insurance Company of New York Separate Account D and The Manufacturers Life Insurance Company of New York Separate Account E - Incorporated by reference to Exhibit (b)(1)(c) to Form N-4, file number 33-46217, filed February 25, 1998.

          (2) Agreements for custody of securities and similar investments.- Not Applicable.

          (3) (a) Form of Underwriting and Distribution Agreement-Incorporated by reference to Exhibit 3(a) to the registration statement on Form N-4, file number 333-61283, filed on April 29, 2002.

               (b) Form of Selling Agreement between The Manufacturers Life Insurance Company of New York, Manufacturers Securities Services, LLC (Underwriter), and General Agents - Incorporated by reference to Exhibit 3(b) to the registration statement on Form N-4, file number 333-61283, filed on April 29, 2002.

          (4) (a) Form of Specimen Contract: Flexible Purchase Payment Individual Deferred Variable Annuity Contract, Non-Participating. [FILED HEREWITH]



               (b) Form of Specimen Income Plus for Life Rider - Incorporated by reference to Exhibit 4(b)(vi) to Post-effective Amendment #30 to the registration statement on Form N-4, file number 033-79112, filed April 28, 2008.



               (c) Form of Specimen Annual Step Death Benefit Rider - Incorporated by reference to Exhibit 4(b)(x) to Post-effective Amendment #30 to the registration statement on Form N-4, file number 033-79112, filed April 28, 2008.



          (5) (a) Form of Specimen Application: Flexible Purchase Payment Individual Deferred Variable Annuity Contract, Non-Participating. [FILED HEREWITH]


          (6) (a)(i) Declaration of Intention and Charter of First North American Life Assurance Company - Incorporated by reference to Exhibit (b)(6)(a)(i) to Form N-4, file number 33-46217, filed February 25, 1998.

               (a)(ii) Certificate of amendment of the Declaration of Intention and Charter of First North American Life Assurance Company - Incorporated by reference to Exhibit (b)(6)(a)(ii) to Form N-4, file number 33-46217, filed February 25, 1998.

               (a)(iii) Certificate of amendment of the Declaration of Intention and Charter of The Manufacturers Life Insurance Company of New York - Incorporated by reference to Exhibit
                    (b)(6)(a)(iii) to Form N-4, file number 33-46217, filed February 25, 1998.

               (a)(iv) Certificate of Amendment of the Declaration of Intention
                    and Charter of John Hancock Life Insurance Company of New York dated as of January 1, 2005 - Incorporated by reference to Exhibit (b)(6)(a)(iv) to Form N-4, file number 33-79112, filed May 1, 2007.

               (a)(v) Certificate of Amendment of the Declaration of Intention
                    and Charter of John Hancock Life Insurance Company of New York dated as of August 10, 2006 - Incorporated by reference to Exhibit (b)(6)(a)(v) to Form N-4, file number 33-79112, filed May 1, 2007.

               (b) By-laws of John Hancock Life Insurance Company of New York, as amended and restated as of July 31, 2006 - Incorporated by reference to Exhibit (b)(6)(b) to Form N-4, file number 33-79112, filed May 1, 2007.

          (7) Contract of reinsurance in connection with the variable annuity contracts being offered - Not Applicable.

          (8) Other material contracts not made in the ordinary course of business which are to be performed in whole or in part on or after the date the registration statement is filed:

               (a) Administrative Agreement between The Manufacturers Life Insurance Company of New York and The Manufacturers Life Insurance Company (U.S.A.) - Incorporated by reference to Exhibit (8) to post-effective amendment no. 5 to this registration statement filed on April 29, 2002.

               (b) Investment Services Agreement between The Manufacturers Life Insurance Company of New York and The Manufacturers Life Insurance Company - Incorporated by reference to Exhibit 1(A)(8)(c) to Form S-6, file number 333-33351, filed March 16, 1998.


               (c)(i) Participation Agreement among John Hancock Life Insurance
                    Company (U.S.A.), John Hancock Life Insurance Company of New York, John Hancock Life Insurance Company, John Hancock Variable Life Insurance Company and John Hancock Trust dated April 20, 2005. Incorporated by reference to pre-effective amendment no. 1 file number 333-126668 filed with the Commission on October 12, 2005.



               (ii) Shareholder Information Agreement between John Hancock Life
                    Insurance Company (U.S.A.), John Hancock Life Insurance Company of New York, John Hancock Life Insurance Company, John Hancock Variable Life Insurance, and John Hancock Trust portfolios (except American Funds Insurance Series) dated April 16, 2007. Incorporated by reference to post-effective amendment number 9 file number 333-85284 filed with the Commission in April, 2007.

               (iii) Shareholder Information Agreement between John Hancock Life
                    Insurance Company (U.S.A.), John Hancock Life Insurance Company of New York, John Hancock Life Insurance Company, John Hancock Variable Life Insurance, and John Hancock Trust on behalf of series of the Trust that are feeder funds of the American Funds Insurance Series dated April 16, 2007. Incorporated by reference to post-effective amendment number 9 file number 333-85284 filed with the Commission in April, 2007.



          (9) Opinion of Counsel and consent to its use as to the legality of the securities being registered - Incorporated by reference to Exhibit (9) to Pre-Effective Amendment No. 3 to this registration statement on Form N-4 333-146590 filed on February 7, 2008.


          (10) Written consent of Ernst & Young LLP, independent registered public accounting firm - [FILED HEREWITH]

          (11) All financial statements omitted from Item 23, Financial Statements - Not Applicable.

          (12) Agreements in consideration for providing initial capital between or among Registrant, Depositor, Underwriter or initial contract owners - Not Applicable.

          (13) Schedule for computation of each performance quotation provided in the Registration Statement in response to Item 21 - Incorporated by reference to Exhibit (b)(13) to Form N-4, 33-76162 filed March 1, 1996.


          (14) (a) Powers of Attorney -James D. Gallagher, Thomas Borshoff, Marc Costantini, Steven A. Finch, Ruth Ann Fleming, William
                    P. Hicks III, Katherine MacMillan, Neil M. Merkl, Lynne Patterson, Bradford J. Race Jr., Diana Scott, Bruce R. Speca, and Robert L. Ullmann - Incorporated by reference to Pre-effective Amendment #2 to this registration statement (333-146590) filed on Form N-4, filed on December 26, 2007.


Item 25. Directors and Officers of the Depositor.


   OFFICERS AND DIRECTORS OF JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK
                            AS OF FEBRUARY 27, 2008



NAME AND PRINCIPAL BUSINESS ADDRESS   POSITION WITH DEPOSITOR
-----------------------------------   -------------------------------------------------------------
James D. Gallagher*                   Chairman and President
Thomas Borshoff*                      Director
Marc Costantini*                      Director and Executive Vice President
Steven A. Finch*                      Director
Ruth Ann Fleming*                     Director
William P. Hicks III*                 Director
Katherine MacMillan**                 Director, Senior Vice President, Retirement Plan Services
Neil M. Merkl*                        Director
Lynne Patterson**                     Director, Senior Vice President and Chief Financial Officer
Bradford J. Race, Jr.*                Director
Diana Scott*                          Director
Bruce R. Speca*                       Director
Robert L. Ullmann*                    Director
Emanuel Alves*                        Secretary and Chief Administrative Officer
James R. Boyle*                       Executive Vice President, US Insurance
Philip Clarkson**                     Vice President, US Taxation
Brian Collins**                       Vice President, US Taxation
Edward Eng*                           Vice President, Product Development, Retirement Plan Services
Richard Harris***                     Appointed Actuary
Helene Landow                         Director of State Compliance Office
Peter J. Levitt**                     Senior Vice President and Treasurer
Gregory Mack*                         Senior Vice President, Distribution
Hugh McHaffie*                        Executive Vice President, US Wealth Management
Steven McCormick*                     Vice President, Operations, Retirement Plan Services

   OFFICERS AND DIRECTORS OF JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK
                            AS OF FEBRUARY 27, 2008



NAME AND PRINCIPAL BUSINESS ADDRESS   POSITION WITH DEPOSITOR
-----------------------------------   -------------------------------------------------------------
Krishna Ramdial**                     Vice President, Treasury
Thomas Samoluk*                       Vice President, Government Relations
Jonnie Smith*                         Vice President, Administration
Jeffery J. Whitehead*                 Vice President and Controller


*    Principal business office is 601 Congress Street, Boston, MA 02210

**   Principal business office is 200 Bloor Street, Toronto, Canada M4W 1E5

Item 26. Persons Controlled by or Under Common Control with Depositor or Registrant.

Registrant is a separate account of John Hancock Life Insurance Company (U.S.A.) (the "Company"), operated as a unit investment trust. Registrant supports certain benefits payable under the Company's variable annuity contracts by investing assets allocated to various investment options in shares of John Hancock Trust (the "Trust"), which is a "series" type of mutual fund registered under the Investment Company Act of 1940 (the "Act") as an open-end management investment company. The purchasers of variable annuity and variable life insurance contracts, in connection with which the Trust is used, will have the opportunity to instruct the Company with respect to the voting of the shares of the Series Fund held by Registrant as to certain matters. Subject to the voting instructions, the Company directly controls Registrant.


On the effective date of this Amendment to the Registration Statement, the Company and its affiliates are controlled by Manulife Financial Corporation ("MFC"). A list of other persons controlled by MFC as of December 31, 2007 appears below:

                         MANULIFE FINANCIAL CORPORATION
                   PRINCIPAL SUBSIDIARIES - DECEMBER 31, 2007

                                                                                                       ----------------------
                                                                                                         Manulife Financial
                                                                                                        Corporation (Canada)
                                                                                                       ----------------------
                                                                                                                  |
                                                                                                                  |
                                                                                                                  |-----------------
                                                                                                                  |
                                                                                                                  |
                                                                                                       ----------------------
                                                                                                       The Manufacturers Life
                                                                                                        Insurance Company (1)
                                                                                                              (Canada)
                                                                                                       ----------------------
                                                                                                                  |
                                                                                                                  |
                                                                                                                  |
 -----------------------------------------------------------------------------------------------------------------
|                  |                |                    |         :        |                  |              |
|                  |                |                    |         : 97.74% |                  |              |
|    ------------- |  ------------- |  --------------    |   -------------- |  --------------- |  ----------- |  ----------
|          NAL     |    MFC Global  |     Berkshire      |      Manulife    |      Manulife    |   MFC Global |      MLI
|       Resources  |    Investment  |     Insurance      |      Insurance    --    Holdings    |      Fund    |   Resources
|---   Management  |--  Management  |-- Services Inc.    |     (Thailand)          (Bermuda)    -- Management  --   Inc.
|        Limited   |     (U.S.A.)   |     (Ontario)      |       Public      --     Limited         (Europe)      (Alberta)
|       (Canada)   |      Limited   |                    |       Company    |      (Bermuda)        Limited
|                  |     (Canada)   |                    |       Limited    |                      (England)
|                  |                |                    |     (Thailand)   |
|    ------------- |  ------------- |  --------------    |   -------------- |  ---------------    -----------    ----------
|                  |                |                    |         |        |                          |             :
|                  |                |                    |         |99.9999%|                          |             : 99.91%
|                  |                |                    |         |        |                          |             :
|    ------------- |  ------------- |  --------------    |   -------------- |  ---------------    -----------    ----------
|       Manulife   |     Manulife   |      Berkshire     |       Manulife   |   Manufacturers      MFC Global     Manulife
|      Securities  |     Holdings   |     Investment     |         Asset    |--  P&C Limited       Investment       Life
|--- International  --  (Alberta)   |--     Group,       |      Management  |    (Barbados)        Management     Insurance
|         Ltd.           Limited    |        Inc.        |      (Thailand)  |                       (Europe)       Company
|       (Canada)        (Alberta)   |     (Ontario)      |       Company    |                       Limited       (Japan)
|                                   |                    |       Limited    |                      (England)
|                                   |                    |     (Thailand)   |
|    -------------    ------------- |  --------------    |   -------------- |  ---------------    -----------    ----------
|                           |       |                    |                  |                                        |
|                           |       |                    |                  |                                        |
|    -------------    ------------- |  --------------    |   -------------- |  ---------------                   ----------
|       Manulife         Manulife   |     Berkshire      |      Manulife    |   Manufacturers                    MFC Global
|---     Bank of         Holdings   |--  Securities      |---   (Vietnam)   |       Life                         Investment
|        Canada         (Delaware)  |       Inc.         |       Limited    |--  Reinsurance                     Management
|       (Canada)            LLC     |     (Ontario)      |      (Vietnam)   |      Limited                         (Japan)
|                       (Delaware)  |                    |                  |    (Barbados)                        Limited
|                                   |                    |                  |                                      (Japan)
|    -------------    ------------- |  --------------    |   -------------- |  ---------------                   ----------
|                           |       |                    |          |       |
|                           |       |                    |          |       |
|    -------------    ------------- |  --------------    |   -------------- |  ---------------
|       Manulife           The      |   EIS Services     |      Manulife    |     Manulife
|---     Canada       Manufacturers |     (Bermuda)      |       Vietnam    |   International
|         Ltd.         Investment    --    Limited       |        Fund       --   Holdings
|       (Canada)       Corporation        (Bermuda)      |     Management          Limited
|                      (Michigan)                        |       Company          (Bermuda)
|                                                        |       Limited
|                                                        |      (Vietnam)
|    -------------    -------------    --------------    |   --------------    ---------------
|                           |                            |                            |
|                           |----------------            |                            |----------------
|                           |                |           |                            |                |
|    -------------    -------------    --------------    |   --------------    ---------------    -----------
|     First North          John           Manulife       |      Manulife           Manulife        Manulife
|---   American        Hancock Life      Reinsurance     |---  (Singapore)     (International)       Asset
|      Insurance         Insurance         Limited       |      Pte. Ltd.          Limited        Management
|       Company           Company         (Bermuda)      |     (Singapore)        (Bermuda)         (Asia)
|      (Canada)          (U.S.A.)                        |                                          Limited
|                       (Michigan)                       |                                        (Barbados)
|    -------------    -------------    --------------    |   --------------    ---------------    -----------
|                           |                            |                           |                 |
|                   --------| 57%                        |                           | 51%             |
|                  |        |                            |                           |                 |
|    ------------- |  -------------    --------------    |   --------------    ---------------    -----------
|         FNA      |   John Hancock      PT Asuransi     |      Manulife          Manulife-        Manulife
 ---   Financial   |    Investment      Jiwa Manulife    |        Asset           Sinochem           Asset
         Inc.      |    Management        Indonesia   95%|     Management           Life          Management
       (Canada)    |     Services,         (1) (2)   --------  (Singapore)        Insurance       (Hong Kong)
                   |      LLC(3)         (Indonesia)     |        Pte.            Co. Ltd.          Limited
                   |    (Delaware)                       |        Ltd.             (China)        (Hong Kong)
                   |                                     |     (Singapore)
     ------------- |  -------------    --------------    |   --------------    ---------------    -----------
           |       |       /|\               :           |
           |       |        |  38%           :           |
           |       |        |                :           |
     ------------- |  -------------    --------------    |   --------------
       Elliott &   |      John          PT Manulife      |         The
         Page      |  Hancock Life         Aset          |    Manufacturers
        Limited    |    Insurance        Manajemen        ---     Life
       (Ontario)    --   Company         Indonesia            Insurance Co.
                       of New York      (Indonesia)          (Phils.), Inc.
                        (New York)                            (Philippines)
     -------------    -------------    --------------        --------------

----------------------
  Manulife Financial
 Corporation (Canada)
----------------------
           |
           |
           |---------------------------------------
           |                                        |
           |                                        |
----------------------                   ----------------------
The Manufacturers Life                    John Hancock Holdings
 Insurance Company (1)                     (Delaware) LLC (3)
       (Canada)                                (Delaware)
----------------------                   ----------------------
                                                    |
                                                    |
                                         ----------------------
                                         John Hancock Financial
                                             Services, Inc.
                                               (Delaware)
                                         ----------------------
                                                    |
                                                    |
                                                 -------------------------------------------------
                                                |                         |                       |
                                                |                         |                       |
                                         -------------------     -------------------     -------------------
                                            John Hancock             John Hancock            John Hancock
                                           Life Insurance           International        International, Inc.
                                               Company              Holdings, Inc.          (Massachusetts)
                                           (Massachusetts)         (Massachusetts)
                                         -------------------     -------------------     -------------------
                                                |                         |                       |
                                                |                         |                       |
          --------------------------------------|                         | 45.76%                | 50%
         |                                      |                         |                       |
         |        -----------------      -------------------     -------------------     -------------------
         |        PT Asuransi Jiwa            John Hancock        Manulife Insurance        John Hancock
   96.24%|------     John Hancock     --   Subsidiaries LLC       (Malaysia) Berhad          Tianan Life
         |          Indonesia (1)    |         (Delaware)             (Malaysia)          Insurance Company
         |           (Indonesia)     |                                                         (China)
         |        -----------------  |   -------------------     -------------------     -------------------
         |                           |
         |        -----------------  |   -------------------
         |           John Hancock    |       John Hancock
          ------    Variable Life    |--  Financial Network,
                  Insurance Company  |           Inc.
                   (Massachusetts)   |      (Massachusetts)
                  -----------------  |   -------------------
                                     |
                                     |   -------------------
                                     |     Hancock Natural
                                     |--   Resource Group,
                                     |          Inc.
                                     |       (Delaware)
                                     |   -------------------
                                     |
                                     |   -------------------
                                     |       Declaration
                                     |--    Management &
                                     |      Research LLC
                                     |       (Delaware)
                                     |   -------------------
                                     |
                                     |   -------------------
                                     |      The Berkeley
                                      -- Financial Group LLC
                                           (Delaware) (3)
                                         -------------------
                                                  :
                                                  :
                                         -------------------
                                            John Hancock
                                              Funds LLC
                                             (Delaware)
                                         -------------------

(1) The Manufacturers Life Insurance Company holds indirectly the remaining 3.76% of PT Asuransi Jiwa John Hancock Indonesia through PT Asuransi Jiwa Manulife Indonesia.

(2) PT Asuransi Jiwa Manulife Indonesia holds indirectly the remaining 5% of its own equity.

(3) John Hancock Holdings (Delaware) LLC holds indirectly the remaining 5% of John Hancock Investment Management Services LLC through The Berkeley Financial Group LLC.

.....    Indirect Control

----    Direct Control

Prepared by: Corporate Tax
Date:        Revised March 11,

This chart displays voting shares. All entities are 100% controlled unless otherwise indicated.

Item 27. Number of Contract Owners.


As of MARCH 31, 2008, there were no qualified and no non-qualified contracts of the series offered hereby outstanding.


Item 28. Indemnification.

Article 10 of the Charter of the Company provides as follows:

TENTH: No director of the Corporation shall be personally liable to the Corporation or any of its shareholders for damages for any breach of duty as a director; provided, however, the foregoing provision shall not eliminate or limit (i) the liability of a director if a judgment or other final adjudication adverse to such director established his or her such acts or omissions were in bad faith or involved intentional misconduct or were acts or omissions (a) which he or she knew or reasonably should have known violated the New York Insurance Law or (b) which violated a specific standard of care imposed on directors directly, and not by reference, by a provision of the New York Insurance Law (or any regulations promulgated thereunder) or (c) which constituted a knowing violation of any other law, or establishes that the director personally gained in fact a financial profit or other advantage to which the director was not legally entitled or (ii) the liability of a director for any act or omission prior to the adoption of this Article by the shareholders of the Corporation. Any repeal or modification of this Article by the shareholders of the Corporation shall be prospective only, and shall not adversely affect any limitation on the personal liability of a director of the Corporation existing at the time of such repeal or modification.

Article VII of the By-laws of the Company provides as follows:

Section VII.1. Indemnification of Directors and Officers. The Corporation may indemnify any person made, or threatened to be made, a party to an action by or in the right of the corporation to procure a judgment in its favor by reason of the fact that he or she, his or her testator, testatrix or intestate, is or was a director or officer of the Corporation, or is or was serving at the request of the Corporation as a director or officer of any other corporation of any type or kind, domestic or foreign, of any partnership, joint venture, trust, employee benefit plan or other enterprise, against amounts paid in settlement and reasonable expenses, including attorneys' fees, actually and necessarily incurred by him or her in connection with the defense or settlement of such action, or in connection with an appeal therein, if such director or officer acted, in good faith, for a purpose which he or she reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interests of the Corporation, except that no indemnification under this Section shall be made in respect of (1) a threatened action, or a pending action which is settled or is otherwise disposed of, or (2) any claim, issue or matter as to which such person shall have been adjudged to be liable to the Corporation, unless and only to the extent that the court in which the action was brought, or , if no action was brought, any court of competent jurisdiction, determines upon application that, in view of all the circumstances of the case, the person is fairly and reasonably entitled to indemnity for such portion of the settlement amount and expenses as the court deems proper.

The Corporation may indemnify any person made, or threatened to be made, a party to an action or proceeding (other than one by or in the right of the Corporation to procure a judgment in its favor), whether civil or criminal, including an action by or in the right of any other corporation of any type or kind, domestic or foreign, or any partnership, joint venture, trust, employee benefit plan or other enterprise, which any director or officer of the Corporation served in any capacity at the request of the Corporation, by reason of the fact that he or she, his or her testator, testatrix or intestate, was a director or officer of the Corporation, or served such other corporation, partnership, joint venture, trust, employee benefit plan or other enterprise in any capacity, against judgments, fines, amounts paid in settlement and reasonable expenses, including attorneys' fees actually and necessarily incurred as a result of such action or proceeding, or any appeal therein, if such director or officer acted, in good faith, for a purpose which he or she reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interests of the Corporation and, in criminal actions or proceedings, in addition, had no reasonable cause to believe that his or her conduct was unlawful.

The termination of any such civil or criminal action or proceeding by judgment, settlement, conviction or upon a plea of nolo contendere, of its equivalent, shall not in itself create a presumption that any such director or officer did not act, in good faith, for a purpose which he or she reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interest of the Corporation or that he or she had reasonable cause to believe that his or her conduct was unlawful.

Notwithstanding the foregoing, Registrant hereby makes the following undertaking pursuant to Rule 484 under the Securities Act of 1933:

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters.

     (a) Set forth below is information concerning other investment companies for which John Hancock Distributors, LLC ("JHD LLC"), the principal underwriter of the contracts, acts as investment adviser or principal underwriter.


NAME OF INVESTMENT COMPANY                                           CAPACITY IN WHICH ACTING
--------------------------                                           ------------------------
John Hancock Life Insurance Company (U.S.A.) Separate Account H      Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account A      Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account N      Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account I      Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account L      Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account M      Principal Underwriter
John Hancock Life Insurance Company of New York Separate Account A   Principal Underwriter
John Hancock Life Insurance Company of New York Separate Account B   Principal Underwriter
John Hancock Variable Annuity Account H                              Principal Underwriter
John Hancock Variable Annuity Account U                              Principal Underwriter
John Hancock Variable Annuity Account V                              Principal Underwriter
John Hancock Variable Life Account UV                                Principal Underwriter
John Hancock Variable Annuity Account I                              Principal Underwriter
John Hancock Variable Annuity Account JF                             Principal Underwriter
John Hancock Variable Life Account S                                 Principal Underwriter
John Hancock Variable Life Account U                                 Principal Underwriter
John Hancock Variable Life Account V                                 Principal Underwriter



     (b) John Hancock Life Insurance Company (U.S.A.) is the sole member of John Hancock Distributors LLC (JHD LLC). The management of JHD LLC is vested in its board of managers (consisting of Edward Eng**, Steve Finch***, Lynne Patterson*, Christopher M. Walker**, Warren Thomson***, and Karen Walsh*) who have authority to act on behalf of JHD LLC.


*    Principal business office is 601 Congress Street, Boston, MA 02210

**   Principal business office is 200 Bloor Street, Toronto, Canada M4W 1E5

***  Principal business office is 197 Clarendon St, Boston, MA 02116

     (c)  None.

Item 30. Location of Accounts and Records.

All books and records are maintained at 100 Summit Lake Drive, Second Floor, Valhalla, New York 10595.

Item 31. Management Services.

The Company has entered into an Administrative Services Agreement with The Manufacturers Life Insurance Company ("Manulife"). This Agreement provides that under the general supervision of the Board of Directors of the Company, and subject to initiation, preparation and verification by the Chief Administrative Officer of the Company, Manulife shall provide accounting services related to the provision of a payroll support system, general ledger, accounts payable, tax and auditing services.

Item 32. Undertakings.

     (a) Representation of Insurer pursuant to Section 26 of the Investment Company Act of 1940.

          John Hancock Life Insurance Company of New York (the "Company") hereby represents that the fees and charges deducted under the Contracts issued pursuant to this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by the Company.

     (b) Representation of Registrant Pursuant to Section 403(b) of the Internal Revenue Code of 1986, as amended

          Registrant is relying on a no-action letter issued in connection with funding vehicles for retirement plans meeting the requirements of
          Section 403(b) of the Internal Revenue Code of 1986, as amended, on November 28, 1988, SEC Reference No. IP-6-88, and is complying with the provisions of paragraphs 1-4 of such no action letter.

     (c)  Undertakings Pursuant to Item 32 of Form N-4

               (1) The Depositor and Registrant will file a post-effective amendment to this registration statement as frequently as is necessary to insure that the audited financial statements in the registration statement are never longer than 16 months old for so long as payments under the variable annuity contracts may be accepted;

               (2) The Depositor and Registrant will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

               (3) The Depositor and Registrant will deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant and the Depositor certify that they meet the requirements of Securities Act Rule 485(b) for effectiveness of this post-effective amendment to the Registration Statement and have caused this amended Registration Statement to be signed on their behalf in the City of Boston, Massachusetts, on this twenty-fifth day of April 2008.


JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT A
(Registrant)

By: JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK
    (Depositor)


By: /s/ James D. Gallagher
    -----------------------------------------------
    James D. Gallagher
    Chairman and President


JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK


By: /s/ James D. Gallagher
    -----------------------------------------------
    James D. Gallagher
    Chairman and President

                                   SIGNATURES


     As required by the Securities Act of 1933, this amended Registration Statement has been signed by the following persons in the capacities with the Depositor on the twenty-fifth day of April 2008.



Signature                               Title
---------                               -----


/s/ James D. Gallagher                  Chairman and President
-------------------------------------   (Principal Executive Officer)
James D. Gallagher


/s/ Lynne Patterson                     Director, Senior Vice President and CFO
-------------------------------------   (Principal Financial Officer)
Lynne Patterson


/s/ Jeffery J. Whitehead                Controller
-------------------------------------   (Principal Accounting Officer)
Jeffery J. Whitehead


                  *                     Director
-------------------------------------
Thomas Borshoff


                  *                     Director
-------------------------------------
Marc Costantini


                  *                     Director
-------------------------------------
Steven A. Finch


                  *                     Director
-------------------------------------
Ruth Ann Fleming


                  *                     Director
-------------------------------------
William P. Hicks III


                  *                     Director
-------------------------------------
Katherine MacMillan


                  *                     Director
-------------------------------------
Neil M. Merkl


                  *                     Director
-------------------------------------
Bradford J. Race, Jr.


                  *                     Director
-------------------------------------
Diana Scott


                  *                     Director
-------------------------------------
Bruce R. Speca


                  *                     Director
-------------------------------------
Robert L. Ullmann


*/s/ Thomas J. Loftus                   Senior Counsel - Annuities
-------------------------------------
Thomas J. Loftus
Pursuant to Power of Attorney

                                  EXHIBIT INDEX

  ITEM NO.                DESCRIPTION
-----------   -----------------------------------
24(b)(4)(a)   Form of Specimen Contract
24(b)(5)(a)   Form of Specimen Application
  24(b)10     Written Consent of Ernst & Young LLP